Schedule of Investments
Blue Chip Fund
November 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .14 % Shares Held Value (000's)
Money Market Funds - 0 .14%
BlackRock Liquidity FedFund - Institutional
Class 3.55%
(a),(b)
3,455,084 $ 3,455
Principal Government Money Market Fund -
Institutional Class 3.57%
(a),(c)
9,052,373 9,052
$ 12,507
TOTAL INVESTMENT COMPANIES $ 12,507
COMMON STOCKS - 99 .91 % Shares Held Value (000's)
Aerospace & Defense - 5 .44%
TransDigm Group Inc 755,210 $ 474,650
Chemicals - 2 .47%
Linde PLC 429,524 144,526
Sherwin-Williams Co/The 283,761 70,708
$ 215,234
Commercial Services - 9 .04%
CoStar Group Inc
(d)
3,111,417 252,149
Moody's Corp 1,105,454 329,724
S&P Global Inc 585,625 206,609
$ 788,482
Distribution & Wholesale - 1 .84%
Copart Inc
(d)
2,414,156 160,686
Diversified Financial Services - 12 .75%
Brookfield Asset Management Reinsurance
Partners Ltd
(d)
62,308 2,952
Charles Schwab Corp/The 2,287,452 188,806
Mastercard Inc 1,304,767 465,019
Visa Inc 2,096,131 454,860
$ 1,111,637
Healthcare - Products - 5 .55%
Danaher Corp 1,288,081 352,174
IDEXX Laboratories Inc
(d)
239,566 102,024
Intuitive Surgical Inc
(d)
108,509 29,340
$ 483,538
Insurance - 3 .61%
Progressive Corp/The 2,379,120 314,401
Internet - 14 .81%
Alphabet Inc - A Shares
(d)
924,280 93,343
Alphabet Inc - C Shares
(d)
4,286,045 434,819
Amazon.com Inc
(d)
5,685,703 548,898
Netflix Inc
(d)
701,558 214,347
$ 1,291,407
Lodging - 2 .35%
Hilton Worldwide Holdings Inc 1,437,089 204,958
Pharmaceuticals - 1 .91%
Zoetis Inc 1,083,074 166,945
Private Equity - 7 .06%
Brookfield Asset Management Inc
(e)
10,097,081 476,078
KKR & Co Inc 2,681,612 139,229
$ 615,307
REITs - 4 .82%
American Tower Corp 1,759,722 389,338
SBA Communications Corp 102,024 30,536
$ 419,874
Retail - 4 .06%
CarMax Inc
(d)
905,663 62,817
Costco Wholesale Corp 175,105 94,425
O'Reilly Automotive Inc
(d)
227,460 196,648
$ 353,890
Semiconductors - 0 .36%
NVIDIA Corp 183,569 31,065
Software - 20 .64%
Adobe Inc
(d)
1,034,027 356,667
Intuit Inc 724,077 295,127
Microsoft Corp 3,317,436 846,411
Roper Technologies Inc 502,594 220,583
Salesforce Inc
(d)
491,546 78,770
Snowflake Inc - Class A
(d)
14,229 2,033
$ 1,799,591
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation - 3 .20%
Union Pacific Corp 1,282,937 $ 278,949
TOTAL COMMON STOCKS $ 8,710,614
Total Investments $ 8,723,121
Other Assets and Liabilities -  (0.05)% (4,697)
TOTAL NET ASSETS - 100.00% $ 8,718,424
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $3,455 or
0.04% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $3,541 or 0.04% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Financial 28 .24%
Technology 21 .00%
Consumer, Non-cyclical 16 .50%
Communications 14 .81%
Industrial 8 .64%
Consumer, Cyclical 8 .25%
Basic Materials 2 .47%
Money Market Funds 0 .14%
Other Assets and Liabilities
( 0 .05 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
Blue Chip Fund
November 30, 2022 (unaudited)
See accompanying notes.

Affiliated Securities August 31, 2022 Purchases Sales November 30, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 3.57% $ 43,475 $ 180,893 $ 215,316 $ 9,052
$ 43,475 $ 180,893 $ 215,316 $ 9,052
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 3.57% $ 73 $ — $ — $ —
$ 73 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Bond Market Index Fund
November 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 8.04% Shares Held Value (000's)
Exchange-Traded Funds - 0.90%
iShares Core U.S. Aggregate Bond ETF 110,000 $ 10,812
iShares iBoxx $ Investment Grade Corporate
Bond ETF
100,000 10,776
$ 21,588
Money Market Funds - 7.14%
BlackRock Liquidity FedFund - Institutional
Class 3.55%
(a),(b)
3,469,197 3,469
Principal Government Money Market Fund -
Institutional Class 3.57%
(a),(b),(c)
167,170,084 167,170
$ 170,639
TOTAL INVESTMENT COMPANIES $ 192,227
BONDS - 28.81%
Principal
Amount (000's) Value (000's)
Advertising - 0.01%
Interpublic Group of Cos Inc/The
2.40%, 03/01/2031 $ 60 $ 47
Omnicom Group Inc
2.45%, 04/30/2030 155 129
2.60%, 08/01/2031 35 29
WPP Finance 2010
3.75%, 09/19/2024 75 73
$ 278
Aerospace & Defense - 0 .53%
Boeing Co/The
1.95%, 02/01/2024 600 577
2.70%, 02/01/2027 110 99
2.75%, 02/01/2026 785 727
2.80%, 03/01/2024 200 194
2.95%, 02/01/2030 140 119
3.25%, 02/01/2028 685 624
3.50%, 03/01/2039 200 145
3.63%, 02/01/2031 85 75
3.95%, 08/01/2059 290 200
5.04%, 05/01/2027 315 312
5.15%, 05/01/2030 1,000 976
5.71%, 05/01/2040 120 114
5.81%, 05/01/2050 505 477
5.88%, 02/15/2040 100 95
5.93%, 05/01/2060 350 325
General Dynamics Corp
1.15%, 06/01/2026 760 678
2.25%, 06/01/2031 640 544
3.25%, 04/01/2025 780 758
3.50%, 05/15/2025 235 230
4.25%, 04/01/2040 155 144
L3Harris Technologies Inc
1.80%, 01/15/2031 35 27
Lockheed Martin Corp
3.90%, 06/15/2032 75 71
4.07%, 12/15/2042 105 93
4.09%, 09/15/2052 162 140
4.15%, 06/15/2053 765 669
4.70%, 05/15/2046 75 71
4.95%, 10/15/2025 740 749
5.10%, 11/15/2027 155 160
5.25%, 01/15/2033 155 161
5.70%, 11/15/2054 155 168
Northrop Grumman Corp
3.20%, 02/01/2027 130 122
5.25%, 05/01/2050 600 605
Raytheon Technologies Corp
1.90%, 09/01/2031 155 123
2.38%, 03/15/2032 60 49
2.82%, 09/01/2051 150 103
3.03%, 03/15/2052 60 42
3.20%, 03/15/2024 875 859
4.05%, 05/04/2047 610 509
4.13%, 11/16/2028 270 262
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Aerospace & Defense (continued)
Raytheon Technologies Corp   (continued)
4.70%, 12/15/2041 $ 350 $ 322
$ 12,718
Agriculture - 0.32%
Altria Group Inc
2.35%, 05/06/2025 65 61
2.45%, 02/04/2032 60 45
3.40%, 05/06/2030 1,125 966
3.70%, 02/04/2051 60 39
3.88%, 09/16/2046 410 279
4.00%, 02/04/2061 60 40
5.38%, 01/31/2044 375 327
5.80%, 02/14/2039 350 324
Archer-Daniels-Midland Co
2.70%, 09/15/2051 60 41
2.90%, 03/01/2032 130 113
BAT Capital Corp
2.26%, 03/25/2028 150 126
2.73%, 03/25/2031 150 118
2.79%, 09/06/2024 210 201
3.22%, 08/15/2024 1,200 1,157
3.46%, 09/06/2029 210 180
3.98%, 09/25/2050 390 264
4.39%, 08/15/2037 540 425
4.54%, 08/15/2047 400 290
BAT International Finance PLC
1.67%, 03/25/2026 150 133
Bunge Ltd Finance Corp
2.75%, 05/14/2031 60 50
Philip Morris International Inc
0.88%, 05/01/2026 85 75
1.75%, 11/01/2030 85 67
4.13%, 03/04/2043 300 234
5.13%, 11/17/2027 580 581
5.63%, 11/17/2029 580 590
5.75%, 11/17/2032 290 299
Reynolds American Inc
4.45%, 06/12/2025 220 216
5.70%, 08/15/2035 50 46
5.85%, 08/15/2045 375 328
$ 7,615
Airlines - 0.02%
American Airlines 2019-1 Class AA Pass Through
Trust
3.15%, 08/15/2033 121 102
Delta Air Lines 2020-1 Class AA Pass Through
Trust
2.00%, 06/10/2028 273 234
Southwest Airlines Co
3.00%, 11/15/2026 80 74
5.25%, 05/04/2025 130 131
United Airlines 2019-2 Class AA Pass Through
Trust
2.70%, 11/01/2033 62 50
$ 591
Apparel - 0.01%
NIKE Inc
2.40%, 03/27/2025 155 149
3.25%, 03/27/2040 155 127
$ 276
Automobile Manufacturers - 0.58%
American Honda Finance Corp
0.55%, 07/12/2024 755 704
1.20%, 07/08/2025 160 146
1.30%, 09/09/2026 60 53
2.15%, 09/10/2024 1,000 954
2.25%, 01/12/2029 65 56

Schedule of Investments
Bond Market Index Fund
November 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Manufacturers (continued)
Cummins Inc
4.88%, 10/01/2043 $ 25 $ 24
General Motors Co
4.00%, 04/01/2025 120 117
4.20%, 10/01/2027 700 666
5.15%, 04/01/2038 160 141
5.20%, 04/01/2045 85 72
5.40%, 04/01/2048 65 56
5.95%, 04/01/2049 230 214
6.25%, 10/02/2043 305 294
General Motors Financial Co Inc
1.05%, 03/08/2024 810 766
1.20%, 10/15/2024 155 143
1.25%, 01/08/2026 655 574
1.50%, 06/10/2026 60 52
2.35%, 02/26/2027 240 211
2.35%, 01/08/2031 55 43
2.40%, 04/10/2028 60 51
2.40%, 10/15/2028 155 129
2.70%, 06/10/2031 60 47
3.80%, 04/07/2025 1,105 1,068
3.95%, 04/13/2024 940 924
4.00%, 10/06/2026 75 71
4.35%, 01/17/2027 810 772
5.25%, 03/01/2026 200 198
Honda Motor Co Ltd
2.53%, 03/10/2027 135 124
PACCAR Financial Corp
0.35%, 02/02/2024 60 57
1.80%, 02/06/2025 100 95
3.55%, 08/11/2025 65 63
Toyota Motor Corp
1.34%, 03/25/2026 115 104
Toyota Motor Credit Corp
0.45%, 01/11/2024 755 720
0.50%, 06/18/2024 660 617
0.80%, 10/16/2025 555 498
1.15%, 08/13/2027 160 137
1.65%, 01/10/2031 55 44
1.80%, 02/13/2025 655 617
1.90%, 01/13/2027 65 58
1.90%, 09/12/2031 660 525
2.00%, 10/07/2024 145 138
3.35%, 01/08/2024 500 492
3.65%, 08/18/2025 355 346
4.40%, 09/20/2024 120 119
4.45%, 06/29/2029 205 203
4.55%, 09/20/2027 490 486
$ 13,989
Automobile Parts & Equipment - 0.02%
Aptiv PLC / Aptiv Corp
3.25%, 03/01/2032 160 135
BorgWarner Inc
4.38%, 03/15/2045 300 234
$ 369
Banks - 5.93%
Banco Santander SA
1.85%, 03/25/2026 400 353
2.75%, 05/28/2025 800 752
3.49%, 05/28/2030 200 168
4.18%, 03/24/2028
(d)
600 556
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.00%
5.29%, 08/18/2027 200 194
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of America Corp
0.98%, 04/22/2025
(d)
$ 815 $ 761
Secured Overnight Financing Rate + 0.69%
0.98%, 09/25/2025
(d)
150 137
Secured Overnight Financing Rate + 0.91%
1.32%, 06/19/2026
(d)
310 280
Secured Overnight Financing Rate + 1.15%
1.66%, 03/11/2027
(d)
210 186
Secured Overnight Financing Rate + 0.91%
1.73%, 07/22/2027
(d)
115 101
Secured Overnight Financing Rate + 0.96%
1.90%, 07/23/2031
(d)
980 764
Secured Overnight Financing Rate + 1.53%
1.92%, 10/24/2031
(d)
205 159
Secured Overnight Financing Rate + 1.37%
2.02%, 02/13/2026
(d)
1,065 987
3 Month USD LIBOR + 0.64%
2.09%, 06/14/2029
(d)
60 51
Secured Overnight Financing Rate + 1.06%
2.30%, 07/21/2032
(d)
115 90
Secured Overnight Financing Rate + 1.22%
2.46%, 10/22/2025
(d)
300 282
3 Month USD LIBOR + 0.87%
2.48%, 09/21/2036
(d)
870 659
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.20%
2.50%, 02/13/2031
(d)
225 185
3 Month USD LIBOR + 0.99%
2.55%, 02/04/2028
(d)
255 228
Secured Overnight Financing Rate + 1.05%
2.57%, 10/20/2032
(d)
260 207
Secured Overnight Financing Rate + 1.21%
2.65%, 03/11/2032
(d)
175 142
Secured Overnight Financing Rate + 1.22%
2.68%, 06/19/2041
(d)
465 324
Secured Overnight Financing Rate + 1.93%
2.83%, 10/24/2051
(d)
75 48
Secured Overnight Financing Rate + 1.88%
2.88%, 10/22/2030
(d)
650 555
3 Month USD LIBOR + 1.19%
2.97%, 02/04/2033
(d)
130 106
Secured Overnight Financing Rate + 1.33%
2.97%, 07/21/2052
(d)
115 76
Secured Overnight Financing Rate + 1.56%
3.19%, 07/23/2030
(d)
1,060 925
3 Month USD LIBOR + 1.18%
3.25%, 10/21/2027 350 323
3.31%, 04/22/2042
(d)
715 541
Secured Overnight Financing Rate + 1.58%
3.37%, 01/23/2026
(d)
700 669
3 Month USD LIBOR + 0.81%
3.38%, 04/02/2026
(d)
65 62
Secured Overnight Financing Rate + 1.33%
3.42%, 12/20/2028
(d)
500 456
3 Month USD LIBOR + 1.04%
3.46%, 03/15/2025
(d)
2,190 2,132
3 Month USD LIBOR + 0.97%
3.48%, 03/13/2052
(d)
630 462
Secured Overnight Financing Rate + 1.65%
3.84%, 04/25/2025
(d)
600 585
Secured Overnight Financing Rate + 1.11%
3.85%, 03/08/2037
(d)
700 593
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
3.95%, 01/23/2049
(d)
550 436
3 Month USD LIBOR + 1.19%

Schedule of Investments
Bond Market Index Fund
November 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of America Corp   (continued)
3.97%, 03/05/2029
(d)
$ 75 $ 70
3 Month USD LIBOR + 1.07%
3.97%, 02/07/2030
(d)
600 552
3 Month USD LIBOR + 1.21%
4.00%, 01/22/2025 90 88
4.33%, 03/15/2050
(d)
255 216
3 Month USD LIBOR + 1.52%
4.38%, 04/27/2028
(d)
175 168
Secured Overnight Financing Rate + 1.58%
4.57%, 04/27/2033
(d)
115 107
Secured Overnight Financing Rate + 1.83%
4.83%, 07/22/2026
(d)
885 873
Secured Overnight Financing Rate + 1.75%
5.00%, 01/21/2044 75 70
5.02%, 07/22/2033
(d)
585 565
Secured Overnight Financing Rate + 2.16%
5.88%, 02/07/2042 60 63
6.11%, 01/29/2037 250 259
Bank of Montreal
0.95%, 01/22/2027
(d)
55 49
Secured Overnight Financing Rate + 0.60%
1.85%, 05/01/2025 160 150
3.09%, 01/10/2037
(d)
125 95
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.40%
3.30%, 02/05/2024 350 344
3.70%, 06/07/2025 70 68
4.25%, 09/14/2024 435 429
4.70%, 09/14/2027 435 430
Bank of New York Mellon Corp/The
0.35%, 12/07/2023 245 234
0.50%, 04/26/2024 150 141
0.75%, 01/28/2026 60 53
1.65%, 07/14/2028 245 206
1.80%, 07/28/2031 600 465
2.05%, 01/26/2027
(e)
65 59
2.50%, 01/26/2032 65 53
3.35%, 04/25/2025 65 63
3.99%, 06/13/2028
(d)
70 67
Secured Overnight Financing Rate + 1.15%
4.41%, 07/24/2026
(d)
665 656
Secured Overnight Financing Rate + 1.35%
5.83%, 10/25/2033
(d)
155 163
Secured Overnight Financing Rate + 2.07%
Bank of Nova Scotia/The
1.05%, 03/02/2026 60 53
1.30%, 06/11/2025 155 142
1.30%, 09/15/2026 260 229
1.45%, 01/10/2025 175 163
2.15%, 08/01/2031 60 48
3.40%, 02/11/2024 1,000 983
4.50%, 12/16/2025 60 59
5.25%, 12/06/2024
(f)
155 155
Barclays PLC
1.01%, 12/10/2024
(d)
200 189
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.80%
2.65%, 06/24/2031
(d)
1,600 1,243
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.90%
3.56%, 09/23/2035
(d)
200 152
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
3.81%, 03/10/2042
(d)
200 130
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.70%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Barclays PLC   (continued)
4.38%, 01/12/2026 $ 380 $ 365
4.97%, 05/16/2029
(d)
750 703
3 Month USD LIBOR + 1.90%
5.50%, 08/09/2028
(d)
800 775
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.65%
7.33%, 11/02/2026
(d)
310 319
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.05%
7.44%, 11/02/2033
(d)
310 328
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.50%
Canadian Imperial Bank of Commerce
0.50%, 12/14/2023 55 53
1.25%, 06/22/2026 60 53
3.30%, 04/07/2025 250 241
Citigroup Inc
0.98%, 05/01/2025
(d)
385 359
Secured Overnight Financing Rate + 0.67%
1.12%, 01/28/2027
(d)
60 52
Secured Overnight Financing Rate + 0.77%
1.28%, 11/03/2025
(d)
295 270
Secured Overnight Financing Rate + 0.53%
1.46%, 06/09/2027
(d)
885 770
Secured Overnight Financing Rate + 0.77%
2.01%, 01/25/2026
(d)
380 353
Secured Overnight Financing Rate + 0.69%
2.52%, 11/03/2032
(d)
155 122
Secured Overnight Financing Rate + 1.18%
2.56%, 05/01/2032
(d)
200 160
Secured Overnight Financing Rate + 1.17%
2.57%, 06/03/2031
(d)
310 254
Secured Overnight Financing Rate + 2.11%
2.90%, 11/03/2042
(d)
60 42
Secured Overnight Financing Rate + 1.38%
2.98%, 11/05/2030
(d)
150 128
Secured Overnight Financing Rate + 1.42%
3.06%, 01/25/2033
(d)
1,130 929
Secured Overnight Financing Rate + 1.35%
3.20%, 10/21/2026 875 817
3.35%, 04/24/2025
(d)
600 580
3 Month USD LIBOR + 0.90%
3.52%, 10/27/2028
(d)
125 114
3 Month USD LIBOR + 1.15%
3.70%, 01/12/2026 110 106
3.75%, 06/16/2024 400 394
3.79%, 03/17/2033
(d)
830 725
Secured Overnight Financing Rate + 1.94%
3.88%, 01/24/2039
(d)
220 184
3 Month USD LIBOR + 1.17%
4.13%, 07/25/2028 620 586
4.28%, 04/24/2048
(d)
100 84
3 Month USD LIBOR + 1.84%
4.30%, 11/20/2026 75 73
4.40%, 06/10/2025 600 590
4.45%, 09/29/2027 875 843
4.65%, 07/30/2045 115 102
4.66%, 05/24/2028
(d),(e)
835 813
Secured Overnight Financing Rate + 1.89%
4.91%, 05/24/2033
(d)
165 157
Secured Overnight Financing Rate + 2.09%
5.61%, 09/29/2026
(d)
625 627
Secured Overnight Financing Rate + 1.55%
6.27%, 11/17/2033
(d)
310 327
Secured Overnight Financing Rate + 2.34%
6.68%, 09/13/2043 360 393

Schedule of Investments
Bond Market Index Fund
November 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Citizens Bank NA/Providence RI
6.06%, 10/24/2025
(d)
$ 310 $ 313
Secured Overnight Financing Rate + 1.45%
Cooperatieve Rabobank UA
5.25%, 05/24/2041 185 189
Cooperatieve Rabobank UA/NY
0.38%, 01/12/2024 250 238
3.88%, 08/22/2024 250 246
Credit Suisse AG/New York NY
0.50%, 02/02/2024
(e)
500 457
5.00%, 07/09/2027 500 445
Credit Suisse Group AG
3.75%, 03/26/2025 500 443
Deutsche Bank AG/New York NY
2.13%, 11/24/2026
(d)
600 525
Secured Overnight Financing Rate + 1.87%
4.10%, 01/13/2026 250 238
5.37%, 09/09/2027 255 253
6.12%, 07/14/2026
(d)
700 688
Secured Overnight Financing Rate + 3.19%
Fifth Third Bancorp
4.06%, 04/25/2028
(d)
275 259
Secured Overnight Financing Rate + 1.36%
Fifth Third Bank NA
5.85%, 10/27/2025
(d)
1,000 1,008
Secured Overnight Financing Rate + 1.23%
Goldman Sachs Group Inc/The
0.86%, 02/12/2026
(d)
245 221
Secured Overnight Financing Rate + 0.61%
1.09%, 12/09/2026
(d)
395 348
Secured Overnight Financing Rate + 0.79%
1.43%, 03/09/2027
(d)
1,115 980
Secured Overnight Financing Rate + 0.80%
1.54%, 09/10/2027
(d)
60 52
Secured Overnight Financing Rate + 0.82%
1.95%, 10/21/2027
(d)
235 206
Secured Overnight Financing Rate + 0.91%
1.99%, 01/27/2032
(d)
355 274
Secured Overnight Financing Rate + 1.09%
2.38%, 07/21/2032
(d)
935 739
Secured Overnight Financing Rate + 1.25%
2.60%, 02/07/2030 590 494
2.62%, 04/22/2032
(d)
115 93
Secured Overnight Financing Rate + 1.28%
2.64%, 02/24/2028
(d)
185 165
Secured Overnight Financing Rate + 1.11%
2.65%, 10/21/2032
(d)
760 610
Secured Overnight Financing Rate + 1.26%
2.91%, 07/21/2042
(d)
115 81
Secured Overnight Financing Rate + 1.47%
3.10%, 02/24/2033
(d)
210 174
Secured Overnight Financing Rate + 1.41%
3.21%, 04/22/2042
(d)
60 44
Secured Overnight Financing Rate + 1.51%
3.27%, 09/29/2025
(d)
675 650
3 Month USD LIBOR + 1.20%
3.44%, 02/24/2043
(d)
200 152
Secured Overnight Financing Rate + 1.63%
3.50%, 01/23/2025 375 365
3.69%, 06/05/2028
(d)
890 832
3 Month USD LIBOR + 1.51%
3.75%, 02/25/2026 75 73
3.81%, 04/23/2029
(d)
75 69
3 Month USD LIBOR + 1.16%
3.85%, 01/26/2027 110 106
4.00%, 03/03/2024 300 297
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Goldman Sachs Group Inc/The   (continued)
4.22%, 05/01/2029
(d)
$ 500 $ 470
3 Month USD LIBOR + 1.30%
4.41%, 04/23/2039
(d)
175 153
3 Month USD LIBOR + 1.43%
4.48%, 08/23/2028
(d)
445 427
Secured Overnight Financing Rate + 1.73%
4.75%, 10/21/2045 750 680
5.15%, 05/22/2045 450 429
6.25%, 02/01/2041 220 233
6.75%, 10/01/2037 785 841
HSBC Holdings PLC
0.98%, 05/24/2025
(d)
500 460
Secured Overnight Financing Rate + 0.71%
1.59%, 05/24/2027
(d)
500 428
Secured Overnight Financing Rate + 1.29%
1.65%, 04/18/2026
(d)
240 216
Secured Overnight Financing Rate + 1.54%
2.01%, 09/22/2028
(d)
300 249
Secured Overnight Financing Rate + 1.73%
2.10%, 06/04/2026
(d)
310 281
Secured Overnight Financing Rate + 1.93%
2.36%, 08/18/2031
(d)
200 153
Secured Overnight Financing Rate + 1.95%
2.63%, 11/07/2025
(d)
225 209
Secured Overnight Financing Rate + 1.40%
2.80%, 05/24/2032
(d)
600 466
Secured Overnight Financing Rate + 1.19%
2.85%, 06/04/2031
(d)
200 159
Secured Overnight Financing Rate + 2.39%
3.90%, 05/25/2026 300 285
3.97%, 05/22/2030
(d)
300 262
3 Month USD LIBOR + 1.61%
4.18%, 12/09/2025
(d)
200 193
Secured Overnight Financing Rate + 1.51%
4.58%, 06/19/2029
(d)
540 497
3 Month USD LIBOR + 1.53%
4.76%, 06/09/2028
(d)
500 474
Secured Overnight Financing Rate + 2.11%
5.40%, 08/11/2033
(d)
900 843
Secured Overnight Financing Rate + 2.87%
6.50%, 09/15/2037 100 97
7.39%, 11/03/2028
(d)
310 325
Secured Overnight Financing Rate + 3.35%
HSBC USA Inc
3.50%, 06/23/2024 500 488
Huntington National Bank/The
5.65%, 01/10/2030 310 312
ING Groep NV
1.73%, 04/01/2027
(d)
1,300 1,147
Secured Overnight Financing Rate + 1.01%
3.55%, 04/09/2024 900 880
4.55%, 10/02/2028 300 286
JPMorgan Chase & Co
0.56%, 02/16/2025
(d)
60 56
Secured Overnight Financing Rate + 0.42%
0.77%, 08/09/2025
(d)
115 106
Secured Overnight Financing Rate + 0.49%
0.82%, 06/01/2025
(d)
370 344
Secured Overnight Financing Rate + 0.54%
0.97%, 06/23/2025
(d)
115 107
CME Term Secured Overnight Financing
Rate 3 Month + 0.58%
1.04%, 02/04/2027
(d)
115 100
CME Term Secured Overnight Financing
Rate 3 Month + 0.70%

Schedule of Investments
Bond Market Index Fund
November 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
JPMorgan Chase & Co   (continued)
1.05%, 11/19/2026
(d)
$ 135 $ 119
Secured Overnight Financing Rate + 0.80%
1.47%, 09/22/2027
(d)
245 213
Secured Overnight Financing Rate + 0.77%
1.58%, 04/22/2027
(d)
115 102
Secured Overnight Financing Rate + 0.89%
1.76%, 11/19/2031
(d)
135 104
CME Term Secured Overnight Financing
Rate 3 Month + 1.11%
1.95%, 02/04/2032
(d)
115 89
Secured Overnight Financing Rate + 1.07%
2.01%, 03/13/2026
(d)
855 795
CME Term Secured Overnight Financing
Rate 3 Month + 1.59%
2.07%, 06/01/2029
(d)
855 719
Secured Overnight Financing Rate + 1.02%
2.08%, 04/22/2026
(d)
845 785
Secured Overnight Financing Rate + 1.85%
2.18%, 06/01/2028
(d)
820 717
Secured Overnight Financing Rate + 1.89%
2.30%, 10/15/2025
(d)
320 302
Secured Overnight Financing Rate + 1.16%
2.53%, 11/19/2041
(d)
65 44
Secured Overnight Financing Rate + 1.51%
2.55%, 11/08/2032
(d)
420 336
Secured Overnight Financing Rate + 1.18%
2.58%, 04/22/2032
(d)
115 93
Secured Overnight Financing Rate + 1.25%
2.96%, 05/13/2031
(d)
575 479
Secured Overnight Financing Rate + 2.52%
3.11%, 04/22/2041
(d)
235 176
Secured Overnight Financing Rate + 2.46%
3.11%, 04/22/2051
(d)
235 163
Secured Overnight Financing Rate + 2.44%
3.13%, 01/23/2025 100 97
3.22%, 03/01/2025
(d)
2,230 2,171
3 Month USD LIBOR + 1.16%
3.33%, 04/22/2052
(d)
115 83
Secured Overnight Financing Rate + 1.58%
3.51%, 01/23/2029
(d)
590 540
3 Month USD LIBOR + 0.95%
3.88%, 02/01/2024 85 84
3.88%, 09/10/2024 75 74
3.88%, 07/24/2038
(d)
100 84
3 Month USD LIBOR + 1.36%
3.96%, 11/15/2048
(d)
825 668
3 Month USD LIBOR + 1.38%
4.01%, 04/23/2029
(d)
200 187
3 Month USD LIBOR + 1.12%
4.20%, 07/23/2029
(d)
230 216
3 Month USD LIBOR + 1.26%
4.32%, 04/26/2028
(d)
1,200 1,150
Secured Overnight Financing Rate + 1.56%
4.57%, 06/14/2030
(d)
305 291
Secured Overnight Financing Rate + 1.75%
4.59%, 04/26/2033
(d)
135 127
Secured Overnight Financing Rate + 1.80%
4.85%, 07/25/2028
(d)
815 798
Secured Overnight Financing Rate + 1.99%
4.91%, 07/25/2033
(d)
435 419
Secured Overnight Financing Rate + 2.08%
4.95%, 06/01/2045 430 398
5.60%, 07/15/2041 370 378
5.72%, 09/14/2033
(d)
255 252
Secured Overnight Financing Rate + 2.58%
6.40%, 05/15/2038 600 662
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
KeyBank NA/Cleveland OH
5.85%, 11/15/2027 $ 775 $ 798
KeyCorp
2.25%, 04/06/2027 110 97
3.88%, 05/23/2025
(d)
175 172
Secured Overnight Financing Rate + 1.25%
Korea Development Bank/The
0.40%, 06/19/2024 200 187
0.80%, 04/27/2026 200 177
3.00%, 01/13/2026 400 382
4.00%, 09/08/2025 1,000 973
Kreditanstalt fuer Wiederaufbau
0.00%, 06/29/2037
(g)
250 141
0.25%, 03/08/2024 525 497
0.38%, 07/18/2025 315 285
0.50%, 09/20/2024 925 862
0.63%, 01/22/2026 905 811
1.00%, 10/01/2026 90 80
1.25%, 01/31/2025 625 586
2.00%, 05/02/2025 300 284
2.50%, 11/20/2024 500 481
2.88%, 04/03/2028 600 569
3.00%, 05/20/2027 630 606
3.13%, 06/10/2025 705 687
Landwirtschaftliche Rentenbank
0.88%, 03/30/2026 575 516
1.75%, 07/27/2026 200 183
2.00%, 01/13/2025 400 380
2.38%, 06/10/2025 230 220
3.88%, 09/28/2027 320 318
Lloyds Banking Group PLC
3.57%, 11/07/2028
(d)
200 178
3 Month USD LIBOR + 1.21%
3.87%, 07/09/2025
(d)
210 202
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.50%
3.90%, 03/12/2024 200 196
4.34%, 01/09/2048 400 293
4.58%, 12/10/2025 575 546
4.65%, 03/24/2026 675 642
4.98%, 08/11/2033
(d)
200 184
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.30%
5.30%, 12/01/2045 300 257
Mitsubishi UFJ Financial Group Inc
0.95%, 07/19/2025
(d)
800 742
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.55%
1.41%, 07/17/2025 200 181
1.54%, 07/20/2027
(d)
800 696
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.75%
1.64%, 10/13/2027
(d)
200 173
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.67%
2.19%, 02/25/2025 200 188
2.56%, 02/25/2030 600 496
2.80%, 07/18/2024 200 192
3.20%, 07/18/2029 200 176
3.75%, 07/18/2039 200 163
4.08%, 04/19/2028
(d)
600 567
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.30%
4.32%, 04/19/2033
(d),(e)
200 183
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.55%

Schedule of Investments
Bond Market Index Fund
November 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Mitsubishi UFJ Financial Group Inc   (continued)
4.79%, 07/18/2025
(d)
$ 750 $ 742
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.70%
5.13%, 07/20/2033
(d)
700 681
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.13%
5.35%, 09/13/2028
(d)
255 254
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.90%
Mizuho Financial Group Inc
2.20%, 07/10/2031
(d)
200 156
Secured Overnight Financing Rate + 1.77%
2.23%, 05/25/2026
(d)
700 644
3 Month USD LIBOR + 0.83%
2.84%, 07/16/2025
(d)
400 381
Secured Overnight Financing Rate + 1.24%
3.15%, 07/16/2030
(d)
700 601
3 Month USD LIBOR + 1.13%
5.41%, 09/13/2028
(d),(e)
255 255
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.05%
Morgan Stanley
0.79%, 01/22/2025
(d)
115 108
Secured Overnight Financing Rate + 0.51%
0.79%, 05/30/2025
(d)
715 663
Secured Overnight Financing Rate + 0.53%
0.99%, 12/10/2026
(d)
80 70
Secured Overnight Financing Rate + 0.72%
1.16%, 10/21/2025
(d)
200 183
Secured Overnight Financing Rate + 0.56%
1.51%, 07/20/2027
(d)
115 100
Secured Overnight Financing Rate + 0.86%
1.59%, 05/04/2027
(d)
155 137
Secured Overnight Financing Rate + 0.88%
1.79%, 02/13/2032
(d)
1,135 864
Secured Overnight Financing Rate + 1.03%
1.93%, 04/28/2032
(d)
95 73
Secured Overnight Financing Rate + 1.02%
2.19%, 04/28/2026
(d)
700 651
Secured Overnight Financing Rate + 1.99%
2.24%, 07/21/2032
(d)
115 90
Secured Overnight Financing Rate + 1.18%
2.48%, 01/21/2028
(d)
40 36
Secured Overnight Financing Rate + 1.00%
2.48%, 09/16/2036
(d)
810 602
Secured Overnight Financing Rate + 1.36%
2.51%, 10/20/2032
(d)
130 103
Secured Overnight Financing Rate + 1.20%
2.70%, 01/22/2031
(d)
175 147
Secured Overnight Financing Rate + 1.14%
2.72%, 07/22/2025
(d)
855 816
Secured Overnight Financing Rate + 1.15%
2.80%, 01/25/2052
(d)
210 136
Secured Overnight Financing Rate + 1.43%
2.94%, 01/21/2033
(d)
90 74
Secured Overnight Financing Rate + 1.29%
3.13%, 07/27/2026 150 141
3.22%, 04/22/2042
(d)
60 45
Secured Overnight Financing Rate + 1.49%
3.59%, 07/22/2028
(d)
90 83
3 Month USD LIBOR + 1.34%
3.62%, 04/17/2025
(d)
310 302
Secured Overnight Financing Rate + 1.16%
3.62%, 04/01/2031
(d)
1,000 891
Secured Overnight Financing Rate + 3.12%
3.63%, 01/20/2027 375 356
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Morgan Stanley   (continued)
3.70%, 10/23/2024 $ 285 $ 279
3.77%, 01/24/2029
(d)
600 553
3 Month USD LIBOR + 1.14%
3.88%, 04/29/2024 75 74
3.95%, 04/23/2027 1,060 1,022
4.00%, 07/23/2025 25 24
4.21%, 04/20/2028
(d)
135 129
Secured Overnight Financing Rate + 1.61%
4.30%, 01/27/2045 320 276
4.43%, 01/23/2030
(d)
1,000 946
3 Month USD LIBOR + 1.63%
4.68%, 07/17/2026
(d)
765 756
Secured Overnight Financing Rate + 1.67%
4.89%, 07/20/2033
(d)
85 81
Secured Overnight Financing Rate + 2.08%
5.00%, 11/24/2025 675 677
6.14%, 10/16/2026
(d)
310 317
Secured Overnight Financing Rate + 1.77%
6.30%, 10/18/2028
(d)
310 321
Secured Overnight Financing Rate + 2.24%
6.34%, 10/18/2033
(d)
310 330
Secured Overnight Financing Rate + 2.56%
6.38%, 07/24/2042 200 221
NatWest Group PLC
1.64%, 06/14/2027
(d)
200 171
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.90%
4.27%, 03/22/2025
(d)
1,250 1,216
3 Month USD LIBOR + 1.76%
4.89%, 05/18/2029
(d)
700 659
3 Month USD LIBOR + 1.75%
5.08%, 01/27/2030
(d)
400 374
3 Month USD LIBOR + 1.91%
Northern Trust Corp
4.00%, 05/10/2027 145 142
Oesterreichische Kontrollbank AG
0.38%, 09/17/2025 305 274
2.88%, 05/23/2025 270 261
3.63%, 09/09/2027 325 319
PNC Financial Services Group Inc/The
2.20%, 11/01/2024 120 114
2.31%, 04/23/2032
(d)
245 198
Secured Overnight Financing Rate + 0.98%
2.60%, 07/23/2026 610 566
3.45%, 04/23/2029 175 161
4.63%, 06/06/2033
(d)
160 148
Secured Overnight Financing Rate + 1.85%
5.35%, 12/02/2028
(d),(f)
410 413
Secured Overnight Financing Rate + 1.62%
Royal Bank of Canada
0.43%, 01/19/2024 115 109
1.15%, 07/14/2026 60 53
1.20%, 04/27/2026 555 494
1.60%, 01/21/2025 295 276
2.25%, 11/01/2024 1,000 952
3.63%, 05/04/2027
(e)
670 636
3.88%, 05/04/2032 145 133
6.00%, 11/01/2027 155 161
Santander Holdings USA Inc
2.49%, 01/06/2028
(d)
290 252
Secured Overnight Financing Rate + 1.25%
4.26%, 06/09/2025
(d)
600 581
Secured Overnight Financing Rate + 1.38%

Schedule of Investments
Bond Market Index Fund
November 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Santander UK Group Holdings PLC
1.53%, 08/21/2026
(d)
$ 200 $ 176
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.25%
2.47%, 01/11/2028
(d)
200 170
Secured Overnight Financing Rate + 1.22%
2.90%, 03/15/2032
(d)
600 461
Secured Overnight Financing Rate + 1.48%
State Street Corp
2.20%, 02/07/2028
(d)
65 58
Secured Overnight Financing Rate + 0.73%
2.20%, 03/03/2031 60 49
2.35%, 11/01/2025
(d)
110 104
Secured Overnight Financing Rate + 0.94%
3.30%, 12/16/2024 75 73
4.42%, 05/13/2033
(d)
135 129
Secured Overnight Financing Rate + 1.61%
5.75%, 11/04/2026
(d)
495 506
Secured Overnight Financing Rate + 1.35%
Sumitomo Mitsui Financial Group Inc
1.47%, 07/08/2025 400 365
1.90%, 09/17/2028 200 166
2.13%, 07/08/2030 200 159
2.14%, 09/23/2030 150 116
2.35%, 01/15/2025 200 189
2.93%, 09/17/2041
(e)
60 41
3.01%, 10/19/2026 75 69
3.04%, 07/16/2029 200 174
3.36%, 07/12/2027 400 371
3.45%, 01/11/2027 165 154
Toronto-Dominion Bank/The
0.70%, 09/10/2024 60 56
1.15%, 06/12/2025 825 751
1.20%, 06/03/2026 260 230
1.95%, 01/12/2027 125 112
2.00%, 09/10/2031 60 47
2.35%, 03/08/2024 65 63
3.20%, 03/10/2032 65 56
3.77%, 06/06/2025 30 29
4.11%, 06/08/2027 30 29
4.29%, 09/13/2024 350 346
4.46%, 06/08/2032 70 67
4.69%, 09/15/2027 655 648
Truist Bank
2.25%, 03/11/2030 1,000 813
3.80%, 10/30/2026 250 237
Truist Financial Corp
1.20%, 08/05/2025 60 54
1.27%, 03/02/2027
(d)
195 173
Secured Overnight Financing Rate + 0.61%
1.89%, 06/07/2029
(d)
130 110
Secured Overnight Financing Rate + 0.86%
1.95%, 06/05/2030
(e)
60 48
4.00%, 05/01/2025 75 74
4.12%, 06/06/2028
(d)
290 277
Secured Overnight Financing Rate + 1.37%
4.92%, 07/28/2033
(d)
700 658
Secured Overnight Financing Rate + 2.24%
5.90%, 10/28/2026
(d)
155 157
Secured Overnight Financing Rate + 1.63%
US Bancorp
1.38%, 07/22/2030 110 86
2.22%, 01/27/2028
(d)
275 246
Secured Overnight Financing Rate + 0.73%
2.40%, 07/30/2024 190 183
2.49%, 11/03/2036
(d)
170 132
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 0.95%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
US Bancorp   (continued)
4.55%, 07/22/2028
(d)
$ 1,000 $ 977
Secured Overnight Financing Rate + 1.66%
5.73%, 10/21/2026
(d)
155 158
Secured Overnight Financing Rate + 1.43%
5.85%, 10/21/2033
(d)
155 162
Secured Overnight Financing Rate + 2.09%
Wells Fargo & Co
0.81%, 05/19/2025
(d)
175 163
Secured Overnight Financing Rate + 0.51%
2.16%, 02/11/2026
(d)
175 163
3 Month USD LIBOR + 0.75%
2.19%, 04/30/2026
(d)
1,185 1,104
Secured Overnight Financing Rate + 2.00%
2.39%, 06/02/2028
(d)
220 195
Secured Overnight Financing Rate + 2.10%
2.41%, 10/30/2025
(d)
700 660
Secured Overnight Financing Rate + 1.09%
2.57%, 02/11/2031
(d)
700 586
Secured Overnight Financing Rate + 1.26%
3.00%, 10/23/2026 1,000 934
3.07%, 04/30/2041
(d)
485 360
Secured Overnight Financing Rate + 2.53%
3.35%, 03/02/2033
(d)
755 646
Secured Overnight Financing Rate + 1.50%
3.53%, 03/24/2028
(d)
160 149
Secured Overnight Financing Rate + 1.51%
3.55%, 09/29/2025 75 73
3.58%, 05/22/2028
(d)
375 348
3 Month USD LIBOR + 1.31%
3.91%, 04/25/2026
(d)
235 228
Secured Overnight Financing Rate + 1.32%
4.40%, 06/14/2046 110 90
4.61%, 04/25/2053
(d)
955 848
Secured Overnight Financing Rate + 2.13%
4.65%, 11/04/2044 600 520
4.75%, 12/07/2046 250 215
4.81%, 07/25/2028
(d)
65 63
Secured Overnight Financing Rate + 1.98%
4.90%, 07/25/2033
(d)
735 708
Secured Overnight Financing Rate + 2.10%
4.90%, 11/17/2045 75 66
5.01%, 04/04/2051
(d)
440 413
Secured Overnight Financing Rate + 4.50%
5.38%, 11/02/2043 185 176
Westpac Banking Corp
1.15%, 06/03/2026 60 53
1.95%, 11/20/2028 60 51
2.15%, 06/03/2031 60 50
2.35%, 02/19/2025 150 142
2.89%, 02/04/2030
(d)
855 778
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.35%
3.02%, 11/18/2036
(d)
405 299
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.53%
3.13%, 11/18/2041 60 39
3.74%, 08/26/2025 120 117
4.04%, 08/26/2027
(e)
120 117
4.11%, 07/24/2034
(d)
555 473
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
5.46%, 11/18/2027 265 273
$ 141,736

Schedule of Investments
Bond Market Index Fund
November 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Beverages - 0.64%
Anheuser-Busch Cos LLC / Anheuser-Busch
InBev Worldwide Inc
3.65%, 02/01/2026 $ 250 $ 243
4.70%, 02/01/2036 250 240
4.90%, 02/01/2046 720 674
Anheuser-Busch InBev Finance Inc
4.63%, 02/01/2044 75 68
Anheuser-Busch InBev Worldwide Inc
3.50%, 06/01/2030 130 120
4.35%, 06/01/2040 130 117
4.50%, 06/01/2050 130 118
4.60%, 04/15/2048 35 32
4.75%, 01/23/2029 250 250
4.75%, 04/15/2058 75 69
4.90%, 01/23/2031 600 607
4.95%, 01/15/2042 725 691
5.45%, 01/23/2039 750 767
5.55%, 01/23/2049 470 481
5.80%, 01/23/2059 550 583
8.20%, 01/15/2039 60 76
Coca-Cola Co/The
1.00%, 03/15/2028 265 224
1.45%, 06/01/2027 500 445
1.50%, 03/05/2028 60 52
1.75%, 09/06/2024 140 134
2.25%, 01/05/2032
(e)
60 51
2.50%, 06/01/2040 140 104
2.50%, 03/15/2051 1,015 678
2.60%, 06/01/2050 140 96
2.88%, 05/05/2041 60 47
3.00%, 03/05/2051 90 68
Constellation Brands Inc
2.25%, 08/01/2031 1,040 832
3.15%, 08/01/2029 90 80
3.60%, 05/09/2024 75 74
3.60%, 02/15/2028 700 654
4.35%, 05/09/2027 160 156
4.65%, 11/15/2028 700 684
Diageo Capital PLC
2.13%, 10/24/2024 200 190
2.38%, 10/24/2029 200 172
5.30%, 10/24/2027 310 319
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/2050 160 114
Keurig Dr Pepper Inc
2.25%, 03/15/2031 60 48
3.35%, 03/15/2051 60 42
3.40%, 11/15/2025 750 725
3.95%, 04/15/2029 735 691
4.05%, 04/15/2032 745 685
4.42%, 05/25/2025 18 18
4.50%, 04/15/2052 85 72
Molson Coors Beverage Co
3.00%, 07/15/2026 105 98
4.20%, 07/15/2046 250 201
PepsiCo Inc
1.40%, 02/25/2031 130 104
1.95%, 10/21/2031 370 304
2.63%, 10/21/2041 725 549
2.75%, 10/21/2051 225 161
2.85%, 02/24/2026 90 86
2.88%, 10/15/2049 145 108
3.00%, 10/15/2027 600 567
3.60%, 02/18/2028 70 68
3.90%, 07/18/2032 400 384
$ 15,221
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Biotechnology - 0.29%
Amgen Inc
1.65%, 08/15/2028 $ 125 $ 106
2.00%, 01/15/2032 120 95
2.45%, 02/21/2030 155 132
2.60%, 08/19/2026 700 653
2.77%, 09/01/2053 510 316
3.00%, 02/22/2029 200 181
3.00%, 01/15/2052 120 80
3.15%, 02/21/2040 155 119
3.38%, 02/21/2050 545 397
4.20%, 03/01/2033 80 76
4.20%, 02/22/2052 200 164
4.40%, 05/01/2045 760 657
4.66%, 06/15/2051 410 370
4.88%, 03/01/2053 80 73
5.15%, 11/15/2041 113 108
Biogen Inc
4.05%, 09/15/2025 160 156
5.20%, 09/15/2045 30 28
Gilead Sciences Inc
1.65%, 10/01/2030 150 121
2.60%, 10/01/2040 775 554
2.80%, 10/01/2050 150 99
2.95%, 03/01/2027 240 224
3.50%, 02/01/2025 75 73
3.65%, 03/01/2026 190 184
4.15%, 03/01/2047 25 21
4.50%, 02/01/2045 500 453
4.75%, 03/01/2046 580 534
Regeneron Pharmaceuticals Inc
1.75%, 09/15/2030 160 126
Royalty Pharma PLC
1.75%, 09/02/2027 655 555
2.20%, 09/02/2030 155 123
3.30%, 09/02/2040 155 112
$ 6,890
Building Materials - 0.11%
Carrier Global Corp
2.24%, 02/15/2025 847 799
2.49%, 02/15/2027 35 32
2.72%, 02/15/2030 1,010 862
3.38%, 04/05/2040 155 121
3.58%, 04/05/2050 155 114
Johnson Controls International plc
5.13%, 09/14/2045 47 43
Johnson Controls International plc / Tyco Fire &
Security Finance SCA
2.00%, 09/16/2031 120 95
Martin Marietta Materials Inc
2.50%, 03/15/2030 155 129
3.20%, 07/15/2051 60 41
Masco Corp
1.50%, 02/15/2028 60 50
Owens Corning
4.30%, 07/15/2047 150 116
Vulcan Materials Co
3.50%, 06/01/2030 295 263
$ 2,665
Chemicals - 0.28%
Air Products and Chemicals Inc
2.80%, 05/15/2050 300 209
Celanese US Holdings LLC
6.05%, 03/15/2025 135 134
6.17%, 07/15/2027 135 132
6.38%, 07/15/2032
(e)
135 128

Schedule of Investments
Bond Market Index Fund
November 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
Dow Chemical Co/The
2.10%, 11/15/2030 $ 160 $ 128
3.60%, 11/15/2050 160 114
4.38%, 11/15/2042 700 582
4.63%, 10/01/2044 270 225
4.80%, 11/30/2028 90 89
4.80%, 05/15/2049 340 288
DuPont de Nemours Inc
4.73%, 11/15/2028 700 698
5.32%, 11/15/2038 145 141
5.42%, 11/15/2048 185 179
Eastman Chemical Co
4.65%, 10/15/2044 75 61
Ecolab Inc
1.30%, 01/30/2031 150 116
1.65%, 02/01/2027 105 94
2.13%, 08/15/2050 150 87
2.75%, 08/18/2055 700 441
4.80%, 03/24/2030 620 619
EI du Pont de Nemours and Co
1.70%, 07/15/2025 60 56
Linde Inc/CT
1.10%, 08/10/2030 160 124
LYB International Finance III LLC
1.25%, 10/01/2025 64 57
2.25%, 10/01/2030 130 104
3.63%, 04/01/2051 130 89
4.20%, 10/15/2049 160 120
Mosaic Co/The
5.63%, 11/15/2043 25 23
Nutrien Ltd
3.00%, 04/01/2025 150 143
4.20%, 04/01/2029 400 378
5.00%, 04/01/2049 280 257
5.95%, 11/07/2025 155 158
PPG Industries Inc
1.20%, 03/15/2026 60 53
Sherwin-Williams Co/The
2.20%, 03/15/2032 250 198
3.30%, 05/15/2050 90 63
4.50%, 06/01/2047 390 338
Westlake Corp
3.13%, 08/15/2051 60 38
3.60%, 08/15/2026 110 103
$ 6,767
Commercial Mortgage Backed Securities - 0.21%
Citigroup Commercial Mortgage Trust
2013-GC15
4.37%, 09/10/2046
(h)
500 494
COMM 2012-CCRE4 Mortgage Trust
3.25%, 10/15/2045 500 480
COMM 2015-PC1 Mortgage Trust
3.90%, 07/10/2050 885 846
Fannie Mae-Aces
3.09%, 12/25/2027
(h)
728 684
Freddie Mac Multifamily Structured Pass
Through Certificates
3.17%, 10/25/2024 1,000 969
3.21%, 03/25/2025 1,248 1,206
JPMBB Commercial Mortgage Securities Trust
2014-C19
3.67%, 04/15/2047 79 79
Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C21
3.15%, 03/15/2048 223 216
$ 4,974
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services - 0.22%
American University/The
3.67%, 04/01/2049 $ 35 $ 27
Automatic Data Processing Inc
1.70%, 05/15/2028 60 53
California Institute of Technology
4.32%, 08/01/2045 50 44
Global Payments Inc
1.20%, 03/01/2026 645 563
1.50%, 11/15/2024 665 616
2.65%, 02/15/2025 740 695
3.20%, 08/15/2029 140 120
4.15%, 08/15/2049 70 50
Massachusetts Institute of Technology
3.96%, 07/01/2038 185 168
4.68%, 07/01/2114 100 90
Moody's Corp
2.55%, 08/18/2060 160 91
4.25%, 08/08/2032 65 61
5.25%, 07/15/2044 90 87
PayPal Holdings Inc
2.40%, 10/01/2024 1,145 1,097
2.85%, 10/01/2029 755 661
3.90%, 06/01/2027
(e)
65 63
4.40%, 06/01/2032 65 62
S&P Global Inc
1.25%, 08/15/2030 160 124
2.30%, 08/15/2060 600 345
2.45%, 03/01/2027
(i)
100 92
2.50%, 12/01/2029 55 48
3.25%, 12/01/2049 55 41
3.70%, 03/01/2052
(i)
100 80
University of Southern California
5.25%, 10/01/2111 20 20
$ 5,298
Computers - 0.64%
Apple Inc
0.70%, 02/08/2026 275 245
1.13%, 05/11/2025 300 277
1.20%, 02/08/2028 785 674
1.25%, 08/20/2030 600 481
1.40%, 08/05/2028 60 51
1.65%, 05/11/2030 150 125
1.65%, 02/08/2031 140 115
1.70%, 08/05/2031
(e)
115 93
2.38%, 02/08/2041 1,140 835
2.40%, 08/20/2050 210 139
2.55%, 08/20/2060 105 68
2.65%, 05/11/2050 700 484
2.65%, 02/08/2051 140 96
2.70%, 08/05/2051 85 59
2.80%, 02/08/2061 850 565
2.90%, 09/12/2027 300 284
2.95%, 09/11/2049 140 103
3.00%, 06/20/2027 500 478
3.20%, 05/11/2027 110 106
3.25%, 02/23/2026 500 484
3.25%, 08/08/2029 65 61
3.35%, 02/09/2027 125 121
3.35%, 08/08/2032 465 429
3.75%, 11/13/2047 195 168
3.85%, 05/04/2043 200 178
3.95%, 08/08/2052 465 407
4.38%, 05/13/2045 80 76
4.65%, 02/23/2046 170 166
Dell International LLC / EMC Corp
3.38%, 12/15/2041
(i)
310 214
3.45%, 12/15/2051
(i)
680 438
4.00%, 07/15/2024 300 294

Schedule of Investments
Bond Market Index Fund
November 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Computers (continued)
Dell International LLC / EMC Corp   (continued)
5.30%, 10/01/2029 $ 300 $ 297
6.02%, 06/15/2026 1,300 1,328
8.35%, 07/15/2046 26 30
Hewlett Packard Enterprise Co
1.45%, 04/01/2024 320 305
4.90%, 10/15/2025 200 200
6.20%, 10/15/2035 75 78
6.35%, 10/15/2045 340 349
HP Inc
1.45%, 06/17/2026 660 580
3.00%, 06/17/2027 140 128
4.75%, 01/15/2028 495 481
6.00%, 09/15/2041 355 346
International Business Machines Corp
2.20%, 02/09/2027 575 521
3.30%, 05/15/2026 500 477
3.50%, 05/15/2029 160 149
4.00%, 07/27/2025 100 98
4.00%, 06/20/2042 830 696
4.15%, 05/15/2039 195 171
4.25%, 05/15/2049 600 511
4.40%, 07/27/2032 100 96
4.70%, 02/19/2046 145 130
NetApp Inc
2.38%, 06/22/2027 155 139
$ 15,424
Consumer Products - 0.01%
Church & Dwight Co Inc
3.95%, 08/01/2047 200 160
Cosmetics & Personal Care - 0.27%
Colgate-Palmolive Co
3.10%, 08/15/2025 65 63
3.25%, 08/15/2032 65 60
Estee Lauder Cos Inc/The
1.95%, 03/15/2031 160 130
GSK Consumer Healthcare Capital UK PLC
3.13%, 03/24/2025 1,900 1,820
GSK Consumer Healthcare Capital US LLC
3.38%, 03/24/2027 250 233
3.63%, 03/24/2032 250 221
Procter & Gamble Co/The
0.55%, 10/29/2025 180 162
1.20%, 10/29/2030 280 222
1.90%, 02/01/2027
(e)
540 494
2.30%, 02/01/2032
(e)
40 34
3.55%, 03/25/2040 885 772
Unilever Capital Corp
1.38%, 09/14/2030 150 118
1.75%, 08/12/2031 680 543
2.60%, 05/05/2024 850 826
2.90%, 05/05/2027 850 796
$ 6,494
Diversified Financial Services - 1.14%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
1.65%, 10/29/2024 1,205 1,109
1.75%, 10/29/2024 150 138
1.75%, 01/30/2026 150 132
2.45%, 10/29/2026 150 132
2.88%, 08/14/2024 225 213
3.00%, 10/29/2028 600 507
3.30%, 01/30/2032 750 598
3.40%, 10/29/2033 150 116
6.50%, 07/15/2025 1,000 1,010
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Air Lease Corp
1.88%, 08/15/2026 $ 350 $ 306
2.10%, 09/01/2028 585 474
2.30%, 02/01/2025 585 545
2.88%, 01/15/2026 700 645
2.88%, 01/15/2032 65 51
3.38%, 07/01/2025 700 661
Ally Financial Inc
2.20%, 11/02/2028 60 48
3.88%, 05/21/2024 700 681
4.75%, 06/09/2027 160 151
8.00%, 11/01/2031 420 451
American Express Co
1.65%, 11/04/2026 310 276
2.25%, 03/04/2025 65 61
2.50%, 07/30/2024 220 212
3.30%, 05/03/2027 500 468
3.38%, 05/03/2024 170 167
4.05%, 05/03/2029 100 95
4.05%, 12/03/2042 440 382
4.42%, 08/03/2033
(d)
350 332
Secured Overnight Financing Rate + 1.76%
BlackRock Inc
2.10%, 02/25/2032 295 240
2.40%, 04/30/2030 700 603
Brookfield Finance Inc
2.72%, 04/15/2031 60 49
3.50%, 03/30/2051 150 98
3.90%, 01/25/2028 700 651
4.00%, 04/01/2024 625 614
Capital One Financial Corp
1.34%, 12/06/2024
(d)
200 191
Secured Overnight Financing Rate + 0.69%
1.88%, 11/02/2027
(d)
390 338
Secured Overnight Financing Rate + 0.86%
2.36%, 07/29/2032
(d)
510 372
Secured Overnight Financing Rate + 1.34%
3.20%, 02/05/2025 60 58
3.30%, 10/30/2024 775 750
4.93%, 05/10/2028
(d)
245 235
Secured Overnight Financing Rate + 2.06%
4.99%, 07/24/2026
(d)
1,250 1,239
Secured Overnight Financing Rate + 2.16%
Charles Schwab Corp/The
0.90%, 03/11/2026 800 713
1.15%, 05/13/2026 60 53
1.65%, 03/11/2031 400 314
1.95%, 12/01/2031 540 427
2.00%, 03/20/2028 115 101
3.00%, 03/10/2025 500 482
CME Group Inc
5.30%, 09/15/2043 200 208
Discover Financial Services
4.10%, 02/09/2027 75 70
Intercontinental Exchange Inc
1.85%, 09/15/2032 120 92
2.10%, 06/15/2030 850 703
2.65%, 09/15/2040 160 113
3.00%, 09/15/2060 160 105
3.75%, 12/01/2025 75 73
3.75%, 09/21/2028 700 661
4.00%, 09/15/2027 135 132
4.25%, 09/21/2048 250 215
4.60%, 03/15/2033 805 772
4.95%, 06/15/2052 65 62
Jefferies Financial Group Inc
2.63%, 10/15/2031 200 151

Schedule of Investments
Bond Market Index Fund
November 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Legg Mason Inc
5.63%, 01/15/2044 $ 25 $ 25
Mastercard Inc
2.00%, 03/03/2025 130 123
2.00%, 11/18/2031 190 156
2.95%, 03/15/2051 60 44
3.35%, 03/26/2030 875 815
3.38%, 04/01/2024 150 148
3.85%, 03/26/2050 125 109
Nasdaq Inc
2.50%, 12/21/2040 55 36
Nomura Holdings Inc
1.85%, 07/16/2025 1,015 927
2.33%, 01/22/2027 200 175
2.65%, 01/16/2025 600 567
2.68%, 07/16/2030 915 732
Synchrony Financial
3.95%, 12/01/2027 720 644
4.25%, 08/15/2024 290 283
4.50%, 07/23/2025 275 263
Visa Inc
1.10%, 02/15/2031 160 125
1.90%, 04/15/2027 80 73
2.00%, 08/15/2050 160 100
2.70%, 04/15/2040 155 121
2.75%, 09/15/2027 200 187
4.15%, 12/14/2035 500 481
4.30%, 12/14/2045 200 187
$ 27,167
Electric - 1.77%
AEP Texas Inc
2.10%, 07/01/2030 160 129
3.45%, 01/15/2050 50 36
3.45%, 05/15/2051 60 42
4.70%, 05/15/2032 105 100
5.25%, 05/15/2052 105 100
AEP Transmission Co LLC
2.75%, 08/15/2051 60 38
4.50%, 06/15/2052 70 63
AES Corp/The
2.45%, 01/15/2031 60 48
Alabama Power Co
1.45%, 09/15/2030 155 121
3.13%, 07/15/2051 60 42
Ameren Corp
1.75%, 03/15/2028 60 51
Ameren Illinois Co
1.55%, 11/15/2030 65 51
3.25%, 03/15/2050 75 54
3.85%, 09/01/2032 355 330
4.15%, 03/15/2046 1,000 846
American Electric Power Co Inc
1.00%, 11/01/2025 15 13
2.30%, 03/01/2030 155 128
Arizona Public Service Co
2.60%, 08/15/2029 90 75
2.65%, 09/15/2050 150 90
Baltimore Gas and Electric Co
2.25%, 06/15/2031 60 49
4.55%, 06/01/2052 20 18
Berkshire Hathaway Energy Co
1.65%, 05/15/2031 365 284
2.85%, 05/15/2051 85 56
3.80%, 07/15/2048 650 513
4.60%, 05/01/2053
(i)
65 59
5.15%, 11/15/2043 200 192
5.95%, 05/15/2037 600 624
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
CenterPoint Energy Houston Electric LLC
3.35%, 04/01/2051 $ 60 $ 45
4.85%, 10/01/2052 565 538
CenterPoint Energy Inc
1.45%, 06/01/2026 60 53
2.95%, 03/01/2030 100 86
3.70%, 09/01/2049 60 45
CMS Energy Corp
3.75%, 12/01/2050
(d)
60 44
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
Commonwealth Edison Co
3.00%, 03/01/2050 715 497
3.13%, 03/15/2051 420 296
4.00%, 03/01/2048 750 625
4.70%, 01/15/2044 150 137
Connecticut Light and Power Co/The
0.75%, 12/01/2025 60 53
2.05%, 07/01/2031 60 49
3.20%, 03/15/2027 140 132
Consolidated Edison Co of New York Inc
2.40%, 06/15/2031 55 46
3.00%, 12/01/2060 65 41
3.70%, 11/15/2059 80 60
3.88%, 06/15/2047 300 234
4.30%, 12/01/2056 500 406
4.45%, 03/15/2044 250 218
6.15%, 11/15/2052 155 170
6.30%, 08/15/2037 370 395
6.75%, 04/01/2038 160 176
Consumers Energy Co
2.50%, 05/01/2060 155 90
4.20%, 09/01/2052 665 576
Dominion Energy Inc
1.45%, 04/15/2026 760 683
3.30%, 04/15/2041 60 45
3.38%, 04/01/2030 315 279
4.90%, 08/01/2041 360 324
5.38%, 11/15/2032 410 410
5.95%, 06/15/2035 200 203
DTE Electric Co
1.90%, 04/01/2028 40 35
3.70%, 03/15/2045 200 161
4.05%, 05/15/2048 540 450
DTE Energy Co
1.05%, 06/01/2025 80 73
Duke Energy Carolinas LLC
4.00%, 09/30/2042 145 122
5.30%, 02/15/2040 125 125
6.00%, 01/15/2038 520 551
6.05%, 04/15/2038 460 488
Duke Energy Corp
0.90%, 09/15/2025 150 135
2.65%, 09/01/2026 90 84
3.15%, 08/15/2027 90 83
3.30%, 06/15/2041 60 45
3.50%, 06/15/2051 60 43
3.75%, 04/15/2024 300 295
3.95%, 08/15/2047 150 115
4.20%, 06/15/2049 150 119
4.30%, 03/15/2028 1,000 964
4.50%, 08/15/2032 665 631
4.80%, 12/15/2045 230 204
5.00%, 08/15/2052 65 59
Duke Energy Florida LLC
1.75%, 06/15/2030 155 125
2.50%, 12/01/2029 255 220
3.40%, 10/01/2046 200 147

Schedule of Investments
Bond Market Index Fund
November 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Duke Energy Florida LLC   (continued)
5.95%, 11/15/2052 $ 155 $ 171
Duke Energy Indiana LLC
2.75%, 04/01/2050 155 99
Duke Energy Ohio Inc
2.13%, 06/01/2030 155 128
Duke Energy Progress LLC
2.50%, 08/15/2050 160 98
4.10%, 03/15/2043 700 592
Emera US Finance LP
4.75%, 06/15/2046 75 59
Entergy Arkansas LLC
2.65%, 06/15/2051 45 28
4.20%, 04/01/2049 600 502
Entergy Corp
1.90%, 06/15/2028 35 30
2.40%, 06/15/2031 60 48
Entergy Louisiana LLC
2.90%, 03/15/2051 35 23
3.10%, 06/15/2041 60 45
3.12%, 09/01/2027 200 186
4.75%, 09/15/2052 415 374
Entergy Texas Inc
1.75%, 03/15/2031 150 117
4.00%, 03/30/2029 170 162
Evergy Inc
2.45%, 09/15/2024 140 133
Evergy Metro Inc
2.25%, 06/01/2030 155 129
Eversource Energy
0.80%, 08/15/2025 160 143
1.65%, 08/15/2030 160 125
4.25%, 04/01/2029 700 666
Exelon Corp
3.35%, 03/15/2032
(i)
65 57
4.95%, 06/15/2035 320 310
Florida Power & Light Co
2.45%, 02/03/2032 65 55
2.88%, 12/04/2051 65 45
3.70%, 12/01/2047 70 57
4.05%, 10/01/2044 145 124
4.13%, 02/01/2042 600 527
5.65%, 02/01/2037 250 255
Georgia Power Co
2.20%, 09/15/2024 140 133
3.25%, 03/30/2027 400 371
4.30%, 03/15/2042 460 400
4.70%, 05/15/2032 65 63
Interstate Power and Light Co
2.30%, 06/01/2030 40 33
Kentucky Utilities Co
3.30%, 06/01/2050 205 146
MidAmerican Energy Co
3.15%, 04/15/2050 145 104
4.25%, 07/15/2049 470 405
Mississippi Power Co
4.25%, 03/15/2042 30 25
National Rural Utilities Cooperative Finance Corp
0.35%, 02/08/2024 245 232
1.00%, 06/15/2026 60 53
2.85%, 01/27/2025 100 96
4.15%, 12/15/2032 765 717
Nevada Power Co
2.40%, 05/01/2030 200 169
NextEra Energy Capital Holdings Inc
1.88%, 01/15/2027 700 624
1.90%, 06/15/2028 45 39
2.25%, 06/01/2030 250 207
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
NextEra Energy Capital Holdings Inc
(continued)
2.44%, 01/15/2032 $ 990 $ 806
2.75%, 11/01/2029 545 474
3.55%, 05/01/2027 700 664
4.20%, 06/20/2024 570 562
5.00%, 07/15/2032 70 70
Northern States Power Co/MN
2.25%, 04/01/2031 60 50
2.60%, 06/01/2051 155 100
2.90%, 03/01/2050 70 49
5.35%, 11/01/2039 30 31
NSTAR Electric Co
4.55%, 06/01/2052 65 59
4.95%, 09/15/2052 565 550
Ohio Power Co
1.63%, 01/15/2031 265 205
Oncor Electric Delivery Co LLC
0.55%, 10/01/2025 150 133
3.10%, 09/15/2049 195 139
4.15%, 06/01/2032
(i)
65 62
4.55%, 09/15/2032
(i)
390 384
4.60%, 06/01/2052
(i)
65 60
Pacific Gas and Electric Co
2.10%, 08/01/2027 605 515
2.50%, 02/01/2031 880 690
3.30%, 08/01/2040 155 108
3.50%, 08/01/2050 850 551
4.20%, 06/01/2041 510 387
4.95%, 06/08/2025 180 177
5.90%, 06/15/2032 60 59
PacifiCorp
2.90%, 06/15/2052 60 40
5.35%, 12/01/2053
(f)
155 156
6.00%, 01/15/2039 310 325
6.25%, 10/15/2037 330 351
PECO Energy Co
2.80%, 06/15/2050 110 73
2.85%, 09/15/2051 150 100
4.38%, 08/15/2052 360 319
4.60%, 05/15/2052 20 18
PPL Electric Utilities Corp
3.00%, 10/01/2049 70 48
3.95%, 06/01/2047 100 82
Public Service Co of Colorado
1.88%, 06/15/2031 45 36
2.70%, 01/15/2051 95 62
4.50%, 06/01/2052 525 472
Public Service Electric and Gas Co
2.05%, 08/01/2050 160 90
3.15%, 01/01/2050 155 110
3.65%, 09/01/2028 200 189
3.80%, 03/01/2046 570 455
Public Service Enterprise Group Inc
0.80%, 08/15/2025 320 286
Puget Sound Energy Inc
2.89%, 09/15/2051 170 111
San Diego Gas & Electric Co
1.70%, 10/01/2030 150 120
3.32%, 04/15/2050 155 112
3.70%, 03/15/2052 65 51
4.50%, 08/15/2040 50 45
Sempra Energy
4.00%, 02/01/2048 70 54
Southern California Edison Co
2.25%, 06/01/2030 155 129
2.85%, 08/01/2029 100 87
3.45%, 02/01/2052 65 47

Schedule of Investments
Bond Market Index Fund
November 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Southern California Edison Co   (continued)
3.65%, 02/01/2050 $ 640 $ 478
4.00%, 04/01/2047 450 353
4.70%, 06/01/2027 135 133
4.88%, 03/01/2049 380 334
5.50%, 03/15/2040 350 339
5.85%, 11/01/2027 155 160
5.95%, 02/01/2038 30 31
Southern Co/The
1.75%, 03/15/2028 60 51
3.75%, 09/15/2051
(d)
40 32
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.92%
4.00%, 01/15/2051
(d)
150 132
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.73%
5.15%, 10/06/2025 495 498
5.70%, 10/15/2032 665 684
Southern Power Co
0.90%, 01/15/2026 10 9
4.95%, 12/15/2046 35 30
Southwestern Electric Power Co
4.10%, 09/15/2028 1,000 955
Southwestern Public Service Co
4.50%, 08/15/2041 150 133
Tampa Electric Co
3.45%, 03/15/2051 100 73
Tucson Electric Power Co
1.50%, 08/01/2030 105 81
3.25%, 05/01/2051 60 40
Union Electric Co
2.15%, 03/15/2032 60 48
2.63%, 03/15/2051 130 82
Virginia Electric and Power Co
2.30%, 11/15/2031 65 53
2.45%, 12/15/2050 145 88
2.95%, 11/15/2051 120 80
3.75%, 05/15/2027 40 38
8.88%, 11/15/2038 225 296
WEC Energy Group Inc
1.38%, 10/15/2027 130 110
2.20%, 12/15/2028 60 51
5.00%, 09/27/2025 75 75
Wisconsin Electric Power Co
4.75%, 09/30/2032 360 357
Wisconsin Public Service Corp
2.85%, 12/01/2051 65 43
Xcel Energy Inc
1.75%, 03/15/2027 15 13
2.60%, 12/01/2029 140 120
4.60%, 06/01/2032 40 38
$ 42,378
Electrical Components & Equipment - 0.04%
Emerson Electric Co
0.88%, 10/15/2026 225 197
2.20%, 12/21/2031 820 672
$ 869
Electronics - 0.05%
Agilent Technologies Inc
2.10%, 06/04/2030 155 127
2.30%, 03/12/2031 60 49
Fortive Corp
3.15%, 06/15/2026 100 94
Honeywell International Inc
1.10%, 03/01/2027 60 52
1.35%, 06/01/2025 80 74
1.75%, 09/01/2031 60 48
1.95%, 06/01/2030 450 376
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electronics (continued)
Honeywell International Inc   (continued)
2.80%, 06/01/2050
(e)
$ 155 $ 114
3.81%, 11/21/2047 100 86
5.00%, 02/15/2033 150 154
Jabil Inc
1.70%, 04/15/2026 60 53
Tyco Electronics Group SA
7.13%, 10/01/2037 37 43
$ 1,270
Entertainment - 0.13%
Warnermedia Holdings Inc
3.43%, 03/15/2024
(i)
635 617
3.64%, 03/15/2025
(i)
830 793
3.76%, 03/15/2027
(i)
130 118
4.05%, 03/15/2029
(i)
130 114
4.28%, 03/15/2032
(i)
195 166
5.05%, 03/15/2042
(i)
830 664
5.14%, 03/15/2052
(i)
740 573
5.39%, 03/15/2062
(i)
215 166
$ 3,211
Environmental Control - 0.17%
Republic Services Inc
1.75%, 02/15/2032 635 494
2.30%, 03/01/2030 685 580
2.50%, 08/15/2024 650 623
3.38%, 11/15/2027 385 362
Waste Connections Inc
2.20%, 01/15/2032 120 97
4.20%, 01/15/2033 735 694
Waste Management Inc
0.75%, 11/15/2025 210 188
2.00%, 06/01/2029 60 51
2.50%, 11/15/2050 75 48
3.15%, 11/15/2027 790 739
4.15%, 04/15/2032
(e)
100 96
$ 3,972
Federal & Federally Sponsored Credit - 0.09%
Federal Farm Credit Banks Funding Corp
0.25%, 02/26/2024 115 109
0.88%, 11/18/2024 555 518
1.13%, 01/06/2025 220 205
2.63%, 05/16/2024 135 131
4.25%, 09/26/2024 650 647
4.50%, 11/18/2024 460 460
$ 2,070
Finance - Mortgage Loan/Banker - 0.65%
Fannie Mae
0.50%, 06/17/2025 710 647
0.50%, 11/07/2025 535 481
0.75%, 10/08/2027 270 233
0.88%, 08/05/2030 710 565
2.13%, 04/24/2026 700 657
2.50%, 02/05/2024 1,000 975
2.63%, 09/06/2024 1,000 970
5.63%, 07/15/2037 65 73
6.25%, 05/15/2029 750 845
6.63%, 11/15/2030 230 269
7.13%, 01/15/2030 250 298
7.25%, 05/15/2030 249 300
Federal Home Loan Banks
0.38%, 09/04/2025 150 135
1.00%, 12/20/2024 300 279
1.25%, 12/21/2026 450 404
2.50%, 02/13/2024 500 488
2.75%, 06/28/2024 520 506
3.25%, 03/08/2024 1,350 1,325
3.25%, 11/16/2028 950 919

Schedule of Investments
Bond Market Index Fund
November 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Finance - Mortgage Loan/Banker (continued)
Federal Home Loan Banks   (continued)
3.38%, 12/08/2023 $ 800 $ 788
4.50%, 10/03/2024 1,200 1,200
5.50%, 07/15/2036 370 412
Freddie Mac
0.25%, 12/04/2023 510 487
0.38%, 09/23/2025 1,455 1,309
6.25%, 07/15/2032 280 328
6.75%, 03/15/2031 543 644
$ 15,537
Food - 0.36%
Campbell Soup Co
4.15%, 03/15/2028 185 179
Conagra Brands Inc
1.38%, 11/01/2027 100 83
4.30%, 05/01/2024 700 691
4.60%, 11/01/2025 600 594
4.85%, 11/01/2028 140 137
5.30%, 11/01/2038 85 81
5.40%, 11/01/2048 445 421
General Mills Inc
2.25%, 10/14/2031 775 632
4.00%, 04/17/2025 75 74
Hershey Co/The
1.70%, 06/01/2030 155 125
2.65%, 06/01/2050 185 123
J M Smucker Co/The
2.13%, 03/15/2032
(e)
60 47
JBS USA LUX SA / JBS USA Food Co / JBS
USA Finance Inc
5.13%, 02/01/2028
(i)
265 253
5.75%, 04/01/2033
(i)
265 257
6.50%, 12/01/2052
(i)
265 256
Kellogg Co
2.10%, 06/01/2030 155 126
Koninklijke Ahold Delhaize NV
5.70%, 10/01/2040 9 9
Kraft Heinz Foods Co
3.00%, 06/01/2026 200 188
4.38%, 06/01/2046 930 784
4.88%, 10/01/2049 200 180
5.00%, 06/04/2042 200 187
5.20%, 07/15/2045 170 161
6.50%, 02/09/2040 200 217
Kroger Co/The
1.70%, 01/15/2031
(e)
60 47
3.70%, 08/01/2027 700 665
4.45%, 02/01/2047 345 295
5.15%, 08/01/2043 300 276
5.40%, 07/15/2040 30 29
McCormick & Co Inc/MD
0.90%, 02/15/2026 60 53
1.85%, 02/15/2031 60 47
Mondelez International Inc
1.50%, 02/04/2031 165 127
2.63%, 03/17/2027 65 59
2.63%, 09/04/2050 165 106
Sysco Corp
2.45%, 12/14/2031 115 94
4.85%, 10/01/2045 250 224
Tyson Foods Inc
3.55%, 06/02/2027 75 71
4.55%, 06/02/2047 700 613
$ 8,511
Forest Products & Paper - 0.03%
Fibria Overseas Finance Ltd
5.50%, 01/17/2027 300 299
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Forest Products & Paper (continued)
Georgia-Pacific LLC
7.75%, 11/15/2029 $ 20 $ 23
8.00%, 01/15/2024 400 413
Suzano Austria GmbH
2.50%, 09/15/2028 75 62
$ 797
Gas - 0.15%
Atmos Energy Corp
1.50%, 01/15/2031 150 117
3.38%, 09/15/2049 145 107
4.13%, 10/15/2044 140 116
5.75%, 10/15/2052 410 437
CenterPoint Energy Resources Corp
1.75%, 10/01/2030 150 120
4.40%, 07/01/2032 70 68
NiSource Inc
0.95%, 08/15/2025 320 288
2.95%, 09/01/2029 1,000 877
3.60%, 05/01/2030 640 575
4.80%, 02/15/2044 210 188
5.00%, 06/15/2052 135 125
5.65%, 02/01/2045 250 246
Southern California Gas Co
2.55%, 02/01/2030 155 133
Southern Co Gas Capital Corp
1.75%, 01/15/2031 160 123
3.15%, 09/30/2051 60 39
Washington Gas Light Co
3.65%, 09/15/2049 25 19
$ 3,578
Hand & Machine Tools - 0.03%
Stanley Black & Decker Inc
2.30%, 02/24/2025 150 143
2.30%, 03/15/2030 700 585
2.75%, 11/15/2050 85 54
$ 782
Healthcare - Products - 0.41%
Abbott Laboratories
1.15%, 01/30/2028 250 214
4.75%, 11/30/2036 615 618
4.75%, 04/15/2043 300 293
4.90%, 11/30/2046 700 702
Baxter International Inc
0.87%, 12/01/2023 120 115
1.73%, 04/01/2031 85 65
1.92%, 02/01/2027 770 686
2.27%, 12/01/2028 665 575
2.54%, 02/01/2032 380 307
3.13%, 12/01/2051 260 174
Boston Scientific Corp
1.90%, 06/01/2025 155 145
3.45%, 03/01/2024 800 786
Danaher Corp
2.60%, 10/01/2050 150 99
DH Europe Finance II Sarl
2.60%, 11/15/2029 150 132
3.25%, 11/15/2039 150 121
GE Healthcare Holding LLC
5.60%, 11/15/2025
(i)
155 157
5.65%, 11/15/2027
(i)
155 158
5.86%, 03/15/2030
(i)
155 161
5.91%, 11/22/2032
(i)
155 163
6.38%, 11/22/2052
(i)
155 172
Koninklijke Philips NV
5.00%, 03/15/2042 30 26
Medtronic Inc
4.38%, 03/15/2035 200 193
4.63%, 03/15/2045 286 274

Schedule of Investments
Bond Market Index Fund
November 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Products (continued)
PerkinElmer Inc
0.85%, 09/15/2024 $ 40 $ 37
1.90%, 09/15/2028 45 37
Stryker Corp
1.95%, 06/15/2030 600 494
3.38%, 11/01/2025 800 773
4.38%, 05/15/2044 25 21
4.63%, 03/15/2046 620 558
Thermo Fisher Scientific Inc
1.22%, 10/18/2024 120 112
2.00%, 10/15/2031 65 53
2.60%, 10/01/2029 145 129
2.80%, 10/15/2041 650 489
4.80%, 11/21/2027 155 156
Zimmer Biomet Holdings Inc
2.60%, 11/24/2031 610 497
$ 9,692
Healthcare - Services - 0.64%
Advocate Health & Hospitals Corp
3.83%, 08/15/2028 300 284
Aetna Inc
3.88%, 08/15/2047 60 47
6.75%, 12/15/2037 205 222
Baylor Scott & White Holdings
4.19%, 11/15/2045 125 107
Elevance Health Inc
1.50%, 03/15/2026 60 54
2.88%, 09/15/2029 220 194
3.13%, 05/15/2050 75 52
3.60%, 03/15/2051 60 45
4.10%, 03/01/2028 255 246
4.10%, 05/15/2032 785 739
4.65%, 01/15/2043 660 610
6.10%, 10/15/2052 155 169
HCA Inc
2.38%, 07/15/2031 60 47
3.38%, 03/15/2029
(i)
135 119
3.50%, 09/01/2030 680 584
3.50%, 07/15/2051 260 176
4.38%, 03/15/2042
(i)
65 53
5.00%, 03/15/2024 630 627
5.25%, 04/15/2025 600 599
5.25%, 06/15/2026 970 962
5.50%, 06/15/2047 240 219
5.88%, 02/01/2029 600 604
Humana Inc
1.35%, 02/03/2027 660 569
2.15%, 02/03/2032 60 47
3.13%, 08/15/2029 1,090 958
4.50%, 04/01/2025 155 153
4.95%, 10/01/2044 320 296
Laboratory Corp of America Holdings
2.30%, 12/01/2024 600 567
4.70%, 02/01/2045 500 440
Providence St Joseph Health Obligated Group
3.74%, 10/01/2047 250 193
Quest Diagnostics Inc
2.95%, 06/30/2030 155 134
UnitedHealth Group Inc
0.55%, 05/15/2024 60 57
1.25%, 01/15/2026 155 140
2.30%, 05/15/2031 60 50
2.38%, 08/15/2024 250 241
2.75%, 05/15/2040 155 115
2.88%, 08/15/2029 150 135
2.90%, 05/15/2050 155 107
3.05%, 05/15/2041 660 505
3.10%, 03/15/2026 400 383
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
UnitedHealth Group Inc   (continued)
3.25%, 05/15/2051 $ 435 $ 319
3.45%, 01/15/2027 100 96
3.50%, 08/15/2039 125 103
3.70%, 05/15/2027 65 63
3.88%, 12/15/2028 700 673
3.88%, 08/15/2059 390 311
4.20%, 05/15/2032 255 246
4.25%, 04/15/2047 320 278
4.25%, 06/15/2048 110 97
4.45%, 12/15/2048 95 85
4.75%, 05/15/2052 65 62
5.25%, 02/15/2028 310 319
5.35%, 02/15/2033 310 323
5.88%, 02/15/2053 310 343
6.88%, 02/15/2038 200 233
$ 15,400
Home Builders - 0.01%
DR Horton Inc
1.30%, 10/15/2026 60 52
1.40%, 10/15/2027
(e)
150 125
$ 177
Home Furnishings - 0.01%
Leggett & Platt Inc
4.40%, 03/15/2029 250 237
Insurance - 0.68%
Aflac Inc
1.13%, 03/15/2026 60 53
Allstate Corp/The
0.75%, 12/15/2025 170 150
1.45%, 12/15/2030 170 130
American International Group Inc
3.90%, 04/01/2026 126 122
4.38%, 06/30/2050 100 86
4.80%, 07/10/2045 700 630
5.75%, 04/01/2048
(d)
200 188
3 Month USD LIBOR + 2.87%
Aon Corp
2.80%, 05/15/2030 155 133
Aon Corp / Aon Global Holdings PLC
2.60%, 12/02/2031 50 41
2.85%, 05/28/2027 65 60
2.90%, 08/23/2051 60 39
5.00%, 09/12/2032 520 515
Aon Global Ltd
3.50%, 06/14/2024 700 684
Arch Capital Finance LLC
5.03%, 12/15/2046 45 39
Athene Holding Ltd
4.13%, 01/12/2028 575 526
Berkshire Hathaway Finance Corp
1.45%, 10/15/2030 130 105
2.30%, 03/15/2027
(e)
65 60
2.50%, 01/15/2051 90 57
2.85%, 10/15/2050 100 68
2.88%, 03/15/2032 65 57
3.85%, 03/15/2052 440 359
4.20%, 08/15/2048 180 162
4.25%, 01/15/2049 500 448
4.30%, 05/15/2043 700 637
5.75%, 01/15/2040 25 27
Brown & Brown Inc
4.50%, 03/15/2029 300 282
Chubb Corp/The
6.00%, 05/11/2037 350 374

Schedule of Investments
Bond Market Index Fund
November 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Chubb INA Holdings Inc
1.38%, 09/15/2030 $ 300 $ 236
2.85%, 12/15/2051 30 20
3.05%, 12/15/2061 200 133
4.35%, 11/03/2045 700 619
CNA Financial Corp
2.05%, 08/15/2030 160 126
Corebridge Financial Inc
3.50%, 04/04/2025
(i)
340 326
3.85%, 04/05/2029
(i)
65 59
3.90%, 04/05/2032
(i)
390 344
Equitable Holdings Inc
4.35%, 04/20/2028 140 133
5.00%, 04/20/2048 90 78
First American Financial Corp
4.60%, 11/15/2024 300 295
Hartford Financial Services Group Inc/The
2.90%, 09/15/2051 195 127
Markel Corp
3.45%, 05/07/2052 75 51
Marsh & McLennan Cos Inc
2.38%, 12/15/2031 295 240
4.38%, 03/15/2029 440 428
4.90%, 03/15/2049 110 103
6.25%, 11/01/2052 155 173
MetLife Inc
3.00%, 03/01/2025 200 194
4.13%, 08/13/2042 250 213
4.60%, 05/13/2046 195 179
4.88%, 11/13/2043 50 47
5.70%, 06/15/2035 600 630
Progressive Corp/The
3.70%, 03/15/2052 210 162
4.35%, 04/25/2044 30 26
Prudential Financial Inc
1.50%, 03/10/2026 1,700 1,539
2.10%, 03/10/2030 150 124
3.70%, 10/01/2050
(d)
160 129
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.04%
3.70%, 03/13/2051 785 606
5.20%, 03/15/2044
(d)
400 376
3 Month USD LIBOR + 3.04%
5.70%, 09/15/2048
(d)
780 724
3 Month USD LIBOR + 2.67%
Travelers Cos Inc/The
3.05%, 06/08/2051 90 62
4.00%, 05/30/2047 175 143
5.35%, 11/01/2040 690 690
6.25%, 06/15/2037 650 713
W R Berkley Corp
4.00%, 05/12/2050 75 58
Willis North America Inc
2.95%, 09/15/2029 50 42
3.88%, 09/15/2049 140 101
$ 16,281
Internet - 0.48%
Alibaba Group Holding Ltd
3.15%, 02/09/2051 200 127
3.40%, 12/06/2027 860 790
3.60%, 11/28/2024 600 579
4.20%, 12/06/2047 200 153
4.40%, 12/06/2057 300 226
Alphabet Inc
1.10%, 08/15/2030 160 127
1.90%, 08/15/2040 160 110
2.25%, 08/15/2060 160 97
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Internet (continued)
Amazon.com Inc
0.45%, 05/12/2024 $ 210 $ 198
1.65%, 05/12/2028 265 230
2.10%, 05/12/2031 210 175
2.50%, 06/03/2050 285 186
2.70%, 06/03/2060 570 360
2.80%, 08/22/2024 75 73
2.88%, 05/12/2041 210 160
3.00%, 04/13/2025 270 262
3.10%, 05/12/2051 210 153
3.15%, 08/22/2027 600 570
3.25%, 05/12/2061 615 441
3.30%, 04/13/2027 180 173
3.60%, 04/13/2032 180 168
3.80%, 12/05/2024 75 74
3.95%, 04/13/2052 540 461
4.05%, 08/22/2047 500 439
4.25%, 08/22/2057 75 67
4.60%, 12/01/2025
(f)
455 457
4.65%, 12/01/2029
(f)
455 457
4.70%, 12/01/2032
(f)
455 459
Baidu Inc
3.08%, 04/07/2025
(e)
950 891
4.38%, 05/14/2024 1,300 1,275
Booking Holdings Inc
3.60%, 06/01/2026 200 193
eBay Inc
1.90%, 03/11/2025 155 146
2.60%, 05/10/2031
(e)
60 49
3.45%, 08/01/2024 60 59
4.00%, 07/15/2042 20 16
5.95%, 11/22/2027 155 159
Expedia Group Inc
2.95%, 03/15/2031 13 11
Meta Platforms Inc
3.50%, 08/15/2027
(i)
135 127
3.85%, 08/15/2032
(i)
135 121
4.45%, 08/15/2052
(i)
750 616
$ 11,435
Iron & Steel - 0.05%
Nucor Corp
2.00%, 06/01/2025 155 145
3.13%, 04/01/2032 65 56
4.30%, 05/23/2027 65 63
Steel Dynamics Inc
1.65%, 10/15/2027 65 55
2.40%, 06/15/2025 40 37
2.80%, 12/15/2024 75 71
Vale Overseas Ltd
6.25%, 08/10/2026 200 207
6.88%, 11/21/2036 500 517
6.88%, 11/10/2039 125 127
$ 1,278
Leisure Products & Services - 0.01%
Harley-Davidson Inc
3.50%, 07/28/2025 300 286
Lodging - 0.03%
Marriott International Inc/MD
2.85%, 04/15/2031 510 417
5.00%, 10/15/2027 275 273
$ 690
Machinery - Construction & Mining - 0.11%
Caterpillar Financial Services Corp
0.45%, 05/17/2024 60 56
0.80%, 11/13/2025 65 58
0.95%, 01/10/2024 65 62
1.10%, 09/14/2027 120 103

Schedule of Investments
Bond Market Index Fund
November 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Machinery - Construction & Mining (continued)
Caterpillar Financial Services Corp   (continued)
1.15%, 09/14/2026 $ 60 $ 53
3.40%, 05/13/2025 135 132
3.65%, 08/12/2025 65 64
4.90%, 01/17/2025 155 156
Caterpillar Inc
2.60%, 04/09/2030 1,000 878
3.25%, 09/19/2049 145 112
3.80%, 08/15/2042 1,020 889
$ 2,563
Machinery - Diversified - 0.13%
CNH Industrial Capital LLC
1.88%, 01/15/2026 150 136
Dover Corp
5.38%, 03/01/2041 30 30
John Deere Capital Corp
0.70%, 01/15/2026 225 200
1.05%, 06/17/2026 60 53
1.50%, 03/06/2028 60 52
2.00%, 06/17/2031 55 45
2.05%, 01/09/2025 155 148
2.35%, 03/08/2027 65 60
2.80%, 07/18/2029 115 103
3.40%, 06/06/2025 70 68
4.15%, 09/15/2027 905 888
4.35%, 09/15/2032 345 339
4.55%, 10/11/2024 325 325
Otis Worldwide Corp
2.06%, 04/05/2025 155 145
2.57%, 02/15/2030 155 132
3.36%, 02/15/2050 155 111
Rockwell Automation Inc
1.75%, 08/15/2031 40 32
2.80%, 08/15/2061 60 36
Westinghouse Air Brake Technologies Corp
4.95%, 09/15/2028 300 288
$ 3,191
Media - 0.62%
Charter Communications Operating LLC / Charter
Communications Operating Capital
2.25%, 01/15/2029 120 98
2.30%, 02/01/2032 250 187
2.80%, 04/01/2031 110 87
3.50%, 06/01/2041 115 78
3.70%, 04/01/2051 110 70
3.85%, 04/01/2061 670 413
3.90%, 06/01/2052 60 40
4.40%, 12/01/2061 30 20
4.80%, 03/01/2050 600 450
4.91%, 07/23/2025 770 758
5.38%, 04/01/2038 50 43
5.38%, 05/01/2047 240 199
5.75%, 04/01/2048 280 241
6.38%, 10/23/2035 150 148
6.48%, 10/23/2045 395 372
Comcast Corp
1.50%, 02/15/2031 160 126
2.35%, 01/15/2027 155 142
2.45%, 08/15/2052
(e)
160 97
2.65%, 02/01/2030 115 100
2.65%, 08/15/2062 160 95
2.94%, 11/01/2056 660 428
2.99%, 11/01/2063 409 259
3.15%, 03/01/2026 75 72
3.25%, 11/01/2039 230 182
3.38%, 08/15/2025 175 170
3.40%, 07/15/2046 910 679
3.55%, 05/01/2028 735 697
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Comcast Corp   (continued)
3.90%, 03/01/2038 $ 160 $ 140
3.97%, 11/01/2047 105 85
4.00%, 03/01/2048 210 172
4.05%, 11/01/2052 427 347
4.40%, 08/15/2035 890 841
4.70%, 10/15/2048 300 272
5.25%, 11/07/2025 185 188
5.50%, 11/15/2032 325 341
Discovery Communications LLC
3.63%, 05/15/2030 60 51
3.95%, 06/15/2025 170 163
3.95%, 03/20/2028 250 225
4.00%, 09/15/2055 91 58
5.20%, 09/20/2047 200 155
5.30%, 05/15/2049 180 141
Fox Corp
5.48%, 01/25/2039 110 101
5.58%, 01/25/2049 140 126
Paramount Global
4.38%, 03/15/2043 400 282
4.85%, 07/01/2042 300 226
7.88%, 07/30/2030 30 32
Thomson Reuters Corp
5.85%, 04/15/2040 30 30
Time Warner Cable Enterprises LLC
8.38%, 07/15/2033 20 22
Time Warner Cable LLC
4.50%, 09/15/2042 170 128
5.88%, 11/15/2040 260 230
6.55%, 05/01/2037 360 345
7.30%, 07/01/2038 60 61
TWDC Enterprises 18 Corp
4.13%, 06/01/2044 580 507
7.00%, 03/01/2032 30 34
Walt Disney Co/The
1.75%, 01/13/2026 1,175 1,080
2.20%, 01/13/2028 155 139
2.65%, 01/13/2031 150 129
3.38%, 11/15/2026 170 163
3.50%, 05/13/2040 155 127
3.60%, 01/13/2051 305 240
4.70%, 03/23/2050 220 206
4.95%, 10/15/2045 125 120
6.40%, 12/15/2035 869 966
$ 14,724
Metal Fabrication & Hardware - 0.01%
Precision Castparts Corp
3.90%, 01/15/2043 193 164
Mining - 0.20%
Barrick PD Australia Finance Pty Ltd
5.95%, 10/15/2039 600 619
BHP Billiton Finance USA Ltd
4.13%, 02/24/2042 170 150
Freeport-McMoRan Inc
4.38%, 08/01/2028 200 184
4.63%, 08/01/2030 700 639
5.25%, 09/01/2029 700 669
5.40%, 11/14/2034 700 653
5.45%, 03/15/2043 290 260
Newmont Corp
2.60%, 07/15/2032 170 136
4.88%, 03/15/2042 500 457
6.25%, 10/01/2039 100 105
Rio Tinto Alcan Inc
6.13%, 12/15/2033 30 32
Rio Tinto Finance USA Ltd
2.75%, 11/02/2051 155 105

Schedule of Investments
Bond Market Index Fund
November 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mining (continued)
Rio Tinto Finance USA PLC
4.75%, 03/22/2042 $ 500 $ 475
Southern Copper Corp
5.25%, 11/08/2042 200 187
5.88%, 04/23/2045
(e)
110 110
Teck Resources Ltd
3.90%, 07/15/2030 115 103
$ 4,884
Miscellaneous Manufacturers - 0.13%
3M Co
2.38%, 08/26/2029 250 215
3.25%, 08/26/2049 100 72
Eaton Corp
4.15%, 03/15/2033 575 543
4.15%, 11/02/2042 95 83
GE Capital International Funding Co Unlimited
Co
4.42%, 11/15/2035 800 755
General Electric Co
6.75%, 03/15/2032 300 340
Illinois Tool Works Inc
2.65%, 11/15/2026 90 84
Parker-Hannifin Corp
4.25%, 09/15/2027 135 131
4.50%, 09/15/2029 135 131
Teledyne Technologies Inc
0.95%, 04/01/2024 60 57
2.25%, 04/01/2028 60 52
Textron Inc
4.00%, 03/15/2026 500 484
Trane Technologies Luxembourg Finance SA
3.80%, 03/21/2029 90 83
$ 3,030
Oil & Gas - 0.80%
BP Capital Markets America Inc
1.75%, 08/10/2030 205 166
2.72%, 01/12/2032 30 25
2.94%, 06/04/2051 750 512
3.00%, 02/24/2050 155 107
3.00%, 03/17/2052 60 41
3.06%, 06/17/2041 115 88
3.12%, 05/04/2026 110 105
3.54%, 04/06/2027 215 206
3.59%, 04/14/2027 900 866
4.23%, 11/06/2028 210 205
BP Capital Markets PLC
3.28%, 09/19/2027 115 109
Canadian Natural Resources Ltd
2.05%, 07/15/2025 750 700
3.80%, 04/15/2024 470 462
Cenovus Energy Inc
6.75%, 11/15/2039 138 145
Chevron Corp
2.00%, 05/11/2027 155 140
2.95%, 05/16/2026 1,000 953
Chevron USA Inc
1.02%, 08/12/2027
(e)
160 139
2.34%, 08/12/2050 160 104
3.25%, 10/15/2029 290 269
ConocoPhillips Co
2.40%, 03/07/2025 470 447
3.80%, 03/15/2052 345 280
4.03%, 03/15/2062 440 360
Devon Energy Corp
5.00%, 06/15/2045 75 67
5.60%, 07/15/2041 380 367
Diamondback Energy Inc
3.25%, 12/01/2026 150 141
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
EQT Corp
5.68%, 10/01/2025 $ 305 $ 304
Equinor ASA
2.38%, 05/22/2030 250 215
2.88%, 04/06/2025 955 919
3.00%, 04/06/2027 155 145
3.13%, 04/06/2030 250 227
3.25%, 11/18/2049 445 335
3.63%, 09/10/2028 370 353
3.63%, 04/06/2040 155 130
Exxon Mobil Corp
2.02%, 08/16/2024 200 192
2.44%, 08/16/2029 100 88
3.00%, 08/16/2039 150 118
3.45%, 04/15/2051 950 736
3.57%, 03/06/2045 700 571
4.23%, 03/19/2040 315 289
Hess Corp
4.30%, 04/01/2027 300 288
7.13%, 03/15/2033 21 24
7.30%, 08/15/2031 109 120
Marathon Oil Corp
4.40%, 07/15/2027 300 290
Marathon Petroleum Corp
3.63%, 09/15/2024 145 141
5.00%, 09/15/2054 200 172
Phillips 66
1.30%, 02/15/2026 30 27
2.15%, 12/15/2030 110 89
3.85%, 04/09/2025 95 93
4.65%, 11/15/2034 560 530
4.88%, 11/15/2044 350 326
5.88%, 05/01/2042 30 31
Phillips 66 Co
4.90%, 10/01/2046
(i)
270 245
Pioneer Natural Resources Co
1.13%, 01/15/2026 55 49
1.90%, 08/15/2030 160 128
2.15%, 01/15/2031 55 44
Shell International Finance BV
2.00%, 11/07/2024 150 143
2.38%, 11/07/2029 150 132
2.88%, 05/10/2026 155 148
2.88%, 11/26/2041 120 89
3.13%, 11/07/2049 950 691
4.00%, 05/10/2046 360 304
4.13%, 05/11/2035 130 122
4.38%, 05/11/2045 325 292
4.55%, 08/12/2043 340 313
6.38%, 12/15/2038 600 674
Suncor Energy Inc
3.75%, 03/04/2051 60 44
4.00%, 11/15/2047 100 78
6.50%, 06/15/2038 140 145
6.80%, 05/15/2038 140 149
6.85%, 06/01/2039 73 78
TotalEnergies Capital International SA
2.99%, 06/29/2041 115 88
3.13%, 05/29/2050 155 112
3.39%, 06/29/2060 115 82
Valero Energy Corp
2.80%, 12/01/2031 740 613
4.00%, 06/01/2052 525 408
6.63%, 06/15/2037 60 65
7.50%, 04/15/2032 60 68
$ 19,061

Schedule of Investments
Bond Market Index Fund
November 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas Services - 0.07%
Baker Hughes Holdings LLC / Baker Hughes
Co-Obligor Inc
2.06%, 12/15/2026 $ 60 $ 54
3.14%, 11/07/2029 150 133
3.34%, 12/15/2027 135 126
Halliburton Co
3.80%, 11/15/2025 6 6
4.50%, 11/15/2041 400 339
5.00%, 11/15/2045 230 207
7.45%, 09/15/2039 386 440
NOV Inc
3.60%, 12/01/2029 150 134
Schlumberger Investment SA
2.65%, 06/26/2030 160 139
3.65%, 12/01/2023 75 74
$ 1,652
Packaging & Containers - 0 .03%
Amcor Flexibles North America Inc
4.00%, 05/17/2025 135 131
Packaging Corp of America
3.05%, 10/01/2051 200 133
WRKCo Inc
3.00%, 06/15/2033 80 64
4.65%, 03/15/2026 500 491
$ 819
Pharmaceuticals - 1.11%
AbbVie Inc
2.95%, 11/21/2026 300 281
3.20%, 11/21/2029 820 749
3.60%, 05/14/2025 345 336
3.85%, 06/15/2024 1,090 1,075
4.05%, 11/21/2039 375 328
4.25%, 11/14/2028 140 136
4.25%, 11/21/2049 175 150
4.40%, 11/06/2042 25 22
4.45%, 05/14/2046 270 238
4.55%, 03/15/2035 170 162
4.85%, 06/15/2044 900 841
4.88%, 11/14/2048 440 413
Astrazeneca Finance LLC
0.70%, 05/28/2024 90 85
1.75%, 05/28/2028 105 91
2.25%, 05/28/2031 60 50
AstraZeneca PLC
0.70%, 04/08/2026 120 106
1.38%, 08/06/2030 160 128
2.13%, 08/06/2050 680 411
3.00%, 05/28/2051 45 32
4.38%, 08/17/2048 60 55
6.45%, 09/15/2037 30 34
Becton Dickinson and Co
1.96%, 02/11/2031 60 48
3.70%, 06/06/2027 600 573
3.73%, 12/15/2024 250 244
3.79%, 05/20/2050 710 552
4.67%, 06/06/2047 155 139
4.69%, 12/15/2044 59 54
Bristol-Myers Squibb Co
0.75%, 11/13/2025 65 59
1.13%, 11/13/2027 120 103
1.45%, 11/13/2030 65 52
2.55%, 11/13/2050 65 43
2.95%, 03/15/2032 200 176
3.90%, 02/20/2028 130 126
4.13%, 06/15/2039 195 177
4.25%, 10/26/2049 360 320
4.35%, 11/15/2047 210 190
4.55%, 02/20/2048 171 158
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Cardinal Health Inc
3.41%, 06/15/2027 $ 400 $ 376
Cigna Corp
0.61%, 03/15/2024 650 615
1.25%, 03/15/2026 180 161
2.40%, 03/15/2030 910 773
3.20%, 03/15/2040 155 119
3.25%, 04/15/2025 100 97
3.40%, 03/15/2051 90 66
3.88%, 10/15/2047 755 597
4.13%, 11/15/2025 170 167
4.38%, 10/15/2028 175 171
4.80%, 08/15/2038 870 821
CVS Health Corp
1.30%, 08/21/2027 160 137
1.75%, 08/21/2030 160 127
1.88%, 02/28/2031 55 44
2.63%, 08/15/2024 140 135
2.70%, 08/21/2040 160 113
3.00%, 08/15/2026 105 99
3.25%, 08/15/2029 740 668
3.88%, 07/20/2025 885 870
4.78%, 03/25/2038 800 739
4.88%, 07/20/2035 510 488
5.05%, 03/25/2048 725 673
5.13%, 07/20/2045 430 401
Eli Lilly & Co
2.50%, 09/15/2060 155 98
4.15%, 03/15/2059 600 534
GlaxoSmithKline Capital Inc
3.63%, 05/15/2025 85 83
3.88%, 05/15/2028 165 160
6.38%, 05/15/2038 760 868
Johnson & Johnson
0.55%, 09/01/2025 115 105
0.95%, 09/01/2027 115 100
2.10%, 09/01/2040 115 81
2.25%, 09/01/2050 115 75
2.45%, 09/01/2060 835 538
2.95%, 03/03/2027 110 105
3.70%, 03/01/2046 90 78
5.95%, 08/15/2037 75 85
McKesson Corp
0.90%, 12/03/2025 60 53
Mead Johnson Nutrition Co
4.60%, 06/01/2044 30 27
Merck & Co Inc
0.75%, 02/24/2026 80 72
1.45%, 06/24/2030 210 169
1.70%, 06/10/2027 155 139
1.90%, 12/10/2028 110 96
2.15%, 12/10/2031 215 179
2.35%, 06/24/2040 135 96
2.75%, 12/10/2051 140 97
2.90%, 12/10/2061 420 282
3.60%, 09/15/2042 500 419
3.70%, 02/10/2045 600 503
4.15%, 05/18/2043 450 404
Novartis Capital Corp
2.75%, 08/14/2050 155 111
Pfizer Inc
0.80%, 05/28/2025 100 92
1.75%, 08/18/2031 245 199
2.55%, 05/28/2040 800 595
3.40%, 05/15/2024 100 98
4.00%, 12/15/2036 45 42
4.20%, 09/15/2048 80 73
4.30%, 06/15/2043 225 209

Schedule of Investments
Bond Market Index Fund
November 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Pfizer Inc   (continued)
4.40%, 05/15/2044 $ 75 $ 70
7.20%, 03/15/2039 60 74
Takeda Pharmaceutical Co Ltd
2.05%, 03/31/2030 700 577
3.18%, 07/09/2050 645 452
Utah Acquisition Sub Inc
5.25%, 06/15/2046 305 235
Viatris Inc
2.30%, 06/22/2027 115 99
2.70%, 06/22/2030 155 124
3.85%, 06/22/2040 115 79
4.00%, 06/22/2050 155 101
Wyeth LLC
5.95%, 04/01/2037 60 66
Zoetis Inc
2.00%, 05/15/2030 85 70
3.00%, 05/15/2050 40 28
5.40%, 11/14/2025 390 396
$ 26,430
Pipelines - 0.86%
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029 300 274
5.88%, 03/31/2025 600 603
7.00%, 06/30/2024 600 608
Eastern Gas Transmission & Storage Inc
4.60%, 12/15/2044 640 530
Enbridge Energy Partners LP
7.38%, 10/15/2045 70 79
Enbridge Inc
1.60%, 10/04/2026 20 18
2.50%, 01/15/2025 150 142
2.50%, 08/01/2033 465 365
3.13%, 11/15/2029 150 132
3.40%, 08/01/2051 45 32
4.25%, 12/01/2026 75 73
Energy Transfer LP
2.90%, 05/15/2025 910 858
3.75%, 05/15/2030 715 634
4.05%, 03/15/2025 100 97
4.20%, 04/15/2027 300 284
4.75%, 01/15/2026 1,000 981
5.30%, 04/15/2047 500 425
5.35%, 05/15/2045 710 611
6.25%, 04/15/2049 155 147
6.50%, 02/01/2042 370 366
Enterprise Products Operating LLC
3.30%, 02/15/2053 80 55
3.90%, 02/15/2024 290 285
4.20%, 01/31/2050 680 542
4.25%, 02/15/2048 250 201
4.45%, 02/15/2043 350 297
4.85%, 03/15/2044 750 670
6.45%, 09/01/2040 490 523
6.88%, 03/01/2033 39 43
Kinder Morgan Energy Partners LP
4.70%, 11/01/2042 20 17
5.00%, 03/01/2043 550 480
Kinder Morgan Inc
1.75%, 11/15/2026 60 53
2.00%, 02/15/2031 130 103
3.25%, 08/01/2050 130 86
3.60%, 02/15/2051 245 175
5.05%, 02/15/2046 30 26
5.55%, 06/01/2045 500 467
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
MPLX LP
1.75%, 03/01/2026 $ 160 $ 143
4.13%, 03/01/2027 840 802
4.25%, 12/01/2027 300 286
4.50%, 04/15/2038 200 171
5.50%, 02/15/2049 830 746
ONEOK Inc
2.20%, 09/15/2025 155 142
2.75%, 09/01/2024 375 359
3.40%, 09/01/2029 350 305
Plains All American Pipeline LP / PAA Finance
Corp
3.55%, 12/15/2029 950 828
4.70%, 06/15/2044 330 256
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028 645 609
5.00%, 03/15/2027 1,075 1,061
5.63%, 03/01/2025 75 75
5.75%, 05/15/2024 600 601
Spectra Energy Partners LP
4.75%, 03/15/2024 105 104
Targa Resources Corp
5.20%, 07/01/2027 220 217
TransCanada PipeLines Ltd
2.50%, 10/12/2031 60 49
4.25%, 05/15/2028 300 287
4.88%, 05/15/2048 190 170
Williams Cos Inc/The
2.60%, 03/15/2031 160 132
3.50%, 10/15/2051 60 42
3.75%, 06/15/2027 45 42
3.90%, 01/15/2025 500 488
4.00%, 09/15/2025 50 49
4.85%, 03/01/2048 350 306
4.90%, 01/15/2045 430 374
5.10%, 09/15/2045 120 107
5.30%, 08/15/2052 65 60
6.30%, 04/15/2040 430 446
$ 20,539
Private Equity - 0.01%
Brookfield Asset Management Inc
4.00%, 01/15/2025 300 294
Regional Authority - 0.33%
Province of Alberta Canada
1.00%, 05/20/2025 810 746
1.30%, 07/22/2030 175 142
3.30%, 03/15/2028 650 620
Province of British Columbia Canada
0.90%, 07/20/2026 515 457
1.30%, 01/29/2031
(e)
160 128
6.50%, 01/15/2026 45 47
Province of Manitoba Canada
1.50%, 10/25/2028 85 73
3.05%, 05/14/2024 430 420
Province of Ontario Canada
0.63%, 01/21/2026
(e)
530 471
1.05%, 04/14/2026
(e)
415 372
1.13%, 10/07/2030 300 238
2.13%, 01/21/2032 675 568
3.10%, 05/19/2027 565 540
3.20%, 05/16/2024 665 652
Province of Quebec Canada
0.60%, 07/23/2025 600 545
1.35%, 05/28/2030 815 672
1.50%, 02/11/2025 600 565
2.88%, 10/16/2024 500 485
7.50%, 09/15/2029 36 43
$ 7,784

Schedule of Investments
Bond Market Index Fund
November 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs - 1.02%
Alexandria Real Estate Equities Inc
1.88%, 02/01/2033 $ 240 $ 178
2.00%, 05/18/2032 400 305
2.75%, 12/15/2029 70 59
2.95%, 03/15/2034 65 53
3.00%, 05/18/2051 530 341
4.00%, 02/01/2050 70 54
4.90%, 12/15/2030 80 78
American Tower Corp
0.60%, 01/15/2024 620 590
1.30%, 09/15/2025 80 72
1.60%, 04/15/2026 60 53
1.88%, 10/15/2030 550 428
2.75%, 01/15/2027 1,000 905
2.90%, 01/15/2030 155 133
2.95%, 01/15/2051 60 39
3.38%, 10/15/2026 500 466
3.65%, 03/15/2027 515 481
3.70%, 10/15/2049 300 219
3.95%, 03/15/2029 200 185
4.00%, 06/01/2025 600 582
AvalonBay Communities Inc
1.90%, 12/01/2028 60 51
2.05%, 01/15/2032 60 48
2.30%, 03/01/2030 755 636
5.00%, 02/15/2033
(f)
155 155
Boston Properties LP
2.55%, 04/01/2032 245 187
2.90%, 03/15/2030 600 490
3.20%, 01/15/2025 700 671
3.65%, 02/01/2026 1,000 951
Brixmor Operating Partnership LP
3.65%, 06/15/2024 400 387
Corporate Office Properties LP
2.75%, 04/15/2031 60 45
Crown Castle Inc
1.05%, 07/15/2026 115 99
1.35%, 07/15/2025 115 105
2.50%, 07/15/2031 60 49
2.90%, 04/01/2041 60 42
3.10%, 11/15/2029 125 110
3.20%, 09/01/2024 75 73
3.25%, 01/15/2051 115 79
3.70%, 06/15/2026 600 571
3.80%, 02/15/2028 430 401
4.00%, 11/15/2049 95 73
CubeSmart LP
2.00%, 02/15/2031 110 84
2.25%, 12/15/2028 60 50
Digital Realty Trust LP
5.55%, 01/15/2028 345 346
Equinix Inc
1.00%, 09/15/2025 850 758
1.25%, 07/15/2025 155 140
1.80%, 07/15/2027 155 133
2.50%, 05/15/2031 460 370
2.63%, 11/18/2024 150 143
3.20%, 11/18/2029 130 114
3.40%, 02/15/2052 60 42
ERP Operating LP
1.85%, 08/01/2031 115 90
Essex Portfolio LP
1.70%, 03/01/2028 60 50
3.00%, 01/15/2030 140 119
4.00%, 03/01/2029 784 718
Federal Realty Investment Trust
1.25%, 02/15/2026 115 102
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
GLP Capital LP / GLP Financing II Inc
4.00%, 01/15/2030 $ 140 $ 121
5.25%, 06/01/2025 400 392
Healthcare Realty Holdings LP
2.00%, 03/15/2031 150 114
Healthpeak Properties Inc
2.13%, 12/01/2028 210 177
Kilroy Realty LP
2.50%, 11/15/2032 160 116
Kimco Realty Corp
2.25%, 12/01/2031 60 46
2.70%, 03/01/2024 300 291
2.70%, 10/01/2030 160 132
3.70%, 10/01/2049 30 21
4.60%, 02/01/2033 165 154
Life Storage LP
2.20%, 10/15/2030 75 58
2.40%, 10/15/2031 60 46
Mid-America Apartments LP
1.70%, 02/15/2031 120 94
National Retail Properties Inc
3.60%, 12/15/2026 300 281
Omega Healthcare Investors Inc
4.75%, 01/15/2028 30 28
4.95%, 04/01/2024 30 30
Prologis LP
1.25%, 10/15/2030 160 122
1.75%, 07/01/2030 155 124
2.25%, 01/15/2032 60 48
2.88%, 11/15/2029 75 66
3.00%, 04/15/2050 680 465
4.63%, 01/15/2033 575 563
Public Storage
0.88%, 02/15/2026 40 35
1.85%, 05/01/2028 115 99
2.25%, 11/09/2031 60 49
Realty Income Corp
0.75%, 03/15/2026 40 35
2.20%, 06/15/2028 65 56
3.10%, 12/15/2029 300 262
3.25%, 01/15/2031 160 140
4.13%, 10/15/2026 220 214
4.88%, 06/01/2026 700 703
Simon Property Group LP
1.75%, 02/01/2028 555 474
2.00%, 09/13/2024 150 142
2.65%, 02/01/2032 765 613
3.25%, 11/30/2026 300 282
3.30%, 01/15/2026 700 668
3.50%, 09/01/2025 160 154
4.75%, 03/15/2042 164 142
Spirit Realty LP
2.10%, 03/15/2028 60 49
UDR Inc
2.10%, 08/01/2032 100 74
3.20%, 01/15/2030 145 125
Ventas Realty LP
3.00%, 01/15/2030 500 425
3.75%, 05/01/2024 500 487
4.75%, 11/15/2030 525 495
VICI Properties LP
4.38%, 05/15/2025 200 192
Welltower Inc
2.75%, 01/15/2032 1,115 885
3.63%, 03/15/2024 120 118
4.13%, 03/15/2029 300 278

Schedule of Investments
Bond Market Index Fund
November 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
WP Carey Inc
2.40%, 02/01/2031 $ 65 $ 52
$ 24,440
Retail - 0.59%
AutoZone Inc
1.65%, 01/15/2031 160 124
Costco Wholesale Corp
1.38%, 06/20/2027 125 111
1.75%, 04/20/2032 150 121
Dollar Tree Inc
4.20%, 05/15/2028 130 124
Home Depot Inc/The
0.90%, 03/15/2028 55 46
1.88%, 09/15/2031 760 616
2.13%, 09/15/2026 350 322
2.38%, 03/15/2051 55 34
2.70%, 04/15/2025 65 62
2.75%, 09/15/2051 60 41
2.88%, 04/15/2027 65 61
2.95%, 06/15/2029 500 456
3.13%, 12/15/2049 235 172
4.00%, 09/15/2025 265 263
4.20%, 04/01/2043 300 269
4.25%, 04/01/2046 180 159
4.40%, 03/15/2045 300 273
4.95%, 09/15/2052 135 134
5.88%, 12/16/2036 400 435
Lowe's Cos Inc
1.30%, 04/15/2028 130 110
1.70%, 10/15/2030 130 103
2.50%, 04/15/2026 90 84
3.38%, 09/15/2025 50 48
3.65%, 04/05/2029 135 126
3.70%, 04/15/2046 20 15
3.75%, 04/01/2032 65 59
4.00%, 04/15/2025 700 690
4.25%, 04/01/2052 540 441
4.40%, 09/08/2025 130 129
4.55%, 04/05/2049 135 116
5.00%, 04/15/2033 130 129
5.00%, 04/15/2040 155 146
5.63%, 04/15/2053 380 380
McDonald's Corp
2.63%, 09/01/2029 140 124
3.25%, 06/10/2024 175 172
3.70%, 01/30/2026 150 147
3.70%, 02/15/2042 300 244
4.45%, 03/01/2047 1,000 889
5.15%, 09/09/2052 255 252
6.30%, 03/01/2038 600 661
O'Reilly Automotive Inc
1.75%, 03/15/2031 75 58
Starbucks Corp
2.00%, 03/12/2027 580 521
3.00%, 02/14/2032
(e)
345 299
3.75%, 12/01/2047 370 290
4.30%, 06/15/2045 225 195
4.45%, 08/15/2049 220 193
Target Corp
1.95%, 01/15/2027
(e)
280 256
2.95%, 01/15/2052 325 230
4.50%, 09/15/2032 690 675
TJX Cos Inc/The
1.15%, 05/15/2028 65 55
1.60%, 05/15/2031 65 51
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Walmart Inc
1.05%, 09/17/2026 $ 105 $ 93
1.50%, 09/22/2028 105 91
1.80%, 09/22/2031 160 132
2.50%, 09/22/2041 135 101
2.65%, 09/22/2051 105 74
3.90%, 09/09/2025 130 128
3.95%, 06/28/2038 195 181
4.00%, 04/11/2043 250 226
4.05%, 06/29/2048 100 90
4.15%, 09/09/2032 630 623
4.50%, 09/09/2052 630 613
$ 14,063
Semiconductors - 0.51%
Analog Devices Inc
2.10%, 10/01/2031 40 33
2.80%, 10/01/2041 60 45
Applied Materials Inc
4.35%, 04/01/2047 45 41
Broadcom Corp / Broadcom Cayman Finance Ltd
3.88%, 01/15/2027 650 615
Broadcom Inc
3.14%, 11/15/2035
(i)
738 547
3.19%, 11/15/2036
(i)
30 22
3.42%, 04/15/2033
(i)
452 367
3.47%, 04/15/2034
(i)
415 329
3.75%, 02/15/2051
(i)
570 402
4.15%, 11/15/2030 310 278
4.75%, 04/15/2029 355 340
Intel Corp
2.00%, 08/12/2031 60 48
2.88%, 05/11/2024 105 102
3.05%, 08/12/2051 60 41
3.15%, 05/11/2027 150 143
3.20%, 08/12/2061 60 39
3.40%, 03/25/2025
(e)
155 151
3.73%, 12/08/2047 105 81
3.75%, 03/25/2027 155 151
3.75%, 08/05/2027 65 63
4.00%, 08/05/2029 585 559
4.10%, 05/19/2046 250 207
4.15%, 08/05/2032 765 722
4.60%, 03/25/2040 155 143
KLA Corp
4.95%, 07/15/2052 140 135
Lam Research Corp
2.88%, 06/15/2050 500 350
Marvell Technology Inc
2.45%, 04/15/2028 115 98
Micron Technology Inc
2.70%, 04/15/2032 90 70
4.19%, 02/15/2027 405 387
NVIDIA Corp
0.58%, 06/14/2024 115 108
1.55%, 06/15/2028 60 52
2.00%, 06/15/2031 115 94
3.50%, 04/01/2040 600 500
NXP BV / NXP Funding LLC / NXP USA Inc
2.50%, 05/11/2031 115 91
3.13%, 02/15/2042 265 183
3.15%, 05/01/2027 80 72
3.25%, 05/11/2041 60 43
4.40%, 06/01/2027 480 459
QUALCOMM Inc
1.30%, 05/20/2028 327 278
1.65%, 05/20/2032 243 189
4.50%, 05/20/2052 950 843
4.80%, 05/20/2045 110 105

Schedule of Investments
Bond Market Index Fund
November 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Semiconductors (continued)
QUALCOMM Inc   (continued)
6.00%, 05/20/2053 $ 155 $ 169
Texas Instruments Inc
1.13%, 09/15/2026 60 53
1.75%, 05/04/2030 650 539
1.90%, 09/15/2031 60 49
4.15%, 05/15/2048 165 146
TSMC Arizona Corp
1.75%, 10/25/2026 750 666
3.88%, 04/22/2027 1,190 1,149
$ 12,297
Software - 0.77%
Activision Blizzard Inc
1.35%, 09/15/2030 80 63
2.50%, 09/15/2050 160 101
Electronic Arts Inc
1.85%, 02/15/2031 60 48
Fidelity National Information Services Inc
0.60%, 03/01/2024 655 620
1.65%, 03/01/2028 1,105 928
3.10%, 03/01/2041 55 39
4.50%, 07/15/2025 700 690
5.10%, 07/15/2032 550 538
Fiserv Inc
2.75%, 07/01/2024 1,000 962
3.50%, 07/01/2029 900 812
3.85%, 06/01/2025 250 243
4.40%, 07/01/2049 590 486
Intuit Inc
1.35%, 07/15/2027 160 139
Microsoft Corp
2.40%, 08/08/2026 250 235
2.53%, 06/01/2050 311 214
2.68%, 06/01/2060 349 236
2.92%, 03/17/2052 476 353
3.04%, 03/17/2062 1,141 830
3.30%, 02/06/2027 140 135
3.45%, 08/08/2036 225 205
3.70%, 08/08/2046 500 443
Oracle Corp
2.30%, 03/25/2028 115 100
2.50%, 04/01/2025 555 525
2.65%, 07/15/2026 300 276
2.80%, 04/01/2027 155 141
2.88%, 03/25/2031 115 96
2.95%, 11/15/2024 85 82
2.95%, 05/15/2025 105 100
2.95%, 04/01/2030 655 562
3.40%, 07/08/2024 145 142
3.60%, 04/01/2040 355 267
3.60%, 04/01/2050 700 487
3.65%, 03/25/2041 115 85
3.90%, 05/15/2035 130 109
3.95%, 03/25/2051 115 84
4.00%, 07/15/2046 500 369
4.00%, 11/15/2047 75 55
4.10%, 03/25/2061 60 43
4.30%, 07/08/2034 75 66
4.38%, 05/15/2055 150 114
4.50%, 07/08/2044 50 41
5.80%, 11/10/2025 715 732
6.13%, 07/08/2039 60 60
6.15%, 11/09/2029 180 188
6.25%, 11/09/2032 360 380
6.90%, 11/09/2052 360 399
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Roper Technologies Inc
1.40%, 09/15/2027 $ 860 $ 735
2.35%, 09/15/2024 90 86
2.95%, 09/15/2029 1,200 1,051
Salesforce Inc
1.95%, 07/15/2031 60 49
2.70%, 07/15/2041 265 196
2.90%, 07/15/2051 815 566
ServiceNow Inc
1.40%, 09/01/2030 160 125
Take-Two Interactive Software Inc
3.55%, 04/14/2025 215 207
VMware Inc
1.40%, 08/15/2026 1,180 1,038
1.80%, 08/15/2028 685 565
2.20%, 08/15/2031 115 88
$ 18,529
Sovereign - 1.48%
Canada Government International Bond
0.75%, 05/19/2026 615 549
1.63%, 01/22/2025 200 189
2.88%, 04/28/2025 710 689
Chile Government International Bond
2.45%, 01/31/2031
(e)
300 253
2.55%, 01/27/2032
(e)
400 334
2.75%, 01/31/2027 1,100 1,017
3.10%, 05/07/2041 400 291
3.24%, 02/06/2028 500 467
3.50%, 04/15/2053 200 145
4.00%, 01/31/2052 200 158
Export Development Canada
3.38%, 08/26/2025 625 610
Export-Import Bank of Korea
0.38%, 02/09/2024 200 189
1.25%, 01/18/2025 200 184
1.38%, 02/09/2031 200 153
2.63%, 05/26/2026 700 654
4.25%, 09/15/2027 200 195
4.50%, 09/15/2032 200 197
Indonesia Government International Bond
2.15%, 07/28/2031 200 164
2.85%, 02/14/2030 200 179
3.05%, 03/12/2051
(e)
200 142
3.50%, 01/11/2028 500 472
3.70%, 10/30/2049 200 153
4.20%, 10/15/2050 400 333
4.35%, 01/11/2048 200 171
4.65%, 09/20/2032 200 196
4.75%, 02/11/2029 700 697
Israel Government International Bond
2.75%, 07/03/2030 400 362
3.88%, 07/03/2050 200 167
4.13%, 01/17/2048 200 174
4.50%, 01/30/2043 200 184
Japan Bank for International Cooperation
0.50%, 04/15/2024 200 189
1.25%, 01/21/2031 200 158
1.75%, 10/17/2024 500 473
1.88%, 07/21/2026 264 240
2.13%, 02/16/2029 200 176
2.25%, 11/04/2026 400 367
2.75%, 01/21/2026 400 379
2.88%, 04/14/2025 500 481
2.88%, 07/21/2027 330 310
3.00%, 05/29/2024 300 292
3.88%, 09/16/2025 900 883

Schedule of Investments
Bond Market Index Fund
November 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Korea International Bond
1.00%, 09/16/2030 $ 200 $ 159
3.88%, 09/20/2048 250 223
Mexico Government International Bond
2.66%, 05/24/2031 500 413
3.25%, 04/16/2030
(e)
200 178
3.50%, 02/12/2034 400 332
3.75%, 01/11/2028 225 214
3.75%, 04/19/2071 200 132
3.90%, 04/27/2025
(e)
400 395
4.13%, 01/21/2026 750 733
4.50%, 04/22/2029 800 776
4.60%, 01/23/2046 200 162
4.60%, 02/10/2048 300 241
4.75%, 03/08/2044 500 420
5.55%, 01/21/2045 360 336
5.75%, 10/12/2110 100 86
6.05%, 01/11/2040 700 702
6.75%, 09/27/2034 650 690
Panama Government International Bond
2.25%, 09/29/2032 200 150
3.16%, 01/23/2030 600 519
3.30%, 01/19/2033
(e)
500 410
3.75%, 03/16/2025 400 389
3.88%, 03/17/2028 700 662
4.30%, 04/29/2053 200 147
4.50%, 04/16/2050 200 153
6.70%, 01/26/2036 600 634
Peruvian Government International Bond
1.86%, 12/01/2032 60 45
2.78%, 01/23/2031 920 771
2.78%, 12/01/2060 60 36
3.30%, 03/11/2041 300 223
3.55%, 03/10/2051
(e)
60 44
4.13%, 08/25/2027 600 581
5.63%, 11/18/2050 150 149
6.55%, 03/14/2037 400 427
8.75%, 11/21/2033 180 222
Philippine Government International Bond
2.65%, 12/10/2045 400 273
3.00%, 02/01/2028 300 278
3.20%, 07/06/2046 200 147
3.70%, 03/01/2041 400 321
3.70%, 02/02/2042 500 406
5.17%, 10/13/2027 500 512
5.61%, 04/13/2033 500 525
7.75%, 01/14/2031 190 223
10.63%, 03/16/2025 100 113
Republic of Italy Government International Bond
0.88%, 05/06/2024 400 372
1.25%, 02/17/2026 700 604
2.38%, 10/17/2024 200 187
2.88%, 10/17/2029 900 743
3.88%, 05/06/2051 400 274
5.38%, 06/15/2033 205 203
State of Israel
2.50%, 01/15/2030 200 178
3.38%, 01/15/2050 200 152
Svensk Exportkredit AB
0.38%, 03/11/2024 200 189
0.50%, 08/26/2025 720 648
3.63%, 09/03/2024 700 687
Tennessee Valley Authority
3.50%, 12/15/2042 200 166
4.25%, 09/15/2065 115 103
5.25%, 09/15/2039 250 262
5.38%, 04/01/2056 196 214
5.88%, 04/01/2036 325 363
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Tennessee Valley Authority   (continued)
6.75%, 11/01/2025 $ 57 $ 61
Uruguay Government International Bond
4.13%, 11/20/2045 136 125
4.38%, 10/27/2027 80 81
4.98%, 04/20/2055 100 96
5.10%, 06/18/2050 300 295
5.75%, 10/28/2034 155 168
7.63%, 03/21/2036 750 946
$ 35,285
Supranational Bank - 1.32%
African Development Bank
0.88%, 03/23/2026 705 632
0.88%, 07/22/2026 115 101
Asian Development Bank
0.38%, 06/11/2024 615 577
0.38%, 09/03/2025 310 278
0.50%, 02/04/2026 400 356
1.00%, 04/14/2026 865 780
1.50%, 01/20/2027 125 113
1.50%, 03/04/2031 115 96
1.88%, 03/15/2029 135 120
2.13%, 03/19/2025 300 285
2.38%, 08/10/2027 500 466
2.63%, 01/30/2024 500 489
2.75%, 01/19/2028 130 123
2.88%, 05/06/2025 885 857
3.13%, 08/20/2027 790 761
3.13%, 04/27/2032 135 126
3.88%, 09/28/2032 450 450
4.13%, 09/27/2024 300 298
5.82%, 06/16/2028 39 42
Asian Infrastructure Investment Bank/The
0.50%, 05/28/2025 400 364
2.25%, 05/16/2024 900 869
3.38%, 06/29/2025 540 526
3.75%, 09/14/2027 255 250
Council Of Europe Development Bank
0.38%, 06/10/2024 115 108
1.38%, 02/27/2025 310 291
European Bank for Reconstruction &
Development
0.50%, 11/25/2025 150 134
0.50%, 01/28/2026 515 459
European Investment Bank
0.38%, 07/24/2024
(e)
345 323
0.38%, 12/15/2025 305 272
0.38%, 03/26/2026 870 770
0.63%, 10/21/2027 60 51
0.75%, 10/26/2026 660 580
1.25%, 02/14/2031
(e)
255 211
1.38%, 03/15/2027 425 382
1.63%, 03/14/2025 780 736
1.63%, 05/13/2031 60 51
1.75%, 03/15/2029
(e)
615 543
1.88%, 02/10/2025 250 237
2.38%, 05/24/2027 120 112
2.63%, 03/15/2024 800 781
3.25%, 01/29/2024 400 394
3.25%, 11/15/2027
(e)
710 688
FMS Wertmanagement
2.75%, 01/30/2024 500 489
Inter-American Development Bank
0.50%, 09/23/2024 445 414
0.63%, 09/16/2027 305 261
0.88%, 04/20/2026 900 808
1.13%, 07/20/2028 515 441
1.13%, 01/13/2031 610 494

Schedule of Investments
Bond Market Index Fund
November 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Supranational Bank (continued)
Inter-American Development Bank   (continued)
1.50%, 01/13/2027 $ 425 $ 385
1.75%, 03/14/2025 230 217
2.13%, 01/15/2025 900 860
2.38%, 07/07/2027 250 233
3.00%, 02/21/2024 400 392
3.13%, 09/18/2028 300 287
3.50%, 09/14/2029 255 249
4.38%, 01/24/2044 50 50
International Bank for Reconstruction &
Development
0.50%, 10/28/2025 400 360
0.63%, 04/22/2025 693 637
0.75%, 11/24/2027 270 231
0.75%, 08/26/2030 710 563
0.88%, 07/15/2026 325 290
1.25%, 02/10/2031 615 504
1.38%, 04/20/2028 365 320
1.63%, 01/15/2025 470 445
1.63%, 11/03/2031 495 412
1.75%, 10/23/2029 950 826
2.50%, 03/19/2024 715 696
2.50%, 11/25/2024 800 770
2.50%, 07/29/2025 170 163
2.50%, 03/29/2032
(e)
620 553
3.13%, 06/15/2027 935 903
3.63%, 09/21/2029 295 290
International Finance Corp
0.38%, 07/16/2025 315 285
3.63%, 09/15/2025 435 428
Nordic Investment Bank
0.38%, 09/11/2025 230 207
0.50%, 01/21/2026
(e)
200 180
2.25%, 05/21/2024 650 628
3.38%, 09/08/2027 235 229
$ 31,582
Telecommunications - 1.13%
America Movil SAB de CV
2.88%, 05/07/2030 600 518
3.63%, 04/22/2029 1,000 920
4.38%, 04/22/2049
(e)
450 383
6.13%, 03/30/2040 380 394
AT&T Inc
0.90%, 03/25/2024 115 109
1.65%, 02/01/2028 200 172
1.70%, 03/25/2026 340 306
2.25%, 02/01/2032 145 115
2.30%, 06/01/2027 750 675
3.10%, 02/01/2043 145 104
3.50%, 06/01/2041 1,005 768
3.50%, 09/15/2053 1,002 708
3.55%, 09/15/2055 815 572
3.65%, 09/15/2059 999 694
4.35%, 03/01/2029 500 480
4.35%, 06/15/2045 600 496
4.50%, 05/15/2035 700 641
4.50%, 03/09/2048 500 417
Bell Telephone Co of Canada or Bell Canada/The
3.65%, 03/17/2051 60 44
Cisco Systems Inc
2.50%, 09/20/2026 400 379
5.50%, 01/15/2040 735 772
5.90%, 02/15/2039 400 437
Juniper Networks Inc
2.00%, 12/10/2030 55 42
Orange SA
5.38%, 01/13/2042 30 30
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Rogers Communications Inc
2.95%, 03/15/2025
(i)
$ 65 $ 62
3.20%, 03/15/2027
(i)
130 121
3.70%, 11/15/2049 90 64
3.80%, 03/15/2032
(i)
65 58
5.00%, 03/15/2044 75 65
7.50%, 08/15/2038 250 284
Telefonica Emisiones SA
4.10%, 03/08/2027 700 668
5.21%, 03/08/2047 550 449
7.05%, 06/20/2036 700 734
T-Mobile USA Inc
1.50%, 02/15/2026 155 139
2.05%, 02/15/2028 190 164
2.25%, 11/15/2031 150 119
2.40%, 03/15/2029 25 21
2.55%, 02/15/2031 600 497
2.63%, 02/15/2029 1,190 1,013
3.00%, 02/15/2041 150 109
3.30%, 02/15/2051 500 347
3.38%, 04/15/2029 600 530
3.40%, 10/15/2052 485 339
3.50%, 04/15/2025 155 150
3.50%, 04/15/2031 600 522
3.75%, 04/15/2027 315 298
3.88%, 04/15/2030 600 551
4.38%, 04/15/2040 155 135
5.20%, 01/15/2033 160 161
5.65%, 01/15/2053 105 105
Verizon Communications Inc
0.75%, 03/22/2024 145 138
1.45%, 03/20/2026 115 104
1.50%, 09/18/2030 180 141
1.68%, 10/30/2030 1,911 1,500
1.75%, 01/20/2031 135 106
2.10%, 03/22/2028 175 153
2.36%, 03/15/2032 65 52
2.55%, 03/21/2031 115 96
2.65%, 11/20/2040 750 519
2.88%, 11/20/2050 505 325
2.99%, 10/30/2056 89 56
3.00%, 11/20/2060 65 40
3.38%, 02/15/2025 700 683
3.40%, 03/22/2041 715 549
3.55%, 03/22/2051 115 85
3.70%, 03/22/2061 480 345
3.85%, 11/01/2042 90 73
4.13%, 03/16/2027 600 589
4.33%, 09/21/2028 60 58
4.40%, 11/01/2034 300 277
4.67%, 03/15/2055 650 574
4.81%, 03/15/2039 75 70
4.86%, 08/21/2046 300 274
Vodafone Group PLC
4.13%, 05/30/2025 675 666
4.25%, 09/17/2050 250 197
4.38%, 05/30/2028 550 544
4.38%, 02/19/2043 360 296
5.00%, 05/30/2038 80 74
5.25%, 05/30/2048 470 422
6.15%, 02/27/2037 240 244
$ 27,131
Transportation - 0.51%
Burlington Northern Santa Fe LLC
3.05%, 02/15/2051 600 428
3.40%, 09/01/2024 70 68
3.55%, 02/15/2050 155 123
4.15%, 04/01/2045 200 175

Schedule of Investments
Bond Market Index Fund
November 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Transportation (continued)
Burlington Northern Santa Fe LLC   (continued)
4.40%, 03/15/2042 $ 30 $ 27
4.45%, 01/15/2053 40 37
5.40%, 06/01/2041 710 728
Canadian National Railway Co
3.85%, 08/05/2032 915 859
Canadian Pacific Railway Co
1.75%, 12/02/2026 145 130
2.45%, 12/02/2031 85 71
3.00%, 12/02/2041 85 64
3.10%, 12/02/2051 985 693
6.13%, 09/15/2115 75 76
CSX Corp
2.40%, 02/15/2030 60 51
3.35%, 09/15/2049 60 44
3.80%, 03/01/2028 75 72
3.80%, 04/15/2050 700 550
4.30%, 03/01/2048 200 174
4.50%, 11/15/2052 160 143
FedEx Corp
3.10%, 08/05/2029 800 706
3.88%, 08/01/2042 30 23
4.55%, 04/01/2046 820 673
5.10%, 01/15/2044 880 794
Norfolk Southern Corp
2.30%, 05/15/2031 60 50
2.55%, 11/01/2029 150 130
2.90%, 08/25/2051 60 40
3.94%, 11/01/2047 192 157
4.05%, 08/15/2052 200 165
4.55%, 06/01/2053 990 879
4.84%, 10/01/2041 630 590
Ryder System Inc
2.90%, 12/01/2026 150 137
4.30%, 06/15/2027 20 19
Union Pacific Corp
2.38%, 05/20/2031 710 601
2.80%, 02/14/2032 110 96
2.89%, 04/06/2036 140 113
2.97%, 09/16/2062 90 59
3.20%, 05/20/2041 60 48
3.38%, 02/14/2042 65 53
3.55%, 08/15/2039 435 366
3.80%, 10/01/2051 310 254
3.80%, 04/06/2071 590 446
3.84%, 03/20/2060 220 174
3.95%, 08/15/2059 410 328
4.00%, 04/15/2047 250 208
4.50%, 01/20/2033 130 128
4.95%, 09/09/2052 130 127
United Parcel Service Inc
2.50%, 09/01/2029 125 110
3.40%, 09/01/2049 180 143
3.90%, 04/01/2025 155 153
4.88%, 11/15/2040 30 29
$ 12,312
Trucking & Leasing - 0.00%
GATX Corp
1.90%, 06/01/2031 115 86
Water - 0.05%
American Water Capital Corp
2.30%, 06/01/2031 60 49
3.25%, 06/01/2051 300 218
3.75%, 09/01/2047 740 584
4.45%, 06/01/2032 130 125
6.59%, 10/15/2037 13 15
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Water (continued)
Essential Utilities Inc
2.40%, 05/01/2031 $ 60 $ 48
5.30%, 05/01/2052 65 62
$ 1,101
TOTAL BONDS $ 689,044
MUNICIPAL BONDS - 0.14%
Principal
Amount (000's) Value (000's)
California - 0.04%
Bay Area Toll Authority
6.26%, 04/01/2049 $ 175 $ 201
6.91%, 10/01/2050 125 157
California State University
2.98%, 11/01/2051 155 107
East Bay Municipal Utility District Water System
Revenue
5.87%, 06/01/2040 20 22
Regents of the University of California Medical
Center Pooled Revenue
6.55%, 05/15/2048 20 23
State of California
3.50%, 04/01/2028 115 109
7.30%, 10/01/2039 300 370
$ 989
Georgia - 0.01%
Municipal Electric Authority of Georgia
6.64%, 04/01/2057 151 158
Illinois - 0.04%
Chicago Transit Authority Sales & Transfer Tax
Receipts Revenue
6.90%, 12/01/2040 300 338
Chicago Transit Authority Sales Tax Receipts
Fund
6.20%, 12/01/2040 30 32
State of Illinois
5.10%, 06/01/2033 700 675
$ 1,045
New Jersey - 0.02%
New Jersey Economic Development
Authority (credit support from National Public
Finance Guarantee Corp )
7.43%, 02/15/2029
(j)
250 270
New Jersey Transportation Trust Fund Authority
6.56%, 12/15/2040 146 157
$ 427
New York - 0.01%
Port Authority of New York & New Jersey
4.46%, 10/01/2062 250 225
Ohio - 0.00%
Ohio State University/The
4.91%, 06/01/2040 50 51
Texas - 0.01%
Dallas Area Rapid Transit
5.02%, 12/01/2048 30 30
State of Texas
4.68%, 04/01/2040 160 155
$ 185
Wisconsin - 0.01%
State of Wisconsin (credit support from Assured
Guaranty Municipal Corp )
5.70%, 05/01/2026
(j)
250 256
TOTAL MUNICIPAL BONDS $ 3,336
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 69.31%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 0.55%
2.00%, 09/01/2031 $ 78 $ 72
2.00%, 12/01/2031 90 83
2.50%, 08/01/2028 65 62

Schedule of Investments
Bond Market Index Fund
November 30, 2022 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
2.50%, 01/01/2030 $ 187 $ 177
2.50%, 01/01/2031 172 163
2.50%, 02/01/2031 169 160
2.50%, 12/01/2031 279 264
2.50%, 01/01/2032 302 286
2.50%, 03/01/2032 93 88
2.50%, 11/01/2036 56 51
3.00%, 11/01/2028 130 125
3.00%, 04/01/2029 108 104
3.00%, 09/01/2029 101 98
3.00%, 10/01/2029 152 147
3.00%, 11/01/2029 70 68
3.00%, 01/01/2030 62 60
3.00%, 11/01/2030 63 61
3.00%, 03/01/2031 39 37
3.00%, 05/01/2032 185 176
3.00%, 03/01/2033 75 72
3.00%, 04/01/2033 28 27
3.00%, 09/01/2036 48 46
3.00%, 09/01/2036 83 79
3.00%, 02/01/2037 86 82
3.00%, 10/01/2042 184 169
3.00%, 11/01/2042 300 276
3.00%, 02/01/2043 287 263
3.00%, 08/01/2043 421 387
3.00%, 08/01/2043 361 332
3.00%, 09/01/2043 76 69
3.00%, 10/01/2043 60 55
3.00%, 01/01/2045 59 53
3.00%, 06/01/2046 116 104
3.00%, 10/01/2046 96 87
3.00%, 02/01/2047 146 132
3.50%, 12/01/2031 112 110
3.50%, 05/01/2034 40 38
3.50%, 11/01/2034 47 46
3.50%, 01/01/2035 101 98
3.50%, 04/01/2037 38 36
3.50%, 06/01/2042 68 64
3.50%, 06/01/2042 284 268
3.50%, 06/01/2042 236 223
3.50%, 07/01/2042 628 593
3.50%, 10/01/2042 387 365
3.50%, 02/01/2045 47 44
3.50%, 03/01/2045 123 116
3.50%, 06/01/2045 130 122
3.50%, 07/01/2045 122 115
3.50%, 06/01/2046 159 148
3.50%, 08/01/2046 142 132
3.50%, 09/01/2046 171 160
4.00%, 12/01/2024 26 25
4.00%, 12/01/2030 11 11
4.00%, 11/01/2033 77 76
4.00%, 07/01/2034 52 50
4.00%, 04/01/2038 91 87
4.00%, 12/01/2040 101 99
4.00%, 02/01/2044 90 88
4.00%, 04/01/2044 96 94
4.00%, 07/01/2044 108 106
4.00%, 09/01/2044 41 40
4.00%, 11/01/2044 151 148
4.00%, 01/01/2045 126 123
4.00%, 08/01/2045 181 176
4.00%, 11/01/2045 14 14
4.00%, 12/01/2045 29 28
4.00%, 02/01/2046 48 47
4.00%, 05/01/2046 101 98
4.50%, 10/01/2030 46 46
4.50%, 05/01/2031 6 6
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
4.50%, 02/01/2041 $ 66 $ 66
4.50%, 09/01/2043 13 13
4.50%, 12/01/2043 126 125
4.50%, 03/01/2044 175 176
4.50%, 04/01/2044 65 65
4.50%, 09/01/2044 116 117
4.50%, 10/01/2044 63 63
4.50%, 03/01/2047 51 51
4.50%, 07/01/2047 42 41
4.50%, 11/01/2047 11 11
4.50%, 05/01/2049 2,171 2,154
5.00%, 11/01/2035 41 43
5.00%, 12/01/2036 126 130
5.00%, 08/01/2039 54 55
5.00%, 12/01/2041 59 60
5.00%, 02/01/2042 267 273
5.00%, 04/01/2044 47 48
5.00%, 02/01/2048 65 66
5.00%, 07/01/2048 33 34
5.50%, 06/01/2034 73 76
5.50%, 07/01/2038 64 67
5.50%, 07/01/2038 54 56
5.50%, 12/01/2038 103 109
5.50%, 10/01/2039 168 172
5.50%, 06/01/2041 68 71
6.00%, 04/01/2038 295 310
6.00%, 11/01/2038 67 69
$ 13,076
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 21.34%
1.50%, 03/01/2036 1,446 1,268
1.50%, 05/01/2036 1,675 1,477
1.50%, 05/01/2036 6,341 5,562
1.50%, 11/01/2036 1,156 1,014
1.50%, 12/01/2036 4,612 4,046
1.50%, 01/01/2037 928 814
1.50%, 11/01/2050 898 704
1.50%, 01/01/2051 3,988 3,122
1.50%, 06/01/2051 1,878 1,468
2.00%, 09/01/2029 163 153
2.00%, 05/01/2030 67 62
2.00%, 12/01/2031 122 112
2.00%, 02/01/2032 79 72
2.00%, 02/01/2036 6,712 6,041
2.00%, 03/01/2036 3,162 2,854
2.00%, 04/01/2036 5,966 5,402
2.00%, 05/01/2036 1,151 1,039
2.00%, 02/01/2037 9,308 8,400
2.00%, 03/01/2042 1,911 1,623
2.00%, 12/01/2050 15,981 13,231
2.00%, 02/01/2051 16,045 13,251
2.00%, 02/01/2051 11,234 9,290
2.00%, 02/01/2051 2,415 1,997
2.00%, 02/01/2051 16,551 13,700
2.00%, 04/01/2051 5,647 4,698
2.00%, 04/01/2051 2,568 2,146
2.00%, 04/01/2051 8,844 7,350
2.00%, 04/01/2051 13,269 11,039
2.00%, 06/01/2051 2,174 1,796
2.00%, 07/01/2051 2,457 2,029
2.00%, 07/01/2051 5,978 4,936
2.00%, 09/01/2051 3,208 2,650
2.00%, 10/01/2051 2,339 1,930
2.00%, 10/01/2051 4,422 3,663
2.00%, 10/01/2051 2,778 2,311
2.00%, 11/01/2051 1,864 1,548
2.00%, 12/01/2051 2,975 2,468
2.00%, 12/01/2051 3,270 2,712

Schedule of Investments
Bond Market Index Fund
November 30, 2022 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
2.00%, 12/01/2051 $ 12,910 $ 10,689
2.00%, 01/01/2052 13,114 10,891
2.00%, 01/01/2052 2,332 1,934
2.00%, 04/01/2052 1,444 1,199
2.00%, 04/01/2052 11,672 9,671
2.00%, 04/01/2052 2,423 2,016
2.50%, 01/01/2028 59 56
2.50%, 07/01/2028 165 157
2.50%, 07/01/2028 56 54
2.50%, 11/01/2028 182 172
2.50%, 09/01/2029 117 110
2.50%, 02/01/2030 70 66
2.50%, 03/01/2030 152 144
2.50%, 05/01/2030 138 131
2.50%, 07/01/2030 96 91
2.50%, 08/01/2030 171 162
2.50%, 08/01/2030 180 171
2.50%, 12/01/2030 224 212
2.50%, 03/01/2031 164 156
2.50%, 07/01/2031 195 184
2.50%, 11/01/2031 303 286
2.50%, 12/01/2031 56 53
2.50%, 01/01/2032 85 80
2.50%, 03/01/2032 101 95
2.50%, 07/01/2033 9 8
2.50%, 02/01/2035 1,357 1,262
2.50%, 10/01/2036 25 23
2.50%, 10/01/2036 59 54
2.50%, 12/01/2036 71 64
2.50%, 04/01/2037 1,425 1,321
2.50%, 12/01/2037
(k)
10,000 9,239
2.50%, 04/01/2042 4,796 4,226
2.50%, 01/01/2043 55 48
2.50%, 05/01/2043 90 78
2.50%, 10/01/2043 73 63
2.50%, 08/01/2046 48 42
2.50%, 12/01/2046 81 70
2.50%, 12/01/2046 116 101
2.50%, 07/01/2050 1,347 1,165
2.50%, 08/01/2050 5,103 4,421
2.50%, 09/01/2050 1,592 1,375
2.50%, 02/01/2051 2,432 2,105
2.50%, 07/01/2051 1,086 933
2.50%, 07/01/2051 13,158 11,301
2.50%, 07/01/2051 673 578
2.50%, 08/01/2051 1,193 1,024
2.50%, 09/01/2051 2,030 1,744
2.50%, 09/01/2051 1,111 960
2.50%, 10/01/2051 2,246 1,928
2.50%, 11/01/2051 6,579 5,717
2.50%, 11/01/2051 2,825 2,442
2.50%, 02/01/2052 2,364 2,040
2.50%, 02/01/2052 2,358 2,038
2.50%, 02/01/2052 12,417 10,674
2.50%, 02/01/2052 1,354 1,166
2.50%, 02/01/2052 15,742 13,500
2.50%, 03/01/2052 3,336 2,866
2.50%, 03/01/2052 2,478 2,131
2.50%, 03/01/2052 6,921 5,966
2.50%, 03/01/2052 11,859 10,234
2.50%, 04/01/2052 3,521 3,035
2.50%, 04/01/2052 14,354 12,333
2.50%, 05/01/2052 1,194 1,027
3.00%, 04/01/2027 43 41
3.00%, 01/01/2029 40 38
3.00%, 02/01/2029 42 41
3.00%, 12/01/2029 85 82
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.00%, 12/01/2029 $ 43 $ 42
3.00%, 01/01/2030 195 188
3.00%, 01/01/2030 229 221
3.00%, 06/01/2030 122 118
3.00%, 09/01/2030 46 45
3.00%, 10/01/2030 208 200
3.00%, 11/01/2030 210 202
3.00%, 12/01/2030 37 36
3.00%, 03/01/2031 132 127
3.00%, 04/01/2031 43 41
3.00%, 09/01/2031 212 204
3.00%, 12/01/2031 85 82
3.00%, 01/01/2033 25 24
3.00%, 04/01/2033 26 24
3.00%, 08/01/2034 252 238
3.00%, 05/01/2035 252 239
3.00%, 12/01/2037
(k)
7,100 6,681
3.00%, 06/01/2040 446 407
3.00%, 04/01/2043 145 133
3.00%, 04/01/2043 252 232
3.00%, 04/01/2043 69 64
3.00%, 05/01/2043 326 299
3.00%, 05/01/2043 108 100
3.00%, 05/01/2043 61 56
3.00%, 07/01/2043 65 60
3.00%, 07/01/2043 319 292
3.00%, 08/01/2043 343 314
3.00%, 08/01/2043 46 42
3.00%, 10/01/2043 198 182
3.00%, 10/01/2043 318 292
3.00%, 11/01/2043 87 80
3.00%, 01/01/2045 437 401
3.00%, 05/01/2046 62 56
3.00%, 05/01/2046 67 61
3.00%, 10/01/2046 368 332
3.00%, 09/01/2049 1,120 1,000
3.00%, 10/01/2049 1,989 1,781
3.00%, 11/01/2049 1,645 1,473
3.00%, 11/01/2049 2,013 1,797
3.00%, 11/01/2049 620 554
3.00%, 12/01/2049 2,028 1,817
3.00%, 03/01/2050 3,289 2,942
3.00%, 02/01/2052 2,432 2,181
3.00%, 03/01/2052 9,569 8,519
3.00%, 03/01/2052 7,914 7,042
3.00%, 04/01/2052 2,411 2,147
3.00%, 05/01/2052 9,817 8,715
3.00%, 05/01/2052 3,361 3,003
3.00%, 12/01/2052
(k)
17,575 15,553
3.50%, 12/01/2026 60 59
3.50%, 03/01/2029 74 72
3.50%, 09/01/2029 87 84
3.50%, 11/01/2030 66 65
3.50%, 04/01/2032 11 11
3.50%, 07/01/2032 9 9
3.50%, 09/01/2032 10 10
3.50%, 12/01/2032 1,362 1,323
3.50%, 10/01/2033 6 6
3.50%, 05/01/2034 32 31
3.50%, 06/01/2034 22 21
3.50%, 07/01/2034 141 136
3.50%, 10/01/2034 37 36
3.50%, 02/01/2036 38 37
3.50%, 02/01/2037 31 30
3.50%, 05/01/2037 41 40
3.50%, 12/01/2037
(k)
2,075 1,993
3.50%, 03/01/2041 15 14

Schedule of Investments
Bond Market Index Fund
November 30, 2022 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.50%, 02/01/2042 $ 155 $ 147
3.50%, 03/01/2042 34 33
3.50%, 05/01/2042 240 226
3.50%, 06/01/2042 202 191
3.50%, 07/01/2042 35 33
3.50%, 10/01/2042 303 286
3.50%, 04/01/2043 262 247
3.50%, 05/01/2043 275 259
3.50%, 05/01/2043 186 175
3.50%, 06/01/2043 52 49
3.50%, 08/01/2043 199 187
3.50%, 09/01/2043 753 710
3.50%, 01/01/2044 838 790
3.50%, 01/01/2044 68 64
3.50%, 07/01/2044 312 294
3.50%, 10/01/2044 101 95
3.50%, 11/01/2044 112 105
3.50%, 12/01/2044 174 163
3.50%, 02/01/2045 106 99
3.50%, 02/01/2045 169 159
3.50%, 04/01/2045 103 96
3.50%, 04/01/2045 199 187
3.50%, 10/01/2045 52 49
3.50%, 10/01/2045 49 46
3.50%, 11/01/2045 104 98
3.50%, 11/01/2045 124 116
3.50%, 12/01/2045 14 13
3.50%, 12/01/2045 74 69
3.50%, 12/01/2045 156 146
3.50%, 01/01/2046 199 186
3.50%, 03/01/2046 175 164
3.50%, 03/01/2046 48 45
3.50%, 05/01/2046 34 31
3.50%, 06/01/2046 86 80
3.50%, 07/01/2046 172 161
3.50%, 12/01/2046 141 132
3.50%, 03/01/2047 130 122
3.50%, 07/01/2049 1,407 1,306
3.50%, 08/01/2049 389 360
3.50%, 11/01/2049 1,955 1,828
3.50%, 05/01/2052 2,897 2,678
3.50%, 08/01/2052 4,074 3,748
3.50%, 12/01/2052
(k)
32,025 29,313
4.00%, 12/01/2024 39 39
4.00%, 04/01/2029 4 4
4.00%, 12/01/2030 6 6
4.00%, 03/01/2031 21 22
4.00%, 03/01/2031 215 215
4.00%, 11/01/2031 8 7
4.00%, 11/01/2033 18 18
4.00%, 11/01/2033 130 128
4.00%, 10/01/2034 76 74
4.00%, 02/01/2036 121 118
4.00%, 01/01/2037 39 38
4.00%, 10/01/2037 56 55
4.00%, 03/01/2038 20 19
4.00%, 07/01/2038 76 73
4.00%, 12/01/2038 51 49
4.00%, 01/01/2039 68 65
4.00%, 09/01/2040 38 37
4.00%, 01/01/2041 47 46
4.00%, 02/01/2041 16 15
4.00%, 12/01/2041 70 68
4.00%, 06/01/2042 116 113
4.00%, 06/01/2042 71 69
4.00%, 07/01/2042 385 376
4.00%, 12/01/2042 116 113
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.00%, 11/01/2043 $ 151 $ 148
4.00%, 09/01/2044 54 52
4.00%, 11/01/2044 53 52
4.00%, 01/01/2045 45 44
4.00%, 04/01/2045 75 75
4.00%, 08/01/2045 78 76
4.00%, 11/01/2045 204 199
4.00%, 07/01/2046 49 47
4.00%, 05/01/2048 101 98
4.00%, 04/01/2049 230 221
4.00%, 07/01/2049 948 906
4.00%, 10/01/2049 1,817 1,737
4.00%, 11/01/2049 722 693
4.00%, 04/01/2050 1,531 1,462
4.00%, 08/01/2052 7,667 7,277
4.00%, 12/01/2052
(k)
25,510 24,122
4.50%, 08/01/2023 7 8
4.50%, 06/01/2029 9 9
4.50%, 07/01/2029 2 2
4.50%, 08/01/2030 5 5
4.50%, 01/01/2034 17 17
4.50%, 04/01/2039 62 62
4.50%, 09/01/2040 134 134
4.50%, 05/01/2041 141 142
4.50%, 09/01/2041 160 161
4.50%, 11/01/2043 90 90
4.50%, 11/01/2043 91 91
4.50%, 01/01/2044 91 92
4.50%, 02/01/2044 31 31
4.50%, 04/01/2044 104 104
4.50%, 04/01/2044 140 140
4.50%, 05/01/2044 29 29
4.50%, 08/01/2044 110 109
4.50%, 10/01/2044 87 87
4.50%, 04/01/2046 36 36
4.50%, 05/01/2046 72 72
4.50%, 01/01/2047 161 161
4.50%, 01/01/2047 51 51
4.50%, 10/01/2052 5,976 5,852
4.50%, 12/01/2052
(k)
14,200 13,821
5.00%, 12/01/2025 6 6
5.00%, 01/01/2039 288 293
5.00%, 07/01/2039 116 119
5.00%, 02/01/2041 51 52
5.00%, 02/01/2041 76 77
5.00%, 04/01/2041 190 194
5.00%, 05/01/2042 101 104
5.00%, 07/01/2042 45 46
5.00%, 03/01/2044 45 46
5.00%, 05/01/2044 54 56
5.00%, 02/01/2045 92 94
5.00%, 06/01/2045 279 286
5.00%, 08/01/2048 19 19
5.00%, 12/01/2052
(k)
12,500 12,437
5.50%, 12/01/2027 10 11
5.50%, 03/01/2038 60 63
5.50%, 05/01/2038 71 74
5.50%, 06/01/2038 96 102
5.50%, 09/01/2038 156 164
5.50%, 11/01/2038 76 80
5.50%, 04/01/2039 79 83
5.50%, 04/01/2040 62 65
5.50%, 12/01/2052
(k)
6,000 6,068
6.00%, 04/01/2026 7 7
6.00%, 10/01/2036 57 60
6.00%, 12/01/2052
(k)
3,400 3,476
$ 510,528

Schedule of Investments
Bond Market Index Fund
November 30, 2022 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) - 6.15%
2.00%, 08/20/2050 $ 2,427 $ 2,078
2.00%, 01/20/2051 2,619 2,241
2.00%, 02/20/2051 8,606 7,366
2.00%, 05/20/2051 6,810 5,824
2.00%, 07/20/2051 13,033 11,135
2.00%, 12/20/2051 1,314 1,121
2.00%, 12/01/2052
(k)
5,500 4,680
2.50%, 06/20/2027 51 48
2.50%, 12/20/2030 51 47
2.50%, 03/20/2031 89 82
2.50%, 07/20/2043 81 73
2.50%, 12/20/2046 192 172
2.50%, 01/20/2047 61 55
2.50%, 06/20/2050 4,459 3,951
2.50%, 05/20/2051 14,382 12,690
2.50%, 07/20/2051 11,429 10,074
2.50%, 09/20/2051 9,721 8,564
3.00%, 02/15/2027 29 28
3.00%, 08/20/2029 36 35
3.00%, 09/20/2029 43 42
3.00%, 07/20/2030 36 34
3.00%, 01/20/2031 40 38
3.00%, 07/20/2032 45 43
3.00%, 09/20/2042 41 38
3.00%, 11/20/2042 308 285
3.00%, 12/20/2042 227 211
3.00%, 01/20/2043 219 203
3.00%, 03/20/2043 277 257
3.00%, 03/20/2043 56 53
3.00%, 03/20/2043 271 249
3.00%, 04/20/2043 345 320
3.00%, 06/20/2043 305 283
3.00%, 08/20/2043 333 308
3.00%, 05/20/2044 152 141
3.00%, 12/15/2044 36 33
3.00%, 12/20/2044 287 266
3.00%, 01/15/2045 33 30
3.00%, 01/15/2045 24 22
3.00%, 02/20/2045 30 27
3.00%, 05/20/2045 191 177
3.00%, 06/20/2045 77 72
3.00%, 07/20/2045 566 524
3.00%, 08/20/2045 281 259
3.00%, 09/20/2045 117 108
3.00%, 10/20/2045 241 223
3.00%, 12/20/2045 132 122
3.00%, 01/20/2046 59 54
3.00%, 03/20/2046 238 219
3.00%, 04/20/2046 516 476
3.00%, 05/20/2046 385 354
3.00%, 06/20/2046 373 342
3.00%, 07/20/2046 845 777
3.00%, 08/20/2046 350 321
3.00%, 09/20/2046 264 242
3.00%, 10/20/2046 200 183
3.00%, 11/20/2046 455 413
3.00%, 12/15/2046 66 60
3.00%, 09/20/2051 12,082 10,990
3.00%, 12/20/2051 10,132 9,187
3.50%, 05/20/2042 82 78
3.50%, 06/20/2042 84 80
3.50%, 07/20/2042 329 314
3.50%, 09/20/2042 254 242
3.50%, 10/20/2042 182 173
3.50%, 11/20/2042 161 153
3.50%, 12/20/2042 168 160
3.50%, 01/20/2043 276 263
3.50%, 02/20/2043 435 414
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
3.50%, 03/20/2043 $ 295 $ 281
3.50%, 04/15/2043 104 99
3.50%, 04/20/2043 197 185
3.50%, 05/20/2043 130 124
3.50%, 07/20/2043 167 159
3.50%, 08/20/2043 404 385
3.50%, 09/20/2043 289 275
3.50%, 10/20/2043 136 130
3.50%, 09/20/2044 111 104
3.50%, 10/20/2044 127 120
3.50%, 11/20/2044 121 114
3.50%, 12/20/2044 125 118
3.50%, 01/20/2045 122 115
3.50%, 02/20/2045 165 156
3.50%, 03/15/2045 26 24
3.50%, 03/20/2045 204 193
3.50%, 04/15/2045 9 9
3.50%, 04/20/2045 199 188
3.50%, 04/20/2045 121 115
3.50%, 05/20/2045 200 190
3.50%, 06/20/2045 31 29
3.50%, 07/20/2045 170 161
3.50%, 08/20/2045 187 177
3.50%, 09/20/2045 177 167
3.50%, 10/20/2045 161 152
3.50%, 11/20/2045 284 268
3.50%, 12/20/2045 208 196
3.50%, 02/20/2046 170 161
3.50%, 08/15/2046 38 35
3.50%, 09/15/2046 70 65
3.50%, 01/15/2048 44 41
3.50%, 09/15/2048 91 85
3.50%, 12/01/2052
(k)
15,100 14,017
4.00%, 11/20/2043 234 227
4.00%, 02/20/2044 95 92
4.00%, 05/15/2044 73 70
4.00%, 05/20/2044 54 52
4.00%, 07/20/2044 16 15
4.00%, 08/20/2044 121 117
4.00%, 09/20/2044 106 103
4.00%, 10/20/2044 393 381
4.00%, 11/15/2044 44 42
4.00%, 11/20/2044 76 74
4.00%, 12/20/2044 143 138
4.00%, 01/20/2045 62 60
4.00%, 03/20/2045 95 93
4.00%, 08/20/2045 105 102
4.00%, 09/15/2045 21 20
4.00%, 09/20/2045 122 118
4.00%, 10/20/2045 155 150
4.00%, 11/20/2045 213 207
4.00%, 12/15/2045 41 40
4.00%, 01/20/2046 250 243
4.00%, 02/20/2046 40 38
4.00%, 04/20/2046 149 144
4.00%, 10/20/2046 42 41
4.00%, 11/20/2046 193 187
4.00%, 01/20/2047 11 11
4.00%, 02/20/2047 176 170
4.00%, 03/20/2047 122 118
4.00%, 05/20/2047 41 39
4.00%, 11/20/2047 268 260
4.00%, 12/01/2052
(k)
12,500 11,931
4.50%, 03/15/2039 89 90
4.50%, 03/15/2040 95 96
4.50%, 07/15/2040 115 115
4.50%, 02/20/2041 21 21
4.50%, 03/20/2041 16 15

Schedule of Investments
Bond Market Index Fund
November 30, 2022 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
4.50%, 05/15/2045 $ 26 $ 25
4.50%, 12/20/2046 146 148
4.50%, 10/15/2047 64 63
4.50%, 12/01/2052
(k)
9,500 9,304
5.00%, 05/15/2033 90 93
5.00%, 07/20/2038 72 74
5.00%, 10/15/2038 112 115
5.00%, 04/20/2039 51 52
5.00%, 10/15/2041 109 111
5.00%, 01/20/2045 77 79
5.00%, 02/20/2046 28 29
5.00%, 12/20/2046 59 60
5.00%, 08/20/2048 20 20
5.00%, 10/20/2048 70 70
5.00%, 12/01/2052
(k)
2,100 2,098
5.50%, 03/15/2038 52 53
5.50%, 02/15/2039 44 45
5.50%, 06/15/2040 127 131
5.50%, 07/20/2044 64 67
5.50%, 09/20/2044 85 89
5.50%, 12/20/2048 11 12
$ 147,123
U.S. Treasury - 41.27%
0.13%, 12/15/2023 5,090 4,853
0.13%, 01/15/2024 5,105 4,854
0.13%, 02/15/2024 3,390 3,211
0.25%, 03/15/2024 2,255 2,132
0.25%, 05/15/2024 13,315 12,505
0.25%, 06/15/2024 14,485 13,562
0.25%, 05/31/2025 1,430 1,298
0.25%, 06/30/2025 2,945 2,670
0.25%, 07/31/2025 5,885 5,314
0.25%, 08/31/2025 1,680 1,512
0.25%, 09/30/2025 1,600 1,440
0.25%, 10/31/2025 5,070 4,544
0.38%, 04/15/2024 4,865 4,592
0.38%, 07/15/2024 3,340 3,126
0.38%, 08/15/2024 3,115 2,906
0.38%, 09/15/2024 5,925 5,515
0.38%, 04/30/2025 3,195 2,917
0.38%, 11/30/2025 1,780 1,596
0.38%, 12/31/2025 3,835 3,433
0.38%, 01/31/2026 8,890 7,927
0.38%, 07/31/2027 3,605 3,075
0.38%, 09/30/2027 5,090 4,318
0.50%, 03/31/2025 950 873
0.50%, 02/28/2026 13,455 12,013
0.50%, 04/30/2027 3,750 3,242
0.50%, 05/31/2027 4,955 4,269
0.50%, 06/30/2027 3,790 3,258
0.50%, 08/31/2027 1,520 1,300
0.50%, 10/31/2027 5,120 4,359
0.63%, 10/15/2024 4,910 4,580
0.63%, 07/31/2026 4,240 3,756
0.63%, 03/31/2027 885 771
0.63%, 11/30/2027 7,625 6,518
0.63%, 12/31/2027 7,180 6,123
0.63%, 05/15/2030 9,840 7,909
0.63%, 08/15/2030 11,325 9,047
0.75%, 12/31/2023 970 930
0.75%, 11/15/2024 1,345 1,254
0.75%, 03/31/2026 2,790 2,509
0.75%, 04/30/2026 4,560 4,087
0.75%, 05/31/2026 9,830 8,787
0.75%, 08/31/2026 2,570 2,282
0.75%, 01/31/2028 10,210 8,744
0.88%, 01/31/2024 7,255 6,946
0.88%, 06/30/2026 3,925 3,519
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
0.88%, 09/30/2026 $ 4,565 $ 4,067
0.88%, 11/15/2030 14,350 11,660
1.00%, 12/15/2024 4,185 3,915
1.00%, 07/31/2028 10,915 9,359
1.13%, 01/15/2025 4,980 4,659
1.13%, 02/28/2025 1,160 1,083
1.13%, 10/31/2026 2,675 2,402
1.13%, 02/28/2027 605 540
1.13%, 02/29/2028 5,245 4,577
1.13%, 08/31/2028 7,015 6,049
1.13%, 02/15/2031 10,835 8,975
1.13%, 05/15/2040 4,915 3,145
1.13%, 08/15/2040 8,000 5,081
1.25%, 08/31/2024 3,140 2,970
1.25%, 11/30/2026 3,415 3,078
1.25%, 12/31/2026 9,625 8,658
1.25%, 03/31/2028 5,660 4,962
1.25%, 04/30/2028 3,680 3,220
1.25%, 05/31/2028 8,310 7,260
1.25%, 06/30/2028 9,680 8,437
1.25%, 09/30/2028 7,900 6,850
1.25%, 08/15/2031 14,750 12,142
1.25%, 05/15/2050 8,790 4,903
1.38%, 01/31/2025 6,680 6,282
1.38%, 08/31/2026 4,375 3,980
1.38%, 10/31/2028 7,355 6,411
1.38%, 12/31/2028 7,435 6,475
1.38%, 11/15/2031 11,620 9,611
1.38%, 11/15/2040 6,545 4,340
1.38%, 08/15/2050 6,490 3,743
1.50%, 02/29/2024 2,630 2,531
1.50%, 09/30/2024 1,485 1,409
1.50%, 10/31/2024 930 881
1.50%, 11/30/2024 3,420 3,234
1.50%, 02/15/2025 1,830 1,722
1.50%, 08/15/2026 4,500 4,116
1.50%, 01/31/2027 6,230 5,654
1.50%, 11/30/2028 2,650 2,324
1.50%, 02/15/2030 4,640 4,008
1.63%, 02/15/2026 2,808 2,603
1.63%, 05/15/2026 2,161 1,995
1.63%, 09/30/2026 495 454
1.63%, 10/31/2026 3,185 2,917
1.63%, 11/30/2026 2,925 2,676
1.63%, 08/15/2029 4,085 3,587
1.63%, 05/15/2031 10,765 9,202
1.63%, 11/15/2050 6,315 3,901
1.75%, 03/15/2025 4,605 4,356
1.75%, 12/31/2026 2,155 1,980
1.75%, 01/31/2029 6,635 5,892
1.75%, 11/15/2029 2,415 2,140
1.75%, 08/15/2041 8,245 5,752
1.88%, 08/31/2024 2,065 1,974
1.88%, 06/30/2026 3,625 3,372
1.88%, 07/31/2026 1,340 1,244
1.88%, 02/28/2027 4,970 4,577
1.88%, 02/28/2029 5,460 4,886
1.88%, 02/15/2032 9,510 8,189
1.88%, 02/15/2041 5,725 4,137
1.88%, 02/15/2051 9,470 6,244
1.88%, 11/15/2051 7,140 4,695
2.00%, 04/30/2024 2,110 2,035
2.00%, 05/31/2024 5,715 5,502
2.00%, 06/30/2024 1,500 1,442
2.00%, 02/15/2025 4,825 4,593
2.00%, 08/15/2025 3,995 3,777
2.00%, 11/15/2026 3,845 3,571
2.00%, 11/15/2041 4,485 3,267

Schedule of Investments
Bond Market Index Fund
November 30, 2022 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
2.00%, 02/15/2050 $ 4,900 $ 3,347
2.00%, 08/15/2051 7,230 4,914
2.13%, 02/29/2024 3,230 3,131
2.13%, 03/31/2024 810 784
2.13%, 07/31/2024 1,625 1,562
2.13%, 09/30/2024 600 576
2.13%, 11/30/2024 2,465 2,361
2.13%, 05/15/2025 3,870 3,682
2.13%, 05/31/2026 4,130 3,876
2.25%, 12/31/2023 1,740 1,694
2.25%, 01/31/2024 1,430 1,392
2.25%, 03/31/2024 1,510 1,464
2.25%, 04/30/2024 3,710 3,590
2.25%, 10/31/2024 1,950 1,874
2.25%, 11/15/2024 7,200 6,915
2.25%, 12/31/2024 4,000 3,835
2.25%, 11/15/2025 3,405 3,232
2.25%, 03/31/2026 1,425 1,347
2.25%, 02/15/2027 2,670 2,498
2.25%, 08/15/2027 4,875 4,540
2.25%, 11/15/2027 6,555 6,084
2.25%, 05/15/2041 6,930 5,325
2.25%, 08/15/2046 2,700 1,961
2.25%, 08/15/2049 6,950 5,049
2.25%, 02/15/2052 6,160 4,448
2.38%, 02/29/2024 10,675 10,385
2.38%, 08/15/2024 7,555 7,289
2.38%, 04/30/2026 2,895 2,744
2.38%, 05/15/2027 1,810 1,698
2.38%, 03/31/2029 2,240 2,061
2.38%, 05/15/2029 6,050 5,566
2.38%, 02/15/2042 6,020 4,683
2.38%, 11/15/2049 3,305 2,470
2.38%, 05/15/2051 5,060 3,763
2.50%, 01/31/2024 3,600 3,512
2.50%, 04/30/2024 8,455 8,211
2.50%, 05/15/2024 1,825 1,771
2.50%, 05/31/2024 13,205 12,807
2.50%, 01/31/2025 6,200 5,969
2.50%, 02/28/2026 945 901
2.50%, 03/31/2027 1,825 1,723
2.50%, 02/15/2045 3,700 2,853
2.50%, 02/15/2046 1,520 1,165
2.50%, 05/15/2046 4,140 3,167
2.63%, 12/31/2023 3,435 3,360
2.63%, 04/15/2025 4,745 4,572
2.63%, 12/31/2025 2,160 2,071
2.63%, 01/31/2026 1,780 1,705
2.63%, 05/31/2027 4,250 4,034
2.63%, 02/15/2029 7,695 7,194
2.63%, 07/31/2029 4,540 4,236
2.75%, 02/15/2024 4,600 4,498
2.75%, 02/28/2025 7,295 7,059
2.75%, 05/15/2025 4,995 4,826
2.75%, 06/30/2025 3,290 3,180
2.75%, 08/31/2025 13,465 12,984
2.75%, 04/30/2027 2,180 2,080
2.75%, 07/31/2027 8,070 7,689
2.75%, 02/15/2028 4,470 4,239
2.75%, 05/31/2029 2,500 2,351
2.75%, 08/15/2032 6,815 6,312
2.75%, 08/15/2042 739 609
2.75%, 11/15/2042 835 686
2.75%, 08/15/2047 4,745 3,807
2.75%, 11/15/2047 1,605 1,288
2.88%, 04/30/2025 3,325 3,222
2.88%, 05/31/2025 1,325 1,283
2.88%, 06/15/2025 10,905 10,568
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
2.88%, 11/30/2025 $ 1,470 $ 1,420
2.88%, 05/15/2028 3,870 3,686
2.88%, 08/15/2028 3,215 3,058
2.88%, 04/30/2029 2,620 2,483
2.88%, 05/15/2032 13,655 12,799
2.88%, 05/15/2043 3,125 2,613
2.88%, 08/15/2045 3,235 2,663
2.88%, 11/15/2046 600 493
2.88%, 05/15/2049 4,490 3,721
2.88%, 05/15/2052 9,485 7,884
3.00%, 06/30/2024 1,000 976
3.00%, 07/31/2024 9,350 9,129
3.00%, 07/15/2025 650 631
3.00%, 09/30/2025 540 524
3.00%, 10/31/2025 9,965 9,666
3.00%, 05/15/2042 1,705 1,471
3.00%, 11/15/2044 2,290 1,935
3.00%, 05/15/2045 825 695
3.00%, 11/15/2045 1,095 922
3.00%, 02/15/2047 2,980 2,503
3.00%, 05/15/2047 1,190 1,000
3.00%, 02/15/2048 3,500 2,949
3.00%, 08/15/2048 4,395 3,713
3.00%, 02/15/2049 5,175 4,390
3.00%, 08/15/2052 3,975 3,404
3.13%, 08/15/2025 7,555 7,359
3.13%, 08/31/2027 9,390 9,103
3.13%, 11/15/2028 6,035 5,810
3.13%, 08/31/2029 3,010 2,895
3.13%, 11/15/2041 435 385
3.13%, 02/15/2042 1,140 1,007
3.13%, 02/15/2043 815 712
3.13%, 08/15/2044 2,320 2,005
3.13%, 05/15/2048 5,475 4,729
3.25%, 08/31/2024 1,385 1,357
3.25%, 06/30/2027 1,635 1,592
3.25%, 06/30/2029 4,380 4,243
3.25%, 05/15/2042 9,100 8,174
3.38%, 08/15/2042 3,025 2,767
3.38%, 05/15/2044 3,610 3,257
3.38%, 11/15/2048 3,420 3,103
3.50%, 09/15/2025 6,800 6,691
3.50%, 02/15/2039 375 361
3.63%, 08/15/2043 2,310 2,177
3.63%, 02/15/2044 1,245 1,171
3.75%, 08/15/2041 2,175 2,116
3.75%, 11/15/2043 3,045 2,922
3.88%, 09/30/2029 6,260 6,303
3.88%, 08/15/2040 1,350 1,346
4.25%, 09/30/2024 3,370 3,360
4.25%, 10/15/2025 6,070 6,092
4.25%, 05/15/2039 375 395
4.25%, 11/15/2040 1,188 1,243
4.38%, 10/31/2024 10,235 10,233
4.38%, 02/15/2038 495 531
4.38%, 11/15/2039 700 747
4.38%, 05/15/2040 695 740
4.38%, 05/15/2041 1,090 1,157
4.50%, 02/15/2036 440 480
4.50%, 05/15/2038 6,485 7,054
4.50%, 08/15/2039 730 792
4.63%, 02/15/2040 1,345 1,480
4.75%, 02/15/2037 285 319
4.75%, 02/15/2041 674 751
5.00%, 05/15/2037 385 440
5.25%, 11/15/2028 409 438
5.25%, 02/15/2029 795 855
5.38%, 02/15/2031 1,100 1,228

Schedule of Investments
Bond Market Index Fund
November 30, 2022 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
5.50%, 08/15/2028 $ 1,115 $ 1,206
6.13%, 11/15/2027 700 770
6.25%, 05/15/2030 1,050 1,219
6.38%, 08/15/2027 1,540 1,701
6.50%, 11/15/2026 1,000 1,092
6.63%, 02/15/2027 450 496
$ 987,253
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 1,657,980
Total Investments $ 2,542,587
Other Assets and Liabilities -  (6.30)% (150,651)
TOTAL NET ASSETS - 100.00% $ 2,391,936
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $9,919 or
0.41% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $9,647 or 0.40% of net assets.
(f) Security purchased on a when-issued basis.
(g) Non-income producing security
(h) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(i) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $10,152 or 0.42% of net assets.
(j) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(k) Security was purchased in a "to-be-announced" ("TBA") transaction.
Portfolio Summary  (unaudited)
Sector Percent
Government 45.14%
Mortgage Securities 28.25%
Financial 8.78%
Money Market Funds 7.14%
Consumer, Non-cyclical 4.27%
Communications 2.24%
Utilities 1.97%
Technology 1.92%
Industrial 1.85%
Energy 1.73%
Consumer, Cyclical 1.41%
Investment Companies 0.90%
Basic Materials 0.56%
Revenue Bonds 0.06%
General Obligation Unlimited 0.06%
Insured 0.02%
Other Assets and Liabilities
(6.30)%
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2022 Purchases Sales November 30, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 3.57% $ 307,016 $ 683,269 $ 823,115 $ 167,170
$ 307,016 $ 683,269 $ 823,115 $ 167,170
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 3.57% $ 1,879 $ — $ — $ —
$ 1,879 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Capital Securities Fund
November 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .27 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .14%
Invesco Preferred ETF 121,647 $ 1,439
Money Market Funds - 1 .13%
BlackRock Liquidity FedFund - Institutional
Class 3.55%
(a),(b)
4,149,980 4,150
Principal Government Money Market Fund -
Institutional Class 3.57%
(a),(b),(c)
7,711,021 7,711
$ 11,861
TOTAL INVESTMENT COMPANIES $ 13,300
PREFERRED STOCKS - 1 .26 % Shares Held Value (000's)
Banks - 0 .73%
Cullen/Frost Bankers Inc 4.45%, 12/15/2025
(d)
59,183 $ 1,185
Fifth Third Bancorp 6.63%, 12/31/2023
(d)
13,799 354
3 Month USD LIBOR + 3.71%
First Republic Bank/CA 5.13%, 01/03/2023
(d)
25,021 539
Fulton Financial Corp 5.13%, 01/15/2026
(d)
115,292 2,380
Morgan Stanley 6.50%, 10/15/2027
(d)
92,607 2,337
US Bancorp 3.75%, 01/15/2026
(d)
584 10
Valley National Bancorp 6.25%, 06/30/2025
(d)
20,342 494
3 Month USD LIBOR + 3.85%
Webster Financial Corp 5.25%, 01/03/2023
(d)
15,345 310
$ 7,609
Diversified Financial Services - 0 .03%
Affiliated Managers Group Inc 4.20%,
09/30/2061
18,947 319
Insurance - 0 .08%
Assurant Inc 5.25%, 01/15/2061 38,498 826
Voya Financial Inc 5.35%, 09/15/2029
(d)
2,964 65
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.21%
$ 891
Pipelines - 0 .23%
Enbridge Inc 6.38%, 04/15/2078 101,227 2,464
3 Month USD LIBOR + 3.59%
Sovereign - 0 .19%
CoBank ACB 6.20%, 01/01/2025
(d)
10,000 980
3 Month USD LIBOR + 3.74%
Farm Credit Bank of Texas 6.75%, 09/15/2023
(d),(e)
10,000 992
3 Month USD LIBOR + 4.01%
$ 1,972
TOTAL PREFERRED STOCKS $ 13,255
BONDS - 96 .56%
Principal
Amount (000's) Value (000's)
Banks - 56 .11%
Australia & New Zealand Banking Group Ltd/
United Kingdom
6.75%, 06/15/2026
(d),(e),(f),(g)
$ 1,900 $ 1,882
USD Swap Rate NY 5 Year + 5.17%
Banco Bilbao Vizcaya Argentaria SA
6.13%, 11/16/2027
(d),(f),(g)
600 496
USD Swap Semi-Annual 5 Year + 3.87%
6.50%, 03/05/2025
(d),(f),(g)
9,400 8,891
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.19%
Banco Santander SA
4.75%, 11/12/2026
(d),(f),(g)
10,000 7,755
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.75%
Bank of America Corp
4.38%, 01/27/2027
(d),(f)
2,000 1,710
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.76%
6.13%, 04/27/2027
(d),(f)
8,800 8,514
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.23%
6.30%, 03/10/2026
(d),(f)
2,000 1,982
3 Month USD LIBOR + 4.55%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of America Corp   (continued)
6.50%, 10/23/2024
(d),(f)
$ 2,767 $ 2,729
3 Month USD LIBOR + 4.17%
Bank of New York Mellon Corp/The
3.70%, 03/20/2026
(d),(f)
25,000 22,290
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.35%
3.75%, 12/20/2026
(d),(f)
19,600 15,594
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.63%
4.63%, 09/20/2026
(d),(f)
7,373 6,372
3 Month USD LIBOR + 3.13%
Bank of Nova Scotia/The
3.63%, 10/27/2081
(f)
7,600 5,485
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.61%
4.90%, 06/04/2025
(d),(f)
24,000 22,860
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.55%
8.63%, 10/27/2082
(f)
2,300 2,366
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.39%
Barclays Bank PLC
6.28%, 12/15/2034
(d),(f)
5,450 5,112
3 Month USD LIBOR + 1.55%
Barclays PLC
4.38%, 03/15/2028
(d),(f),(g)
8,000 5,879
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.41%
7.75%, 09/15/2023
(d),(f),(g)
10,120 9,715
USD Swap Semi-Annual 5 Year + 4.84%
8.00%, 06/15/2024
(d),(f),(g)
8,000 7,700
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.67%
8.00%, 03/15/2029
(d),(f),(g)
1,200 1,131
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.43%
BNP Paribas SA
4.50%, 02/25/2030
(d),(e),(f),(g)
3,500 2,582
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.94%
6.63%, 03/25/2024
(d),(f),(g)
800 768
USD Swap Rate NY 5 Year + 4.15%
7.38%, 08/19/2025
(d),(e),(f),(g)
6,103 6,057
USD Swap Semi-Annual 5 Year + 5.15%
Citigroup Inc
3.88%, 02/18/2026
(d),(f)
14,500 12,098
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.42%
4.00%, 12/10/2025
(d),(f)
8,000 6,932
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.60%
6.25%, 08/15/2026
(d),(f)
1,239 1,199
3 Month USD LIBOR + 4.52%
Citizens Financial Group Inc
4.00%, 10/06/2026
(d),(f)
3,900 3,145
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%
5.65%, 10/06/2025
(d),(f)
6,500 6,256
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
6.38%, 04/06/2024
(d),(f)
3,500 3,229
3 Month USD LIBOR + 3.16%
Comerica Inc
5.63%, 07/01/2025
(d),(f),(h)
13,000 12,618
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.29%

Schedule of Investments
Capital Securities Fund
November 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Corestates Capital III
5.18%, 02/15/2027
(e)
$ 22,771 $ 21,187
3 Month USD LIBOR + 0.57%
Credit Agricole SA
7.88%, 01/23/2024
(d),(e),(f),(g)
1,383 1,373
USD Swap Semi-Annual 5 Year + 4.90%
7.88%, 01/23/2024
(d),(f),(g)
2,300 2,283
USD Swap Semi-Annual 5 Year + 4.90%
8.13%, 12/23/2025
(d),(e),(f),(g)
7,232 7,347
USD Swap Semi-Annual 5 Year + 6.19%
Credit Suisse AG
6.50%, 08/08/2023
(g)
600 561
Credit Suisse Group AG
4.50%, 09/03/2030
(d),(e),(f),(g)
2,500 1,219
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.55%
5.25%, 02/11/2027
(d),(e),(f),(g)
500 293
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.89%
5.25%, 02/11/2027
(d),(f),(g)
5,000 2,926
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.89%
6.25%, 12/18/2024
(d),(e),(f),(g)
1,790 1,360
USD Swap Semi-Annual 5 Year + 3.46%
7.50%, 12/11/2023
(d),(e),(f),(g)
6,250 5,156
USD Swap Semi-Annual 5 Year + 4.60%
9.75%, 06/23/2027
(d),(e),(f),(g)
15,800 13,471
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 6.38%
Danske Bank A/S
6.13%, 03/28/2024
(d),(f),(g)
6,600 6,328
USD Swap Semi-Annual 7 Year + 3.90%
7.00%, 06/26/2025
(d),(f),(g)
2,000 1,915
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.13%
Fifth Third Bancorp
4.50%, 09/30/2025
(d),(f)
2,200 2,060
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.22%
Goldman Sachs Group Inc/The
3.65%, 08/10/2026
(d),(f)
3,100 2,411
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.92%
3.80%, 05/10/2026
(d),(f)
3,000 2,373
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.97%
4.13%, 11/10/2026
(d),(f)
4,000 3,260
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.95%
4.95%, 02/10/2025
(d),(f)
1,000 905
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%
5.50%, 08/10/2024
(d),(f)
3,500 3,373
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.62%
HSBC Capital Funding Dollar 1 LP
10.18%, 06/30/2030
(d),(e),(f)
1,700 2,049
3 Month USD LIBOR + 4.98%
10.18%, 06/30/2030
(d),(f)
7,300 8,797
3 Month USD LIBOR + 4.98%
HSBC Holdings PLC
6.00%, 05/22/2027
(d),(f),(g)
3,000 2,656
USD Swap Rate NY 5 Year + 3.75%
6.38%, 09/17/2024
(d),(f),(g)
1,300 1,208
USD Swap Rate NY 5 Year + 3.71%
6.50%, 03/23/2028
(d),(f),(g)
500 443
USD Swap Rate NY 5 Year + 3.61%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Huntington Bancshares Inc/OH
4.45%, 10/15/2027
(d),(f)
$ 19,200 $ 16,993
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.05%
5.63%, 07/15/2030
(d),(f)
8,750 7,914
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.95%
Huntington Capital II
3.92%, 06/15/2028 2,400 2,208
3 Month USD LIBOR + 0.63%
Huntington National Bank/The
5.50%, 05/06/2030
(f)
2,000 1,976
3 Month USD LIBOR + 5.09%
ING Groep NV
5.75%, 11/16/2026
(d),(f),(g)
7,000 6,157
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.34%
6.50%, 04/16/2025
(d),(f),(g)
500 470
USD Swap Semi-Annual 5 Year + 4.45%
6.75%, 04/16/2024
(d),(f),(g)
10,000 9,650
USD Swap Rate NY 5 Year + 4.20%
JPMorgan Chase & Co
3.65%, 06/01/2026
(d),(f)
19,000 15,960
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.85%
KeyCorp
5.00%, 09/15/2026
(d),(f)
3,775 3,302
3 Month USD LIBOR + 3.61%
KeyCorp Capital I
4.48%, 07/01/2028 1,500 1,353
3 Month USD LIBOR + 0.74%
KeyCorp Capital III
7.75%, 07/15/2029 1,500 1,632
Lloyds Banking Group PLC
7.50%, 06/27/2024
(d),(f),(g)
4,300 4,204
USD Swap Semi-Annual 5 Year + 4.76%
7.50%, 09/27/2025
(d),(f),(g)
9,050 8,692
USD Swap Semi-Annual 5 Year + 4.50%
7.95%, 11/15/2033
(f)
1,800 1,895
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.75%
M&T Bank Corp
3.50%, 09/01/2026
(d),(f)
8,000 6,123
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
5.13%, 11/01/2026
(d),(f)
4,000 3,485
3 Month USD LIBOR + 3.52%
6.45%, 02/15/2024
(d),(f)
1,300 1,277
3 Month USD LIBOR + 3.61%
NatWest Group PLC
4.60%, 06/28/2031
(d),(f),(g)
10,000 7,011
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.10%
6.00%, 12/29/2025
(d),(f),(g),(h)
8,000 7,320
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.63%
8.00%, 08/10/2025
(d),(f),(g)
1,000 973
USD Swap Semi-Annual 5 Year + 5.72%
Nordea Bank Abp
6.13%, 09/23/2024
(d),(e),(f),(g),(h)
4,300 4,202
USD Swap Semi-Annual 5 Year + 3.39%
6.63%, 03/26/2026
(d),(e),(f),(g)
15,600 15,334
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.11%
PNC Capital Trust C
3.65%, 06/01/2028 3,000 2,686
3 Month USD LIBOR + 0.57%

Schedule of Investments
Capital Securities Fund
November 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
PNC Financial Services Group Inc/The
3.40%, 09/15/2026
(d),(f)
$ 2,300 $ 1,770
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.60%
6.00%, 05/15/2027
(d),(f)
13,600 12,784
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
Regions Financial Corp
5.75%, 06/15/2025
(d),(f),(h)
1,000 969
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.43%
Skandinaviska Enskilda Banken AB
5.13%, 05/13/2025
(d),(f),(g)
5,000 4,675
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.46%
Societe Generale SA
7.38%, 10/04/2023
(d),(e),(f),(g)
5,500 5,279
USD Swap Semi-Annual 5 Year + 4.30%
7.38%, 10/04/2023
(d),(f),(g),(h)
3,000 2,880
USD Swap Semi-Annual 5 Year + 4.30%
8.00%, 09/29/2025
(d),(e),(f),(g),(h)
3,500 3,506
USD Swap Rate NY 5 Year + 5.87%
Standard Chartered PLC
6.00%, 07/26/2025
(d),(f),(g)
1,000 963
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.66%
7.01%, 07/30/2037
(d),(e),(f)
7,800 7,091
3 Month USD LIBOR + 1.46%
7.01%, 07/30/2037
(d),(f)
3,600 3,273
3 Month USD LIBOR + 1.46%
7.75%, 04/02/2023
(d),(e),(f),(g)
1,000 993
USD Swap Semi-Annual 5 Year + 5.72%
SVB Financial Group
4.00%, 05/15/2026
(d),(f)
13,000 8,507
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.20%
4.25%, 11/15/2026
(d),(f)
5,800 3,817
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.07%
Swedbank AB
5.63%, 09/17/2024
(d),(f),(g)
1,800 1,733
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.13%
Toronto-Dominion Bank/The
8.13%, 10/31/2082
(f)
4,200 4,305
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.08%
Truist Financial Corp
3.94%, 03/15/2028 2,000 1,800
3 Month USD LIBOR + 0.65%
4.80%, 09/01/2024
(d),(f)
21,120 19,171
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
4.95%, 09/01/2025
(d),(f)
11,300 10,905
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.61%
5.32%, 05/15/2027 4,500 4,137
3 Month USD LIBOR + 0.67%
UBS Group AG
3.88%, 06/02/2026
(d),(e),(f),(g)
10,000 8,110
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.10%
4.88%, 02/12/2027
(d),(e),(f),(g)
12,000 10,083
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.40%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
UBS Group AG   (continued)
6.88%, 08/07/2025
(d),(f),(g)
$ 9,200 $ 9,010
USD Swap Semi-Annual (VS 6 Month) 5
Year + 4.59%
7.00%, 01/31/2024
(d),(e),(f),(g)
1,400 1,379
USD Swap Semi-Annual 5 Year + 4.34%
7.00%, 01/31/2024
(d),(f),(g)
5,000 4,925
USD Swap Semi-Annual (VS 6 Month) 5
Year + 4.34%
UniCredit SpA
8.00%, 06/03/2024
(d),(f),(g)
3,500 3,408
USD Swap Semi-Annual 5 Year + 5.18%
US Bancorp
3.70%, 01/15/2027
(d),(f)
32,500 25,926
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.54%
Wells Fargo & Co
3.90%, 03/15/2026
(d),(f)
8,800 7,667
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.45%
$ 588,184
Diversified Financial Services - 6 .53%
Ally Financial Inc
4.70%, 05/15/2026
(d),(f)
10,500 7,606
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.87%
4.70%, 05/15/2028
(d),(f)
1,200 799
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 3.48%
American Express Co
3.55%, 09/15/2026
(d),(f)
24,000 19,080
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.85%
Capital One Financial Corp
3.95%, 09/01/2026
(d),(f)
10,200 7,854
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.16%
Charles Schwab Corp/The
4.00%, 06/01/2026
(d),(f)
17,000 14,450
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.17%
5.38%, 06/01/2025
(d),(f)
9,044 8,889
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
Depository Trust & Clearing Corp/The
3.38%, 06/20/2026
(d),(e),(f)
2,500 1,910
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.61%
Discover Financial Services
6.13%, 06/23/2025
(d),(f)
8,100 7,910
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.78%
$ 68,498
Electric - 9 .75%
Algonquin Power & Utilities Corp
4.75%, 01/18/2082
(f)
2,500 2,050
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.25%
American Electric Power Co Inc
3.88%, 02/15/2062
(f)
15,000 11,614
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%

Schedule of Investments
Capital Securities Fund
November 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Dominion Energy Inc
4.35%, 01/15/2027
(d),(f)
$ 9,900 $ 8,291
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.20%
4.65%, 12/15/2024
(d),(f)
24,300 20,839
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.99%
5.75%, 10/01/2054
(f)
6,625 6,172
3 Month USD LIBOR + 3.06%
Duke Energy Corp
3.25%, 01/15/2082
(f)
5,000 3,544
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.32%
4.88%, 09/16/2024
(d),(f)
19,050 17,145
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.39%
Emera Inc
6.75%, 06/15/2076
(f)
12,500 11,828
3 Month USD LIBOR + 5.44%
Enel SpA
8.75%, 09/24/2073
(e),(f)
6,700 6,690
USD Swap Semi-Annual 5 Year + 5.88%
NextEra Energy Capital Holdings Inc
3.80%, 03/15/2082
(f)
7,000 5,488
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.55%
5.81%, 10/01/2066
(h)
3,341 2,738
3 Month USD LIBOR + 2.07%
Southern Co/The
3.75%, 09/15/2051
(f)
5,100 4,091
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.92%
4.00%, 01/15/2051
(f)
2,000 1,763
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.73%
$ 102,253
Food - 0 .43%
Dairy Farmers of America Inc
7.13%, 12/01/2026
(d),(e)
5,000 4,487
Gas - 0 .86%
NiSource Inc
5.65%, 06/15/2023
(d),(f)
9,695 9,016
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.84%
Hand & Machine Tools - 0 .17%
Stanley Black & Decker Inc
4.00%, 03/15/2060
(f)
2,100 1,795
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.66%
Insurance - 13 .44%
ACE Capital Trust II
9.70%, 04/01/2030 2,570 3,170
Allianz SE
3.20%, 10/30/2027
(d),(e),(f),(g)
5,000 3,695
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.17%
Allstate Corp/The
5.75%, 08/15/2053
(f)
7,500 6,911
3 Month USD LIBOR + 2.94%
American International Group Inc
5.75%, 04/01/2048
(f)
7,777 7,303
3 Month USD LIBOR + 2.87%
Aon Corp
8.21%, 01/01/2027 1,000 1,040
Argentum Netherlands BV for Swiss Re Ltd
5.75%, 08/15/2050
(f)
1,500 1,410
3 Month USD LIBOR + 3.59%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Argentum Netherlands BV for Zurich Insurance
Co Ltd
5.13%, 06/01/2048
(f)
$ 2,000 $ 1,784
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.27%
Cloverie PLC for Zurich Insurance Co Ltd
5.63%, 06/24/2046
(f)
4,900 4,710
3 Month USD LIBOR + 4.92%
Equitable Holdings Inc
4.95%, 09/15/2025
(d),(f),(h)
1,400 1,323
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.74%
Everest Reinsurance Holdings Inc
6.99%, 05/01/2067 1,100 933
3 Month USD LIBOR + 2.39%
Liberty Mutual Group Inc
4.13%, 12/15/2051
(e),(f)
6,500 5,129
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.32%
7.80%, 03/07/2087
(e)
6,100 6,664
3 Month USD LIBOR + 3.58%
Liberty Mutual Insurance Co
7.70%, 10/15/2097
(e)
1,100 1,214
Lincoln National Corp
6.28%, 04/20/2067 1,245 879
3 Month USD LIBOR + 2.04%
MetLife Capital Trust IV
7.88%, 12/15/2067
(e)
1,800 1,935
MetLife Inc
3.85%, 09/15/2025
(d),(f)
7,200 6,539
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.58%
6.40%, 12/15/2066 700 659
3 Month USD LIBOR + 2.21%
9.25%, 04/08/2068
(e)
10,372 12,018
3 Month USD LIBOR + 5.54%
10.75%, 08/01/2069 4,300 5,680
3 Month USD LIBOR + 7.55%
Muenchener Rueckversicherungs-Gesellschaft
AG in Muenchen
5.88%, 05/23/2042
(e),(f)
3,600 3,531
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.98%
Nationwide Financial Services Inc
6.75%, 05/15/2087 500 476
Nippon Life Insurance Co
2.75%, 01/21/2051
(e),(f)
4,600 3,539
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.65%
2.90%, 09/16/2051
(e),(f)
10,500 8,154
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.60%
5.10%, 10/16/2044
(f)
785 762
USD Swap Semi-Annual 5 Year + 3.65%
Prudential Financial Inc
3.70%, 10/01/2050
(f)
9,500 7,647
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.04%
5.63%, 06/15/2043
(f)
2,000 1,983
3 Month USD LIBOR + 3.92%
Sumitomo Life Insurance Co
3.38%, 04/15/2081
(e),(f)
5,000 4,018
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.75%
6.50%, 09/20/2073
(e),(f),(h)
3,000 2,979
3 Month USD LIBOR + 4.44%

Schedule of Investments
Capital Securities Fund
November 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Voya Financial Inc
4.70%, 01/23/2048
(f)
$ 10,300 $ 7,611
3 Month USD LIBOR + 2.08%
6.13%, 09/15/2023
(d),(f)
1,400 1,357
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.36%
Zurich Finance Ireland Designated Activity Co
3.00%, 04/19/2051
(f)
26,800 20,298
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.78%
3.50%, 05/02/2052
(f)
7,200 5,508
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.79%
$ 140,859
Oil & Gas - 0 .86%
BP Capital Markets PLC
4.38%, 06/22/2025
(d),(f)
9,500 9,037
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.04%
Pipelines - 4 .96%
Enbridge Inc
5.75%, 07/15/2080
(f)
5,000 4,446
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
6.00%, 01/15/2077
(f)
1,500 1,372
3 Month USD LIBOR + 3.89%
6.25%, 03/01/2078
(f)
11,000 9,975
3 Month USD LIBOR + 3.64%
7.63%, 01/15/2083
(f)
2,000 1,955
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.42%
Enterprise Products Operating LLC
5.25%, 08/16/2077
(f)
14,881 12,082
3 Month USD LIBOR + 3.03%
5.38%, 02/15/2078
(f)
1,300 984
3 Month USD LIBOR + 2.57%
Transcanada Trust
5.50%, 09/15/2079
(f)
12,500 10,657
Secured Overnight Financing Rate + 4.42%
5.60%, 03/07/2082
(f)
7,300 6,217
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.99%
5.63%, 05/20/2075
(f)
600 561
3 Month USD LIBOR + 3.53%
5.88%, 08/15/2076
(f)
4,000 3,755
3 Month USD LIBOR + 4.64%
$ 52,004
REITs - 0 .68%
Scentre Group Trust 2
4.75%, 09/24/2080
(e),(f)
4,000 3,522
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.38%
5.13%, 09/24/2080
(e),(f)
4,500 3,636
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.69%
$ 7,158
Sovereign - 0 .89%
CoBank ACB
4.25%, 01/01/2027
(d),(f)
2,000 1,700
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.05%
6.25%, 10/01/2026
(d),(f)
1,000 960
3 Month USD LIBOR + 4.66%
6.45%, 10/01/2027
(d),(f)
5,000 4,925
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.49%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Farm Credit Bank of Texas
5.70%, 09/15/2025
(d),(e),(f)
$ 1,900 $ 1,767
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.42%
$ 9,352
Telecommunications - 1 .30%
Vodafone Group PLC
3.25%, 06/04/2081
(f)
8,000 6,638
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.45%
4.13%, 06/04/2081
(f)
9,250 6,961
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.77%
$ 13,599
Transportation - 0 .58%
BNSF Funding Trust I
6.61%, 12/15/2055
(f)
6,500 6,022
3 Month USD LIBOR + 2.35%
TOTAL BONDS $ 1,012,264
Total Investments $ 1,038,819
Other Assets and Liabilities -  0.91% 9,566
TOTAL NET ASSETS - 100.00% $ 1,048,385
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $11,860 or 1.13% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(e) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $195,833 or 18.68% of net assets.
(f) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(g) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $226,047 or 21.56% of net assets.
(h) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $11,451 or 1.09% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Financial 77 .60%
Utilities 10 .61%
Energy 6 .05%
Communications 1 .30%
Money Market Funds 1 .13%
Government 1 .08%
Industrial 0 .75%
Consumer, Non-cyclical 0 .43%
Investment Companies 0 .14%
Other Assets and Liabilities
0 .91%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Capital Securities Fund
November 30, 2022 (unaudited)
See accompanying notes.

Affiliated Securities August 31, 2022 Purchases Sales November 30, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 3.57% $ 6,388 $ 105,476 $ 104,153 $ 7,711
$ 6,388 $ 105,476 $ 104,153 $ 7,711
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 3.57% $ 55 $ — $ — $ —
$ 55 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 5.09% Shares Held Value (000's)
Closed-End Funds - 0.01%
Sprott Physical Uranium Trust
(a)
62,000 $ 698
Exchange-Traded Funds - 2.06%
Invesco Optimum Yield Diversified Commodity
Strategy No K-1 ETF
393,320 6,773
iShares 0-5 Year TIPS Bond ETF 411,850 40,230
iShares Global Infrastructure ETF 305,866 14,654
Schwab US TIPS ETF 212,402 11,279
SPDR S&P Global Natural Resources ETF 99,872 6,050
Vanguard Real Estate ETF 77,458 6,822
$ 85,808
Money Market Funds - 3.02%
BlackRock Liquidity FedFund - Institutional
Class 3.55%
(a),(b),(c)
6,442,488 6,442
BlackRock Liquidity Funds Treasury Trust Fund -
Institutional Class 3.61%
(a),(b)
26,943,293 26,943
Principal Government Money Market Fund -
Institutional Class 3.57%
(b),(c),(d)
92,497,531 92,498
$ 125,883
TOTAL INVESTMENT COMPANIES $ 212,389
COMMON STOCKS - 59.10% Shares Held Value (000's)
Agriculture - 0.99%
Adecoagro SA
(e)
526,248 $ 4,347
Archer-Daniels-Midland Co 145,362 14,173
Bunge Ltd 142,276 14,916
Darling Ingredients Inc
(f)
108,209 7,773
$ 41,209
Automobile Parts & Equipment - 0.05%
Aptiv PLC
(f)
21,238 2,266
Beverages - 0.03%
Vitasoy International Holdings Ltd 604,000 1,102
Biotechnology - 0.31%
Corteva Inc 189,533 12,729
Building Materials - 0.28%
AZEK Co Inc/The
(f)
55,576 1,075
Builders FirstSource Inc
(f)
12,835 820
Dexco SA 198,200 318
Fortune Brands Home & Security Inc 7,802 510
Interfor Corp
(f)
93,286 1,748
Lennox International Inc 7,808 2,033
Louisiana-Pacific Corp 26,751 1,707
Nibe Industrier AB 186,847 1,764
UFP Industries Inc 18,828 1,541
$ 11,516
Chemicals - 0.95%
Albemarle Corp 6,047 1,681
CF Industries Holdings Inc 149,777 16,205
Chr Hansen Holding A/S 33,458 2,065
Ingevity Corp
(f)
9,956 779
Koninklijke DSM NV 22,552 2,925
Lenzing AG 4,760 325
Mosaic Co/The 62,473 3,205
Novozymes A/S 38,734 2,252
Nutrien Ltd 108,108 8,692
OCI NV 37,255 1,577
$ 39,706
Commercial Services - 3.08%
ALEATICA SAB de CV
(f)
10,209,945 18,124
Ashtead Group PLC 34,741 2,121
Atlas Arteria Ltd 7,077,943 34,072
Brambles Ltd 345,153 2,855
CCR SA 7,106,162 16,104
Cengage Learning Holdings II Inc
(f)
2,772 33
Transurban Group 5,623,579 54,980
$ 128,289
Computers - 0.00%
IQOR US Inc
(f)
14,193 99
COMMON STOCKS (continued) Shares Held Value (000’s)
Consumer Products - 0.06%
Kimberly-Clark Corp 14,691 $ 1,992
Ontex Group NV
(f)
55,488 374
$ 2,366
Cosmetics & Personal Care - 0.10%
Essity AB 72,780 1,782
Kao Corp 8,600 344
Procter & Gamble Co/The 3,502 523
Unicharm Corp 37,500 1,395
$ 4,044
Distribution & Wholesale - 0.02%
Veritiv Corp 5,718 769
Electric - 13.82%
Ameren Corp 126,585 11,307
American Electric Power Co Inc 304,635 29,489
Boralex Inc 80,021 2,249
Brookfield Renewable Corp 404,871 13,203
Clearway Energy Inc - Class C 459,181 16,273
CLP Holdings Ltd 1,932,500 14,023
CMS Energy Corp 151,171 9,232
Constellation Energy Corp 106,354 10,223
CPFL Energia SA 2,255,381 14,942
Edison International 162,883 10,858
EDP - Energias de Portugal SA 6,831,001 32,413
EDP Renovaveis SA 78,945 1,836
Enel SpA 2,125,234 11,465
Engie Brasil Energia SA 1,306,721 9,934
Entergy Corp 226,727 26,361
Eversource Energy 186,639 15,465
Hydro One Ltd
(g)
185,334 5,183
Iberdrola SA 4,137,833 46,747
National Grid PLC 4,447,134 54,705
NextEra Energy Inc 441,143 37,365
OGE Energy Corp 548,640 22,198
Ormat Technologies Inc 21,289 1,925
Orsted AS
(g)
107,149 9,382
PPL Corp 684,862 20,217
Public Service Enterprise Group Inc 507,725 30,743
Red Electrica Corp SA 584,435 10,233
Sempra Energy 129,393 21,504
SSE PLC 2,613,086 54,197
Terna - Rete Elettrica Nazionale 2,343,130 17,948
Xcel Energy Inc 210,846 14,806
$ 576,426
Electrical Components & Equipment - 0.28%
Delta Electronics Inc 271,000 2,680
Generac Holdings Inc
(f)
13,399 1,414
Legrand SA 30,204 2,461
Littelfuse Inc 10,891 2,684
Signify NV
(g)
74,072 2,530
$ 11,769
Electronics - 0.26%
Azbil Corp 58,000 1,785
Badger Meter Inc 14,038 1,626
Halma PLC 93,965 2,492
Hubbell Inc 9,150 2,325
Trimble Inc
(f)
44,380 2,652
$ 10,880
Energy - Alternate Sources - 0.90%
Archaea Energy Inc
(f)
244,789 6,350
NextEra Energy Partners LP 304,063 24,474
SolarEdge Technologies Inc
(f)
6,556 1,959
Stem Inc
(f)
46,735 611
Vestas Wind Systems A/S 79,504 2,066
Xinyi Solar Holdings Ltd 1,660,000 1,948
$ 37,408

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Engineering & Construction - 3.92%
Aena SME SA
(f),(g)
366,849 $ 47,336
Auckland International Airport Ltd
(f)
1,330,823 6,782
Cellnex Telecom SA - Rights
(g)
328,231 11,287
China Tower Corp Ltd
(g)
34,602,000 3,742
Enav SpA
(g)
5,935,150 26,256
Ferrovial SA 558,133 15,010
Fluor Corp
(f)
454,559 15,278
Grupo Aeroportuario del Centro Norte SAB de
CV
1,679,978 14,584
Sacyr SA 2,034,808 5,657
Vinci SA 172,973 17,464
$ 163,396
Entertainment - 0.00%
Cineworld Group PLC - Warrants
(f),(h)
29,862 —
Environmental Control - 0.18%
Befesa SA
(g)
34,141 1,459
Energy Recovery Inc
(f)
72,402 1,678
Li-Cycle Holdings Corp
(f)
80,207 511
Pentair PLC 61,999 2,838
TOMRA Systems ASA 60,454 1,160
$ 7,646
Forest Products & Paper - 0.77%
Acadian Timber Corp
(e)
80,298 932
Canfor Corp
(f)
94,533 1,675
Clearwater Paper Corp
(f)
10,488 409
Empresas CMPC SA 368,110 610
Holmen AB 39,957 1,652
International Paper Co 56,025 2,080
Mercer International Inc 21,551 297
Mondi PLC 98,583 1,863
Nine Dragons Paper Holdings Ltd 548,000 438
Oji Holdings Corp 419,600 1,617
Sappi Ltd
(f)
362,362 1,030
Smurfit Kappa Group PLC 51,415 1,868
Stora Enso Oyj 199,456 2,934
Sumitomo Forestry Co Ltd 82,300 1,437
Suzano SA 286,700 2,919
Svenska Cellulosa AB SCA 231,132 3,143
Sylvamo Corp 8,871 480
UPM-Kymmene Oyj 74,228 2,725
West Fraser Timber Co Ltd 44,027 3,444
Western Forest Products Inc 431,709 353
$ 31,906
Gas - 1.93%
Enagas SA 1,150,851 20,787
Italgas SpA 2,052,811 12,081
NiSource Inc 205,303 5,736
Snam SpA 5,810,086 29,659
Southwest Gas Holdings Inc 180,875 12,383
$ 80,646
Healthcare - Products - 0.17%
Carestream Health Inc
(f)
17,410 252
Hengan International Group Co Ltd 88,595 408
PerkinElmer Inc 12,575 1,757
Repligen Corp
(f)
10,241 1,832
Tecan Group AG 6,313 2,660
$ 6,909
Healthcare - Services - 0.00%
Millennium Health LLC
(f),(h),(i)
20,580 3
Millennium Health LLC
(f),(h),(i)
19,318 1
$ 4
Home Builders - 0.15%
DR Horton Inc 18,886 1,624
KB Home 19,340 607
Lennar Corp - A Shares 16,137 1,417
PulteGroup Inc 13,613 610
Sekisui Chemical Co Ltd 119,500 1,690
COMMON STOCKS (continued) Shares Held Value (000’s)
Home Builders (continued)
Toll Brothers Inc 8,219 $ 394
$ 6,342
Insurance - 0.13%
Hannover Rueck SE 16,830 3,195
Lancashire Holdings Ltd 277,165 2,005
$ 5,200
Internet - 0.00%
Catalina Marketing Corp
(f)
3,965 1
Iron & Steel - 0.00%
Novolipetsk Steel PJSC
(f)
1,124,750 —
Severstal PAO 149,085 —
$ —
Leisure Products & Services - 0.06%
Shimano Inc 13,300 2,297
Lodging - 0.07%
Travel + Leisure Co 78,500 3,051
Machinery - Construction & Mining - 0.28%
Caterpillar Inc 17,219 4,071
Terex Corp 105,461 4,842
Vertiv Holdings Co 107,845 1,493
Weir Group PLC/The 50,078 1,089
$ 11,495
Machinery - Diversified - 0.31%
ANDRITZ AG 16,750 917
Duerr AG 16,103 547
Flowserve Corp 123,914 3,886
Husqvarna AB 59,450 467
Spirax-Sarco Engineering PLC 22,208 3,033
Valmet Oyj 37,232 962
Watts Water Technologies Inc 10,612 1,681
Zurn Elkay Water Solutions Corp 60,849 1,473
$ 12,966
Media - 0.00%
Cumulus Media Inc
(f)
6 —
Metal Fabrication & Hardware - 0.09%
Advanced Drainage Systems Inc 22,531 2,191
Valmont Industries Inc 5,051 1,711
$ 3,902
Mining - 2.12%
Alcoa Corp 241,453 12,104
Anglo American PLC 463,097 19,254
Cameco Corp
(e)
478,355 11,662
Energy Fuels Inc/Canada
(e),(f)
454,314 3,153
First Quantum Minerals Ltd 482,039 11,460
Freeport-McMoRan Inc 509,034 20,260
Ivanhoe Mines Ltd
(f)
304,580 2,726
MP Materials Corp
(f)
29,201 971
NexGen Energy Ltd
(f)
1,247,995 5,919
Polyus PJSC
(f)
12,459 —
Sibanye Stillwater Ltd 373,420 1,039
$ 88,548
Miscellaneous Manufacturers - 0.04%
Carlisle Cos Inc 6,731 1,771
Oil & Gas - 3.28%
California Resources Corp 5,818 264
California Resources Corp - Warrants
(f)
439 6
Chesapeake Energy Corp 97,427 10,084
Comstock Resources Inc 178,827 3,282
Devon Energy Corp 123,844 8,486
Diamondback Energy Inc 26,025 3,852
Empresas Copec SA 106,979 748
EOG Resources Inc 121,552 17,252
EQT Corp 207,103 8,783
Equinor ASA 154,194 5,938
Hess Corp 115,693 16,649
Marathon Petroleum Corp 122,596 14,933
Occidental Petroleum Corp 230,272 16,002
Patterson-UTI Energy Inc 425,859 7,644

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
Pioneer Natural Resources Co 22,520 $ 5,315
Quarternorth Energy Holding Inc
(f),(i)
75,260 10,260
Quarternorth Energy Holding Inc - Warrants
(f)
19,603 196
Quarternorth Energy Holding Inc - Warrants
(f)
37,753 283
Range Resources Corp 54,273 1,567
Transocean Ltd
(f)
54,446 231
Valero Energy Corp 37,165 4,966
Vantage Drilling International
(f)
4,456 77
$ 136,818
Oil & Gas Services - 0.95%
Halliburton Co 228,649 8,664
Liberty Energy Inc
(f)
253,063 4,183
NexTier Oilfield Solutions Inc
(f)
438,559 4,469
Schlumberger Ltd 295,377 15,227
Weatherford International PLC
(f)
159,090 6,904
$ 39,447
Packaging & Containers - 0.32%
DS Smith PLC 313,745 1,155
Graphic Packaging Holding Co 92,407 2,123
Huhtamaki Oyj 16,483 602
Klabin SA 358,700 1,358
Packaging Corp of America 17,549 2,385
SIG Group AG
(f)
56,485 1,245
Sonoco Products Co 33,987 2,086
Westrock Co 65,296 2,476
$ 13,430
Pipelines - 6.39%
APA Group 4,088,555 31,194
Cheniere Energy Inc 100,422 17,610
Enbridge Inc 1,271,615 52,514
Gibson Energy Inc 1,396,543 25,342
Kinder Morgan Inc 1,048,428 20,046
Koninklijke Vopak NV 342,678 10,171
Magellan Midstream Partners LP 104,025 5,482
ONEOK Inc 173,861 11,635
Pembina Pipeline Corp 693,997 25,337
TC Energy Corp 1,115,193 49,411
Williams Cos Inc/The 513,249 17,810
$ 266,552
Private Equity - 0.16%
Capitaland Investment Ltd/Singapore 2,474,800 6,721
Real Estate - 1.23%
CK Asset Holdings Ltd 911,900 5,458
Hongkong Land Holdings Ltd 950,000 3,833
Mitsui Fudosan Co Ltd 1,004,200 20,358
Qualitas Ltd 1,648,569 2,780
Sun Hung Kai Properties Ltd 432,200 5,214
Swiss Prime Site AG 64,100 5,348
Vonovia SE 340,168 8,449
$ 51,440
REITs - 11.68%
Agree Realty Corp 62,861 4,397
Alexandria Real Estate Equities Inc 72,488 11,280
Allied Properties Real Estate Investment Trust 175,600 3,428
American Homes 4 Rent 309,280 10,228
American Tower Corp 45,044 9,966
AvalonBay Communities Inc 96,566 16,889
Camden Property Trust 92,649 11,149
CapitaLand Ascendas REIT 2,584,400 5,326
CapitaLand Integrated Commercial Trust 5,337,706 8,187
Centuria Industrial REIT 1,617,926 3,578
Cousins Properties Inc 225,853 5,958
Crown Castle Inc 137,883 19,501
CubeSmart 181,266 7,503
Daiwa Office Investment Corp 516 2,544
Dexus 742,389 4,076
Digital Core REIT Management Pte Ltd 5,379,826 3,300
Equinix Inc 31,852 21,999
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Essex Property Trust Inc 56,213 $ 12,388
Extra Space Storage Inc 106,535 17,119
First Industrial Realty Trust Inc 133,300 6,738
Goodman Group 531,934 7,037
Healthcare Realty Trust Inc 237,000 4,866
Host Hotels & Resorts Inc 423,152 8,015
Industrial & Infrastructure Fund Investment Corp 1,400 1,621
Inmobiliaria Colonial Socimi SA 502,853 3,099
InterRent Real Estate Investment Trust 184,960 1,723
InvenTrust Properties Corp 183,200 4,710
Invitation Homes Inc 513,050 16,741
Japan Metropolitan Fund Invest 12,292 9,861
Kilroy Realty Corp 196,796 8,506
Klepierre SA
(f)
313,824 7,272
Link REIT 1,065,870 7,200
Merlin Properties Socimi SA 667,100 6,189
Minto Apartment Real Estate Investment Trust
(g)
185,442 2,000
Nippon Accommodations Fund Inc 800 3,646
Nippon Prologis REIT Inc
(f)
2,067 5,084
Park Hotels & Resorts Inc 201,983 2,591
PotlatchDeltic Corp 137,558 6,574
Prologis Inc 252,364 29,726
Public Storage 33,400 9,952
Rayonier Inc 231,374 8,301
Regency Centers Corp 126,277 8,389
Rexford Industrial Realty Inc 274,015 15,150
Sabra Health Care REIT Inc 271,200 3,501
Safestore Holdings PLC 625,351 6,904
Segro PLC 686,471 6,643
Simon Property Group Inc 42,400 5,064
Summit Industrial Income REIT 404,547 6,782
Sun Communities Inc 109,203 16,042
UNITE Group PLC/The 763,842 8,554
United Urban Investment Corp 4,254 4,776
Ventas Inc 363,291 16,904
VICI Properties Inc 617,611 21,122
Warehouses De Pauw CVA 200,300 5,352
Welltower Inc 225,144 15,992
Weyerhaeuser Co 170,005 5,561
$ 487,004
Retail - 0.07%
Belk Inc
(f),(h)
139 1
Gymboree Corp/The
(f),(h)
17,842 —
Gymboree Holding Corp
(f),(h)
48,577 —
Home Depot Inc/The 5,082 1,647
Lowe's Cos Inc 5,656 1,202
$ 2,850
Semiconductors - 0.06%
Monolithic Power Systems Inc 6,121 2,338
Software - 0.21%
Altair Engineering Inc
(f)
38,666 1,897
Cadence Design Systems Inc
(f)
13,036 2,243
Nemetschek SE 29,326 1,466
PTC Inc
(f)
24,777 3,152
Skillsoft Corp
(f)
93,356 179
$ 8,937
Telecommunications - 0.08%
NEXTDC Ltd
(f)
442,600 3,037
Windstream
(f),(h)
9,809 127
Windstream - Warrants
(f),(h)
17,064 222
$ 3,386
Transportation - 1.36%
American Commercial Lines Inc
(f)
573 21
American Commercial Lines Inc - Warrants
(f)
603 22
East Japan Railway Co 328,200 18,608
Frontline Ltd/Bermuda 435,675 6,025
Kirby Corp
(f)
51,473 3,592
Scorpio Tankers Inc 89,509 4,567

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation (continued)
West Japan Railway Co 564,894 $ 24,064
$ 56,899
Water - 1.96%
American Water Works Co Inc 14,239 2,161
Cia de Saneamento Basico do Estado de Sao
Paulo ADR
143,278 1,655
Essential Utilities Inc 147,913 7,135
Pennon Group PLC 1,777,655 19,744
Severn Trent PLC 665,806 21,913
United Utilities Group PLC 2,155,826 26,741
Veolia Environnement SA 93,153 2,411
$ 81,760
TOTAL COMMON STOCKS $ 2,464,240
CONVERTIBLE PREFERRED STOCKS
- 0.00% Shares Held Value (000's)
Software - 0.00%
Riverbed Technology Inc 0.38%
(h)
12,193 $ 3
TOTAL CONVERTIBLE PREFERRED STOCKS $ 3
PREFERRED STOCKS - 0.32% Shares Held Value (000's)
Electric - 0.31%
Centrais Eletricas Brasileiras SA 3.23% 1,378,044 $ 12,991
Transportation - 0.01%
American Commercial Lines Inc Preferred A
1.87%
2,133 53
American Commercial Lines Inc Preferred A -
Anti-Dilution Warrants 0.00%, 04/30/2045
(f),(h)
22,430 9
American Commercial Lines Inc Preferred A -
Warrants 0.00%, 04/30/2045
(f)
2,243 56
American Commercial Lines Inc Preferred B
2.50%
2,428 115
American Commercial Lines Inc Preferred B -
Anti-Dilution Warrants 0.00%, 04/30/2045
(f),(h)
17,060 9
American Commercial Lines Inc Preferred B -
Warrants 0.00%, 04/30/2045
(f)
1,706 81
$ 323
TOTAL PREFERRED STOCKS $ 13,314
BONDS - 0.38%
Principal
Amount (000's) Value (000's)
Electric - 0.07%
Pacific Gas and Electric Co
3.15%, 01/01/2026 $ 1,591 $ 1,475
4.50%, 07/01/2040 1,591 1,269
$ 2,744
Media - 0.00%
iHeartCommunications Inc
8.38%, 05/01/2027
(e)
1 1
Mortgage Backed Securities - 0.16%
CSMC 2022-NQM4 Trust
4.82%, 06/25/2067
(g),(j)
722 694
CSMC 2022-NQM5 Trust
5.17%, 05/25/2067
(g),(j)
1,452 1,399
Homeward Opportunities Fund Trust 2022-1
5.08%, 07/25/2067
(g),(j)
711 680
MFA 2022-INV2 Trust
4.95%, 07/25/2057
(g),(j)
855 818
PRKCM 2022-AFC2 Trust
5.33%, 08/25/2057
(g),(j)
228 223
SG Residential Mortgage Trust 2022-2
5.35%, 09/25/2067
(g),(j)
368 360
Spruce Hill Mortgage Loan Trust 2022-SH1
4.10%, 07/25/2057
(g),(j)
522 469
Verus Securitization Trust 2022-7
5.15%, 07/25/2067
(g),(j)
1,063 1,030
Verus Securitization Trust 2022-INV2
6.79%, 10/25/2067
(g),(j)
311 311
Visio 2022-1 Trust
5.76%, 08/25/2057
(g),(j)
774 760
$ 6,744
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities - 0.11%
AMSR 2022-SFR3 Trust
4.00%, 10/17/2039
(g)
$ 1,051 $ 915
New Residential Mortgage Loan Trust 2022-SFR2
4.00%, 09/04/2039
(g)
1,060 914
Pagaya AI Technology in Housing Trust 2022-1
4.25%, 08/25/2025
(g)
660 590
Progress Residential 2022-SFR6 Trust
6.04%, 07/20/2039
(g)
1,035 962
Progress Residential 2022-SFR7 Trust
5.50%, 10/27/2039
(g)
1,385 1,290
$ 4,671
Sovereign - 0.04%
Colombia Government International Bond
3.00%, 01/30/2030
(e)
735 552
Dominican Republic International Bond
6.00%, 02/22/2033
(g)
500 449
European Union
0.70%, 07/06/2051 EUR 800 497
Japanese Government CPI Linked Bond
0.10%, 03/10/2028 JPY 510 4
Panama Government International Bond
2.25%, 09/29/2032 $ 275 207
$ 1,709
TOTAL BONDS $ 15,869
SENIOR FLOATING RATE INTERESTS
- 4.39%
Principal
Amount (000's) Value (000's)
Advertising - 0.09%
ABG Intermediate Holdings 2 LLC
7.33%, 12/21/2028
(k)
$ 539 $ 520
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
9.28%, 12/20/2029
(k)
240 221
CME Term Secured Overnight Financing
Rate 1 Month + 6.00%
Checkout Holding Corp
4.75%, PIK 9.50%, 08/15/2023
(k),(l)
319 80
3 Month USD LIBOR + 1.00%
11.57%, 02/15/2023
(k)
162 130
3 Month USD LIBOR + 7.50%
Clear Channel Outdoor Holdings Inc
7.91%, 08/07/2026
(k)
2,963 2,705
1 Month USD LIBOR + 3.50%
Red Ventures LLC
6.57%, 11/08/2024
(k)
204 201
1 Month USD LIBOR + 2.50%
$ 3,857
Aerospace & Defense - 0.02%
TransDigm Inc
5.92%, 05/30/2025
(k)
550 542
1 Month USD LIBOR + 2.25%
5.92%, 12/09/2025
(k)
397 391
1 Month USD LIBOR + 2.25%
$ 933
Agriculture - 0.01%
Sycamore Buyer LLC
6.46%, 07/23/2029
(k)
565 556
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Airlines - 0.14%
AAdvantage Loyalty IP Ltd
8.99%, 03/10/2028
(k)
1,451 1,441
1 Month USD LIBOR + 4.75%
American Airlines Inc
5.80%, 12/14/2023
(k)
102 101
3 Month USD LIBOR + 2.00%

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2022 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Airlines (continued)
Mileage Plus Holdings LLC
8.78%, 06/21/2027
(k)
$ 398 $ 409
1 Month USD LIBOR + 5.25%
SkyMiles IP Ltd
7.99%, 09/16/2027
(k)
1,375 1,393
3 Month USD LIBOR + 3.75%
United Airlines Inc
8.11%, 04/21/2028
(k)
734 724
1 Month USD LIBOR + 3.75%
WestJet Airlines Ltd
6.94%, 12/11/2026
(k)
1,868 1,673
3 Month USD LIBOR + 3.00%
$ 5,741
Apparel - 0.01%
Birkenstock US BidCo Inc
7.66%, 04/28/2028
(k)
619 594
1 Month USD LIBOR + 3.75%
Automobile Parts & Equipment - 0.03%
Clarios Global LP
7.00%, 04/30/2026
(k)
782 769
1 Month USD LIBOR + 3.25%
Dexko Global Inc
7.68%, 10/04/2028
(k)
597 538
1 Month USD LIBOR + 3.75%
$ 1,307
Beverages - 0.06%
City Brewing Co LLC
0.00%, 04/05/2028
(k),(m)
91 56
1 Month USD LIBOR + 3.50%
Naked Juice LLC
6.90%, 01/24/2029
(k)
274 258
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
9.55%, 01/24/2030
(k)
82 71
CME Term Secured Overnight Financing
Rate 1 Month + 6.00%
Pegasus Bidco BV
8.52%, 05/05/2029
(k)
650 635
Secured Overnight Financing Rate + 4.25%
Triton Water Holdings Inc
7.17%, 03/31/2028
(k)
1,527 1,405
1 Month USD LIBOR + 3.50%
$ 2,425
Building Materials - 0.03%
Chariot Buyer LLC
7.25%, 10/22/2028
(k)
716 669
1 Month USD LIBOR + 3.50%
Cornerstone Building Brands Inc
7.12%, 04/12/2028
(k)
162 144
1 Month USD LIBOR + 3.25%
Zurn LLC
6.07%, 10/04/2028
(k)
483 481
1 Month USD LIBOR + 2.25%
$ 1,294
Chemicals - 0.07%
ASP Unifrax Holdings Inc
7.42%, 12/12/2025
(k)
675 613
3 Month USD LIBOR + 3.75%
Diamond BC BV
7.16%, 09/29/2028
(k)
538 519
1 Month USD LIBOR + 3.00%
Discovery Purchaser Corp
7.97%, 08/04/2029
(k)
535 487
Secured Overnight Financing Rate + 4.38%
INEOS US Finance LLC
5.75%, 03/31/2024
(k)
229 228
3 Month USD LIBOR + 2.00%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
Innophos Holdings Inc
7.32%, 02/05/2027
(k)
$ 325 $ 319
1 Month USD LIBOR + 3.75%
Kraton Corp
6.72%, 03/15/2029
(k)
164 162
1 Month USD LIBOR + 3.25%
Trinseo Materials Operating SCA
5.75%, 09/06/2024
(k)
422 407
3 Month USD LIBOR + 2.00%
WR Grace Holdings LLC
7.44%, 09/22/2028
(k)
31 30
3 Month USD LIBOR + 3.75%
$ 2,765
Commercial Services - 0.27%
All-Star Bidco AB
6.57%, 11/16/2028
(k)
248 240
3 Month USD LIBOR + 3.50%
Amentum Government Services Holdings LLC
7.39%, 02/15/2029
(k)
459 451
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Avis Budget Car Rental LLC
5.83%, 08/06/2027
(k)
794 752
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
7.33%, 03/16/2029
(k)
358 351
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
AVSC Holding Corp
15.00%, 10/15/2026
(k)
345 350
Belron Finance
6.69%, 10/30/2026
(k)
108 106
1 Month USD LIBOR + 2.50%
CHG Healthcare Services Inc
6.37%, 09/29/2028
(k)
321 314
1 Month USD LIBOR + 3.50%
Driven Brands Holdings Inc
3.52%, 11/17/2028
(k)
239 227
12 Month USD LIBOR + 3.00%
Hertz Corp/The
7.01%, 06/14/2028
(k)
1,311 1,277
1 Month USD LIBOR + 3.50%
7.01%, 06/14/2028
(k)
250 244
1 Month USD LIBOR + 3.50%
Ingenovis Health Inc
7.83%, 03/06/2028
(k)
65 62
3 Month USD LIBOR + 3.75%
Prime Security Services Borrower LLC
6.09%, 09/23/2026
(k)
2,163 2,130
1 Month USD LIBOR + 2.75%
Sabert Corp
8.63%, 12/10/2026
(k)
237 234
1 Month USD LIBOR + 4.50%
Sabre GLBL Inc
6.07%, 02/22/2024
(k)
381 380
3 Month USD LIBOR + 2.00%
Syniverse Holdings LLC/DE
12.19%, 05/13/2027
(k)
1,838 1,595
CME Term Secured Overnight Financing
Rate 3 Month + 7.00%
Trans Union LLC
5.82%, 11/13/2026
(k)
428 416
1 Month USD LIBOR + 1.75%
6.00%, 11/17/2028
(k)
500 491
1 Month USD LIBOR + 2.25%
Travelport Finance Luxembourg Sarl
5.17%, PIK 7.50%, 02/28/2025
(k),(l)
739 734
1 Month USD LIBOR + 7.00%

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2022 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Verscend Holding Corp
7.75%, 08/27/2025
(k)
$ 523 $ 519
1 Month USD LIBOR + 4.00%
Wand NewCo 3 Inc
7.07%, 02/05/2026
(k)
460 438
1 Month USD LIBOR + 3.00%
WEX Inc
6.32%, 03/31/2028
(k)
85 84
1 Month USD LIBOR + 2.25%
$ 11,395
Computers - 0.11%
iQor US Inc
10.02%, 11/20/2025
(k)
418 310
1 Month USD LIBOR + 7.50%
10.62%, 11/20/2024
(k)
151 150
1 Month USD LIBOR + 7.50%
McAfee Corp
7.64%, 03/01/2029
(k)
1,341 1,271
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
NCR Corp
6.92%, 08/28/2026
(k)
475 459
3 Month USD LIBOR + 2.50%
Perforce Software Inc
7.62%, 07/01/2026
(k)
406 375
1 Month USD LIBOR + 3.75%
Tempo Acquisition LLC
6.73%, 08/31/2028
(k)
1,443 1,431
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Vision Solutions Inc
8.36%, 04/23/2028
(k)
633 520
1 Month USD LIBOR + 4.00%
$ 4,516
Cosmetics & Personal Care - 0.03%
Conair Holdings LLC
7.42%, 05/17/2028
(k)
356 298
1 Month USD LIBOR + 3.75%
Revlon Consumer Products Corp
5.58%, 07/21/2023
(k)
3,697 992
1 Month USD LIBOR + 3.50%
$ 1,290
Distribution & Wholesale - 0.02%
Core & Main LP
6.83%, 07/27/2028
(k)
786 772
1 Month USD LIBOR + 2.50%
Diversified Financial Services - 0.05%
Astra Acquisition Corp
9.32%, 10/25/2028
(k)
703 635
1 Month USD LIBOR + 5.25%
Avolon TLB Borrower 1 US LLC
5.44%, 02/12/2027
(k)
398 390
1 Month USD LIBOR + 1.50%
Ditech Holding Corp
0.00%, 06/30/2022
(f),(k)
923 108
3 Month USD LIBOR + 6.00%
FleetCor Technologies Operating Co LLC
5.82%, 04/28/2028
(k)
685 674
1 Month USD LIBOR + 1.75%
Fly Funding II Sarl
6.31%, 08/09/2025
(k)
525 434
1 Month USD LIBOR + 1.75%
$ 2,241
Electric - 0.06%
Calpine Corp
6.07%, 08/12/2026
(k)
419 414
1 Month USD LIBOR + 2.00%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Constellation Renewables LLC
7.24%, 12/11/2027
(k)
$ 300 $ 297
1 Month USD LIBOR + 2.50%
Talen Energy Supply LLC
7.50%, 07/08/2026
(k)
1,200 1,209
1 Month USD LIBOR + 3.75%
8.85%, 11/13/2023
(k)
642 642
Secured Overnight Financing Rate + 4.75%
$ 2,562
Electronics - 0.02%
Coherent Corp
6.59%, 07/01/2029
(k)
350 346
3 Month USD LIBOR + 2.75%
Ingram Micro Inc
7.17%, 06/30/2028
(k)
465 457
1 Month USD LIBOR + 3.50%
TTM Technologies Inc
6.27%, 09/28/2024
(k)
33 33
3 Month USD LIBOR + 2.50%
$ 836
Engineering & Construction - 0.04%
Brown Group Holding LLC
6.37%, 06/07/2028
(k)
869 849
1 Month USD LIBOR + 2.75%
7.74%, 06/08/2029
(k)
300 297
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Centuri Group Inc
7.18%, 08/18/2028
(k)
456 439
3 Month USD LIBOR + 2.50%
KKR Apple Bidco LLC
6.82%, 07/14/2028
(k)
148 145
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
$ 1,730
Entertainment - 0.32%
AMC Entertainment Holdings Inc
6.86%, 03/20/2026
(k)
2,862 1,589
3 Month USD LIBOR + 3.00%
Bally's Corp
7.13%, 08/06/2028
(k)
1,461 1,387
1 Month USD LIBOR + 3.25%
Churchill Downs Inc
6.08%, 03/17/2028
(k)
575 565
1 Month USD LIBOR + 2.00%
Crown Finance US Inc
0.00%, 05/23/2024
(f),(k)
134 159
0.00%, 02/07/2025
(f),(k)
1,070 228
3 Month USD LIBOR + 2.50%
0.00%, 09/30/2026
(f),(k)
599 125
3 Month USD LIBOR + 2.75%
13.88%, 09/07/2023
(k)
94 90
CME Term Secured Overnight Financing
Rate 1 Month + 10.00%
13.90%, 09/08/2023
(k)
1,282 1,235
CME Term Secured Overnight Financing
Rate 1 Month + 10.00%
Crown UK Holdco Ltd
0.00%, 02/28/2023
(f),(k)
564 116
3 Month USD LIBOR + 2.75%
Entain Holdings Gibralta
7.51%, 10/18/2029
(k)
470 464
Everi Holdings Inc
6.57%, 06/30/2028
(k)
1,328 1,312
1 Month USD LIBOR + 2.50%

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2022 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Entertainment (continued)
Flutter Financing BV
6.78%, 09/16/2028
(k)
$ 500 $ 496
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Formula One
0.00%, 01/15/2030
(k),(m)
505 502
Lions Gate Capital Holdings LLC
6.32%, 03/24/2025
(k)
459 441
3 Month USD LIBOR + 2.25%
Nascar Holdings LLC
6.25%, 10/19/2026
(k)
813 808
3 Month USD LIBOR + 2.50%
PCI Gaming Authority
6.57%, 05/29/2026
(k)
243 240
1 Month USD LIBOR + 2.50%
Scientific Games Holdings LP
6.90%, 04/14/2029
(k)
127 124
1 Month USD LIBOR + 3.00%
7.10%, 02/04/2029
(k)
375 358
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
SeaWorld Parks & Entertainment Inc
7.12%, 08/25/2028
(k)
393 385
1 Month USD LIBOR + 3.00%
Stars Group Holdings BV
5.89%, 07/21/2026
(k)
1,988 1,961
1 Month USD LIBOR + 2.25%
William Morris Endeavor Entertainment LLC
6.83%, 05/16/2025
(k)
782 760
3 Month USD LIBOR + 2.75%
$ 13,345
Environmental Control - 0.04%
Covanta Holding Corp
6.25%, 11/17/2028
(k)
430 421
1 Month USD LIBOR + 2.50%
6.25%, 11/17/2028
(k)
32 32
1 Month USD LIBOR + 2.50%
GFL Environmental Inc
7.41%, 05/30/2025
(k)
1,021 1,019
1 Month USD LIBOR + 3.00%
$ 1,472
Food - 0.06%
8th Avenue Food & Provisions Inc
6.87%, 09/19/2025
(k)
621 523
3 Month USD LIBOR + 3.50%
7.87%, 10/01/2025
(k)
297 254
1 Month USD LIBOR + 4.75%
CHG PPC Parent LLC
7.12%, 12/08/2028
(k)
234 224
1 Month USD LIBOR + 3.00%
Froneri US Inc
6.32%, 01/31/2027
(k)
292 283
1 Month USD LIBOR + 2.25%
H-Food Holdings LLC
7.44%, 05/23/2025
(k)
169 146
3 Month USD LIBOR + 3.69%
Total Produce USA Holdings Inc
6.02%, 08/03/2028
(k)
260 251
1 Month USD LIBOR + 2.00%
US Foods Inc
2.17%, 09/13/2026
(k)
269 265
3 Month USD LIBOR + 2.00%
6.82%, 11/17/2028
(k)
390 387
3 Month USD LIBOR + 2.75%
$ 2,333
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Forest Products & Paper - 0.02%
Asplundh Tree Expert LLC
5.50%, 09/06/2027
(k)
$ 862 $ 849
1 Month USD LIBOR + 1.75%
Hand & Machine Tools - 0.01%
Alliance Laundry Systems LLC
7.41%, 09/30/2027
(k)
480 468
1 Month USD LIBOR + 3.50%
Healthcare - Products - 0.18%
Avantor Funding Inc
6.32%, 11/08/2027
(k)
307 304
1 Month USD LIBOR + 2.25%
Bausch + Lomb Corp
7.15%, 05/10/2027
(k)
1,675 1,585
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Carestream Health Inc
11.15%, 09/30/2027
(k)
1,180 932
CME Term Secured Overnight Financing
Rate 1 Month + 7.50%
ICU Medical Inc
6.10%, 12/15/2028
(k)
269 258
1 Month USD LIBOR + 2.50%
Insulet Corp
7.00%, 05/04/2028
(k)
587 577
1 Month USD LIBOR + 3.25%
Medline Borrower LP
7.00%, 10/23/2028
(k)
2,586 2,454
1 Month USD LIBOR + 3.25%
Viant Medical Holdings Inc
7.82%, 07/02/2025
(k)
1,030 910
3 Month USD LIBOR + 3.75%
Vyaire Medical Inc
8.50%, 04/16/2025
(k)
897 641
3 Month USD LIBOR + 4.75%
$ 7,661
Healthcare - Services - 0.24%
Catalent Pharma Solutions Inc
6.00%, 02/22/2028
(k)
198 195
1 Month USD LIBOR + 2.00%
DaVita Inc
5.82%, 08/12/2026
(k)
135 130
1 Month USD LIBOR + 1.75%
Global Medical Response Inc
8.09%, 10/02/2025
(k)
1,513 1,196
1 Month USD LIBOR + 4.25%
8.23%, 03/14/2025
(k)
198 157
1 Month USD LIBOR + 4.25%
ICON Luxembourg Sarl
5.94%, 06/16/2028
(k)
882 877
1 Month USD LIBOR + 2.50%
LifePoint Health Inc
8.16%, 11/14/2025
(k)
1,007 932
1 Month USD LIBOR + 3.75%
Onex TSG Intermediate Corp
9.16%, 02/25/2028
(k)
311 276
1 Month USD LIBOR + 4.75%
Phoenix Guarantor Inc
7.32%, 03/05/2026
(k)
603 572
1 Month USD LIBOR + 3.25%
Phoenix Newco Inc
7.00%, 11/15/2028
(k)
2,266 2,176
1 Month USD LIBOR + 3.50%
Quorum Health Corp
12.03%, 04/29/2025
(k)
341 226
3 Month USD LIBOR + 7.00%
Select Medical Corp
6.58%, 03/06/2025
(k)
933 915
3 Month USD LIBOR + 2.50%

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2022 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
Surgery Center Holdings Inc
7.63%, 09/03/2026
(k)
$ 1,637 $ 1,604
1 Month USD LIBOR + 3.75%
Team Health Holdings Inc
6.82%, 02/06/2024
(k)
229 190
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
8.98%, 03/02/2027
(k)
266 183
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
US Radiology Specialists Inc
8.92%, 12/10/2027
(k)
342 309
1 Month USD LIBOR + 5.50%
$ 9,938
Home Furnishings - 0.05%
AI Aqua Merger Sub Inc
0.00%, 07/31/2028
(k),(m)
407 386
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
7.54%, 07/30/2028
(k)
374 355
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
MillerKnoll Inc
6.06%, 07/19/2028
(k)
863 831
1 Month USD LIBOR + 2.00%
Weber-Stephen Products LLC
7.32%, 10/30/2027
(k)
449 375
1 Month USD LIBOR + 3.25%
$ 1,947
Insurance - 0.13%
Acrisure LLC
7.57%, 02/15/2027
(k)
525 490
1 Month USD LIBOR + 3.50%
Alliant Holdings Intermediate LLC
7.32%, 05/09/2025
(k)
519 509
1 Month USD LIBOR + 3.25%
7.44%, 11/06/2027
(k)
245 238
1 Month USD LIBOR + 3.50%
Asurion LLC
7.07%, 11/03/2024
(k)
231 222
1 Month USD LIBOR + 3.00%
7.32%, 07/31/2027
(k)
627 543
1 Month USD LIBOR + 3.25%
9.18%, 01/20/2029
(k)
1,480 1,133
1 Month USD LIBOR + 5.25%
BroadStreet Partners Inc
7.07%, 01/27/2027
(k)
281 270
1 Month USD LIBOR + 3.00%
7.32%, 01/27/2027
(k)
345 332
1 Month USD LIBOR + 3.25%
HUB International Ltd
7.33%, 04/25/2025
(k)
163 159
1 Month USD LIBOR + 2.75%
7.53%, 04/25/2025
(k)
353 347
1 Month USD LIBOR + 3.25%
8.22%, 10/30/2029
(k)
125 123
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
USI Inc
0.00%, 11/14/2029
(k),(m)
1,000 983
$ 5,349
Internet - 0.07%
CNT Holdings I Corp
7.24%, 11/08/2027
(k)
653 631
1 Month USD LIBOR + 3.75%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Internet (continued)
NortonLifeLock Inc
5.83%, 09/12/2029
(k)
$ 2,000 $ 1,964
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Uber Technologies Inc
8.24%, 04/04/2025
(k)
324 324
1 Month USD LIBOR + 3.50%
$ 2,919
Leisure Products & Services - 0.14%
Alterra Mountain Co
6.82%, 07/31/2024
(k)
339 337
1 Month USD LIBOR + 2.75%
Carnival Corp
5.88%, 06/30/2025
(k)
932 895
1 Month USD LIBOR + 3.00%
6.13%, 10/18/2028
(k)
113 106
1 Month USD LIBOR + 3.25%
ClubCorp Holdings Inc
6.42%, 08/16/2024
(k)
1,865 1,677
3 Month USD LIBOR + 2.75%
Equinox Holdings Inc
6.67%, 03/08/2024
(k)
964 712
3 Month USD LIBOR + 3.00%
Hayward Industries Inc
6.57%, 05/28/2028
(k)
984 954
1 Month USD LIBOR + 2.50%
Life Time Inc
9.48%, 12/10/2024
(k)
403 400
1 Month USD LIBOR + 4.75%
SRAM LLC
6.82%, 05/18/2028
(k)
511 500
1 Month USD LIBOR + 2.75%
Topgolf Callaway Brands Corp
8.57%, 01/02/2026
(k)
425 424
3 Month USD LIBOR + 4.50%
$ 6,005
Lodging - 0.08%
Caesars Resort Collection LLC
6.82%, 12/22/2024
(k)
899 892
3 Month USD LIBOR + 2.75%
7.57%, 07/20/2025
(k)
205 203
1 Month USD LIBOR + 3.50%
Fertitta Entertainment LLC/NV
7.73%, 01/13/2029
(k)
2,319 2,208
Secured Overnight Financing Rate + 4.00%
$ 3,303
Machinery - Construction & Mining - 0.01%
Vertiv Group Corp
6.56%, 03/02/2027
(k)
234 228
1 Month USD LIBOR + 2.75%
Machinery - Diversified - 0.02%
Ali Group North America Corp
5.96%, 07/30/2029
(k)
920 907
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
TK Elevator US Newco Inc
6.87%, 07/30/2027
(k)
82 79
6 Month USD LIBOR + 3.50%
$ 986
Media - 0.28%
Altice Financing SA
6.83%, 07/15/2025
(k)
165 161
3 Month USD LIBOR + 2.75%
6.83%, 01/31/2026
(k)
476 464
3 Month USD LIBOR + 2.75%
Cengage Learning Inc
7.81%, 07/14/2026
(k)
838 768
1 Month USD LIBOR + 4.75%

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2022 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
CSC Holdings LLC
6.12%, 07/17/2025
(k)
$ 1,720 $ 1,645
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Diamond Sports Group LLC
7.14%, 08/24/2026
(k)
2,302 364
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
11.89%, 05/25/2026
(k)
408 384
CME Term Secured Overnight Financing
Rate 1 Month + 8.00%
Directv Financing LLC
9.07%, 08/02/2027
(k)
1,652 1,579
1 Month USD LIBOR + 5.00%
Dotdash Meredith
7.84%, 12/01/2028
(k)
1,032 893
3 Month USD LIBOR + 4.00%
Gray Television Inc
6.27%, 02/07/2024
(k)
187 186
1 Month USD LIBOR + 2.50%
6.27%, 01/02/2026
(k)
387 376
3 Month USD LIBOR + 2.50%
iHeartCommunications Inc
7.07%, 05/01/2026
(k)
1,569 1,468
1 Month USD LIBOR + 3.00%
LCPR Loan Financing LLC
7.62%, 10/13/2028
(k)
395 387
1 Month USD LIBOR + 3.75%
McGraw-Hill Education Inc
8.32%, 07/28/2028
(k)
1,119 1,067
1 Month USD LIBOR + 4.75%
Nexstar Media Inc
6.57%, 09/18/2026
(k)
465 461
1 Month USD LIBOR + 2.50%
Univision Communications Inc
6.82%, 03/15/2024
(k)
58 58
3 Month USD LIBOR + 2.75%
Virgin Media Bristol LLC
6.37%, 01/31/2028
(k)
311 303
1 Month USD LIBOR + 2.50%
WideOpenWest Finance LLC
6.49%, 12/20/2028
(k)
461 450
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Ziggo Financing Partnership
6.37%, 04/28/2028
(k)
736 712
1 Month USD LIBOR + 2.50%
$ 11,726
Metal Fabrication & Hardware - 0.01%
Grinding Media Inc
7.51%, 10/12/2028
(k)
485 444
1 Month USD LIBOR + 4.00%
Miscellaneous Manufacturers - 0.04%
Gates Global LLC
6.57%, 03/31/2027
(k)
1,658 1,617
1 Month USD LIBOR + 2.75%
Oil & Gas - 0.12%
CITGO Petroleum Corp
9.36%, 03/28/2024
(k)
1,088 1,088
1 Month USD LIBOR + 6.25%
Gulf Finance LLC
10.57%, 08/25/2026
(k)
1,840 1,508
1 Month USD LIBOR + 6.75%
Quarternorth Energy Holding Inc
11.75%, 08/27/2026
(k)
2,494 2,477
1 Month USD LIBOR + 8.00%
$ 5,073
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Packaging & Containers - 0.05%
Berry Global Inc
5.63%, 07/01/2026
(k)
$ 433 $ 427
1 Month USD LIBOR + 1.75%
Clydesdale Acquisition Holdings Inc
8.00%, 04/13/2029
(k)
354 342
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
Kloeckner Pentaplast of America Inc
8.32%, 02/12/2026
(k)
505 448
1 Month USD LIBOR + 4.75%
Pactiv Evergreen Group Holdings Inc
7.25%, 09/22/2028
(k)
220 217
1 Month USD LIBOR + 3.50%
Plaze Inc
7.50%, 08/03/2026
(k)
610 552
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
$ 1,986
Pharmaceuticals - 0.18%
Amneal Pharmaceuticals LLC
7.41%, 05/04/2025
(k)
171 156
3 Month USD LIBOR + 3.50%
Embecta Corp
6.55%, 03/31/2029
(k)
308 296
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
Gainwell Acquisition Corp
7.67%, 10/01/2027
(k)
885 862
1 Month USD LIBOR + 4.00%
Grifols Worldwide Operations USA Inc
6.07%, 11/15/2027
(k)
747 722
1 Month USD LIBOR + 2.00%
Jazz Financing Lux Sarl
7.57%, 05/05/2028
(k)
1,473 1,461
1 Month USD LIBOR + 3.50%
Mallinckrodt International Finance SA
8.73%, 09/30/2027
(k)
1,690 1,324
3 Month USD LIBOR + 5.25%
8.98%, 09/30/2027
(k)
852 667
3 Month USD LIBOR + 5.50%
Organon & Co
6.19%, 06/02/2028
(k)
1,884 1,863
1 Month USD LIBOR + 3.00%
PRA Health Sciences Inc
5.94%, 06/16/2028
(k)
220 219
1 Month USD LIBOR + 2.50%
$ 7,570
Pipelines - 0.08%
BCP Renaissance Parent LLC
7.05%, 10/31/2026
(k)
409 402
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Buckeye Partners LP
6.02%, 11/01/2026
(k)
328 324
1 Month USD LIBOR + 2.25%
Freeport LNG Investments LLLP
0.00%, 11/17/2026
(k),(m)
1,494 1,411
M6 ETX Holdings II Midco LLC
8.51%, 08/10/2029
(k)
335 335
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
TransMontaigne Operating Co LP
7.48%, 11/03/2028
(k)
331 324
1 Month USD LIBOR + 3.50%

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2022 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Traverse Midstream Partners LLC
9.17%, 09/21/2024
(k)
$ 549 $ 545
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
$ 3,341
Real Estate - 0.01%
Cushman & Wakefield US Borrower LLC
6.82%, 08/21/2025
(k)
509 496
1 Month USD LIBOR + 2.75%
REITs - 0.02%
Blackstone Mortgage Trust Inc
6.32%, 04/23/2026
(k)
711 692
1 Month USD LIBOR + 2.25%
Retail - 0.17%
1011778 BC ULC
5.90%, 11/14/2026
(k)
906 888
1 Month USD LIBOR + 1.75%
Academy Ltd
7.52%, 11/05/2027
(k)
241 239
1 Month USD LIBOR + 3.75%
Belk Inc
5.00%, PIK 8.00%, 07/31/2025
(k),(l)
1,122 152
12.20%, 07/31/2025
(k)
232 203
3 Month USD LIBOR + 7.50%
EG America LLC
7.68%, 02/07/2025
(k)
10 9
3 Month USD LIBOR + 4.00%
IRB Holding Corp
6.89%, 12/15/2027
(k)
784 753
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Jo-Ann Stores LLC
9.08%, 07/07/2028
(k)
857 578
1 Month USD LIBOR + 4.75%
LS Group OpCo Acquistion LLC
6.58%, 11/02/2027
(k)
213 208
1 Month USD LIBOR + 3.25%
Michaels Cos Inc/The
7.92%, 04/15/2028
(k)
470 354
1 Month USD LIBOR + 4.25%
PetSmart LLC
7.05%, 02/11/2028
(k)
2,602 2,497
1 Month USD LIBOR + 3.75%
Reverb Buyer Inc
6.38%, 10/06/2028
(k)
348 334
1 Month USD LIBOR + 3.50%
RH
6.57%, 10/20/2028
(k)
590 555
1 Month USD LIBOR + 2.50%
Serta Simmons Bedding LLC
10.79%, 08/10/2023
(k)
60 58
1 Month USD LIBOR + 7.50%
Staples Inc
7.78%, 04/09/2026
(k)
211 187
3 Month USD LIBOR + 5.00%
$ 7,015
Semiconductors - 0.05%
Bright Bidco BV
0.00%, 06/30/2024
(f),(k)
3,986 1,325
3 Month USD LIBOR + 3.50%
10.90%, 02/28/2023
(k)
467 467
Secured Overnight Financing Rate + 8.00%
Entegris Inc
5.82%, 07/06/2029
(k)
220 218
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Semiconductors (continued)
MACOM Technology Solutions Holdings Inc
6.32%, 05/17/2024
(k)
$ 68 $ 67
3 Month USD LIBOR + 2.25%
$ 2,077
Software - 0.53%
AthenaHealth Group Inc
7.41%, 02/15/2029
(k)
350 319
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Avaya Holdings Corp
13.79%, 12/15/2027
(k)
1,170 710
CME Term Secured Overnight Financing
Rate 1 Month + 10.00%
Boxer Parent Co Inc
7.82%, 10/02/2025
(k)
280 269
1 Month USD LIBOR + 3.75%
Camelot Finance SA
7.07%, 10/30/2026
(k)
260 255
1 Month USD LIBOR + 3.00%
CCC Intelligent Solutions Inc
6.32%, 09/21/2028
(k)
432 424
3 Month USD LIBOR + 2.50%
Central Parent Inc
8.11%, 06/07/2029
(k)
665 656
Secured Overnight Financing Rate + 4.50%
Ceridian HCM Holding Inc
6.57%, 04/04/2025
(k)
377 368
1 Month USD LIBOR + 2.50%
DTI Holdco Inc
8.84%, 04/26/2029
(k)
800 737
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
Dun & Bradstreet Corp/The
7.29%, 02/06/2026
(k)
506 499
1 Month USD LIBOR + 3.25%
Dynatrace LLC
8.25%, 08/08/2025
(k)
86 86
1 Month USD LIBOR + 2.25%
Epicor Software Corp
7.32%, 07/30/2027
(k)
1,999 1,928
1 Month USD LIBOR + 3.25%
Finastra USA Inc
6.87%, 06/13/2024
(k)
1,959 1,768
3 Month USD LIBOR + 3.50%
Genesys Cloud Services Holdings II LLC
7.86%, 12/01/2027
(k)
1,764 1,710
1 Month USD LIBOR + 4.00%
Greenway Health LLC
7.82%, 02/16/2024
(k)
309 259
3 Month USD LIBOR + 4.25%
IGT Holding IV AB
7.07%, 03/31/2028
(k)
642 628
1 Month USD LIBOR + 3.75%
Informatica LLC
6.56%, 10/27/2028
(k)
1,094 1,070
1 Month USD LIBOR + 2.75%
MA FinanceCo LLC
7.42%, 06/05/2025
(k)
246 244
1 Month USD LIBOR + 4.25%
Open Text Corp
0.00%, 11/16/2029
(k),(m)
1,900 1,844
Physician Partners LLC
7.83%, 12/26/2028
(k)
118 113
1 Month USD LIBOR + 4.00%
Playtika Holding Corp
6.73%, 03/11/2028
(k)
379 369
1 Month USD LIBOR + 2.75%

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2022 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Project Ruby Ultimate Parent Corp
7.32%, 03/10/2028
(k)
$ 246 $ 234
1 Month USD LIBOR + 3.25%
Rackspace Technology Global Inc
7.38%, 02/03/2028
(k)
4,473 2,994
1 Month USD LIBOR + 2.75%
Riverbed Technology Inc
10.54%, PIK 2.00%, 12/08/2026
(k),(l)
1,406 562
3 Month USD LIBOR + 6.00%
Seattle SpinCo Inc
6.82%, 06/21/2024
(k)
104 103
3 Month USD LIBOR + 2.50%
7.99%, 02/28/2027
(k)
233 228
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Sophia LP
7.17%, 10/07/2027
(k)
655 630
1 Month USD LIBOR + 3.50%
SS&C Technologies Inc
5.82%, 04/16/2025
(k)
222 218
1 Month USD LIBOR + 1.75%
5.82%, 04/16/2025
(k)
186 182
1 Month USD LIBOR + 1.75%
5.82%, 04/16/2025
(k)
136 133
1 Month USD LIBOR + 1.75%
UKG Inc
6.46%, 05/04/2026
(k)
1,789 1,725
1 Month USD LIBOR + 3.25%
7.82%, 05/04/2026
(k)
456 444
3 Month USD LIBOR + 3.75%
Zelis Payments Buyer Inc
7.37%, 09/30/2026
(k)
58 57
1 Month USD LIBOR + 3.50%
ZoomInfo LLC
7.07%, 02/01/2026
(k)
292 289
1 Month USD LIBOR + 3.00%
$ 22,055
Telecommunications - 0.41%
Altice France SA/France
7.77%, 01/31/2026
(k)
305 292
3 Month USD LIBOR + 3.69%
8.12%, 08/14/2026
(k)
1,621 1,561
3 Month USD LIBOR + 4.00%
Avaya Inc
7.87%, 12/15/2027
(k)
875 411
1 Month USD LIBOR + 4.00%
8.12%, 12/15/2027
(k)
2,951 1,387
1 Month USD LIBOR + 4.25%
Cincinnati Bell Inc
7.08%, 11/23/2028
(k)
667 653
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
CommScope Inc
7.32%, 04/06/2026
(k)
647 621
3 Month USD LIBOR + 3.25%
Cyxtera DC Holdings Inc
7.36%, 03/15/2024
(k)
1,052 922
3 Month USD LIBOR + 3.00%
Dawn Acquisitions LLC
7.42%, 12/31/2025
(k)
1,908 1,284
3 Month USD LIBOR + 3.75%
Delta Topco Inc
5.84%, 12/01/2027
(k)
814 761
3 Month USD LIBOR + 3.75%
EOS US Finco LLC
9.61%, 08/03/2029
(k)
215 207
CME Term Secured Overnight Financing
Rate 1 Month + 6.00%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Frontier Communications Holdings LLC
7.44%, 05/01/2028
(k)
$ 1,874 $ 1,796
1 Month USD LIBOR + 3.75%
Gogo Intermediate Holdings LLC
8.16%, 04/28/2028
(k)
338 334
1 Month USD LIBOR + 3.75%
Intelsat Jackson Holdings SA
7.44%, 01/26/2029
(k)
1,260 1,215
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
Intrado Corp
7.91%, 10/10/2024
(k)
617 565
3 Month USD LIBOR + 3.50%
8.41%, 10/10/2024
(k)
2,543 2,329
3 Month USD LIBOR + 4.00%
Iridium Satellite LLC
6.57%, 11/06/2026
(k)
877 869
1 Month USD LIBOR + 2.50%
Maxar Technologies Inc
8.08%, 06/14/2029
(k)
1,152 1,107
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
MLN US Holdco LLC
8.25%, 11/30/2025
(k)
1,827 564
1 Month USD LIBOR + 4.50%
$ 16,878
Transportation - 0.01%
Genesee & Wyoming Inc
5.67%, 12/30/2026
(k)
203 201
3 Month USD LIBOR + 2.00%
XPO Logistics Inc
5.60%, 02/24/2025
(k)
394 391
1 Month USD LIBOR + 1.75%
$ 592
TOTAL SENIOR FLOATING RATE INTERESTS $ 183,179
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 30.00%
Principal
Amount (000's) Value (000's)
U.S. Cash Management Bill - 4.32%
2.73%, 12/06/2022
(a),(n)
$ 31,525 $ 31,509
3.10%, 12/27/2022
(a),(n)
120,680 120,341
3.63%, 01/31/2023
(a),(n),(o)
17,180 17,061
3.82%, 02/07/2023
(a),(n)
11,200 11,113
$ 180,024
U.S. Treasury Bill - 9.70%
2.99%, 12/20/2022
(a),(n),(o),(p)
358,515 357,812
3.17%, 12/15/2022
(a),(n)
12,225 12,210
3.45%, 12/13/2022
(a),(n)
18,375 18,353
3.89%, 01/10/2023
(a),(n)
1,455 1,449
3.93%, 01/12/2023
(a),(n)
2,675 2,663
4.20%, 04/13/2023
(a),(n)
5,000 4,921
4.28%, 03/07/2023
(a),(n),(o)
7,000 6,921
$ 404,329
U.S. Treasury Inflation-Indexed Obligations - 15.98%
0.13%, 07/15/2024 24,483 23,762
0.13%, 10/15/2024 22,454 21,715
0.13%, 04/15/2025 16,122 15,454
0.13%, 10/15/2025 20,562 19,710
0.13%, 04/15/2026 16,496 15,639
0.13%, 07/15/2026 20,279 19,287
0.13%, 10/15/2026 22,859 21,695
0.13%, 04/15/2027 22,985 21,658
0.13%, 01/15/2030 20,402 18,625
0.13%, 07/15/2030
(p)
24,062 21,941
0.13%, 01/15/2031 24,502 22,199
0.13%, 07/15/2031
(p)
25,083 22,649
0.13%, 01/15/2032
(p)
27,470 24,607
0.13%, 02/15/2051 4,469 3,072

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2022 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury Inflation-Indexed Obligations (continued)
0.13%, 02/15/2052 $ 5,475 $ 3,787
0.25%, 01/15/2025 16,657 16,078
0.25%, 07/15/2029 19,227 17,864
0.25%, 02/15/2050 9,045 6,454
0.38%, 07/15/2025 16,006 15,459
0.38%, 01/15/2027 19,917 18,997
0.38%, 07/15/2027 18,868 18,007
0.50%, 04/15/2024 15,570 15,181
0.50%, 01/15/2028 19,109 18,221
0.63%, 01/15/2024 24,094 23,620
0.63%, 01/15/2026 19,733 19,102
0.63%, 07/15/2032 23,281 21,896
0.63%, 02/15/2043 9,243 7,657
0.75%, 07/15/2028 18,420 17,795
0.75%, 02/15/2042 10,497 9,021
0.75%, 02/15/2045 13,905 11,625
0.88%, 01/15/2029 14,671 14,178
0.88%, 02/15/2047 8,478 7,219
1.00%, 02/15/2046 7,160 6,298
1.00%, 02/15/2048 5,946 5,193
1.00%, 02/15/2049 5,998 5,244
1.38%, 02/15/2044 12,168 11,621
1.63%, 10/15/2027 11,858 11,989
1.75%, 01/15/2028 9,003 9,128
2.00%, 01/15/2026 10,028 10,111
2.13%, 02/15/2040 4,513 4,896
2.13%, 02/15/2041 7,280 7,877
2.38%, 01/15/2025 15,208 15,332
2.38%, 01/15/2027 9,399 9,704
2.50%, 01/15/2029 8,801 9,318
3.38%, 04/15/2032 3,681 4,309
3.63%, 04/15/2028 9,096 10,076
3.88%, 04/15/2029 9,813 11,206
$ 666,476
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 1,250,829
TOTAL PURCHASED OPTIONS - 0.00% $ 192
TOTAL PURCHASED INTEREST RATE SWAPTIONS - 0.03% $ 1,124
Total Investments $ 4,141,139
Other Assets and Liabilities -  0.69% 28,775
TOTAL NET ASSETS - 100.00% $ 4,169,914
(a) All or a portion of this security is owned by the DRA Cayman Corporation, which is a 100% owned subsidiary of the fund.
(b) Current yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $14,641 or 0.35% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $15,029 or 0.36% of net assets.
(f) Non-income producing security
(g) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $121,039 or 2.90% of net assets.
(h) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(i) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(j) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(k) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(l) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(m) This Senior Floating Rate Note will settle after November 30, 2022, at which time the interest rate will be determined.
(n) Rate shown is the discount rate of the original purchase.
(o) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $64,305 or 1.54% of net assets.
(p) Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $44,630 or 1.07% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Government 30.04%
Utilities 18.15%
Financial 13.41%
Energy 11.72%
Industrial 7.63%
Consumer, Non-cyclical 5.77%
Basic Materials 3.93%
Money Market Funds 3.02%
Investment Companies 2.07%
Consumer, Cyclical 1.38%
Technology 0.96%
Communications 0.93%
Mortgage Securities 0.16%
Asset Backed Securities 0.11%
Purchased Interest Rate Swaptions 0.03%
Purchased Options 0.00%
Other Assets and Liabilities
0.69%
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2022 Purchases Sales November 30, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 3.57% $ 319,187 $ 1,092,028 $ 1,318,717 $ 92,498
$ 319,187 $ 1,092,028 $ 1,318,717 $ 92,498
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 3.57% $ 724 $ — $ — $ —
$ 724 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2022 (unaudited)
See accompanying notes.

Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Millennium Health LLC 03/15/2016 $ — $ 3 0.00%
Millennium Health LLC 03/15/2016 — 1 0.00%
Quarternorth Energy Holding Inc 08/27/2021 4,842 10,260 0.25%
Total $ 10,264 0.25%
Amounts in thousands.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 3 Month SOFR Future;
March 2023
N/A 732 $ 1,830 $ 95.13 01/17/2023 $ 168 $ 192 $ 24
Total $ 168 $ 192 $ 24
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 3 Month SOFR Future;
March 2023
N/A 1,098 $ 2,745 $ 95.38 01/17/2023 $ (79) $ (82) $ (3)
Total $ (79) $ (82) $ (3)
Amounts in thousands except contracts/shares.
Interest Rate Swaptions
Purchased Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate
Notional
Amount
Exercise
Rate
Expiration
Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC Secured Overnight
Financing Rate
Pay $ 5,308 3.53% 10/13/2023 $ 224 $ 268 $ 44
Call - 10 Year Interest Rate
Swap
JPMorgan Chase Secured Overnight
Financing Rate
Pay 9,841 2.87% 08/31/2023 366 199 (167)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC Secured Overnight
Financing Rate
Receive 5,308 3.53% 10/13/2023 224 143 (81)
Put - 10 Year Interest Rate
Swap
JPMorgan Chase Secured Overnight
Financing Rate
Receive 9,841 2.87% 08/31/2023 365 514 149
Total $ 1,179 $ 1,124 $ (55)
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate
Notional
Amount
Exercise
Rate
Expiration
Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC Secured Overnight
Financing Rate
Receive $ 13,992 3.18% 06/14/2023 $ (554) $ (339) $ 215
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG Secured Overnight
Financing Rate
Receive 3,992 3.69% 11/13/2023 (152) (243) (91)
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG Secured Overnight
Financing Rate
Receive 2,867 3.26% 10/04/2023 (116) (106) 10
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG Secured Overnight
Financing Rate
Receive 3,682 2.44% 08/11/2023 (129) (34) 95
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG Secured Overnight
Financing Rate
Receive 7,313 2.54% 08/08/2023 (260) (80) 180
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG Secured Overnight
Financing Rate
Receive 1,399 2.75% 07/20/2023 (51) (20) 31
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG Secured Overnight
Financing Rate
Receive 4,727 3.19% 06/16/2023 (181) (117) 64
Call - 10 Year Interest Rate
Swap
JPMorgan Chase Secured Overnight
Financing Rate
Receive 4,267 2.68% 08/22/2023 (154) (62) 92
Call - 10 Year Interest Rate
Swap
JPMorgan Chase Secured Overnight
Financing Rate
Receive 5,216 3.32% 11/17/2023 (195) (222) (27)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC Secured Overnight
Financing Rate
Pay 13,992 3.18% 06/14/2023 (554) (491) 63
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG Secured Overnight
Financing Rate
Pay 1,399 2.75% 07/20/2023 (50) (81) (31)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG Secured Overnight
Financing Rate
Pay 4,727 3.19% 06/16/2023 (181) (164) 17
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG Secured Overnight
Financing Rate
Pay 2,867 3.26% 10/04/2023 (116) (102) 14
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG Secured Overnight
Financing Rate
Pay 3,992 3.69% 11/13/2023 (153) (95) 58

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2022 (unaudited)
See accompanying notes.

Interest Rate Swaptions (continued)
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate
Notional
Amount
Exercise
Rate
Expiration
Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG Secured Overnight
Financing Rate
Pay $ 7,313 2.54% 08/08/2023 $ (260) $ (521) $ (261)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG Secured Overnight
Financing Rate
Pay 3,682 2.44% 08/11/2023 (129) (287) (158)
Put - 10 Year Interest Rate
Swap
JPMorgan Chase Secured Overnight
Financing Rate
Pay 5,216 3.32% 11/17/2023 (196) (182) 14
Put - 10 Year Interest Rate
Swap
JPMorgan Chase Secured Overnight
Financing Rate
Pay 4,267 2.68% 08/22/2023 (154) (268) (114)
Total $ (3,585) $ (3,414) $ 171
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
3 Month SOFR; June 2023 Long 135 $ 32,091 $ 41
Brent Crude; December 2023
(a)
Short 22 1,837 3
Brent Crude; December 2024
(a)
Short 45 3,560 (189)
Brent Crude; December 2025
(a)
Short 12 913 (17)
Brent Crude; February 2023
(a)
Long 634 55,140 (230)
Brent Crude; June 2023
(a)
Long 11 948 2
California Carbon Allowance Vintage; December 2023
(a)
Long 10 280 (25)
Canada 10 Year Bond; March 2023 Short 10 935 (2)
Cocoa; March 2023
(a)
Short 670 16,737 (886)
Cocoa; March 2023
(a)
Long 8 200 5
Coffee 'C'; March 2023
(a)
Long 5 319 17
Coffee 'C'; May 2023
(a)
Short 88 5,615 (115)
Copper; May 2023
(a)
Short 9 841 4
Corn; December 2023
(a)
Short 76 2,305 24
Corn; March 2023
(a)
Long 445 14,841 28
Cotton No.2; March 2023
(a)
Long 22 931 (5)
Cotton No.2; May 2023
(a)
Short 174 7,311 52
Euro Bond 10 Year Bond; December 2022 Long 33 4,838 80
Euro Buxl 30 Year Bond; December 2022 Short 4 659 1
Euro Milling Wheat; March 2023
(a)
Long 126 2,072 (59)
Euro-Oat; December 2022 Short 27 3,837 (94)
Feeder Cattle; January 2023
(a)
Long 1 90 1
Frozen Concentrated Orange Juice-A; January 2023
(a)
Short 3 90 —
Gasoline RBOB; April 2023
(a)
Short 25 2,709 134
Gasoline RBOB; January 2023
(a)
Long 25 2,504 (131)
Gold 100 oz; February 2023
(a)
Long 187 32,910 (25)
ICE 3 Month Sterling Overnight Index Average; December 2022 Long 11 3,190 (1)
Japan 10 Year Bond TSE; December 2022 Short 8 8,616 36
KC HRW Wheat; March 2023
(a)
Long 53 2,384 (78)
Lean Hogs; April 2023
(a)
Long 4 145 (6)
Lean Hogs; December 2022
(a)
Long 21 696 (10)
Lean Hogs; February 2023
(a)
Long 20 683 (26)
Live Cattle; February 2023
(a)
Short 177 11,022 (91)
LME Copper; December 2022
(a)
Short — $ — $ (618)
LME Copper; June 2023
(a)
Long 6 1,235 125
LME Copper; March 2023
(a)
Long 55 11,330 311
LME Lead; December 2022
(a)
Short — — (193)
LME Lead; March 2023
(a)
Long 17 933 71
LME Nickel; December 2022
(a)
Long 66 10,644 1,167
LME Nickel; December 2022
(a)
Short — — (1)
LME Nickel; March 2023
(a)
Long 8 1,298 89
LME PRI Alum; December 2022
(a)
Long 387 23,752 831
LME PRI Alum; December 2022
(a)
Short — — (2,958)
LME PRI Alum; December 2024
(a)
Short 50 3,276 (168)
LME PRI Alum; June 2023
(a)
Short 489 30,593 (1,282)
LME PRI Alum; March 2023
(a)
Long 40 2,480 291
LME PRI Alum; March 2023
(a)
Long 165 10,230 451
LME Zinc; December 2022
(a)
Long 209 15,928 538
LME Zinc; December 2022
(a)
Short — — (455)
LME Zinc; March 2023
(a)
Long 60 4,555 187
Low Sulphur Gasoline; January 2023
(a)
Long 207 19,344 507
Natural Gas; April 2023
(a)
Short 589 30,905 (2,691)
Natural Gas; February 2023
(a)
Long 170 11,591 1,030

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2022 (unaudited)
See accompanying notes.

Futures Contracts (continued)
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Natural Gas; January 2023
(a)
Long 792 $ 54,885 $ 3,854
Natural Gas; March 2023
(a)
Long 309 19,090 1,456
NY Harb ULSD; April 2023
(a)
Short 20 2,624 9
NY Harb ULSD; January 2023
(a)
Long 13 1,836 (70)
Platinum; January 2023
(a)
Long 112 5,820 788
Silver; March 2023
(a)
Long 198 21,563 662
Soybean Meal; January 2023
(a)
Long 263 10,988 313
Soybean Oil; January 2023
(a)
Long 258 11,128 183
Soybean Oil; March 2023
(a)
Long 11 464 25
Soybean; January 2023
(a)
Short 87 6,392 (109)
Soybean; January 2023
(a)
Long 39 2,866 146
Soybean; March 2023
(a)
Short 33 2,435 (95)
Sugar #11; March 2023
(a)
Short 508 11,169 (945)
Sugar #11; March 2023
(a)
Long 61 1,341 103
US 10 Year Ultra Note; March 2023 Short 9 1,077 (3)
US 2 Year Note; March 2023 Long 32 6,572 10
US 5 Year Note; March 2023 Short 86 9,337 (56)
US Ultra Bond; March 2023 Long 64 8,722 103
Wheat; March 2023
(a)
Long 303 12,052 (467)
WTI Crude; April 2023
(a)
Short 907 73,204 (1,009)
WTI Crude; December 2024
(a)
Long 6 440 13
WTI Crude; February 2023
(a)
Long 8 645 (19)
WTI Crude; January 2023
(a)
Long 371 29,884 432
WTI Crude; March 2023
(a)
Short 155 12,516 169
Total $ 1,163
Amounts in thousands except contracts.
(a) All or a portion of this security is owned by the DRA Cayman Corporation, which is a 100% owned subsidiary of the fund.
Foreign Currency Contracts
Unrealized Appreciation/
(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Bank of America NA 02/02/2023 $ 149 EUR 144 $ — $ (2)
Barclays Bank PLC 12/05/2022 $ 149 EUR 149 — (6)
BNP Paribas 12/05/2022 EUR 98 $ 102 1 —
BNP Paribas 12/21/2022 EUR 1,698 $ 1,676 94 —
BNP Paribas 02/02/2023 $ 102 EUR 98 — (1)
Citigroup Inc 12/21/2022 EUR 1,698 $ 1,680 90 —
Citigroup Inc 12/21/2022 $ 1,673 EUR 1,698 — (97)
Citigroup Inc 02/08/2023 MXN 6,504 $ 330 3 —
Deutsche Bank AG 12/05/2022 EUR 46 $ 48 — —
Deutsche Bank AG 12/21/2022 NOK 15,482 EUR 1,530 — (21)
Goldman Sachs & Co 12/21/2022 $ 1,684 EUR 1,698 — (86)
JPMorgan Chase 12/21/2022 EUR 765 NOK 8,047 — (21)
JPMorgan Chase 02/08/2023 $ 330 MXN 6,552 — (6)
Morgan Stanley & Co 12/21/2022 EUR 765 NOK 8,003 — (16)
Toronto Dominion Bank 02/02/2023 $ 178 JPY 24,647 — (2)
UBS AG 02/02/2023 $ 213 EUR 203 — —
Total $ 188 $ (258)
Amounts in thousands.
Exchange Cleared Interest Rate Swaps
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.63% Annual Annual N/A 06/29/2052 $ 2,940 $ (69) $ — $ (69)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 2.60% Annual Annual N/A 11/18/2032 405 — — —
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 2.72% Annual Annual N/A 11/07/2032 375 4 — 4
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.62% Annual Annual N/A 10/27/2052 2,835 (98) — (98)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.99% Annual Annual N/A 10/21/2024 860 (5) — (5)

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2022 (unaudited)
See accompanying notes.

Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 3.17% Annual Annual N/A 10/21/2023 $ 860 $ 3 $ — $ 3
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 3.19% Annual Annual N/A 08/01/2025 7,820 (52) — (52)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.43% Annual Annual N/A 08/17/2052 130 2 — 2
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.49% Annual Annual N/A 09/20/2052 265 (1) — (1)
Harmonised Indices of Consumer
Prices Excluding Food and Energy
Pay 2.65% Annual Annual N/A 11/15/2052 EUR 105 1 — 1
Harmonised Indices of Consumer
Prices Excluding Food and Energy
Receive 2.56% Annual Annual N/A 10/15/2027 1,530 32 2 34
Harmonised Indices of Consumer
Prices Excluding Food and Energy
Pay 2.42% Annual Annual N/A 10/15/2032 1,530 (38) (3) (41)
Harmonised Indices of Consumer
Prices Excluding Food and Energy
Pay 5.76% Annual Annual N/A 11/15/2024 8,225 4 (1) 3
Harmonised Indices of Consumer
Prices Excluding Food and Energy
Pay 2.67% Annual Annual N/A 09/15/2032 685 (3) — (3)
Harmonised Indices of Consumer
Prices Excluding Food and Energy
Receive 3.08% Annual Annual N/A 09/15/2027 685 — — —
Harmonised Indices of Consumer
Prices Excluding Food and Energy
Pay 2.52% Annual Annual N/A 09/15/2052 205 (9) — (9)
Harmonised Indices of Consumer
Prices Excluding Food and Energy
Receive 4.04% Annual Annual N/A 11/15/2024 8,225 1 — 1
Harmonised Indices of Consumer
Prices Excluding Food and Energy
Receive 2.60% Annual Annual N/A 08/15/2052 105 2 — 2
Harmonised Indices of Consumer
Prices Excluding Food and Energy
Pay 2.44% Annual Annual N/A 08/15/2052 200 (16) — (16)
Harmonised Indices of Consumer
Prices Excluding Food and Energy
Pay 2.43% Annual Annual N/A 07/15/2052 200 (18) (1) (19)
Secured Overnight Financing Rate Receive 2.99% Annual Annual N/A 09/02/2032 $ 2,249 72 1 73
Secured Overnight Financing Rate Pay 3.41% Annual Annual N/A 11/21/2032 1,587 5 — 5
Secured Overnight Financing Rate Pay 2.78% Annual Annual N/A 07/05/2032 2,087 (100) — (100)
Secured Overnight Financing Rate Pay 3.47% Annual Annual N/A 11/18/2032 1,192 9 — 9
Secured Overnight Financing Rate Pay 3.58% Annual Annual N/A 11/16/2032 1,128 19 — 19
Secured Overnight Financing Rate Pay 3.56% Annual Annual N/A 11/14/2032 1,116 17 — 17
Secured Overnight Financing Rate Receive 3.81% Annual Annual N/A 11/15/2032 744 (27) — (27)
Secured Overnight Financing Rate Receive 3.82% Annual Annual N/A 11/15/2032 1,998 (75) — (75)
Secured Overnight Financing Rate Pay 2.83% Annual Annual N/A 07/05/2032 2,087 (92) — (92)
Secured Overnight Financing Rate Pay 2.71% Annual Annual N/A 07/06/2032 1,530 (83) — (83)
Secured Overnight Financing Rate Pay 3.83% Annual Annual N/A 10/27/2032 1,883 71 — 71
Secured Overnight Financing Rate Pay 2.62% Annual Annual N/A 07/07/2032 949 (59) — (59)
Secured Overnight Financing Rate Receive 3.94% Annual Annual N/A 10/25/2032 1,400 (66) — (66)
Secured Overnight Financing Rate Pay 2.60% Annual Annual N/A 07/26/2032 1,015 (66) — (66)
Secured Overnight Financing Rate Receive 3.85% Annual Annual N/A 10/21/2032 2,775 (110) — (110)
Secured Overnight Financing Rate Receive 2.75% Annual Annual N/A 08/23/2032 2,113 110 — 110
Secured Overnight Financing Rate Receive 3.62% Annual Annual N/A 10/17/2032 1,648 (33) — (33)
Secured Overnight Financing Rate Receive 3.65% Annual Annual N/A 10/14/2032 790 (18) — (18)
Secured Overnight Financing Rate Receive 3.62% Annual Annual N/A 10/12/2032 1,977 (40) — (40)
Secured Overnight Financing Rate Pay 3.41% Annual Annual N/A 10/05/2032 784 2 — 2
Secured Overnight Financing Rate Receive 3.56% Annual Annual N/A 10/03/2032 2,998 (46) — (46)
Secured Overnight Financing Rate Receive 3.47% Annual Annual N/A 09/30/2032 1,998 (16) — (16)
Secured Overnight Financing Rate Receive 2.93% Annual Annual N/A 09/01/2032 2,126 80 — 80
Secured Overnight Financing Rate Pay 2.92% Annual Annual N/A 09/02/2032 600 (23) — (23)
Secured Overnight Financing Rate Receive 2.93% Annual Annual N/A 09/02/2032 2,249 83 — 83
Secured Overnight Financing Rate Receive 3.08% Annual Annual N/A 09/09/2032 1,332 33 — 33
Secured Overnight Financing Rate Pay 3.48% Annual Annual N/A 10/04/2032 1,382 12 — 12
Total $ (601) $ (2) $ (603)
Amounts in thousands.
(a)     Forward swap.

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2022 (unaudited)
See accompanying notes.

Total Return Swaps
Counterparty Reference Entity Contracts
Pay/Receive
Positive
Return
Financing
Rate
Payment
Frequency
Expiration
Date
Notional
Amount
Upfront
Payments/
(Receipts)
Value and Unrealized
Appreciation/
(Depreciation)
Asset ---- Liability
Bank of America NA Refinitiv/CoreCommodity
CRB 3-Month Forward
Index Total Return
(a)
1,471 Receive UST 13 Week Bill
High Discount Rate
+ 0.25%
Monthly 05/01/2023 $ 1,294 $ — $ — $ (5)
Bank of America NA Refinitiv/CoreCommodity
CRB 3-Month Forward
Index Total Return
(a)
63,533 Receive UST 13 Week Bill
High Discount Rate
+ 0.25%
Monthly 05/01/2023 55,869 — — (212)
Bank of America NA Refinitiv/CoreCommodity
CRB 3-Month Forward
Index Total Return
(a)
72,825 Receive UST 13 Week Bill
High Discount Rate
+ 0.25%
Monthly 05/01/2023 64,040 — — (243)
Bank of America NA Refinitiv/CoreCommodity
CRB 3-Month Forward
Index Total Return
(a)
7,819 Receive UST 13 Week Bill
High Discount Rate
+ 0.25%
Monthly 05/01/2023 6,875 — — (26)
Bank of America NA Refinitiv/CoreCommodity
CRB 3-Month Forward
Index Total Return
(a)
16,638 Receive UST 13 Week Bill
High Discount Rate
+ 0.25%
Monthly 05/01/2023 14,631 — — (55)
Bank of America NA Refinitiv/CoreCommodity
CRB 3-Month Forward
Index Total Return
(a)
33,090 Receive UST 13 Week Bill
High Discount Rate
+ 0.25%
Monthly 05/01/2023 29,098 — — (110)
Citigroup Inc Refinitiv/CoreCommodity
CRB 3-Month Forward
Index Total Return
(a)
64,274 Receive UST 13 Week Bill
High Discount Rate
+ 0.24%
Monthly 05/01/2023 56,520 — — (214)
Citigroup Inc Refinitiv/CoreCommodity
CRB 3-Month Forward
Index Total Return
(a)
81,767 Receive UST 13 Week Bill
High Discount Rate
+ 0.24%
Monthly 05/01/2023 71,903 — — (272)
Citigroup Inc Refinitiv/CoreCommodity
CRB 3-Month Forward
Index Total Return
(a)
37,955 Receive UST 13 Week Bill
High Discount Rate
+ 0.24%
Monthly 05/01/2023 33,376 — — (126)
Citigroup Inc Refinitiv/CoreCommodity
CRB 3-Month Forward
Index Total Return
(a)
89,011 Receive UST 13 Week Bill
High Discount Rate
+ 0.24%
Monthly 05/01/2023 78,274 — — (296)
UBS AG Refinitiv/CoreCommodity
CRB 3-Month Forward
Index Total Return
(a)
46,602 Receive UST 13 Week Bill
High Discount Rate
+ 0.25%
Monthly 05/01/2023 40,980 — — (155)
Total $ — $ — $ (1,714)
Amounts in thousands except contracts.
(a) All or a portion of this security is owned by the DRA Cayman Corporation, which is a 100% owned subsidiary of the fund.

Schedule of Investments
Edge MidCap Fund
November 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .31 % Shares Held Value (000's)
Money Market Funds - 2 .31%
BlackRock Liquidity FedFund - Institutional
Class 3.55%
(a),(b)
258,000 $ 258
Principal Government Money Market Fund -
Institutional Class 3.57%
(a),(c)
2,106,452 2,106
$ 2,364
TOTAL INVESTMENT COMPANIES $ 2,364
COMMON STOCKS - 97 .72 % Shares Held Value (000's)
Advertising - 1 .92%
Interpublic Group of Cos Inc/The 57,560 $ 1,978
Automobile Parts & Equipment - 2 .25%
Autoliv Inc 26,096 2,307
Banks - 3 .59%
Bank OZK 37,444 1,728
Cullen/Frost Bankers Inc 13,430 1,948
$ 3,676
Building Materials - 2 .09%
Lennox International Inc 8,205 2,137
Chemicals - 3 .38%
FMC Corp 26,492 3,461
Commercial Services - 2 .58%
Morningstar Inc 10,749 2,635
Computers - 2 .39%
Amdocs Ltd 27,543 2,447
Consumer Products - 4 .84%
Avery Dennison Corp 18,313 3,541
WD-40 Co
(d)
8,437 1,413
$ 4,954
Diversified Financial Services - 0 .88%
Hamilton Lane Inc 12,188 900
Electric - 2 .65%
Alliant Energy Corp 48,208 2,714
Electrical Components & Equipment - 3 .42%
Energizer Holdings Inc 19,311 658
Littelfuse Inc 11,529 2,842
$ 3,500
Hand & Machine Tools - 6 .75%
Lincoln Electric Holdings Inc 23,977 3,546
Snap-on Inc 13,933 3,352
$ 6,898
Healthcare - Products - 7 .51%
Bio-Techne Corp 32,096 2,728
STERIS PLC 15,604 2,898
Teleflex Inc 8,791 2,058
$ 7,684
Healthcare - Services - 2 .59%
Universal Health Services Inc 20,259 2,651
Insurance - 4 .81%
Fidelity National Financial Inc 66,915 2,701
Kinsale Capital Group Inc 3,715 1,145
Markel Corp
(e)
816 1,081
$ 4,927
Internet - 0 .91%
Rightmove PLC 136,403 926
Leisure Products & Services - 6 .21%
Brunswick Corp/DE 36,104 2,679
Peloton Interactive Inc
(e)
24,637 280
YETI Holdings Inc
(e)
75,356 3,383
$ 6,342
Machinery - Diversified - 3 .18%
Nordson Corp 13,739 3,249
Media - 0 .74%
Cable One Inc 1,040 753
COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas - 4 .95%
Coterra Energy Inc 56,573 $ 1,579
Helmerich & Payne Inc 33,348 1,703
HF Sinclair Corp 28,572 1,782
$ 5,064
REITs - 7 .43%
Alexandria Real Estate Equities Inc 16,931 2,635
Equity LifeStyle Properties Inc 31,546 2,095
STORE Capital Corp 22,769 726
Terreno Realty Corp 36,462 2,138
$ 7,594
Retail - 3 .25%
Tractor Supply Co 14,713 3,330
Savings & Loans - 1 .79%
Washington Federal Inc 51,885 1,830
Semiconductors - 3 .83%
MKS Instruments Inc 11,909 999
Teradyne Inc 31,197 2,916
$ 3,915
Software - 7 .84%
Black Knight Inc
(e)
6,434 399
Cloudflare Inc
(e)
10,453 514
Fair Isaac Corp
(e)
6,248 3,872
HubSpot Inc
(e)
2,141 649
Tyler Technologies Inc
(e)
7,565 2,592
$ 8,026
Transportation - 3 .39%
Expeditors International of Washington Inc 29,902 3,470
Water - 2 .55%
Essential Utilities Inc 54,026 2,606
TOTAL COMMON STOCKS $ 99,974
Total Investments $ 102,338
Other Assets and Liabilities -  (0.03)% (28)
TOTAL NET ASSETS - 100.00% $ 102,310
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $258 or
0.25% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $251 or 0.25% of net assets.
(e) Non-income producing security
Portfolio Summary  (unaudited)
Sector Percent
Industrial 18 .83%
Financial 18 .50%
Consumer, Non-cyclical 17 .52%
Technology 14 .06%
Consumer, Cyclical 11 .71%
Utilities 5 .20%
Energy 4 .95%
Communications 3 .57%
Basic Materials 3 .38%
Money Market Funds 2 .31%
Other Assets and Liabilities
( 0 .03 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
Edge MidCap Fund
November 30, 2022 (unaudited)
See accompanying notes.

Affiliated Securities August 31, 2022 Purchases Sales November 30, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 3.57% $ 1,662 $ 7,041 $ 6,597 $ 2,106
$ 1,662 $ 7,041 $ 6,597 $ 2,106
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 3.57% $ 15 $ — $ — $ —
$ 15 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 24.69% Shares Held Value (000's)
Closed-End Funds - 0.22%
Apollo Tactical Income Fund Inc 13,886 $ 172
Ares Dynamic Credit Allocation Fund Inc 6,383 78
BlackRock Debt Strategies Fund Inc 9,085 89
BlackRock Floating Rate Income Strategies Fund
Inc
6,525 78
DoubleLine Income Solutions Fund 6,507 78
First Trust Senior Floating Rate Income Fund II 8,544 87
Franklin Universal Trust 13,711 96
Invesco Senior Income Trust 20,396 80
Nuveen Credit Strategies Income Fund 33,083 177
Saba Capital Income & Opportunities Fund 10,973 90
$ 1,025
Exchange-Traded Funds - 3.82%
Invesco Optimum Yield Diversified Commodity
Strategy No K-1 ETF
20,500 353
iShares 0-5 Year TIPS Bond ETF 43,675 4,266
iShares Broad USD High Yield Corporate Bond
ETF
20,750 736
iShares Core MSCI Emerging Markets ETF 20,250 983
iShares Floating Rate Bond ETF 85,275 4,300
iShares MSCI EAFE Value ETF 13,950 648
iShares Russell 1000 Growth ETF 931 217
iShares Russell 2000 ETF 1,148 $ 215
iShares Russell 2000 Growth ETF 7,561 1,735
iShares Russell 2000 Value ETF 884 132
iShares Short Treasury Bond ETF 38,950 4,288
$ 17,873
Money Market Funds - 20.65%
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
3.63%
(a),(b),(c)
6,139,769 6,140
Principal Government Money Market Fund -
Institutional Class 3.57%
(b),(d)
90,525,971 90,526
$ 96,666
TOTAL INVESTMENT COMPANIES $ 115,564
COMMON STOCKS - 39.80% Shares Held Value (000's)
Advertising - 0.16%
Hakuhodo DY Holdings Inc 37,600 368
Interpublic Group of Cos Inc/The
(e)
2,205 76
Omnicom Group Inc
(e)
875 70
Publicis Groupe SA 389 26
Trade Desk Inc/The
(c),(f)
1,603 83
WPP PLC 11,931 125
$ 748
Aerospace & Defense - 0.34%
Airbus SE 2,474 284
General Dynamics Corp
(e)
1,416 357
Howmet Aerospace Inc
(e)
3,392 128
Lockheed Martin Corp
(e)
902 438
Northrop Grumman Corp 446 238
Spirit AeroSystems Holdings Inc 2,078 54
Thales SA 858 110
$ 1,609
Agriculture - 0.28%
Altria Group Inc
(e)
2,785 130
Archer-Daniels-Midland Co
(e)
1,247 122
Imperial Brands PLC 2,843 73
Japan Tobacco Inc 16,400 336
Philip Morris International Inc
(c),(e)
6,731 670
$ 1,331
Airlines - 0.11%
American Airlines Group Inc
(e),(f)
369 5
ANA Holdings Inc
(f)
17,300 373
United Airlines Holdings Inc
(e),(f)
3,605 159
$ 537
COMMON STOCKS (continued) Shares Held Value (000’s)
Apparel - 0.31%
Carter's Inc 736 $ 54
Crocs Inc
(f)
513 52
Dr Martens PLC 9,220 23
Kering SA 740 445
Kontoor Brands Inc 1,715 74
NIKE Inc
(e)
3,562 391
Steven Madden Ltd 3,255 112
Tapestry Inc
(e)
8,259 312
$ 1,463
Automobile Manufacturers - 0.65%
Cummins Inc
(c)
1,268 319
Ford Motor Co
(e)
9,813 136
General Motors Co
(e)
4,341 176
Honda Motor Co Ltd 20,400 497
Isuzu Motors Ltd 19,700 258
Mazda Motor Corp 27,200 216
Mercedes-Benz Group AG 1,515 103
PACCAR Inc
(c),(e)
5,392 571
REV Group Inc 5,411 75
Stellantis NV 20,369 321
Tesla Inc
(c),(f)
1,225 239
Volvo AB - B Shares 6,128 113
Volvo Car AB
(f)
7,166 36
$ 3,060
Automobile Parts & Equipment - 0.14%
BorgWarner Inc
(e)
6,177 263
Cie Generale des Etablissements Michelin SCA 4,639 130
Dana Inc 5,785 102
Gentherm Inc
(f)
1,313 94
Mobileye Global Inc
(f)
1,000 29
Visteon Corp
(f)
368 54
$ 672
Banks - 2.07%
Ameris Bancorp 1,504 80
Australia & New Zealand Banking Group Ltd 1,045 18
Banco Bilbao Vizcaya Argentaria SA 15,319 90
Bank of America Corp
(c),(e)
12,656 479
Bank OZK 1,391 64
Bankinter SA 7,399 49
Banner Corp 863 61
BAWAG Group AG
(f),(g)
904 47
Cadence Bank 4,653 134
Citigroup Inc
(e)
1,718 83
Citizens Financial Group Inc
(c)
3,726 158
DBS Group Holdings Ltd 6,000 157
DNB Bank ASA 19,488 381
FinecoBank Banca Fineco SpA 4,921 80
First Citizens BancShares Inc/NC 107 87
First Foundation Inc 2,117 30
First Hawaiian Inc 2,360 63
First Horizon Corp 2,149 53
First Interstate BancSystem Inc 1,967 86
First Republic Bank/CA
(e)
3,168 404
Flagstar Bancorp Inc 15,575 585
FNB Corp/PA 5,324 75
Goldman Sachs Group Inc/The
(e)
549 212
Home BancShares Inc/AR 3,569 91
HSBC Holdings PLC 33,187 203
ING Groep NV 10,752 130
JPMorgan Chase & Co
(c),(e)
4,475 618
KeyCorp
(e)
4,670 88
Lloyds Banking Group PLC 312,513 178
M&T Bank Corp 1,598 272
Mizuho Financial Group Inc 11,500 144
Morgan Stanley 223 21
National Bank of Canada 1,800 128
Nordea Bank Abp 35,775 376
OFG Bancorp 2,446 71
Old National Bancorp/IN 4,752 91

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Oversea-Chinese Banking Corp Ltd 49,000 $ 452
PNC Financial Services Group Inc/The
(c),(e)
2,351 396
Regions Financial Corp
(c)
9,018 209
Royal Bank of Canada 1,049 104
Sandy Spring Bancorp Inc 1,786 62
Signature Bank/New York NY
(e)
2,228 311
Skandinaviska Enskilda Banken AB 26,202 302
Standard Chartered PLC 16,474 123
Stellar Bancorp Inc 2,493 84
Sumitomo Mitsui Financial Group Inc 2,100 71
SVB Financial Group
(e),(f)
1,050 243
Swedbank AB 5,938 97
Synovus Financial Corp 1,598 67
Toronto-Dominion Bank/The 3,100 206
Truist Financial Corp
(c)
2,654 124
UBS Group AG 7,150 132
United Community Banks Inc/GA 2,217 86
United Overseas Bank Ltd 10,700 247
US Bancorp
(c),(e)
8,706 395
Veritex Holdings Inc 2,283 75
Wells Fargo & Co
(c)
626 30
$ 9,703
Beverages - 0.57%
Brown-Forman Corp - B Shares
(c)
6,356 464
Celsius Holdings Inc
(f)
453 50
Coca-Cola Co/The
(e)
8,240 525
Coca-Cola HBC AG
(f)
13,990 342
Constellation Brands Inc
(e)
323 83
Diageo PLC 971 45
Keurig Dr Pepper Inc
(e)
5,002 193
Kirin Holdings Co Ltd 18,000 284
Molson Coors Beverage Co
(e)
1,098 61
Monster Beverage Corp
(f)
552 57
PepsiCo Inc
(c),(e)
2,990 554
$ 2,658
Biotechnology - 0.72%
Abcam PLC
(f)
8,839 139
ACADIA Pharmaceuticals Inc
(f)
3,616 56
Akouos Inc
(f)
4,410 59
Amgen Inc
(c)
894 256
Biogen Inc
(c),(e),(f)
557 170
Blueprint Medicines Corp
(f)
532 25
Celldex Therapeutics Inc
(f)
2,550 95
Cytokinetics Inc
(f)
1,981 84
Genmab A/S
(f)
1,147 532
Gilead Sciences Inc
(c),(e)
4,639 408
Illumina Inc
(e),(f)
202 44
Immunocore Holdings PLC ADR
(f)
271 17
Incyte Corp
(c),(e),(f)
1,080 86
Intellia Therapeutics Inc
(f)
444 23
Intra-Cellular Therapies Inc
(f)
509 28
Karuna Therapeutics Inc
(f)
165 39
Kymera Therapeutics Inc
(f)
2,254 65
Moderna Inc
(e),(f)
1,562 275
Oyster Point Pharma Inc
(f)
20,509 229
PTC Therapeutics Inc
(f)
701 29
Regeneron Pharmaceuticals Inc
(e),(f)
151 113
REVOLUTION Medicines Inc
(f)
1,038 24
Rocket Pharmaceuticals Inc
(f)
788 15
Sage Therapeutics Inc
(f)
1,421 58
Seagen Inc
(f)
784 95
Syndax Pharmaceuticals Inc
(f)
494 12
United Therapeutics Corp
(f)
186 52
Vertex Pharmaceuticals Inc
(c),(e),(f)
1,050 332
$ 3,360
Building Materials - 0.76%
Apogee Enterprises Inc 1,572 76
Boise Cascade Co 1,430 106
Carrier Global Corp
(c)
3,191 142
COMMON STOCKS (continued) Shares Held Value (000’s)
Building Materials (continued)
Cemex SAB de CV ADR
(f)
19,313 $ 88
Cie de Saint-Gobain 3,689 170
CRH PLC 2,144 86
CRH PLC 2,466 99
Fortune Brands Home & Security Inc
(e)
3,261 213
Griffon Corp 28,900 1,021
Imerys SA 716 29
Johnson Controls International plc 4,042 268
Lennox International Inc 555 145
Marshalls PLC 9,837 34
Martin Marietta Materials Inc
(c)
97 36
Masco Corp
(e)
3,709 188
Owens Corning
(c)
6,668 592
Sika AG 694 177
Wienerberger AG 3,631 96
$ 3,566
Chemicals - 0.88%
Air Products and Chemicals Inc
(e)
477 148
Albemarle Corp 308 86
BASF SE 6,757 344
Borregaard ASA 3,054 49
Brenntag SE 1,832 116
Cabot Corp 1,208 89
Celanese Corp
(c),(e)
6,399 686
CF Industries Holdings Inc
(e)
1,439 156
Dow Inc
(e)
1,718 88
DuPont de Nemours Inc
(e)
856 60
Eastman Chemical Co
(e)
3,657 317
Ecolab Inc 1,544 231
Element Solutions Inc 5,324 104
FMC Corp 597 78
Linde PLC 810 272
LyondellBasell Industries NV
(c)
967 82
Mativ Holdings Inc 3,115 65
Minerals Technologies Inc 873 53
Mosaic Co/The
(e)
5,549 285
Nutrien Ltd 552 44
PPG Industries Inc 655 89
Quaker Chemical Corp 475 93
Rogers Corp
(f)
176 19
Sherwin-Williams Co/The 547 136
Shin-Etsu Chemical Co Ltd 1,500 194
Tosoh Corp 6,800 81
Umicore SA 1,362 49
Victrex PLC 5,039 109
Yara International ASA 125 6
$ 4,129
Commercial Services - 1.41%
Adtalem Global Education Inc
(f)
1,837 76
ALD SA
(g)
3,723 37
ALD SA - Rights
(f)
3,723 3
AMERCO
(c)
4,014 253
AMN Healthcare Services Inc
(f)
848 105
Ashtead Group PLC 385 24
Babcock International Group PLC
(f)
17,084 59
Block Inc
(f)
1,284 87
BrightView Holdings Inc
(f)
5,283 36
Bureau Veritas SA 6,808 179
Chegg Inc
(f)
2,909 87
Cintas Corp 395 182
Coor Service Management Holding AB
(g)
8,584 53
CoreCivic Inc
(f)
4,507 60
CoStar Group Inc
(f)
996 81
Cross Country Healthcare Inc
(f)
1,881 67
Deluxe Corp 2,052 40
Escrow Altegrity Inc NPV
(f)
461,427 1,744
Evo Payments Inc
(f)
1,692 57
FleetCor Technologies Inc
(c),(e),(f)
2,137 419
GMO Payment Gateway Inc 2,800 254

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
H&R Block Inc 1,530 $ 67
Hypoport SE
(f)
82 9
I3 Verticals Inc
(f)
3,459 91
Insperity Inc 968 115
Loomis AB 4,104 121
Medifast Inc 455 57
Monro Inc 3,405 155
Moody's Corp 202 60
Nihon M&A Center Holdings Inc 23,500 322
PayPal Holdings Inc
(e),(f)
4,951 389
PROG Holdings Inc
(f)
3,570 70
QinetiQ Group PLC 22,146 94
Robert Half International Inc
(e)
1,075 85
S&P Global Inc
(e)
801 283
Securitas AB 6,474 53
TriNet Group Inc
(f)
1,193 86
United Rentals Inc
(c),(f)
1,691 597
Verisk Analytics Inc
(e)
357 66
$ 6,623
Computers - 1.19%
Accenture PLC - Class A
(c)
2,233 673
Apple Inc
(c),(e)
20,851 3,087
Cognizant Technology Solutions Corp
(e)
1,120 70
Crowdstrike Holdings Inc
(c),(f)
1,037 122
DXC Technology Co
(e),(f)
3,419 101
EPAM Systems Inc
(e),(f)
38 14
ExlService Holdings Inc
(f)
350 66
Genpact Ltd 1,466 68
HP Inc
(e)
9,955 299
International Business Machines Corp
(e)
497 74
KnowBe4 Inc
(f)
3,879 96
Leidos Holdings Inc
(e)
2,377 260
Lumentum Holdings Inc
(f)
499 27
NetApp Inc
(e)
2,756 186
Otsuka Corp 2,600 87
Science Applications International Corp 593 65
Seagate Technology Holdings PLC 888 47
Stratasys Ltd
(f)
3,733 52
Teleperformance 665 152
Zscaler Inc
(c),(f)
242 32
$ 5,578
Consumer Products - 0.07%
Helen of Troy Ltd
(f)
651 64
Kimberly-Clark Corp
(e)
1,107 150
Reckitt Benckiser Group PLC 1,291 93
$ 307
Cosmetics & Personal Care - 0.26%
Colgate-Palmolive Co
(e)
4,213 326
Edgewell Personal Care Co 1,700 74
elf Beauty Inc
(f)
3,115 171
Procter & Gamble Co/The
(e)
3,646 544
Unilever PLC 2,316 116
$ 1,231
Distribution & Wholesale - 0.33%
Copart Inc
(e),(f)
3,010 200
Fastenal Co 1,452 75
IAA Inc
(f)
240 9
IMCD NV 368 54
LKQ Corp
(e)
2,808 153
MARR SpA 2,998 36
MRC Global Inc
(f)
9,499 112
RS GROUP PLC 6,978 78
Sumitomo Corp 19,900 326
Toyota Tsusho Corp 7,000 270
WESCO International Inc
(f)
720 93
WW Grainger Inc
(e)
208 125
$ 1,531
COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services - 1.24%
4L Technologies
(f),(h)
24,306 $ 1
Air Lease Corp 1,667 64
American Express Co
(e)
2,106 332
Apollo Global Management Inc 1,303 90
Banca Generali SpA 1,998 68
BlackRock Inc
(e)
410 294
Charles Schwab Corp/The
(e)
7,041 581
CME Group Inc
(e)
883 156
Cowen Inc 2,356 91
Credit Acceptance Corp
(f)
359 170
Daiwa Securities Group Inc 37,700 167
Element Comm Aviation
(f),(h),(i)
280 19
Enova International Inc
(f)
2,902 117
Euronext NV
(g)
831 64
Federal Agricultural Mortgage Corp 1,313 165
Franklin Resources Inc
(e)
6,859 184
Futu Holdings Ltd ADR
(c),(f)
2,498 154
Greenhill & Co Inc 7,783 73
Hamilton Lane Inc 948 70
Hannon Armstrong Sustainable Infrastructure
Capital Inc
1,473 48
Intercontinental Exchange Inc
(e)
2,475 268
Invesco Ltd 7,909 151
Mastercard Inc
(c),(e)
2,139 762
Nasdaq Inc
(e)
3,511 240
Navient Corp 3,418 57
PRA Group Inc
(f)
3,958 136
Radian Group Inc 4,001 78
Raymond James Financial Inc 809 95
Synchrony Financial
(c)
1,750 66
T Rowe Price Group Inc
(e)
2,788 348
Tradeweb Markets Inc 1,533 94
Visa Inc
(e)
2,529 549
VZ Holding AG 787 63
$ 5,815
Electric - 0.95%
AES Corp/The 3,358 97
Algonquin Power & Utilities Corp 14,100 106
Alliant Energy Corp
(c)
3,774 212
Ameresco Inc
(f)
485 32
Avangrid Inc 604 26
Brookfield Renewable Corp 3,700 120
CMS Energy Corp
(c)
2,163 132
Constellation Energy Corp
(e)
5,180 498
DTE Energy Co
(e)
1,475 171
Duke Energy Corp 1,128 113
E.ON SE 3,098 30
EDP - Energias de Portugal SA 24,364 116
EDP Renovaveis SA 690 16
Eversource Energy
(c)
1,602 133
Exelon Corp
(c),(e)
14,713 609
Iberdrola SA 16,631 188
NextEra Energy Inc 268 23
Northland Power Inc 6,600 187
NRG Energy Inc
(c),(e)
13,097 556
PG&E Corp
(e),(f)
1,112 17
Pinnacle West Capital Corp 591 46
Portland General Electric Co 1,448 71
PPL Corp
(c)
9,547 282
Public Service Enterprise Group Inc
(e)
3,600 218
Southern Co/The
(e)
4,366 295
WEC Energy Group Inc
(c)
1,640 163
$ 4,457
Electrical Components & Equipment - 0.44%
Acuity Brands Inc 503 95
AMETEK Inc
(c),(e)
2,690 383
Emerson Electric Co
(e)
10,503 1,006
Energizer Holdings Inc 2,141 73

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Electrical Components & Equipment (continued)
EnerSys 954 $ 72
Insteel Industries Inc 1,597 47
Novanta Inc
(f)
544 86
Schneider Electric SE 869 128
Signify NV
(g)
3,325 113
Universal Display Corp 299 34
$ 2,037
Electronics - 0.37%
Agilent Technologies Inc 570 88
Amphenol Corp
(e)
1,527 123
Assa Abloy AB 7,922 182
DiscoverIE Group PLC 7,429 75
FARO Technologies Inc
(f)
2,827 84
Fortive Corp
(e)
2,332 158
Garmin Ltd 119 11
Honeywell International Inc 1,449 318
Ibiden Co Ltd 3,900 160
LEM Holding SA 29 57
Mettler-Toledo International Inc
(e),(f)
36 53
Shimadzu Corp 3,900 120
Smart Metering Systems PLC 3,354 32
Spectris PLC 1,799 70
TDK Corp 3,200 115
TE Connectivity Ltd 799 101
$ 1,747
Energy - Alternate Sources - 0.02%
First Solar Inc
(f)
282 49
SolarEdge Technologies Inc
(e),(f)
187 56
$ 105
Engineering & Construction - 0.14%
Aeroports de Paris
(f)
596 92
Badger Infrastructure Solutions Ltd 3,595 76
Bouygues SA 2,561 79
Fluor Corp
(f)
3,180 107
Kajima Corp 12,400 140
Taisei Corp 200 6
Vinci SA 1,595 161
$ 661
Entertainment - 0.17%
Caesars Entertainment Inc
(c),(f)
2,659 135
CTS Eventim AG & Co KGaA
(f)
871 55
Deluxe Entertainment
(f),(h)
67,049 —
DraftKings Inc
(f)
2,889 44
Genting Singapore Ltd 266,000 174
Vail Resorts Inc
(c)
1,543 397
$ 805
Environmental Control - 0.15%
Befesa SA
(g)
996 43
Casella Waste Systems Inc
(f)
742 64
Pentair PLC 7,453 341
Waste Connections Inc
(c)
1,200 173
Waste Management Inc
(e)
617 103
$ 724
Food - 1.10%
AAK AB 4,411 74
Ajinomoto Co Inc 3,500 111
Calavo Growers Inc 2,376 83
Campbell Soup Co
(e)
3,037 163
Coles Group Ltd 3,182 37
Cranswick PLC 1,699 63
Empire Co Ltd 10,100 275
Fresh Market Inc - Escrow
(f),(h)
12,280 —
General Mills Inc
(c),(e)
6,796 579
George Weston Ltd 3,100 388
Hershey Co/The
(c),(e)
808 190
Jeronimo Martins SGPS SA 7,446 166
Kellogg Co
(c),(e)
9,929 725
Kesko Oyj 17,501 376
COMMON STOCKS (continued) Shares Held Value (000’s)
Food (continued)
Kraft Heinz Co/The
(c),(e)
5,634 $ 221
Kroger Co/The
(c),(e)
7,500 369
Loblaw Cos Ltd 300 27
Metro Inc/CN 1,200 69
Mondelez International Inc
(e)
3,301 223
Nestle SA 3,701 441
Nissin Foods Holdings Co Ltd 1,800 137
Saputo Inc 1,800 45
Tate & Lyle PLC 13,321 118
Tesco PLC 29,816 82
Tyson Foods Inc
(e)
2,979 198
$ 5,160
Food Service - 0.02%
Compass Group PLC 4,249 97
Forest Products & Paper - 0.12%
International Paper Co
(c),(e)
9,770 362
Smurfit Kappa Group PLC 4,006 146
West Fraser Timber Co Ltd 500 39
$ 547
Gas - 0.09%
New Jersey Resources Corp 2,553 127
UGI Corp
(c)
7,374 285
$ 412
Hand & Machine Tools - 0.06%
Kennametal Inc 2,887 76
Snap-on Inc
(e)
401 97
Techtronic Industries Co Ltd 7,416 90
$ 263
Healthcare - Products - 1.07%
Abbott Laboratories
(e)
4,394 472
ABIOMED Inc
(f)
2,072 783
Artivion Inc
(f)
5,098 65
Avantor Inc
(f)
3,235 72
Baxter International Inc 2,254 127
Boston Scientific Corp
(f)
1,932 87
ConvaTec Group PLC
(g)
22,135 62
Danaher Corp
(e)
1,949 533
DENTSPLY SIRONA Inc
(e)
10,973 332
DiaSorin SpA 202 27
Exact Sciences Corp
(f)
655 29
Globus Medical Inc
(f)
683 50
Hologic Inc
(e),(f)
1,728 132
Inari Medical Inc
(f)
785 58
Inspire Medical Systems Inc
(f)
525 127
Insulet Corp
(f)
443 133
Intuitive Surgical Inc
(f)
600 163
Koninklijke Philips NV 3,633 54
Lantheus Holdings Inc
(f)
1,383 86
Medtronic PLC 6,080 481
NuVasive Inc
(f)
1,441 56
PerkinElmer Inc
(e)
432 60
Shockwave Medical Inc
(f)
104 26
SI-BONE Inc
(f)
4,315 53
Smith & Nephew PLC 10,522 139
Stryker Corp 1,024 240
Sysmex Corp 1,300 80
Tecan Group AG 143 60
Teleflex Inc
(e)
1,440 337
Thermo Fisher Scientific Inc
(e)
143 81
$ 5,005
Healthcare - Services - 0.57%
Acadia Healthcare Co Inc
(f)
912 81
Centene Corp
(e),(f)
3,649 318
Elevance Health Inc
(e)
314 167
Encompass Health Corp 831 49
HCA Healthcare Inc
(e)
924 222
Humana Inc
(e)
592 326
Laboratory Corp of America Holdings
(e)
402 97

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services (continued)
LHC Group Inc
(f)
401 $ 65
Molina Healthcare Inc
(c),(f)
403 136
Signify Health Inc
(f)
17,546 502
UnitedHealth Group Inc
(c),(e)
1,318 721
$ 2,684
Holding Companies - Diversified - 4.04%
26 Capital Acquisition Corp
(f)
4,681 47
7 Acquisition Corp
(f)
4,005 41
Accelerate Acquisition Corp
(f)
15,021 151
Achari Ventures Holdings Corp I
(f)
5,451 55
African Gold Acquisition Corp
(f)
9,428 94
AfterNext HealthTech Acquisition Corp
(f)
18,125 181
Ahren Acquisition Corp
(f)
960 10
Alpha Partners Technology Merger Corp
(f)
4,617 46
ALSP Orchid Acquisition Corp I
(f)
5,797 59
AltEnergy Acquisition Corp
(f)
899 9
Altimeter Growth Corp 2
(f)
3,579 36
Amprius Technologies Inc - Warrants
(f)
3,707 1
Andretti Acquisition Corp
(f)
1,563 16
Angel Pond Holdings Corp
(f)
5,830 56
Anzu Special Acquisition Corp I
(f)
7,732 77
Apollo Strategic Growth Capital II
(f)
14,065 141
APx Acquisition Corp I
(f)
1,882 19
Ares Acquisition Corp
(f)
8,583 86
Ares Acquisition Corp - A Shares
(f)
5,786 58
Arrowroot Acquisition Corp
(f)
6,980 70
Arrowroot Acquisition Corp - Warrants
(f)
1,824 —
ARYA Sciences Acquisition Corp IV
(f)
8,745 88
Astrea Acquisition Corp
(f)
3,085 31
Athena Consumer Acquisition Corp
(f)
598 6
Athena Consumer Acquisition Corp - Warrants
(f)
300 —
Athena Technology Acquisition Corp II
(f)
2,989 30
Athlon Acquisition Corp
(f)
5,897 59
Atlas Crest Investment Corp II
(f)
11,571 117
Aura FAT Projects Acquisition Corp
(f)
5,105 52
Aurora Acquisition Corp
(f)
1,047 10
B Riley Principal 250 Merger Corp
(f)
5,091 50
Belong Acquisition Corp
(f)
635 6
Big Sky Growth Partners Inc
(f)
4,833 49
Bilander Acquisition Corp
(f)
3,159 31
BioPlus Acquisition Corp
(f)
3,994 41
Biotech Acquisition Co
(f)
4,527 45
bleuacacia ltd
(f)
11,627 116
BlueRiver Acquisition Corp
(f)
4,164 42
Brigade-M3 European Acquisition Corp
(f)
2,616 26
Bright Lights Acquisition Corp
(f)
6,873 69
Bullpen Parlay Acquisition Co
(f)
1,094 11
BurTech Acquisition Corp
(f)
8,290 84
BYTE Acquisition Corp - Warrants
(f)
42,462 1
Canna-Global Acquisition Corp
(f)
1,481 15
Cartesian Growth Corp
(f)
1,273 13
CARTESIAN GROWTH CORP II
(f)
2,344 24
Cartica Acquisition Corp
(f)
2,151 22
Catalyst Partners Acquisition Corp
(f)
19,496 195
Catcha Investment Corp
(f)
11,696 117
CF Acquisition Corp IV
(f)
13,970 140
Chain Bridge I
(f)
2,781 28
Churchill Capital Corp V
(f)
2,976 30
Churchill Capital Corp VII
(f)
25,558 255
CIIG Capital Partners II Inc
(f)
2,334 23
CIIG Capital Partners II Inc - Class A
(f)
16,342 164
Clarim Acquisition Corp
(f)
1,762 18
Class Acceleration Corp
(f)
5,878 59
Climate Real Impact Solutions II Acquisition
Corp
(f)
3,015 30
Cohn Robbins Holdings Corp
(f)
1,043 10
Colicity Inc
(f)
714 7
Coliseum Acquisition Corp
(f)
2,202 22
Compute Health Acquisition Corp
(f)
6,080 61
COMMON STOCKS (continued) Shares Held Value (000’s)
Holding Companies - Diversified (continued)
Compute Health Acquisition Corp - Warrants
(f)
1,520 $ —
Concord Acquisition Corp II
(f)
19,495 192
Concord Acquisition Corp III
(f)
11,725 119
Constellation Acquisition Corp I
(f)
1,649 17
Conyers Park III Acquisition Corp
(f)
4,555 45
Corazon Capital V838 Monoceros Corp
(f)
5,696 57
Corsair Partnering Corp
(f)
150 1
Crucible Acquisition Corp
(f)
9,806 99
D & Z Media Acquisition Corp
(f)
3,838 39
Decarbonization Plus Acquisition Corp IV
(f)
8,178 83
Deep Lake Capital Acquisition Corp
(f)
14,150 142
DHB Capital Corp
(f)
3,046 31
dMY Technology Group Inc VI
(f)
10,957 109
DP Cap Acquisition Corp I
(f)
1,297 13
Dragoneer Growth Opportunities Corp III
(f)
19,456 192
Edify Acquisition Corp
(f)
5,551 56
Elliott Opportunity II Corp
(f)
11,268 112
Embrace Change Acquisition Corp
(f)
2,707 28
Empowerment & Inclusion Capital I Corp
(f)
5,542 56
Enphys Acquisition Corp
(f)
42,178 418
Enterprise 4.0 Technology Acquisition Corp
(f)
898 9
Enterprise 4.0 Technology Acquisition Corp
(f)
974 10
ESGEN Acquisition Corp
(f)
1,049 11
ExcelFin Acquisition Corp
(f)
900 9
ExcelFin Acquisition Corp - Class A
(f)
4,364 44
Fat Projects Acquisition Corp
(f)
12,408 125
Fifth Wall Acquisition Corp III
(f)
6,837 68
Figure Acquisition Corp I
(f)
5,865 59
FinServ Acquisition Corp II
(f)
926 9
FinServ Acquisition Corp II - Class A
(f)
1,352 14
FinTech Acquisition Corp VI
(f)
6,664 67
Fintech Evolution Acquisition Group
(f)
2,211 22
Focus Impact Acquisition Corp
(f)
3,489 35
Fortistar Sustainable Solutions Corp
(f)
5,804 58
Fortress Capital Acquisition Corp
(f)
14,774 149
Forum Merger IV Corp
(f)
5,877 59
Freedom Acquisition I Corp
(f)
5,793 58
FTAC Athena Acquisition Corp
(f)
4,469 45
FTAC Emerald Acquisition Corp
(f)
4,347 43
FTAC Hera Acquisition Corp
(f)
2,741 28
FTAC Parnassus Acquisition Corp
(f)
19,470 194
FTAC Zeus Acquisition Corp
(f)
16,408 165
Fusion Acquisition Corp II
(f)
1,647 16
G Squared Ascend I Inc
(f)
12,392 125
G Squared Ascend I Inc - Warrants
(f)
1,415 —
Gesher I Acquisition Corp
(f)
2,721 28
Gesher I Acquisition Corp - Warrants
(f)
448 —
Glass Houses Acquisition Corp
(f)
2,596 26
Global Partner Acquisition Corp II
(f)
6,784 68
Goal Acquisitions Corp
(f)
31,661 315
Golden Falcon Acquisition Corp
(f)
21,781 219
Gores Holdings IX Inc
(f)
1,896 19
Gores Holdings VII Inc
(f)
22,172 221
Gores Holdings VIII Inc
(f)
11,560 115
Gores Technology Partners II Inc
(f)
4,998 50
Gores Technology Partners Inc
(f)
17,326 173
Green Visor Financial Technology Acquisition
Corp I
(f)
5,746 59
Group Nine Acquisition Corp
(f)
5,903 59
GX Acquisition Corp II
(f)
5,833 58
Hainan Manaslu Acquisition Corp
(f)
11,500 116
Hamilton Lane Alliance Holdings I Inc
(f)
3,604 36
Healthcare Services Acquisition Corp
(c),(f)
23,001 231
Hennessy Capital Investment Corp V
(f)
8,710 87
HH&L Acquisition Co
(f)
4,044 41
Highland Transcend Partners I Corp
(f)
11,540 116
Home Plate Acquisition Corp
(f)
5,185 52
Hudson Executive Investment Corp II
(f)
5,818 59
Iconic Sports Acquisition Corp
(f)
1,575 16

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Holding Companies - Diversified (continued)
Independence Holdings Corp
(f)
24,927 $ 250
Infinite Acquisition Corp
(f)
1,084 11
Infinite Acquisition Corp - A Shares
(f)
406 4
Inflection Point Acquisition Corp
(f)
955 10
Innovative International Acquisition Corp
(f)
3,131 32
INSU Acquisition Corp III
(f)
3,125 31
Iris Acquisition Corp
(f)
5,864 59
Jack Creek Investment Corp
(f)
1,832 18
Jardine Matheson Holdings Ltd 9,600 465
Jaws Hurricane Acquisition Corp
(f)
16,079 159
Jaws Juggernaut Acquisition Corp
(f)
2,040 20
Jaws Juggernaut Acquisition Corp - Class A
(f)
17,277 172
Jaws Mustang Acquisition Corp
(f)
8,749 88
Kadem Sustainable Impact Corp
(f)
3,501 35
Khosla Ventures Acquisition Co
(f)
17,800 177
Kismet Acquisition Three Corp - Class A
(f)
10,533 105
Kismet Acquisition Two Corp
(f)
14 —
KKR Acquisition Holdings I Corp - Class A
(f)
41,658 419
KKR Acquisition Holdings I Corp - Warrants
(f)
734 —
KL Acquisition Corp
(f)
12,951 130
L Catterton Asia Acquisition Corp
(f)
3,471 35
Landcadia Holdings IV Inc
(f)
6,848 69
Lazard Growth Acquisition Corp I
(f)
12,425 125
LDH Growth Corp I
(f)
3,131 31
Lead Edge Growth Opportunities Ltd
(f)
28,472 285
Leo Holdings Corp II
(f)
13,329 134
Live Oak Crestview Climate Acquisition Corp
(f)
3,003 29
Live Oak Mobility Acquisition Corp
(f)
15,277 152
Logistics Innovation Technologies Corp
(f)
7,552 75
Longview Acquisition Corp II
(f)
20,570 207
M3-Brigade Acquisition II Corp
(f)
2,570 26
M3-Brigade Acquisition III Corp
(f)
5,747 58
Macondray Capital Acquisition Corp I
(f)
4,047 41
Magnum Opus Acquisition Ltd
(f)
2,970 30
MDH Acquisition Corp
(f)
13,964 140
MedTech Acquisition Corp/NY
(f)
4,008 40
Mission Advancement Corp
(f)
4,950 50
Moringa Acquisition Corp
(f)
997 10
Motive Capital Corp II
(f)
11,171 114
Mount Rainier Acquisition Corp
(f)
4,633 47
Mountain & Co I Acquisition Corp
(f)
8,121 84
New Vista Acquisition Corp
(f)
10,476 105
New Vista Acquisition Corp - Class A
(f)
527 5
Newcourt Acquisition Corp
(f)
1,948 20
Newcourt Acquisition Corp - Class A
(f)
11,806 121
NewHold Investment Corp II
(f)
3,195 32
NightDragon Acquisition Corp
(f)
8,214 82
Noble Rock Acquisition Corp - Class A
(f)
8,070 81
North Atlantic Acquisition Corp
(f)
9,091 91
Northern Genesis Acquisition Corp III
(f)
3,024 30
Northern Star Investment Corp IV
(f)
10,960 109
Omega Alpha SPAC
(f)
9,021 90
One Equity Partners Open Water I Corp
(f)
8,242 83
Oxus Acquisition Corp
(f)
1,967 20
Peridot Acquisition Corp II
(f)
13,233 133
Pershing Square Tontine Holdings Ltd - Escrow
(f),(h)
3,910 —
Phoenix Biotech Acquisition Corp
(f)
898 9
Phoenix Biotech Acquisition Corp - Warrants
(f)
449 —
Pioneer Merger Corp
(f)
4,164 42
Pivotal Investment Corp III
(f)
8,771 88
Plum Acquisition Corp I
(f)
6,853 69
Pontem Corp
(f)
41,043 412
Post Holdings Partnering Corp
(f)
4,331 43
Power & Digital Infrastructure Acquisition II
Corp
(f)
548 5
Powered Brands
(f)
7 —
Project Energy Reimagined Acquisition Corp
(f)
4,437 44
PROOF Acquisition Corp I
(f)
3,456 35
COMMON STOCKS (continued) Shares Held Value (000’s)
Holding Companies - Diversified (continued)
Property Solutions Acquisition Corp II
(f)
1,110 $ 11
Prospector Capital Corp
(f)
15,403 155
Pyrophyte Acquisition Corp
(f)
1,200 12
Research Alliance Corp II
(f)
7,502 75
Revolution Healthcare Acquisition Corp
(f)
16,550 166
Rice Acquisition Corp II
(f)
3,215 32
Rigel Resource Acquisition Corp
(f)
3,709 38
RMG Acquisition Corp III
(f)
23,914 240
Rocket Internet Growth Opportunities Corp -
Class A
(f)
8,300 83
Rocket Internet Growth Opportunities Corp -
Warrants
(f)
1,313 —
Rose Hill Acquisition Corp
(f)
266 3
Ross Acquisition Corp II
(f)
10,344 104
Science Strategic Acquisition Corp Alpha
(f)
5,792 58
ScION Tech Growth II
(f)
8,649 87
Screaming Eagle Acquisition Corp - Class A
(f)
15,432 152
Screaming Eagle Acquisition Corp - Warrants
(f)
2,644 1
Seaport Calibre Materials Acquisition Corp
(f)
2,289 23
Semper Paratus Acquisition Corp
(f)
1,195 12
Semper Paratus Acquisition Corp
(f)
5,447 56
Senior Connect Acquisition Corp I
(f)
5,553 56
Simon Property Group Acquisition Holdings Inc
(f)
11,972 120
Slam Corp - Class A
(f)
11,647 117
Slam Corp - Warrants
(f)
1,062 —
Soar Technology Acquisition Corp
(f)
584 6
Soar Technology Acquisition Corp - A Shares
(f)
105 1
Social Capital Suvretta Holdings Corp II
(f)
10,363 103
Social Capital Suvretta Holdings Corp IV
(f)
13,484 134
Social Leverage Acquisition Corp I
(f)
5,752 58
Sports Ventures Acquisition Corp
(f)
3,659 37
SportsTek Acquisition Corp
(f)
911 9
Spree Acquisition Corp 1 Ltd
(f)
9,105 92
Spring Valley Acquisition Corp II
(f)
1,102 11
StoneBridge Acquisition Corp
(f)
4,556 46
Supernova Partners Acquisition Co III Ltd
(f)
8,842 89
SVF Investment Corp
(f)
12,239 123
SVF Investment Corp 2
(f)
16,440 165
Swire Pacific Ltd 11,000 86
Talon 1 Acquisition Corp
(f)
8,154 84
Target Global Acquisition I Corp
(f)
3,928 40
Tastemaker Acquisition Corp
(f)
598 6
TCV Acquisition Corp
(f)
12,270 122
Thrive Acquisition Corp
(f)
5,741 59
Thunder Bridge Capital Partners III Inc
(f)
16,589 167
Thunder Bridge Capital Partners IV Inc
(f)
6,818 67
Tio Tech A
(f)
2,220 22
Tishman Speyer Innovation Corp II
(f)
8,488 85
TLGY Acquisition Corp
(f)
9,046 93
TortoiseEcofin Acquisition Corp III
(f)
12,098 120
TPG Pace Beneficial II Corp
(f)
16,342 161
TZP Strategies Acquisition Corp
(f)
11,564 116
USHG Acquisition Corp
(f)
5,808 58
Valor Latitude Acquisition Corp
(f)
9,761 98
Valuence Merger Corp I
(f)
549 6
VectoIQ Acquisition Corp II
(f)
19,456 196
Viscogliosi Brothers Acquisition Corp
(f)
1,321 13
Warburg Pincus Capital Corp I-A
(f)
11,156 112
Waverley Capital Acquisition Corp 1
(f)
1,974 20
Williams Rowland Acquisition Corp
(f)
3,140 32
World Quantum Growth Acquisition Corp
(f)
3,602 36
XPAC Acquisition Corp
(f)
1,604 16
Zimmer Energy Transition Acquisition Corp
(f)
3,687 37
$ 18,888
Home Builders - 0.25%
DR Horton Inc
(e)
2,139 184
Lennar Corp - A Shares
(c),(e)
2,165 190
NVR Inc
(f)
57 264

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Home Builders (continued)
Sekisui Chemical Co Ltd 23,300 $ 329
Skyline Champion Corp
(f)
2,802 146
Thor Industries Inc 703 61
$ 1,174
Home Furnishings - 0.04%
iRobot Corp
(f)
1,025 53
MillerKnoll Inc 3,078 63
Whirlpool Corp
(e)
461 68
Xperi Inc
(f)
1,430 15
$ 199
Insurance - 1.80%
Aflac Inc
(e)
1,213 87
Allianz SE 1,093 233
Allstate Corp/The 1,088 146
American International Group Inc
(c)
5,285 334
Aon PLC 442 136
Arch Capital Group Ltd
(c),(f)
5,764 345
Assicurazioni Generali SpA 6,441 114
Assurant Inc
(e)
1,348 173
AXA SA 5,400 153
Beazley PLC 8,560 68
Berkshire Hathaway Inc - Class B
(c),(e),(f)
3,014 960
Brown & Brown Inc
(e)
2,401 143
Chubb Ltd
(c)
5,834 1,281
Equitable Holdings Inc 2,581 82
Everest Re Group Ltd
(c)
927 313
Fairfax Financial Holdings Ltd 600 344
Fidelity National Financial Inc
(c)
4,316 174
Globe Life Inc
(e)
1,797 216
Intact Financial Corp 800 120
Kemper Corp 1,245 71
Lancashire Holdings Ltd 9,555 69
Legal & General Group PLC 131,656 404
Loews Corp
(c),(e)
2,938 171
Markel Corp
(f)
187 248
Marsh & McLennan Cos Inc
(e)
2,680 464
MetLife Inc
(e)
4,399 337
MGIC Investment Corp 5,393 74
NMI Holdings Inc
(f)
3,623 78
ProAssurance Corp 3,042 61
Progressive Corp/The
(e)
2,308 305
SiriusPoint Ltd
(f)
11,532 75
Sompo Holdings Inc 2,100 93
Travelers Cos Inc/The
(c)
745 141
Voya Financial Inc 1,391 92
W R Berkley Corp
(e)
3,913 298
$ 8,403
Internet - 1.34%
Airbnb Inc
(f)
1,038 106
Alphabet Inc - A Shares
(c),(e),(f)
18,804 1,900
Alphabet Inc - C Shares
(f)
1,296 132
Amazon.com Inc
(e),(f)
11,206 1,082
Atea ASA
(f)
2,888 35
Booking Holdings Inc
(c),(e),(f)
224 466
CDW Corp/DE
(e)
210 40
Criteo SA ADR
(f)
1,803 49
DoorDash Inc - Class A
(c),(f)
2,579 150
eBay Inc
(e)
4,687 213
F5 Inc
(f)
636 98
GoDaddy Inc
(f)
1,028 81
Kakaku.com Inc 3,300 59
M3 Inc 300 9
Magnite Inc
(f)
10,499 117
Match Group Inc
(f)
1,323 67
MediaAlpha Inc
(f)
1,369 16
MercadoLibre Inc
(c),(f)
194 181
Meta Platforms Inc
(e),(f)
5,006 591
Netflix Inc
(e),(f)
894 273
Okta Inc
(c),(f)
687 37
COMMON STOCKS (continued) Shares Held Value (000’s)
Internet (continued)
Perficient Inc
(f)
352 $ 25
Poshmark Inc
(f)
5,776 103
Shopify Inc
(f)
200 8
Spotify Technology SA
(f)
437 35
VeriSign Inc
(c),(e),(f)
1,233 246
Z Holdings Corp 9,200 25
Ziff Davis Inc
(f)
622 57
ZOZO Inc 2,100 53
$ 6,254
Iron & Steel - 0.15%
BlueScope Steel Ltd 15,926 192
Carpenter Technology Corp 2,173 89
Nippon Steel Corp 10,400 167
Nucor Corp
(e)
827 124
Reliance Steel & Aluminum Co 520 110
$ 682
Leisure Products & Services - 0.04%
Carnival Corp
(f)
7,162 71
MIPS AB 498 19
Shimano Inc 200 35
Thule Group AB
(g)
1,641 39
$ 164
Lodging - 0.40%
Choice Hotels International Inc 1,218 150
Hilton Grand Vacations Inc
(f)
2,306 102
Hilton Worldwide Holdings Inc
(c)
234 33
Las Vegas Sands Corp
(f)
2,868 134
Marriott International Inc/MD
(e)
744 123
MGM Resorts International
(e)
6,930 255
Wynn Resorts Ltd
(c),(f)
12,700 1,063
$ 1,860
Machinery - Construction & Mining - 0.15%
Caterpillar Inc
(e)
2,198 519
Mitsubishi Electric Corp 18,900 190
$ 709
Machinery - Diversified - 0.56%
Altra Industrial Motion Corp 3,854 226
Applied Industrial Technologies Inc 1,016 135
Atlas Copco AB - A Shares 34,260 427
Burckhardt Compression Holding AG 105 57
Cactus Inc 1,571 85
Crane Holdings Co 1,100 117
Deere & Co
(e)
207 91
Dover Corp
(e)
757 107
Enovis Corp
(f)
380 21
Graco Inc 1,075 75
Ichor Holdings Ltd
(f)
2,031 61
IDEX Corp
(e)
1,220 290
Inficon Holding AG 50 44
Interpump Group SpA 1,140 51
Middleby Corp/The
(f)
614 89
Nordson Corp
(c),(e)
652 154
Otis Worldwide Corp
(c)
806 63
Rotork PLC 50,281 184
Spirax-Sarco Engineering PLC 200 27
Stabilus SE 1,088 70
Wartsila OYJ Abp 11,795 102
Westinghouse Air Brake Technologies Corp 1,189 120
Zurn Elkay Water Solutions Corp 1,827 44
$ 2,640
Media - 0.60%
Altice USA Inc
(f)
23,755 108
Cable One Inc 206 149
Charter Communications Inc
(e),(f)
827 324
Comcast Corp - Class A
(e)
8,178 300
Fox Corp - A Shares
(e)
3,480 113
iHeartMedia Inc
(f)
6,333 51
Liberty Broadband Corp - C Shares
(c),(f)
1,835 167

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Media (continued)
Liberty Global PLC - A Shares
(c),(f)
3,847 $ 77
News Corp - A Shares
(e)
3,074 59
Paramount Global - Class B
(e)
1,032 21
Shaw Communications Inc 14,061 384
TEGNA Inc
(c)
27,999 552
Walt Disney Co/The
(e),(f)
993 97
Warner Bros Discovery Inc
(e),(f)
5,879 67
Wolters Kluwer NV 3,171 349
$ 2,818
Metal Fabrication & Hardware - 0.01%
Troax Group AB 1,496 27
Mining - 0.88%
Barrick Gold Corp 6,190 101
Compass Minerals International Inc 1,417 63
Ecobat Holdings, Inc - Class B
(f)
2,998 1,994
Freeport-McMoRan Inc
(e)
1,805 72
Kinross Gold Corp 40,700 168
Livent Corp
(f)
5,460 153
MP Materials Corp
(f)
2,193 73
Newcrest Mining Ltd 1,599 22
Newmont Corp
(e)
779 37
Northern Star Resources Ltd 32,353 237
Rio Tinto PLC 2,878 194
Rio Tinto PLC ADR 1,451 99
South32 Ltd 14,499 40
Turquoise Hill Resources Ltd
(f)
8,632 272
Yamana Gold Inc 105,785 577
$ 4,102
Miscellaneous Manufacturers - 0.54%
3M Co
(e)
1,714 216
A O Smith Corp
(e)
891 54
Alfa Laval AB 3,099 89
Avon Protection PLC 2,114 27
Diploma PLC 2,059 71
General Electric Co
(e)
10,306 886
Hexpol AB 6,332 69
Illinois Tool Works Inc
(c),(e)
1,271 289
Materion Corp 903 73
Siemens AG 1,424 197
Sturm Ruger & Co Inc 1,206 66
Textron Inc
(c),(e)
4,893 349
Trane Technologies PLC 883 158
$ 2,544
Office & Business Equipment - 0.10%
Ricoh Co Ltd 7,300 58
Zebra Technologies Corp
(e),(f)
1,562 422
$ 480
Office Furnishings - 0.02%
Interface Inc 7,679 83
Oil & Gas - 1.27%
APA Corp
(e)
1,488 70
ARC Resources Ltd 800 12
Bellatrix Exploration Ltd
(f),(h)
94,641 —
California Resources Corp 2,144 97
Canadian Natural Resources Ltd 900 54
Canadian Natural Resources Ltd 2,327 139
Cenovus Energy Inc 4,500 89
Chevron Corp
(c),(e)
3,865 708
Chord Energy Corp 687 105
ConocoPhillips
(c),(e)
2,470 305
Devon Energy Corp
(e)
1,982 136
Diamondback Energy Inc
(c),(e)
2,186 323
Eni SpA 20,552 306
EOG Resources Inc
(e)
1,368 195
EQT Corp
(e)
5,045 214
Equinor ASA 7,527 290
Exxon Mobil Corp
(c),(e)
9,060 1,009
Galp Energia SGPS SA 5,584 69
COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
Imperial Oil Ltd 1,900 $ 108
Marathon Oil Corp
(e)
6,676 204
Marathon Petroleum Corp
(e)
2,546 310
Nabors Industries Ltd
(f)
662 105
Nabors Industries Ltd - Warrants
(f)
333 10
Neste Oyj 581 30
Occidental Petroleum Corp
(e)
2,129 148
Parkland Corp 1,700 36
Patterson-UTI Energy Inc 4,405 79
Phillips 66
(c)
111 12
Pioneer Natural Resources Co
(e)
671 158
SM Energy Co 1,641 71
TotalEnergies SE 4,383 274
Tourmaline Oil Corp 100 6
Valero Energy Corp
(e)
1,324 177
Viper Energy Partners LP 2,302 76
$ 5,925
Oil & Gas Services - 0.21%
ChampionX Corp 2,163 67
DMC Global Inc
(f)
2,518 46
Halliburton Co
(e)
9,458 359
John Wood Group PLC
(f)
34,996 55
Liberty Energy Inc
(f)
6,660 110
Schlumberger Ltd
(c)
5,068 261
TechnipFMC PLC
(f)
5,654 70
$ 968
Packaging & Containers - 0.21%
Ball Corp 1,701 95
Packaging Corp of America
(e)
900 123
Sealed Air Corp
(c),(e)
5,355 285
Vidrala SA 673 56
Westrock Co
(c),(e)
11,518 437
$ 996
Pharmaceuticals - 1.44%
AbbVie Inc
(e)
908 146
Aclaris Therapeutics Inc
(f)
3,075 47
Alkermes PLC
(f)
875 22
AmerisourceBergen Corp
(e)
420 72
Arvinas Inc
(f)
983 40
Ascendis Pharma A/S ADR
(f)
234 29
AstraZeneca PLC ADR 1,761 120
Becton Dickinson and Co 208 52
Bristol-Myers Squibb Co
(c),(e)
3,796 305
Cardinal Health Inc
(e)
2,713 217
Cigna Corp
(e)
582 191
CVS Health Corp
(c),(e)
1,936 197
Daiichi Sankyo Co Ltd 1,900 63
Dexcom Inc
(e),(f)
1,236 144
Elanco Animal Health Inc
(f)
1,779 23
Eli Lilly & Co 411 152
Grifols SA
(f)
11,223 120
GSK PLC 13,024 221
Johnson & Johnson
(c),(e)
4,662 830
McKesson Corp
(e)
395 151
Merck & Co Inc
(e)
3,650 402
Merck KGaA 350 64
Merus NV
(f)
4,205 64
Neurocrine Biosciences Inc
(c),(f)
1,507 191
Novartis AG 5,845 520
Novo Nordisk A/S 4,740 595
Ono Pharmaceutical Co Ltd 5,100 131
Organon & Co
(e)
6,998 182
Owens & Minor Inc 1,313 27
Pacira BioSciences Inc
(f)
2,472 119
Pfizer Inc
(c),(e)
12,845 644
Premier Inc 2,006 67
Roche Holding AG 1,131 370
Shionogi & Co Ltd 3,200 161
Verona Pharma PLC ADR
(f)
1,068 14

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Viatris Inc
(c)
604 $ 7
Virbac SA 152 39
$ 6,739
Pipelines - 0.18%
Cheniere Energy Inc 254 45
Enbridge Inc 2,700 112
Kinder Morgan Inc
(e)
13,281 254
ONEOK Inc
(c),(e)
2,358 158
Southcross Holdings
(f),(h)
615,976 —
Targa Resources Corp
(c)
3,633 270
Williams Cos Inc/The
(c)
734 25
$ 864
Private Equity - 0.02%
Onex Corp 1,800 95
Real Estate - 0.16%
Catena AB 1,356 48
CBRE Group Inc
(e)
1,319 105
Fastighets AB Balder
(f)
37,920 171
Marcus & Millichap Inc 2,185 81
McGrath RentCorp 686 67
PSP Swiss Property AG 483 54
Sekisui House Ltd 5,200 97
Shurgard Self Storage SA 1,169 51
Tricon Residential Inc 7,346 63
$ 737
REITs - 0.90%
Alexandria Real Estate Equities Inc
(e)
1,551 241
American Tower Corp
(e)
1,727 382
Americold Realty Trust Inc 2,523 75
Annaly Capital Management Inc 3,249 70
AvalonBay Communities Inc
(e)
1,285 225
Camden Property Trust
(c),(e)
1,615 194
CareTrust REIT Inc 4,036 80
Crown Castle Inc
(e)
282 40
Digital Realty Trust Inc
(e)
1,485 167
Equinix Inc 119 82
Extra Space Storage Inc
(e)
460 74
Federal Realty Investment Trust
(e)
774 86
Healthcare Realty Trust Inc
(c)
10,554 217
Healthpeak Properties Inc
(e)
4,441 117
Innovative Industrial Properties Inc 324 39
Medical Properties Trust Inc 1,210 16
Mid-America Apartment Communities Inc
(c),(e)
1,293 213
Pebblebrook Hotel Trust 4,256 71
Piedmont Office Realty Trust Inc 3,925 41
Prologis Inc
(e)
780 92
Public Storage
(e)
662 198
Realty Income Corp
(e)
3,359 212
Rithm Capital Corp 6,496 59
Ryman Hospitality Properties Inc 815 75
SBA Communications Corp
(e)
35 10
Simon Property Group Inc
(c),(e)
1,356 162
STORE Capital Corp 203 6
UDR Inc
(e)
2,806 116
UNITE Group PLC/The 4,379 49
Uniti Group Inc 10,313 79
VICI Properties Inc
(e)
7,851 268
Welltower Inc
(e)
2,335 166
Weyerhaeuser Co
(e)
8,412 275
$ 4,197
Retail - 1.34%
Alimentation Couche-Tard Inc 6,400 292
AutoZone Inc
(e),(f)
166 428
Bath & Body Works Inc
(e)
4,181 178
Best Buy Co Inc
(e)
3,873 330
CarMax Inc
(f)
2,218 154
Cazoo Group Ltd
(f)
5,166 1
Chipotle Mexican Grill Inc
(c),(f)
88 143
Costco Wholesale Corp 15 8
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Cracker Barrel Old Country Store Inc 700 $ 80
Dollar General Corp
(e)
319 82
Dollar Tree Inc
(f)
726 109
Domino's Pizza Inc 251 98
Europris ASA
(g)
6,922 44
Fast Retailing Co Ltd 300 178
Genuine Parts Co
(e)
699 128
Home Depot Inc/The
(c),(e)
772 250
Industria de Diseno Textil SA 12,294 321
Lowe's Cos Inc
(c),(e)
2,481 528
Lululemon Athletica Inc
(f)
228 87
McDonald's Corp
(e)
1,877 512
Moncler SpA 2,309 120
O'Reilly Automotive Inc
(e),(f)
193 167
OVS SpA
(g)
17,063 39
Ross Stores Inc
(e)
3,101 365
Sportsman's Warehouse Holdings Inc
(f)
3,007 30
Starbucks Corp
(e)
2,596 265
Target Corp
(e)
243 41
Texas Roadhouse Inc 739 73
TJX Cos Inc/The 5,844 468
Ulta Beauty Inc
(e),(f)
327 152
Walgreens Boots Alliance Inc
(e)
1,475 61
Walmart Inc
(e)
1,930 294
WH Smith PLC
(f)
3,214 55
Wingstop Inc 528 87
Yum! Brands Inc
(e)
686 88
$ 6,256
Savings & Loans - 0.04%
Berkshire Hills Bancorp Inc 2,200 69
Pacific Premier Bancorp Inc 2,188 81
WSFS Financial Corp 1,228 59
$ 209
Semiconductors - 1.64%
Advantest Corp 4,200 286
Applied Materials Inc
(e)
2,735 300
ASML Holding NV 1,165 711
BE Semiconductor Industries NV 940 61
Broadcom Inc
(c),(e)
1,509 831
Hensoldt AG 2,129 50
KLA Corp
(e)
401 158
Lam Research Corp
(e)
855 404
Marvell Technology Inc
(c)
4,098 191
Microchip Technology Inc
(e)
2,806 223
Micron Technology Inc
(c),(e)
10,016 578
MKS Instruments Inc 353 30
Monolithic Power Systems Inc
(c)
729 278
NVIDIA Corp 592 100
NXP Semiconductors NV
(c)
2,788 490
ON Semiconductor Corp
(e),(f)
4,435 333
Qorvo Inc
(e),(f)
2,793 277
QUALCOMM Inc
(c),(e)
4,904 620
Samsung Electronics Co Ltd 846 41
Silicon Motion Technology Corp ADR
(c)
13,320 840
Skyworks Solutions Inc
(c)
1,639 157
SOITEC
(f)
357 58
STMicroelectronics NV 5,360 207
SUMCO Corp 10,100 151
Synaptics Inc
(f)
581 62
Texas Instruments Inc
(c)
638 115
Tower Semiconductor Ltd
(f)
2,408 107
$ 7,659
Software - 2.37%
1Life Healthcare Inc
(c),(f)
8,615 146
Activision Blizzard Inc
(c),(e)
12,042 891
Adeia Inc 7,148 79
Adobe Inc
(e),(f)
1,191 411
Agilysys Inc
(f)
1,515 101
ANSYS Inc
(e),(f)
147 37

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Autodesk Inc
(e),(f)
145 $ 29
Bill.com Holdings Inc
(c),(f)
862 104
Black Knight Inc
(f)
1,638 102
Box Inc
(f)
2,683 74
Broadridge Financial Solutions Inc
(e)
199 30
Cadence Design Systems Inc
(e),(f)
185 32
Cloudflare Inc
(c),(f)
712 35
Consensus Cloud Solutions Inc
(f)
1,629 92
Constellation Software Inc/Canada 180 290
Dassault Systemes SE 7,892 294
Datadog Inc
(c),(f)
1,150 87
Dynatrace Inc
(c),(f)
3,574 138
Electronic Arts Inc
(e)
451 59
Fidelity National Information Services Inc 1,169 85
Five9 Inc
(f)
850 54
HubSpot Inc
(c),(f)
297 90
Jack Henry & Associates Inc
(e)
690 131
Jamf Holding Corp
(f)
2,745 58
Manhattan Associates Inc
(f)
376 47
Microsoft Corp
(c),(e)
11,510 2,937
MINDBODY Inc
(f),(h)
9,229 337
NextGen Healthcare Inc
(f)
2,971 62
Oracle Corp
(e)
2,806 233
Paychex Inc
(c)
753 93
Paycom Software Inc
(c),(f)
1,059 359
RingCentral Inc
(f)
1,380 51
Roper Technologies Inc
(e)
77 34
Salesforce Inc
(c),(e),(f)
3,676 589
SAP SE 471 52
ServiceNow Inc
(e),(f)
182 76
Snowflake Inc - Class A
(c),(f)
368 53
Square Enix Holdings Co Ltd 400 18
Synopsys Inc
(e),(f)
78 26
Take-Two Interactive Software Inc
(e),(f)
428 45
Topicus.com Inc
(f)
280 16
Veeva Systems Inc
(c),(f)
1,155 220
Verra Mobility Corp
(f)
5,854 93
VMware Inc
(c),(f)
12,999 1,579
WiseTech Global Ltd 10,501 420
Workday Inc
(c),(f)
1,005 169
Xero Ltd
(f)
115 6
ZoomInfo Technologies Inc
(c),(f)
5,150 147
$ 11,111
Storage & Warehousing - 0.01%
ID Logistics Group
(f)
124 35
Telecommunications - 0.97%
Arista Networks Inc
(f)
1,052 146
AT&T Inc
(c),(e)
44,109 850
Calix Inc
(f)
1,666 119
Cisco Systems Inc
(c),(e)
14,025 697
Corning Inc
(e)
1,398 48
Hellenic Telecommunications Organization SA 6,595 102
InterDigital Inc 1,369 69
Koninklijke KPN NV 6,518 20
Lumen Technologies Inc
(e)
9,196 50
Motorola Solutions Inc
(c)
1,193 325
Nokia OYJ 10,988 54
Sierra Wireless Inc
(f)
16,603 487
SoftBank Corp 7,900 86
Switch Inc 26,536 909
Telefonaktiebolaget LM Ericsson 11,266 71
T-Mobile US Inc
(e),(f)
2,528 384
Verizon Communications Inc
(e)
3,243 126
$ 4,543
Toys, Games & Hobbies - 0.01%
Games Workshop Group PLC 416 37
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation - 1.32%
AP Moller - Maersk A/S - B 32 $ 69
Atlas Air Worldwide Holdings Inc
(f)
13,565 1,367
Atlas Corp
(c)
30,357 467
Aurizon Holdings Ltd 123,377 321
Canadian National Railway Co 1,353 174
Central Japan Railway Co 2,000 242
CSX Corp
(e)
2,455 80
Deutsche Post AG 3,712 148
Euronav NV
(f)
8,354 163
Expeditors International of Washington Inc
(e)
3,884 451
FedEx Corp
(e)
681 124
Grindrod Shipping Holdings Ltd 383 8
Heartland Express Inc 3,075 51
Kirby Corp
(f)
1,725 120
Knight-Swift Transportation Holdings Inc 2,039 113
Nippon Express Holdings Inc 3,300 196
Norfolk Southern Corp
(c),(e)
2,850 732
Old Dominion Freight Line Inc
(e)
461 140
TFI International Inc 1,200 130
Tobu Railway Co Ltd 5,400 130
Union Pacific Corp
(e)
1,615 351
United Parcel Service Inc
(c),(e)
3,129 593
$ 6,170
Water - 0.03%
Veolia Environnement SA 5,137 133
TOTAL COMMON STOCKS $ 186,326
CONVERTIBLE PREFERRED STOCKS
- 0.11% Shares Held Value (000's)
Pipelines - 0.02%
El Paso Energy Capital Trust I 4.75%,
03/31/2028
452 $ 21
Southcross Energy Series A 0.00%
(f),(h)
2,399,339 96
$ 117
Software - 0.02%
Clarivate PLC 5.25%, 06/01/2024 1,950 84
Telecommunications - 0.07%
2020 Cash Mandatory Exchangeable Trust
5.25%, 06/01/2023
(g)
262 322
TOTAL CONVERTIBLE PREFERRED STOCKS $ 523
PREFERRED STOCKS - 0.02% Shares Held Value (000's)
Apparel - 0.01%
Fossil Group Inc 7.00%, 11/30/2026 2,730 $ 46
Machinery - Construction & Mining - 0.01%
Babcock & Wilcox Enterprises Inc 6.50%,
12/31/2026
1,519 32
TOTAL PREFERRED STOCKS $ 78
BONDS - 27.52%
Principal
Amount (000's) Value (000's)
Advertising - 0.08%
Clear Channel Outdoor Holdings Inc
7.50%, 06/01/2029
(g)
$ 382 $ 284
Outfront Media Capital LLC / Outfront Media
Capital Corp
5.00%, 08/15/2027
(g)
110 100
$ 384
Aerospace & Defense - 0.32%
Boeing Co/The
3.38%, 06/15/2046 115 76
3.55%, 03/01/2038 30 22
3.63%, 03/01/2048 155 104
3.75%, 02/01/2050 15 11
5.15%, 05/01/2030 245 239
Bombardier Inc
7.88%, 04/15/2027
(g)
159 156
Embraer Netherlands Finance BV
5.05%, 06/15/2025 75 73
Leonardo US Holding Inc
6.25%, 01/15/2040
(g)
541 633

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Aerospace & Defense (continued)
TransDigm Inc
8.00%, 12/15/2025
(g)
$ 180 $ 183
$ 1,497
Agriculture - 0.08%
Darling Ingredients Inc
6.00%, 06/15/2030
(g)
10 10
Vector Group Ltd
10.50%, 11/01/2026
(g)
352 353
$ 363
Airlines - 0.06%
United Airlines 2019-2 Class B Pass Through
Trust
3.50%, 11/01/2029 329 283
United Airlines 2020-1 Class B Pass Through
Trust
4.88%, 07/15/2027 15 14
$ 297
Automobile Asset Backed Securities - 0.70%
Avid Automobile Receivables Trust 2019-1
3.14%, 07/15/2026
(g)
148 147
Avis Budget Rental Car Funding AESOP LLC
2.13%, 08/20/2027
(g)
350 290
Carvana Auto Receivables Trust 2021-N3
1.02%, 06/12/2028 94 91
Carvana Auto Receivables Trust 2021-N4
2.30%, 09/11/2028 100 90
Carvana Auto Receivables Trust 2021-P1
1.53%, 03/10/2027 140 120
Drive Auto Receivables Trust 2021-1
1.45%, 01/16/2029 220 205
DT Auto Owner Trust 2021-4
1.99%, 09/15/2027
(g)
115 101
DT Auto Owner Trust 2022-2
5.46%, 03/15/2028
(g)
150 141
Exeter Automobile Receivables Trust 2020-2
4.73%, 04/15/2026
(g)
140 139
First Investors Auto Owner Trust 2019-2
2.80%, 12/15/2025
(g)
75 73
3.88%, 01/15/2026
(g)
175 169
Flagship Credit Auto Trust 2022-1
3.64%, 03/15/2028
(g)
200 180
GLS Auto Receivables Issuer Trust 2021-4
2.48%, 10/15/2027
(g)
205 181
Hertz Vehicle Financing III LLC
4.85%, 06/25/2026
(g)
250 220
Prestige Auto Receivables Trust 2019-1
3.90%, 05/15/2026
(g)
145 142
Prestige Auto Receivables Trust 2021-1
2.08%, 02/15/2028
(g)
170 151
Santander Drive Auto Receivables Trust 2020-1
5.35%, 03/15/2028 385 382
Santander Drive Auto Receivables Trust 2021-4
1.67%, 10/15/2027 355 324
Westlake Automobile Receivables Trust 2022-2
5.48%, 09/15/2027
(g)
125 118
$ 3,264
Automobile Manufacturers - 0.64%
American Honda Finance Corp
1.50%, 01/13/2025 900 843
General Motors Co
5.40%, 04/01/2048 260 224
5.95%, 04/01/2049 150 139
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Manufacturers (continued)
General Motors Financial Co Inc
5.70%, 09/30/2030
(j),(k)
$ 35 $ 30
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.00%
5.75%, 09/30/2027
(j),(k)
100 85
3 Month USD LIBOR + 3.60%
6.50%, 09/30/2028
(j),(k)
75 65
3 Month USD LIBOR + 3.44%
Toyota Motor Credit Corp
1.45%, 01/13/2025 905 850
3.95%, 06/30/2025 385 378
4.40%, 09/20/2024 385 383
$ 2,997
Banks - 1.53%
Banco Mercantil del Norte SA/Grand Cayman
5.88%, 01/24/2027
(g),(j),(k),(l)
625 539
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.64%
5.88%, 01/24/2027
(j),(k),(l)
200 173
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.64%
Bank Hapoalim BM
3.26%, 01/21/2032
(g),(k),(l)
1,200 1,024
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.16%
Bank of America Corp
4.91%, 04/25/2025 380 377
Secured Overnight Financing Rate + 1.10%
Bank of New York Mellon Corp/The
4.44%, 04/25/2025 190 188
Secured Overnight Financing Rate + 0.62%
Barclays PLC
3.56%, 09/23/2035
(k)
495 376
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
4.38%, 03/15/2028
(j),(k),(l)
230 169
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.41%
Credit Suisse Group AG
2.19%, 06/05/2026
(g),(k)
250 211
Secured Overnight Financing Rate + 2.04%
6.44%, 08/11/2028
(g),(k)
250 227
Secured Overnight Financing Rate + 3.70%
Deutsche Bank AG/New York NY
3.73%, 01/14/2032
(k)
200 147
Secured Overnight Financing Rate + 2.76%
Goldman Sachs Group Inc/The
1.76%, 01/24/2025
(k)
440 419
Secured Overnight Financing Rate + 0.73%
International Bank of Azerbaijan OJSC
3.50%, 09/01/2024 825 794
Mitsubishi UFJ Financial Group Inc
5.06%, 09/12/2025
(k)
390 388
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.55%
Morgan Stanley
5.00%, 04/17/2025 380 377
Secured Overnight Financing Rate + 1.17%
Standard Chartered PLC
3.27%, 02/18/2036
(g),(k)
375 272
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.30%
7.75%, 08/15/2027
(g),(j),(k),(l)
850 809
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.98%

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
UniCredit SpA
2.57%, 09/22/2026
(g),(k)
$ 350 $ 308
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.30%
Wells Fargo & Co
5.16%, 04/25/2026 380 377
Secured Overnight Financing Rate + 1.32%
$ 7,175
Building Materials - 0.23%
Cemex SAB de CV
3.88%, 07/11/2031
(g)
200 163
5.13%, 06/08/2026
(g),(j)
475 418
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 9.07%
5.13%, 06/08/2026
(j),(k)
200 176
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.53%
5.20%, 09/17/2030
(g)
375 339
$ 1,096
Chemicals - 0.37%
Ashland LLC
3.38%, 09/01/2031
(g)
155 124
Braskem Netherlands Finance BV
4.50%, 01/31/2030
(g)
200 170
ICL Group Ltd
6.38%, 05/31/2038
(g)
300 296
Orbia Advance Corp SAB de CV
2.88%, 05/11/2031
(g)
205 161
Sasol Financing USA LLC
4.38%, 09/18/2026 500 454
5.50%, 03/18/2031 625 519
$ 1,724
Coal - 0.11%
CONSOL Energy Inc
11.00%, 11/15/2025
(g)
492 505
Commercial Mortgage Backed Securities - 0.63%
BPR Trust 2021-NRD
10.68%, 12/15/2023
(g)
140 127
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 6.87%
Citigroup Commercial Mortgage Trust
2014-GC21
5.11%, 05/10/2047
(g),(m)
135 120
COMM 2012-CCRE3 Mortgage Trust
3.92%, 10/15/2045
(g)
110 96
COMM 2012-LC4 Mortgage Trust
5.47%, 12/10/2044
(m)
10 9
CSMC 2014-USA OA LLC
4.37%, 09/15/2037
(g)
1,055 696
Morgan Stanley Capital I Trust 2011-C2
5.39%, 06/15/2044
(g),(m)
309 290
5.39%, 06/15/2044
(g),(m)
160 127
Starwood Retail Property Trust 2014-STAR
6.63%, 11/15/2027
(g),(h)
170 89
1.00 x 1 Month USD LIBOR + 2.75%
8.28%, 11/15/2027
(g),(h)
645 70
1.00 x 1 Month USD LIBOR + 4.40%
Wells Fargo Commercial Mortgage Trust
2013-LC12
4.43%, 07/15/2046
(m)
215 203
Wells Fargo Commercial Mortgage Trust
2016-C36
4.27%, 11/15/2059
(m)
100 77
WFRBS Commercial Mortgage Trust 2011-C3
5.42%, 03/15/2044
(g),(m)
330 132
WFRBS Commercial Mortgage Trust 2011-C4
4.99%, 06/15/2044
(g),(m)
845 755
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
WFRBS Commercial Mortgage Trust 2012-C7
4.81%, 06/15/2045
(m)
$ 66 $ 47
4.81%, 06/15/2045
(g),(m)
217 16
WFRBS Commercial Mortgage Trust 2014-C20
4.38%, 05/15/2047 100 86
$ 2,940
Commercial Services - 0.22%
Ahern Rentals Inc
7.38%, 05/15/2023
(g)
465 462
Global Payments Inc
2.90%, 11/15/2031 30 24
5.40%, 08/15/2032 15 14
MoneyGram International Inc
5.38%, 08/01/2026
(g)
470 474
TriNet Group Inc
3.50%, 03/01/2029
(g)
65 54
$ 1,028
Computers - 0.11%
NCR Corp
6.13%, 09/01/2029
(g)
289 281
Western Digital Corp
2.85%, 02/01/2029 140 111
4.75%, 02/15/2026 120 113
$ 505
Cosmetics & Personal Care - 0.03%
Natura Cosmeticos SA
4.13%, 05/03/2028
(g)
200 159
Credit Card Asset Backed Securities - 0.04%
Mercury Financial Credit Card Master Trust
1.54%, 03/20/2026
(g)
190 180
Diversified Financial Services - 0.65%
Aircastle Ltd
5.25%, 06/15/2026
(g),(j),(k)
60 44
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.41%
Ally Financial Inc
4.70%, 05/15/2026
(j),(k)
125 91
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.87%
4.70%, 05/15/2028
(j),(k)
185 123
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 3.48%
American Express Co
4.54%, 05/03/2024 380 379
Secured Overnight Financing Rate + 0.72%
Antares Holdings LP
2.75%, 01/15/2027
(g)
255 205
Aviation Capital Group LLC
1.95%, 01/30/2026
(g)
50 44
Capital One Financial Corp
5.16%, 05/09/2025 375 369
Secured Overnight Financing Rate + 1.35%
OneMain Finance Corp
3.50%, 01/15/2027 180 148
Rocket Mortgage LLC / Rocket Mortgage Co-
Issuer Inc
2.88%, 10/15/2026
(g)
1,060 904
3.63%, 03/01/2029
(g)
285 229
3.88%, 03/01/2031
(g)
5 4
4.00%, 10/15/2033
(g)
255 187
SOCAR Turkey Enerji AS via Steas Funding 1
DAC
7.23%, 03/17/2026 320 310
$ 3,037
Electric - 0.56%
Adani Electricity Mumbai Ltd
3.95%, 02/12/2030
(g)
525 392

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Alfa Desarrollo SpA
4.55%, 09/27/2051
(g)
$ 324 $ 237
Comision Federal de Electricidad
5.00%, 09/29/2036 524 455
Edison International
5.38%, 03/15/2026
(j),(k)
255 217
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.70%
Lamar Funding Ltd
3.96%, 05/07/2025 525 498
NextEra Energy Capital Holdings Inc
4.20%, 06/20/2024 385 380
NPC Ukrenergo
0.00%, 11/09/2028
(f),(g)
425 73
NRG Energy Inc
5.75%, 01/15/2028 200 192
Pacific Gas and Electric Co
4.30%, 03/15/2045 190 138
5.45%, 06/15/2027 45 44
$ 2,626
Energy - Alternate Sources - 0.08%
Energo-Pro AS
8.50%, 02/04/2027
(g)
425 389
Engineering & Construction - 0.20%
GMR Hyderabad International Airport Ltd
4.75%, 02/02/2026
(g)
200 184
HTA Group Ltd/Mauritius
7.00%, 12/18/2025
(g)
365 332
IEA Energy Services LLC
6.63%, 08/15/2029
(g)
140 130
IHS Holding Ltd
5.63%, 11/29/2026
(g)
275 217
TopBuild Corp
4.13%, 02/15/2032
(g)
80 64
$ 927
Entertainment - 0.29%
Allen Media LLC / Allen Media Co-Issuer Inc
10.50%, 02/15/2028
(g)
471 200
Everi Holdings Inc
5.00%, 07/15/2029
(g)
25 22
GENM Capital Labuan Ltd
3.88%, 04/19/2031
(g)
200 149
Scientific Games International Inc
7.00%, 05/15/2028
(g)
661 655
7.25%, 11/15/2029
(g)
75 73
Warnermedia Holdings Inc
3.76%, 03/15/2027
(g)
65 59
4.05%, 03/15/2029
(g)
50 44
4.28%, 03/15/2032
(g)
195 165
$ 1,367
Food - 0.19%
JBS USA LUX SA / JBS USA Food Co / JBS
USA Finance Inc
3.00%, 02/02/2029
(g)
70 59
MARB BondCo PLC
3.95%, 01/29/2031
(g)
360 279
Pilgrim's Pride Corp
5.88%, 09/30/2027
(g)
195 192
TreeHouse Foods Inc
4.00%, 09/01/2028 445 379
$ 909
Food Service - 0.28%
Aramark Services Inc
5.00%, 04/01/2025
(g)
152 148
6.38%, 05/01/2025
(g)
1,145 1,143
$ 1,291
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Forest Products & Paper - 0.12%
Resolute Forest Products Inc
4.88%, 03/01/2026
(g)
$ 581 $ 574
Healthcare - Services - 0.11%
Charles River Laboratories International Inc
3.75%, 03/15/2029
(g)
35 30
4.25%, 05/01/2028
(g)
30 27
HCA Inc
5.38%, 02/01/2025 120 120
5.88%, 02/15/2026 240 242
Molina Healthcare Inc
4.38%, 06/15/2028
(g)
80 73
Tenet Healthcare Corp
4.63%, 06/15/2028
(g)
5 5
6.13%, 10/01/2028
(g)
20 18
$ 515
Insurance - 0.10%
Athene Global Funding
1.72%, 01/07/2025
(g)
375 348
Global Atlantic Fin Co
4.40%, 10/15/2029
(g)
130 109
$ 457
Internet - 1.11%
Expedia Group Inc
2.95%, 03/15/2031 30 24
3.25%, 02/15/2030 30 26
Getty Images Inc
9.75%, 03/01/2027
(g)
1,544 1,525
Go Daddy Operating Co LLC / GD Finance Co
Inc
5.25%, 12/01/2027
(g)
105 100
Netflix Inc
4.88%, 04/15/2028 25 24
4.88%, 06/15/2030
(g)
230 217
5.38%, 11/15/2029
(g)
35 34
5.88%, 11/15/2028 145 147
6.38%, 05/15/2029 200 206
Prosus NV
3.26%, 01/19/2027
(g)
1,025 901
Tencent Holdings Ltd
3.68%, 04/22/2041 400 292
3.93%, 01/19/2038 600 469
Uber Technologies Inc
4.50%, 08/15/2029
(g)
440 383
6.25%, 01/15/2028
(g)
55 53
7.50%, 09/15/2027
(g)
785 789
8.00%, 11/01/2026
(g)
15 15
$ 5,205
Investment Companies - 0.34%
Ares Capital Corp
2.88%, 06/15/2028 165 135
3.20%, 11/15/2031 225 169
Barings BDC Inc
3.30%, 11/23/2026 125 106
Blackstone Secured Lending Fund
2.13%, 02/15/2027 450 376
FS KKR Capital Corp
3.13%, 10/12/2028 165 134
3.40%, 01/15/2026 390 355
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
5.25%, 05/15/2027 185 170
6.25%, 05/15/2026 10 10
6.38%, 12/15/2025 35 34
Owl Rock Capital Corp
2.88%, 06/11/2028 75 60

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Investment Companies (continued)
Owl Rock Technology Finance Corp
2.50%, 01/15/2027 $ 25 $ 20
$ 1,569
Iron & Steel - 0.15%
ABJA Investment Co Pte Ltd
5.45%, 01/24/2028 210 202
CSN Inova Ventures
6.75%, 01/28/2028
(g)
300 285
6.75%, 01/28/2028 200 190
$ 677
Leisure Products & Services - 0.17%
Carnival Corp
5.75%, 03/01/2027
(g)
546 406
NCL Corp Ltd
5.88%, 03/15/2026
(g)
105 86
5.88%, 02/15/2027
(g)
85 76
NCL Finance Ltd
6.13%, 03/15/2028
(g)
40 31
Royal Caribbean Cruises Ltd
4.25%, 07/01/2026
(g)
35 29
5.50%, 04/01/2028
(g)
205 167
$ 795
Lodging - 0.32%
Hilton Grand Vacations Borrower Escrow LLC /
Hilton Grand Vacations Borrower Esc
4.88%, 07/01/2031
(g)
30 25
Hilton Grand Vacations Borrower Escrow LLC /
Hilton Grand Vacations Borrower Escrow Inc
5.00%, 06/01/2029
(g)
105 91
Hilton Worldwide Finance LLC / Hilton
Worldwide Finance Corp
4.88%, 04/01/2027 105 101
Marriott Ownership Resorts Inc
4.50%, 06/15/2029
(g)
80 67
Melco Resorts Finance Ltd
5.25%, 04/26/2026 200 170
5.63%, 07/17/2027 200 164
5.75%, 07/21/2028 400 325
Studio City Finance Ltd
5.00%, 01/15/2029 400 283
Travel + Leisure Co
4.50%, 12/01/2029
(g)
100 81
4.63%, 03/01/2030
(g)
95 77
6.00%, 04/01/2027 10 9
6.63%, 07/31/2026
(g)
95 93
$ 1,486
Machinery - Construction & Mining - 0.07%
Caterpillar Financial Services Corp
0.95%, 01/10/2024 340 326
Machinery - Diversified - 0.07%
John Deere Capital Corp
0.90%, 01/10/2024 85 82
1.25%, 01/10/2025 130 121
Stevens Holding Co Inc
6.13%, 10/01/2026
(g)
121 122
$ 325
Media - 0.78%
CCO Holdings LLC / CCO Holdings Capital Corp
5.13%, 05/01/2027
(g)
905 857
5.50%, 05/01/2026
(g)
30 29
Cengage Learning Inc
9.50%, 06/15/2024
(g)
243 231
Charter Communications Operating LLC / Charter
Communications Operating Capital
2.30%, 02/01/2032 20 15
2.80%, 04/01/2031 50 40
4.40%, 04/01/2033 25 22
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Charter Communications Operating LLC / Charter
Communications Operating Capital   (continued)
4.40%, 12/01/2061 $ 955 $ 651
CSC Holdings LLC
4.63%, 12/01/2030
(g)
850 539
DISH DBS Corp
5.13%, 06/01/2029 175 115
5.25%, 12/01/2026
(g)
465 399
iHeartCommunications Inc
4.75%, 01/15/2028
(g)
320 276
8.38%, 05/01/2027 80 71
TEGNA Inc
4.63%, 03/15/2028 62 58
5.00%, 09/15/2029 390 365
$ 3,668
Mining - 0.45%
First Quantum Minerals Ltd
6.88%, 03/01/2026
(g)
405 391
7.50%, 04/01/2025
(g)
200 197
FMG Resources August 2006 Pty Ltd
4.50%, 09/15/2027
(g)
150 137
Freeport-McMoRan Inc
4.25%, 03/01/2030 85 76
4.63%, 08/01/2030 110 101
Glencore Funding LLC
2.85%, 04/27/2031
(g)
315 259
Stillwater Mining Co
4.00%, 11/16/2026
(g)
550 480
4.00%, 11/16/2026 200 174
4.50%, 11/16/2029
(g)
350 280
Volcan Cia Minera SAA
4.38%, 02/11/2026
(g)
30 26
$ 2,121
Miscellaneous Manufacturers - 0.08%
FXI Holdings Inc
12.25%, 11/15/2026
(g)
438 358
Mortgage Backed Securities - 0.44%
Alternative Loan Trust 2003-22CB
5.75%, 12/25/2033 55 53
Alternative Loan Trust 2004-16CB
5.50%, 07/25/2034 31 29
5.50%, 08/25/2034 32 30
Alternative Loan Trust 2004-J10
6.00%, 09/25/2034 68 64
Alternative Loan Trust 2005-J1
5.50%, 02/25/2025 19 18
Banc of America Alternative Loan Trust 2003-8
5.50%, 10/25/2033 34 32
Banc of America Funding 2005-7 Trust
5.75%, 11/25/2035 25 25
Banc of America Funding 2007-4 Trust
5.50%, 11/25/2034 32 28
Banc of America Mortgage 2005-A Trust
2.54%, 02/25/2035
(m)
11 10
BINOM Securitization Trust 2022-RPL1
3.00%, 02/25/2061
(g),(m)
140 100
CHL Mortgage Pass-Through Trust 2004-HYB4
3.89%, 09/20/2034
(m)
18 16
CIM Trust 2021-NR2
2.57%, 07/25/2059
(g),(m)
124 113
Connecticut Avenue Securities Trust 2020-R01
6.07%, 01/25/2040
(g)
46 45
1.00 x 1 Month USD LIBOR + 2.05%
Connecticut Avenue Securities Trust 2022-R06
6.27%, 05/25/2042
(g)
88 88
1.00 x 30 Day Average Secured Overnight
Financing Rate + 2.75%

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
CSFB Mortgage-Backed Pass-Through
Certificates Series 2003-27
5.75%, 11/25/2033 $ 23 $ 22
CSMC 2020-RPL3 Trust
2.69%, 03/25/2060
(g),(m)
139 131
DSLA Mortgage Loan Trust 2005-AR5
4.60%, 09/19/2045 91 56
1.00 x 1 Month USD LIBOR + 0.66%
Freddie Mac STACR REMIC Trust 2022-DNA4
5.75%, 05/25/2042
(g)
88 87
1.00 x 30 Day Average Secured Overnight
Financing Rate + 2.20%
GSR Mortgage Loan Trust 2005-4F
6.50%, 02/25/2035 32 30
IndyMac INDX Mortgage Loan Trust 2004-AR7
5.26%, 09/25/2034 76 65
1.00 x 1 Month USD LIBOR + 1.22%
IndyMac INDX Mortgage Loan Trust 2005-AR11
3.18%, 08/25/2035
(m)
342 272
Lehman XS Trust Series 2006-2N
4.56%, 02/25/2046 57 49
1.00 x 1 Month USD LIBOR + 0.52%
MASTR Alternative Loan Trust 2003-9
5.25%, 11/25/2033 20 19
MASTR Alternative Loan Trust 2004-5
5.50%, 06/25/2034 15 14
6.00%, 06/25/2034 20 19
MASTR Alternative Loan Trust 2004-8
6.00%, 09/25/2034 104 98
Merrill Lynch Mortgage Investors Trust Series
MLCC 2006-2
3.57%, 05/25/2036
(m)
4 4
PRPM 2021-2 LLC
2.12%, 03/25/2026
(g),(m)
70 64
PRPM 2021-3 LLC
1.87%, 04/25/2026
(g),(m)
150 132
PRPM 2021-9 LLC
2.36%, 10/25/2026
(g),(m)
121 107
Structured Adjustable Rate Mortgage Loan Trust
4.35%, 07/25/2035 365 232
1.00 x 1 Month USD LIBOR + 0.31%
$ 2,052
Office & Business Equipment - 0.05%
CDW LLC / CDW Finance Corp
2.67%, 12/01/2026 115 102
3.25%, 02/15/2029 140 119
4.25%, 04/01/2028 30 27
$ 248
Oil & Gas - 1.63%
Aker BP ASA
3.75%, 01/15/2030
(g)
210 186
Bellatrix Exploration 8.5 - Escrow
0.00%, 09/11/2023
(f),(h)
236 —
Bellatrix Exploration PIK - Escrow
0.00%, 12/15/2023
(f),(h)
257 —
Cobalt International Energy Inc
0.00%, 12/01/2023
(f)
4,635 67
Continental Resources Inc/OK
2.88%, 04/01/2032
(g)
55 42
5.75%, 01/15/2031
(g)
370 346
Energean Israel Finance Ltd
5.38%, 03/30/2028
(g)
880 807
EQT Corp
3.13%, 05/15/2026
(g)
30 28
3.63%, 05/15/2031
(g)
150 130
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
EQT Corp   (continued)
3.90%, 10/01/2027 $ 165 $ 153
5.00%, 01/15/2029 45 43
5.68%, 10/01/2025 45 45
Kosmos Energy Ltd
7.13%, 04/04/2026 400 356
7.50%, 03/01/2028
(g)
350 301
Leviathan Bond Ltd
5.75%, 06/30/2023
(g)
350 349
6.13%, 06/30/2025
(g)
580 570
6.50%, 06/30/2027
(g)
805 781
MC Brazil Downstream Trading SARL
7.25%, 06/30/2031
(g)
450 373
Occidental Petroleum Corp
5.55%, 03/15/2026 350 350
6.13%, 01/01/2031 5 5
7.88%, 09/15/2031 10 11
8.88%, 07/15/2030 10 12
OGX Austria GmbH
0.00%, 06/01/2018
(f),(g)
600 —
0.00%, 04/01/2022
(f),(g)
1,100 —
Ovintiv Inc
6.50%, 08/15/2034 20 21
6.50%, 02/01/2038 10 10
6.63%, 08/15/2037 40 41
7.20%, 11/01/2031 5 5
7.38%, 11/01/2031 5 5
8.13%, 09/15/2030 25 28
Petroleos Mexicanos
5.35%, 02/12/2028 525 438
5.95%, 01/28/2031 430 322
6.50%, 01/23/2029 150 126
6.63%, 06/15/2035 905 638
6.70%, 02/16/2032 475 367
6.75%, 09/21/2047 500 317
6.84%, 01/23/2030 300 246
Southwestern Energy Co
4.75%, 02/01/2032 25 22
YPF SA
6.95%, 07/21/2027
(g)
135 91
$ 7,632
Other Asset Backed Securities - 2.35%
510 Asset Backed 2021-NPL1 Trust
2.24%, 06/25/2061
(g),(m)
118 109
Accelerated Assets 2018-1 LLC
4.51%, 12/02/2033
(g)
76 73
Adams Outdoor Advertising LP
4.81%, 11/15/2048
(g)
676 641
AIM Aviation Finance Ltd
7.07%, 02/15/2040
(g),(m)
675 172
Allegro CLO VI Ltd
6.83%, 01/17/2031
(g)
250 229
1.00 x 3 Month USD LIBOR + 2.75%
American Homes 4 Rent 2014-SFR2 Trust
5.15%, 10/17/2036
(g)
280 270
6.23%, 10/17/2036
(g)
695 677
American Homes 4 Rent 2014-SFR3 Trust
6.42%, 12/17/2036
(g)
900 888
American Homes 4 Rent 2015-SFR1 Trust
5.64%, 04/17/2052
(g)
1,045 1,014
Barings Clo Ltd 2019-IV
6.88%, 01/15/2033
(g)
250 241
1.00 x 3 Month USD LIBOR + 2.80%
Blackbird Capital Aircraft Lease Securitization
Ltd 2016-1
4.21%, 12/16/2041
(g),(m)
169 138

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
CARLYLE US CLO 2017-4 Ltd
6.88%, 01/15/2030
(g)
$ 280 $ 248
1.00 x 3 Month USD LIBOR + 2.80%
CLI Funding VIII LLC
1.64%, 02/18/2046
(g)
329 277
DB Master Finance LLC
4.35%, 05/20/2049
(g)
203 183
Diamond Resorts Owner Trust 2018-1
4.53%, 01/21/2031
(g)
85 83
Diamond Resorts Owner Trust 2019-1
3.53%, 02/20/2032
(g)
76 74
Domino's Pizza Master Issuer LLC
2.66%, 04/25/2051
(g)
217 181
3.67%, 10/25/2049
(g)
195 164
4.12%, 07/25/2047
(g)
505 463
Elevation CLO 2017-6 Ltd
6.78%, 07/15/2029
(g)
250 242
1.00 x 3 Month USD LIBOR + 2.70%
Generate CLO 7 Ltd
8.12%, 01/22/2033
(g)
295 271
1.00 x 3 Month USD LIBOR + 3.80%
Greystone CRE Notes 2021-HC2 LTD
5.71%, 12/15/2039
(g)
110 107
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.91%
Hilton Grand Vacations Trust 2018-A
4.00%, 02/25/2032
(g)
29 28
HPEFS Equipment Trust
2.79%, 07/22/2030
(g)
500 491
HPEFS Equipment Trust 2020-1
2.26%, 02/20/2030
(g)
115 114
Kestrel Aircraft Funding Ltd
4.25%, 12/15/2038
(g)
312 263
Madison Park Funding XXVI Ltd
7.41%, 07/29/2030
(g)
255 237
1.00 x 3 Month USD LIBOR + 3.00%
Madison Park Funding XXX LTD
6.58%, 04/15/2029
(g)
255 243
1.00 x 3 Month USD LIBOR + 2.50%
Octagon Investment Partners XVI Ltd
9.83%, 07/17/2030
(g)
500 402
1.00 x 3 Month USD LIBOR + 5.75%
Octagon Investment Partners XXII Ltd
6.22%, 01/22/2030
(g)
250 234
1.00 x 3 Month USD LIBOR + 1.90%
OHA Credit Funding 3 LTD
10.49%, 07/02/2035
(g)
250 221
1.00 x 3 Month USD LIBOR + 6.25%
OHA Loan Funding 2013-1 Ltd
7.37%, 07/23/2031
(g)
275 254
1.00 x 3 Month USD LIBOR + 3.05%
OZLM XXIII Ltd
7.83%, 04/15/2034
(g)
390 352
1.00 x 3 Month USD LIBOR + 3.75%
Parallel 2017-1 Ltd
6.24%, 07/20/2029
(g)
305 288
1.00 x 3 Month USD LIBOR + 2.00%
Planet Fitness Master Issuer LLC
3.86%, 12/05/2049
(g)
267 220
Sierra Timeshare 2020-2 Receivables Funding
LLC
3.51%, 07/20/2037
(g)
32 31
S-Jets 2017-1 Ltd
3.97%, 08/15/2042
(g)
588 451
VCAT 2021-NPL5 LLC
1.87%, 08/25/2051
(g),(m)
77 70
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
VOLT XCIII LLC
1.89%, 02/27/2051
(g),(m)
$ 211 $ 189
VOLT XCVI LLC
2.12%, 03/27/2051
(g),(m)
128 114
Wendy's Funding LLC
4.08%, 06/15/2049
(g)
78 69
$ 11,016
Packaging & Containers - 0.17%
Mauser Packaging Solutions Holding Co
7.25%, 04/15/2025
(g)
858 783
Pharmaceuticals - 0.35%
Bausch Health Cos Inc
4.88%, 06/01/2028
(g)
45 28
5.00%, 01/30/2028
(g)
90 37
5.00%, 02/15/2029
(g)
10 4
5.25%, 01/30/2030
(g)
75 31
5.25%, 02/15/2031
(g)
205 86
6.25%, 02/15/2029
(g)
10 4
7.00%, 01/15/2028
(g)
20 8
Mallinckrodt International Finance SA /
Mallinckrodt CB LLC
10.00%, 04/15/2025
(g)
358 310
Teva Pharmaceutical Finance Netherlands II BV
6.00%, 01/31/2025 EUR 190 197
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/2026 $ 60 52
4.10%, 10/01/2046 1,420 880
$ 1,637
Pipelines - 0.41%
DCP Midstream Operating LP
5.38%, 07/15/2025 220 217
Galaxy Pipeline Assets Bidco Ltd
2.16%, 03/31/2034
(g)
532 449
2.16%, 03/31/2034 902 762
Genesis Energy LP / Genesis Energy Finance
Corp
5.63%, 06/15/2024 250 242
Hess Midstream Operations LP
4.25%, 02/15/2030
(g)
50 43
5.63%, 02/15/2026
(g)
50 49
Western Midstream Operating LP
3.35%, 02/01/2025 165 158
$ 1,920
Real Estate - 0.28%
Agile Group Holdings Ltd
6.05%, 10/13/2025 210 79
CFLD Cayman Investment Ltd
0.00%, 09/28/2022
(f)
205 17
China Evergrande Group
0.00%, 06/28/2025
(f)
200 12
Country Garden Holdings Co Ltd
3.13%, 10/22/2025 200 96
4.20%, 02/06/2026 600 272
7.25%, 04/08/2026 250 116
Kaisa Group Holdings Ltd
0.00%, 06/30/2024
(f)
400 37
0.00%, 04/16/2025
(f)
200 18
0.00%, 11/11/2025
(f)
200 18
0.00%, 06/01/2026
(f)
200 18
KWG Group Holdings Ltd
6.30%, 02/13/2026 210 39
MAF Global Securities Ltd
7.88%, 06/30/2027
(j),(k)
200 199
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.89%
Powerlong Real Estate Holdings Ltd
6.95%, 07/23/2023 200 20

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Real Estate (continued)
Sunac China Holdings Ltd
0.00%, 10/20/2024
(f)
$ 200 $ 24
0.00%, 01/26/2026
(f)
200 23
Times China Holdings Ltd
6.20%, 03/22/2026 210 17
WeWork Cos Inc
7.88%, 05/01/2025
(g)
219 112
WeWork Cos LLC / WW Co-Obligor Inc
5.00%, 07/10/2025
(g)
367 162
Yuzhou Group Holdings Co Ltd
0.00%, 08/12/2026
(f)
200 9
0.00%, 01/13/2027
(f)
400 20
Zhenro Properties Group Ltd
0.00%, 01/07/2026
(f)
200 6
$ 1,314
Regional Authority - 0.01%
Provincia de Buenos Aires/Government Bonds
72.85%, 04/12/2025
(g)
ARS 11,045 56
Argentina Deposit Rates Badlar Private
Banks ARS 30 to 35 Days + 3.75%
REITs - 0.42%
iStar Inc
4.25%, 08/01/2025 $ 874 853
4.75%, 10/01/2024 372 366
Ladder Capital Finance Holdings LLLP / Ladder
Capital Finance Corp
4.25%, 02/01/2027
(g)
135 118
National Health Investors Inc
3.00%, 02/01/2031 35 26
SBA Communications Corp
3.88%, 02/15/2027 260 240
VICI Properties LP / VICI Note Co Inc
4.25%, 12/01/2026
(g)
125 116
4.50%, 09/01/2026
(g)
90 84
4.63%, 06/15/2025
(g)
95 91
5.63%, 05/01/2024
(g)
70 69
$ 1,963
Retail - 0.09%
1011778 BC ULC / New Red Finance Inc
4.38%, 01/15/2028
(g)
255 232
Lithia Motors Inc
3.88%, 06/01/2029
(g)
75 63
Yum! Brands Inc
3.63%, 03/15/2031 130 108
$ 403
Semiconductors - 0.11%
Broadcom Inc
3.14%, 11/15/2035
(g)
80 59
4.15%, 11/15/2030 190 171
Micron Technology Inc
6.75%, 11/01/2029 285 297
$ 527
Software - 0.06%
Open Text Corp
6.90%, 12/01/2027
(g),(n)
60 60
Oracle Corp
3.95%, 03/25/2051 230 168
Playtika Holding Corp
4.25%, 03/15/2029
(g)
40 33
$ 261
Sovereign - 9.03%
1MDB Global Investments Ltd
4.40%, 03/09/2023 1,800 1,765
Angolan Government International Bond
8.00%, 11/26/2029 200 181
8.75%, 04/14/2032
(g)
1,100 989
8.75%, 04/14/2032 600 539
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Argentine Republic Government International
Bond
1.50%, 07/09/2035
(m)
$ 776 $ 181
3.50%, 07/09/2041
(m)
475 129
3.88%, 01/09/2038
(m)
275 82
Bahamas Government International Bond
6.00%, 11/21/2028 725 537
9.00%, 06/16/2029
(g)
200 164
Brazil Notas do Tesouro Nacional Serie F
10.00%, 01/01/2027 BRL 19,700 3,486
Colombia Government International Bond
3.00%, 01/30/2030 $ 825 620
3.13%, 04/15/2031 200 146
4.50%, 03/15/2029 825 703
Czech Republic Government Bond
1.00%, 06/26/2026 CZK 19,800 735
1.25%, 02/14/2025 14,600 571
2.40%, 09/17/2025 12,500 494
Dominican Republic International Bond
4.50%, 01/30/2030 $ 425 360
4.88%, 09/23/2032 550 454
6.00%, 02/22/2033
(g)
225 202
6.00%, 02/22/2033 225 202
Ecuador Government International Bond
2.50%, 07/31/2035
(m)
1,800 789
El Salvador Government International Bond
6.38%, 01/18/2027 325 136
7.63%, 09/21/2034 125 44
7.63%, 02/01/2041 450 165
7.65%, 06/15/2035 850 321
8.63%, 02/28/2029 400 170
Ghana Government International Bond
7.63%, 05/16/2029 200 74
Indonesia Treasury Bond
6.13%, 05/15/2028 IDR 13,400,000 825
6.38%, 08/15/2028 26,600,000 1,664
Iraq International Bond
5.80%, 01/15/2028 $ 1,788 1,602
Ivory Coast Government International Bond
4.88%, 01/30/2032 EUR 1,125 919
4.88%, 01/30/2032
(g)
900 735
5.88%, 10/17/2031 200 174
Mexican Bonos
7.75%, 11/23/2034 MXN 68,100 3,127
7.75%, 11/13/2042 14,500 642
Mexico Government International Bond
4.35%, 01/15/2047 $ 200 157
4.40%, 02/12/2052 200 154
4.88%, 05/19/2033 1,040 977
Oman Government International Bond
6.50%, 03/08/2047 600 535
6.75%, 01/17/2048 925 846
Peru Government Bond
5.94%, 02/12/2029 PEN 4,150 1,014
6.15%, 08/12/2032 2,450 574
Peruvian Government International Bond
6.95%, 08/12/2031 1,300 328
Republic of Poland Government Bond
0.00%, 07/25/2024
(f)
PLN 3,900 775
2.50%, 07/25/2026 4,000 763
Republic of South Africa Government Bond
8.88%, 02/28/2035 ZAR 53,800 2,629
Republic of South Africa Government
International Bond
5.00%, 10/12/2046 $ 400 287
5.38%, 07/24/2044 250 192
5.75%, 09/30/2049 775 589
7.30%, 04/20/2052 600 529

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Republic of Uzbekistan International Bond
4.75%, 02/20/2024 $ 600 $ 584
Romania Government Bond
4.85%, 07/25/2029 RON 2,400 430
5.00%, 02/12/2029 2,000 366
Romanian Government International Bond
1.38%, 12/02/2029 EUR 275 213
2.00%, 04/14/2033 875 615
3.62%, 05/26/2030 400 351
Saudi Government International Bond
4.50%, 10/26/2046 $ 1,475 1,294
4.63%, 10/04/2047 200 179
Senegal Government International Bond
4.75%, 03/13/2028 EUR 450 403
5.38%, 06/08/2037 325 229
6.25%, 07/30/2024 $ 200 188
6.75%, 03/13/2048 200 144
Sri Lanka Government International Bond
0.00%, 11/03/2025
(f)
1,400 434
0.00%, 07/18/2026
(f)
600 186
0.00%, 05/11/2027
(f)
200 61
State Agency of Roads of Ukraine
0.00%, 06/24/2030
(f),(g)
700 121
0.00%, 06/24/2030
(f)
200 35
Tunisian Republic
5.63%, 02/17/2024 EUR 225 193
5.75%, 01/30/2025 $ 250 183
6.38%, 07/15/2026 EUR 1,700 1,185
Ukraine Government International Bond
0.00%, 09/01/2026
(f)
$ 250 57
0.00%, 09/01/2027
(f)
200 46
0.00%, 09/01/2028
(f)
800 186
0.00%, 05/21/2031
(f),(g)
325 68
0.00%, 08/01/2041
(f),(m)
175 52
Zambia Government International Bond
0.00%, 04/14/2024
(f)
425 195
$ 42,274
Student Loan Asset Backed Securities - 0.27%
Navient Private Education Refi Loan Trust
2018-A
3.68%, 02/18/2042
(g)
140 132
Navient Private Education Refi Loan Trust
2018-C
4.22%, 06/16/2042
(g)
340 312
Navient Private Education Refi Loan Trust 2020-F
2.69%, 07/15/2069
(g)
100 79
Nelnet Student Loan Trust 2021-D
2.90%, 04/20/2062
(g)
100 80
SLM Private Credit Student Loan Trust 2003-A
7.34%, 06/15/2032 87 85
1.00 x US 28 Day Auction Rate + 0.00%
SLM Private Credit Student Loan Trust 2003-B
6.94%, 03/15/2033 300 290
1.00 x US 28 Day Auction Rate + 0.00%
SMB Private Education Loan Trust 2015-C
3.50%, 09/15/2043
(g)
100 94
SMB Private Education Loan Trust 2018-C
4.00%, 11/17/2042
(g)
100 88
SoFi Professional Loan Program 2020-ATrust
3.12%, 05/15/2046
(g)
160 125
$ 1,285
Supranational Bank - 0.14%
Africa Finance Corp
2.88%, 04/28/2028
(g)
600 490
2.88%, 04/28/2028 200 164
$ 654
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications - 0.44%
CommScope Inc
7.13%, 07/01/2028
(g)
$ 455 $ 353
CommScope Technologies LLC
5.00%, 03/15/2027
(g)
190 145
Connect Finco SARL / Connect US Finco LLC
6.75%, 10/01/2026
(g)
468 442
Kenbourne Invest SA
6.88%, 11/26/2024
(g)
221 204
SoftBank Group Corp
4.63%, 07/06/2028 200 164
Switch Ltd
3.75%, 09/15/2028
(g)
250 252
4.13%, 06/15/2029
(g)
120 121
Viasat Inc
5.63%, 04/15/2027
(g)
434 399
$ 2,080
TOTAL BONDS $ 128,841
CONVERTIBLE BONDS - 0.96%
Principal
Amount (000's) Value (000's)
Airlines - 0.09%
JetBlue Airways Corp
0.50%, 04/01/2026 $ 60 $ 45
Southwest Airlines Co
1.25%, 05/01/2025 285 370
$ 415
Biotechnology - 0.17%
BioMarin Pharmaceutical Inc
0.60%, 08/01/2024 125 132
1.25%, 05/15/2027 495 526
Guardant Health Inc
0.00%, 11/15/2027
(f)
60 43
Ionis Pharmaceuticals Inc
0.00%, 04/01/2026
(f)
75 72
Livongo Health Inc
0.88%, 06/01/2025 50 43
$ 816
Entertainment - 0.01%
Penn Entertainment Inc
2.75%, 05/15/2026 40 67
Healthcare - Services - 0.07%
Teladoc Health Inc
1.25%, 06/01/2027 450 341
Internet - 0.07%
Snap Inc
0.00%, 05/01/2027
(f)
105 73
Spotify USA Inc
0.00%, 03/15/2026
(f)
90 72
Uber Technologies Inc
0.00%, 12/15/2025
(f)
220 187
$ 332
Leisure Products & Services - 0.04%
NCL Corp Ltd
1.13%, 02/15/2027 210 159
Peloton Interactive Inc
0.00%, 02/15/2026
(f)
15 11
$ 170
Media - 0.14%
Cable One Inc
0.00%, 03/15/2026
(f)
5 4
DISH Network Corp
0.00%, 12/15/2025
(f)
15 10
2.38%, 03/15/2024 140 125
3.38%, 08/15/2026 770 498
$ 637

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2022 (unaudited)
See accompanying notes.

CONVERTIBLE BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas - 0.12%
Abu Dhabi National Oil Co
0.70%, 06/04/2024 $ 600 $ 560
Software - 0.25%
Avalara Inc
0.25%, 08/01/2026 970 967
Bentley Systems Inc
0.38%, 07/01/2027 5 4
RingCentral Inc
0.00%, 03/15/2026
(f)
85 66
Splunk Inc
1.13%, 06/15/2027 80 66
Unity Software Inc
0.00%, 11/15/2026
(f)
100 74
$ 1,177
TOTAL CONVERTIBLE BONDS $ 4,515
SENIOR FLOATING RATE INTERESTS
- 0.06%
Principal
Amount (000's) Value (000's)
Entertainment - 0.00%
Deluxe Entertainment Services Group Inc
0.00%, PIK 1.50%, 03/25/2024
(f),(h),(o),(p)
$ 68 $ 4
1 Month USD LIBOR + 6.50%
Deluxe Entertainment Services Group Inc
- Escrow
0.00%, PIK 2.50%, 09/25/2024
(f),(h),(o),(p)
843 —
1 Month USD LIBOR + 6.50%
$ 4
Media - 0.03%
Ziggo BV
3.76%, 01/31/2029
(o)
EUR 115 111
3 Month Euro Interbank Offered Rate +
3.00%
Software - 0.03%
Playtika Holding Corp
6.73%, 03/11/2028
(o)
$ 148 144
1 Month USD LIBOR + 2.75%
TOTAL SENIOR FLOATING RATE INTERESTS $ 259
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 2.50%
Principal
Amount (000's) Value (000's)
U.S. Treasury - 2.50%
0.13%, 08/15/2023 $ 805 $ 779
0.13%, 08/31/2023 1,215 1,174
1.25%, 07/31/2023 1,165 1,138
1.38%, 08/31/2023 1,205 1,175
1.38%, 09/30/2023
(q)
795 773
3.25%, 08/31/2024 2,000 1,960
4.25%, 09/30/2024 2,000 1,994
4.38%, 10/31/2024 1,355 1,355
4.50%, 11/30/2024 1,355 1,359
$ 11,707
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 11,707
TOTAL PURCHASED OPTIONS - 0.04% $ 179
Total Investments $ 447,992
Other Assets and Liabilities -  4.30% 20,125
TOTAL NET ASSETS - 100.00% $ 468,117
(a) All or a portion of this security is owned by the GMS Cayman Corporation, which is a 100% owned subsidiary of the fund.
(b) Current yield shown is as of period end.
(c) Security or a portion of the security was pledged as collateral for short sales.
At the end of the period, the value of these securities totaled $21,568 or 4.61%
of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $42,136 or 9.00% of net assets.
(f) Non-income producing security
(g) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $57,016 or 12.18% of net assets.
(h) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(i) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(j) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(k) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(l) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $2,714 or 0.58% of net assets.
(m) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(n) Security purchased on a when-issued basis.
(o) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(p) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(q) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $243 or 0.05% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Money Market Funds 20.65%
Government 11.68%
Financial 9.55%
Consumer, Non-cyclical 9.14%
Industrial 6.20%
Technology 5.93%
Consumer, Cyclical 5.84%
Communications 5.79%
Energy 4.05%
Investment Companies 4.04%
Diversified 4.04%
Asset Backed Securities 3.36%
Basic Materials 2.69%
Utilities 1.63%
Mortgage Securities 1.07%
Purchased Options 0.04%
Investments Sold Short (7.29)%
Other Assets and Liabilities
11.59%
TOTAL NET ASSETS
100.00%

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2022 (unaudited)
See accompanying notes.

Affiliated Securities August 31, 2022 Purchases Sales November 30, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 3.57% $ 110,545 $ 135,224 $ 155,243 $ 90,526
$ 110,545 $ 135,224 $ 155,243 $ 90,526
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 3.57% $ 745 $ — $ — $ —
$ 745 $ — $ — $ —
Amounts in thousands.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Element Comm Aviation 06/15/2015 $ 2,800 $ 19 0.00%
Total $ 19 0.00%
Amounts in thousands.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - Crane Holdings Co N/A 21 $ 2 $ 95.00 12/19/2022 $ 4 $ 1 $ (3)
Put - Deutsche Telekom AG N/A 371 EUR 37 EUR 17.60 12/19/2022 18 — (18)
Put - Emerson Electric Co N/A 68 $ 7 $ 75.00 12/19/2022 6 — (6)
Put - General Electric Co N/A 80 8 $ 60.00 12/19/2022 7 — (7)
Put - Griffon Corp N/A 289 29 $ 25.00 12/19/2022 31 3 (28)
Put - Kellogg Co N/A 81 8 $ 57.50 01/23/2023 4 1 (3)
Put - Kellogg Co N/A 79 8 $ 60.00 12/19/2022 3 — (3)
Put - S&P 500 Index N/A 10 1 $ 3,700.00 12/19/2022 172 4 (168)
Put - S&P 500 Index N/A 13 1 $ 3,775.00 02/01/2023 83 55 (28)
Put - S&P 500 Index N/A 6 1 $ 3,700.00 01/03/2023 36 6 (30)
Put - S&P 500 Index N/A 16 2 $ 3,650.00 03/20/2023 256 94 (162)
Put - S&P 500 Index N/A 10 1 $ 3,450.00 12/19/2022 100 1 (99)
Put - SPDR S&P 500 ETF TRUST N/A 34 3 $ 385.00 12/19/2022 26 6 (20)
Put - Valvoline Inc N/A 195 20 $ 25.00 12/19/2022 15 — (15)
Put - Valvoline Inc N/A 65 7 $ 30.00 01/23/2023 6 4 (2)
Put - Wynn Resorts Ltd N/A 86 9 $ 55.00 01/23/2023 23 3 (20)
Put - Wynn Resorts Ltd N/A 41 4 $ 52.50 01/23/2023 8 1 (7)
Put - Ishares Iboxx $ High Yield N/A 45 5 $ 70.00 12/19/2022 6 — (6)
Total $ 804 $ 179 $ (625)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - Abbott Laboratories N/A 1 $ — $ 105.00 12/19/2022 $ — $ — $ —
Call - AbbVie Inc N/A 1 — $ 160.00 12/19/2022 — — —
Call - ABIOMED Inc N/A 16 2 $ 380.00 12/19/2022 — (5) (5)
Call - Activision Blizzard Inc N/A 15 2 $ 70.00 01/23/2023 (9) (9) —
Call - Activision Blizzard Inc N/A 8 1 $ 72.50 01/23/2023 (4) (4) —
Call - Activision Blizzard Inc N/A 16 2 $ 67.50 01/23/2023 (11) (13) (2)
Call - Bristol-Myers Squibb Co N/A 1 — $ 77.50 12/19/2022 — — —
Call - CISCO SYSTEMS N/A 1 — $ 47.50 12/19/2022 — — —
Call - Coca-Cola Co N/A 2 — $ 62.50 12/19/2022 — — —
Call - Comcast Corp - Class A N/A 1 — $ 35.00 12/19/2022 — — —
Call - Continental Resources Inc N/A 9 1 $ 75.00 12/19/2022 — — —
Call - Continental Resources Inc N/A 1 — $ 75.00 12/19/2022 — — —
Call - Crane Holdings Co N/A 21 2 $ 100.00 12/19/2022 (14) (14) —
Call - Deutsche Telekom AG N/A 277 EUR 28 EUR 18.40 12/19/2022 (18) (30) (12)
Call - Dufry AG N/A 35 CHF 4 CHF 40.00 03/20/2023 (10) (7) 3
Call - Emerson Electric Co N/A 68 $ 7 $ 80.00 12/19/2022 (42) (108) (66)
Call - General Electric Co N/A 80 8 $ 65.00 12/19/2022 (72) (169) (97)
Call - Griffon Corp N/A 289 29 $ 29.00 12/19/2022 (79) (193) (114)
Call - Kellogg Co N/A 81 8 $ 65.00 01/23/2023 (52) (71) (19)
Call - Knowbe4 Inc N/A 6 1 $ 25.00 12/19/2022 — (1) (1)
Call - Microchip Technology Inc N/A 1 — $ 75.00 12/19/2022 (1) (1) —
Call - Morgan Stanley N/A 1 — $ 87.50 12/19/2022 — (1) (1)
Call - Newmont Mining Corp N/A 2 — $ 47.50 12/19/2022 — — —
Call - Nextera Energy Inc N/A 1 — $ 82.50 12/19/2022 — — —
Call - Poshmark Inc-A N/A 15 2 $ 17.50 12/19/2022 — — —

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2022 (unaudited)
See accompanying notes.

Options (continued)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - Procter & Gamble Co/The N/A 1 $ — $ 140.00 12/19/2022 $ — $ (1) $ (1)
Call - QUALCOMM Inc N/A 1 — $ 140.00 12/19/2022 — — —
Call - SPDR S&P 500 ETF TRUST N/A 18 2 $ 405.00 12/19/2022 (9) (16) (7)
Call - Starbucks Corp N/A 1 — $ 97.50 12/19/2022 (1) (1) —
Call - STORE Capital Corp N/A 15 2 $ 32.50 01/23/2023 — (1) (1)
Call - Valvoline Inc N/A 195 20 $ 30.00 12/19/2022 (23) (60) (37)
Call - Valvoline Inc N/A 65 7 $ 35.00 01/23/2023 (6) (6) —
Call - Vodafone Group PLC N/A 86 9 $ 13.00 12/19/2022 (2) — 2
Call - Walmart Inc N/A 1 — $ 150.00 12/19/2022 — — —
Call - Williams Cos Inc/The N/A 2 — $ 34.00 12/19/2022 — — —
Call - Wynn Resorts Ltd N/A 86 9 $ 60.00 01/23/2023 (107) (212) (105)
Call - Wynn Resorts Ltd N/A 41 4 $ 57.50 01/23/2023 (57) (111) (54)
Put - Activision Blizzard Inc N/A 12 1 $ 72.50 01/23/2023 (3) (3) —
Put - S&P 500 Index N/A 13 1 $ 3,375.00 02/01/2023 (20) (12) 8
Put - S&P 500 Index N/A 16 2 $ 3,300.00 03/20/2023 (131) (37) 94
Put - SPDR S&P 500 ETF TRUST N/A 23 2 $ 370.00 12/19/2022 (8) (1) 7
Put - Ishares Iboxx $ High Yield N/A 45 5 $ 65.00 12/19/2022 (2) — 2
Total $ (681) $ (1,087) $ (406)
Amounts in thousands except contracts/shares.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
3 Month SOFR; December 2023 Short 103 $ 24,612 $ (32)
Australia 10 Year Bond; December 2022 Short 61 4,996 (136)
Brent Crude; February 2023
(a)
Long 12 1,044 (68)
CAC40 Index; December 2022 Long 43 3,014 54
Canada 10 Year Bond; March 2023 Short 8 748 (2)
Cocoa; March 2023
(a)
Long 16 385 16
Coffee 'C'; March 2023
(a)
Short 20 1,274 35
Corn; March 2023
(a)
Long 68 2,268 (13)
Cotton No.2; March 2023
(a)
Short 14 592 6
DAX Index; December 2022 Long 22 8,252 14
DJ Euro Stoxx 50; December 2022 Short 126 5,199 (414)
DJ Euro Stoxx 50; December 2022 Long 211 8,706 189
Dollar Index; December 2022 Long 14 1,483 (16)
E-Mini DJIA Index; December 2022 Long 35 6,055 193
Euribor; December 2023 Short 44 11,108 3
Euro Bond 10 Year Bond; December 2022 Short 64 9,382 (78)
Euro Schatz; December 2022 Short 289 32,112 (12)
Euro-Bobl 5 Year; December 2022 Short 123 15,363 (45)
Euro-BTP; December 2022 Short 12 1,490 (118)
FTSE100 Index; December 2022 Short 25 2,290 (39)
FTSE100 Index; December 2022 Long 6 550 3
Gasoline RBOB; January 2023
(a)
Long 10 1,002 (55)
Gold 100 oz; February 2023
(a)
Short 25 4,400 10
Hang Seng Index; December 2022 Short 26 3,099 (161)
ICE 3 Month Sterling Overnight Index Average; December 2023 Short 29 8,340 11
Japan 10 Year Bond TSE; December 2022 Short 3 3,231 (6)
Japan Topix Index; December 2022 Long 29 4,179 104
KC HRW Wheat; March 2023
(a)
Long 11 495 (17)
LME Copper; December 2022
(a)
Short — $ — $ (64)
LME Copper; March 2023
(a)
Short 10 2,060 (112)
LME PRI Alum; December 2022
(a)
Short — — 15
LME PRI Alum; March 2023
(a)
Short 15 930 (49)
LME Zinc; December 2022
(a)
Short — — (67)
LME Zinc; March 2023
(a)
Short 9 683 (38)
Low Sulphur Gasoline; January 2023
(a)
Long 10 934 (42)
Mini Japan 10 Year Bond; December 2022 Short 14 1,509 1
Nasdaq 100 E-Mini; December 2022 Long 3 723 15
Natural Gas; January 2023
(a)
Long 6 416 18
Nikkei 225 OSE; December 2022 Long 23 4,670 81
NY Harb ULSD; January 2023
(a)
Long 10 1,413 (52)
Russell 2000 Emini; December 2022 Short 135 12,741 17
Russell 2000 Emini; December 2022 Long 38 3,586 54
S&P 500 Emini; December 2022 Short 2 408 (7)
S&P 500 Emini; December 2022 Long 18 3,673 64
S&P/TSX 60 Index; December 2022 Short 3 553 (31)

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2022 (unaudited)
See accompanying notes.

Futures Contracts (continued)
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Silver; March 2023
(a)
Short 6 $ 653 $ (9)
Soybean Meal; March 2023
(a)
Long 15 624 20
Soybean Oil; March 2023
(a)
Long 20 843 (10)
Soybean; March 2023
(a)
Long 23 1,697 49
Sugar #11; March 2023
(a)
Long 48 1,055 (1)
UK 10 Year Gilt; March 2023 Short 35 4,429 51
US 10 Year Note; March 2023 Short 71 8,059 (28)
US 10 Year Ultra Note; March 2023 Short 35 4,188 (20)
US 2 Year Note; March 2023 Short 84 17,250 (41)
US 5 Year Note; March 2023 Short 56 6,080 (28)
US Long Bond; March 2023 Long 15 1,905 1
US Long Bond; March 2023 Short 44 5,588 4
Wheat; March 2023
(a)
Short 29 1,153 34
WTI Crude; January 2023
(a)
Long 6 483 (34)
Total $ (783)
Amounts in thousands except contracts.
(a) All or a portion of this security is owned by the GMS Cayman Corporation, which is a 100% owned subsidiary of the fund.
Foreign Currency Contracts
Unrealized Appreciation/
(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Bank of America NA 12/23/2022 AUD 12,002 $ 7,848 $ 306 $ —
Bank of America NA 12/23/2022 GBP 12,957 $ 14,340 1,287 (1)
Bank of America NA 12/23/2022 CAD 10,639 $ 7,920 18 (24)
Bank of America NA 12/23/2022 EUR 20,153 $ 20,214 797 —
Bank of America NA 12/23/2022 JPY 2,547,726 $ 17,643 864 —
Bank of America NA 12/23/2022 MXN 101,736 $ 4,999 255 —
Bank of America NA 12/23/2022 NZD 8,502 $ 5,184 174 —
Bank of America NA 12/23/2022 CHF 16,550 $ 17,122 434 (9)
Bank of America NA 12/23/2022 $ 1,515 MXN 29,572 — (11)
Bank of America NA 12/23/2022 $ 19,719 CHF 19,060 — (491)
Bank of America NA 12/23/2022 $ 17,292 JPY 2,478,385 — (713)
Bank of America NA 12/23/2022 $ 12,179 AUD 18,533 — (411)
Bank of America NA 12/23/2022 $ 16,233 GBP 13,977 — (625)
Bank of America NA 12/23/2022 $ 6,979 NZD 11,674 — (377)
Bank of America NA 12/23/2022 $ 18,296 CAD 24,768 76 (197)
Bank of America NA 12/23/2022 $ 25,138 EUR 24,873 1 (796)
Barclays Bank PLC 01/30/2023 $ 114 EUR 115 — (6)
Citigroup Inc 12/21/2022 CLP 130,000 $ 145 1 —
Citigroup Inc 12/21/2022 COP 7,600,000 $ 1,488 81 —
Citigroup Inc 12/21/2022 EUR 325 $ 339 — —
Citigroup Inc 12/21/2022 ILS 7,600 $ 2,193 38 —
Citigroup Inc 12/21/2022 THB 73,000 $ 2,044 31 —
Citigroup Inc 12/21/2022 $ 1,477 PLN 6,800 — (31)
Citigroup Inc 12/21/2022 $ 1,485 CLP 1,360,000 — (40)
Citigroup Inc 12/21/2022 $ 909 BRL 4,900 — (32)
Citigroup Inc 12/21/2022 $ 168 COP 800,000 2 —
Deutsche Bank AG 12/21/2022 $ 3,543 EUR 3,519 — (126)
Goldman Sachs & Co 12/13/2022 $ 243 JPY 35,393 — (14)
Goldman Sachs & Co 12/15/2022 EUR 172 $ 168 9 —
Goldman Sachs & Co 12/15/2022 $ 177 EUR 172 — (2)
Goldman Sachs & Co 12/21/2022 AUD 217 $ 142 4 —
Goldman Sachs & Co 12/21/2022 MYR 3,100 $ 692 10 —
Goldman Sachs & Co 12/21/2022 $ 141 AUD 217 — (6)
Goldman Sachs & Co 12/22/2022 $ 26 GBP 22 — (1)
Goldman Sachs & Co 12/29/2022 EUR 286 $ 299 — —
Goldman Sachs & Co 12/29/2022 $ 860 EUR 832 — (8)
Goldman Sachs & Co 03/10/2023 $ 201 GBP 170 — (4)
HSBC Securities Inc 12/16/2022 EUR 575 $ 599 — —
HSBC Securities Inc 12/16/2022 $ 5,698 EUR 5,505 — (38)
HSBC Securities Inc 12/21/2022 $ 687 CNH 4,900 — (10)
JPMorgan Chase 12/02/2022 SEK 16,843 $ 1,556 48 —
JPMorgan Chase 12/02/2022 $ 1,658 SEK 18,508 — (104)
JPMorgan Chase 12/09/2022 $ 711 EUR 691 — (9)
JPMorgan Chase 12/15/2022 AUD 60 $ 40 1 —
JPMorgan Chase 12/15/2022 $ 807 GBP 697 — (34)

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2022 (unaudited)
See accompanying notes.

Foreign Currency Contracts (continued)
Unrealized Appreciation/
(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
JPMorgan Chase 12/15/2022 $ 42 AUD 60 $ 1 $ —
JPMorgan Chase 12/16/2022 EUR 50 $ 51 1 —
JPMorgan Chase 12/16/2022 $ 104 EUR 100 — —
JPMorgan Chase 12/21/2022 EUR 2,650 $ 2,753 9 —
JPMorgan Chase 12/21/2022 PLN 6,800 $ 1,506 3 —
JPMorgan Chase 12/21/2022 KRW 2,310,000 $ 1,723 41 —
JPMorgan Chase 12/21/2022 $ 2,656 ZAR 46,400 — (26)
JPMorgan Chase 12/21/2022 $ 3,926 EUR 3,825 — (61)
JPMorgan Chase 12/21/2022 $ 3,758 CNH 26,900 — (65)
JPMorgan Chase 12/22/2022 CAD 199 $ 146 2 —
JPMorgan Chase 12/22/2022 $ 324 CAD 440 — (3)
JPMorgan Chase 12/23/2022 $ 167 GBP 142 — (5)
JPMorgan Chase 12/28/2022 $ 724 EUR 735 — (42)
JPMorgan Chase 12/29/2022 $ 419 CAD 573 — (8)
JPMorgan Chase 01/17/2023 $ 58 GBP 51 — (3)
JPMorgan Chase 01/25/2023 $ 142 EUR 140 — (4)
JPMorgan Chase 02/15/2023 $ 123 EUR 124 — (7)
JPMorgan Chase 03/10/2023 $ 408 GBP 339 — (1)
Merrill Lynch 01/30/2023 $ 189 EUR 190 — (9)
Toronto Dominion Bank 12/21/2022 $ 888 CAD 1,180 9 —
Toronto Dominion Bank 12/21/2022 $ 2,615 GBP 2,271 — (124)
Total $ 4,503 $ (4,478)
Amounts in thousands.
Credit Default Swaps
Buy Protection
Counterparty Reference Entity
Implied Credit
Spread as of
November 30,
2022
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation)
Fair Value
Asset ---- Liability
Morgan Stanley & Co Mexico Government
International Bond,
4.15%, 03/28/2027
1.03% (1.00)% Quarterly 12/20/2026 $ 1,435 $ (1) $ 2 $ 1 $ —
Total $ (1) $ 2 $ 1 $ —
Amounts in thousands.
Exchange Cleared Credit Default Swaps
Buy Protection
Reference Entity
Implied Credit
Spread as of
November 30,
2022
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation) Fair Value
CDX.NA.HY.39 N/A (5.00)% Quarterly 12/20/2027 $ 3,020 $ 124 $ (179) $ (55)
CDX.NA.HY.39 N/A (5.00)% Quarterly 12/20/2027 1,905 21 (55) (34)
CDX.NA.HY.39 N/A (5.00)% Quarterly 12/20/2027 1,510 (23) (4) (27)
CDX.NA.HY.39 N/A (5.00)% Quarterly 12/20/2027 665 (11) (1) (12)
Turkey Government International Bond, 11.88%,
01/15/2030
5.29% (1.00)% Quarterly 12/20/2027 3,425 764 (190) 574
Total $ 875 $ (429) $ 446
Amounts in thousands.
(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2022 (unaudited)
See accompanying notes.

Exchange Cleared Interest Rate Swaps
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
6 Month Prague Interbank Offered
Rate
Receive 5.09% Annual Semiannual N/A 12/21/2027 CZK 75,000 $ (58) $ (1) $ (59)
Brazil Cetip DI Interbank Deposit Rate Pay 11.77% Annual Annual N/A 01/02/2025 BRL 35,000 (150) — (150)
Brazil Cetip DI Interbank Deposit Rate Pay 11.77% Annual Annual N/A 01/02/2025 45,000 56 (215) (159)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 7.37% Annual Annual N/A 11/29/2024 CLP 3,900,000 13 (1) 12
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 7.37% Annual Annual N/A 11/29/2024 3,000,000 5 5 10
MXN TIIE Banxico Pay 8.76% Monthly Monthly N/A 12/08/2032 MXN 16,200 10 — 10
Total $ (124) $ (212) $ (336)
Amounts in thousands.
(a)     Forward swap.
Total Return Equity Basket Swaps
Counterparty Fund Pays Fund Receives
Payment
Frequency Expiration Date
Notional
Amount
Upfront
Payments/
(Receipts)
Value and Unrealized
Appreciation/(Depreciation)
Asset ----- Liability
Goldman Sachs & Co
(a)
Floating rate based on
Overnight Bank Funding
Rate plus/less spread
or Secured Overnight
Financing Rate plus/less
spread
Total return on a custom basket of
long securities traded in foreign
currencies but settle in USD
Monthly 02/23/2023-
12/18/2023
$ 10,127 $ — $ — $ (187)
JPMorgan Chase Floating rate based on
Overnight Bank Funding
Rate plus/less spread
Total return on a custom basket of
long and short securities traded in
foreign currencies but settle in USD
Monthly 02/27/2023-
10/23/2023
2,771 — 35 —
Morgan Stanley & Co
(b)
Floating rate based on 1
Day Federal Funds Rate
plus/less spread
Total return on a custom basket of
long and short securities traded in
USD
Monthly 07/29/2026 105,059 — 6,090 —
Total $ 117,957 $ — $ 6,125 $ (187)
The expiration dates are measured from the commencement of investment in each underlying swap position.
The fund pays a floating rate based on the reference rate plus/less a spread. The spread is negotiated at the security level and is usually similar within a region but may vary depending on how difficult it is to borrow the security.
Notional Amount represents the total absolute value of the underlying securities.
Top Underlying Securities includes the 50 largest components and any other components where the notional exceeds 1% of the notional amount of the index or custom basket.
Amounts in thousands.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2022 (unaudited)
See accompanying notes.

Description
Shares
Notional Amount
% of Total Absolute Notional Amount
First Horizon Corp
77,397
$ 1,923
18.99%
STORE Capital Corp
51,121
1,631
16.10%
LHC Group Inc
7,500
1,226
12.10%
1Life Healthcare Inc
60,000
1,019
10.07%
Valvoline Inc
27,806
917
9.06%
Evo Payments Inc
17,010
573
5.66%
Electricite de France SA
45,476
568
5.61%
Vodafone Group PLC
34,490
387
3.82%
MoneyGram International Inc
28,165
308
3.04%
BTRS Holdings Inc
28,551
270
2.67%
Rogers Corp
2,332
254
2.51%
Tower Semiconductor Ltd
5,478
244
2.41%
AVEVA Group PLC
5,262
202
1.99%
Activision Blizzard Inc
1,982
147
1.45%
Euronav NV
7,420
144
1.42%
Crane Holdings Co
1,000
106
1.05%
Frontline Ltd/Bermuda
(5,744)
(80)
(0.79)%
Willis Towers Watson PLC
215
53
0.52%
Adit EdTech Acquisition Corp
3,821
38
0.38%
Entain PLC
1,083
18
0.18%
Bluerock Homes Trust Inc
471
12
0.12%
Haleon PLC
1,060
7
0.07%
(a) Top Underlying Securities WESTGSUSD

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2022 (unaudited)
See accompanying notes.

Description
Shares
Notional Amount
% of Total Absolute Notional Amount
Microsoft Corp
4,528
$ 1,155
1.10%
J M Smucker Co/The
(5,314)
(818)
(0.78)%
Alphabet Inc - A Shares
8,047
813
0.77%
Apple Inc
5,372
795
0.76%
DISH Network Corp
(49,059)
(787)
(0.75)%
Coterra Energy Inc
(24,162)
(674)
(0.64)%
Catalent Inc
(13,253)
(664)
(0.63)%
Corteva Inc
(9,647)
(648)
(0.61)%
Intel Corp
(21,505)
(647)
(0.62)%
McCormick & Co Inc/MD
(7,535)
(642)
(0.61)%
Tractor Supply Co
(2,789)
(631)
(0.60)%
Edison International
(8,994)
(600)
(0.57)%
Constellation Energy Corp
6,029
580
0.55%
Huntington Ingalls Industries Inc
(2,455)
(569)
(0.54)%
Iron Mountain Inc
(10,394)
(565)
(0.54)%
Stanley Black & Decker Inc
(6,861)
(561)
(0.53)%
Aptiv PLC
(5,188)
(553)
(0.53)%
Parker-Hannifin Corp
(1,829)
(547)
(0.52)%
Clorox Co/The
(3,648)
(542)
(0.52)%
PTC Inc
(3,994)
(508)
(0.48)%
Darden Restaurants Inc
(3,455)
(508)
(0.48)%
Chevron Corp
2,767
507
0.48%
Enphase Energy Inc
(1,564)
(501)
(0.48)%
Hewlett Packard Enterprise Co
(29,835)
(501)
(0.48)%
Alliant Energy Corp
(8,642)
(487)
(0.46)%
Cisco Systems Inc
9,780
486
0.46%
Procter & Gamble Co/The
3,210
479
0.46%
Pinnacle West Capital Corp
(5,981)
(468)
(0.45)%
Advance Auto Parts Inc
(3,060)
(462)
(0.44)%
Equinix Inc
(663)
(458)
(0.44)%
Cummins Inc
(1,816)
(456)
(0.44)%
Amazon.com Inc
4,709
455
0.43%
Allegion plc
(3,935)
(447)
(0.43)%
International Flavors & Fragrances Inc
(4,196)
(444)
(0.42)%
Hess Corp
(3,060)
(440)
(0.42)%
State Street Corp
(5,462)
(435)
(0.41)%
Sherwin-Williams Co/The
(1,731)
(431)
(0.41)%
Raytheon Technologies Corp
(4,350)
(429)
(0.41)%
Northern Trust Corp
(4,587)
(427)
(0.41)%
Merck & Co Inc
3,853
424
0.40%
Prudential Financial Inc
(3,897)
(421)
(0.40)%
Caesars Entertainment Inc
(8,262)
(420)
(0.40)%
TJX Cos Inc/The
(5,234)
(419)
(0.40)%
Monster Beverage Corp
(4,062)
(418)
(0.40)%
Becton Dickinson and Co
(1,659)
(414)
(0.39)%
Dollar Tree Inc
(2,744)
(412)
(0.39)%
ConocoPhillips
3,337
412
0.39%
Tyler Technologies Inc
(1,200)
(411)
(0.39)%
STERIS PLC
(2,207)
(410)
(0.39)%
JPMorgan Chase & Co
2,964
410
0.39%
(b) Top Underlying Securities GOTEBSUSD

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2022 (unaudited)
See accompanying notes.

Short Sales Outstanding
COMMON STOCKS - (7.28)% Shares Value (000's)
Advertising - (0.04)%
Dentsu Group Inc 1,400 $ 45
Interpublic Group of Cos Inc/The 2,588 89
Omnicom Group Inc 425 34
$ 168
Aerospace & Defense - (0.17)%
CAE Inc 13,100 283
Dassault Aviation SA 1,974 314
Lockheed Martin Corp 51 25
Northrop Grumman Corp 205 109
Rheinmetall AG 287 59
$ 790
Airlines - (0.03)%
Air Canada 8,200 118
Apparel - (0.02)%
NIKE Inc 788 86
Automobile Manufacturers - (0.01)%
Renault SA 1,176 43
Automobile Parts & Equipment - (0.03)%
Denso Corp 2,100 116
Lear Corp 253 36
$ 152
Banks - (0.22)%
Chiba Bank Ltd/The 28,200 171
Commerzbank AG 38,895 326
Commonwealth Bank of Australia 3,014 222
Credit Agricole SA 3,801 38
First Republic Bank/CA 60 8
ING Groep NV 6,434 78
State Street Corp 488 39
Sumitomo Mitsui Trust Holdings Inc 1,400 45
SVB Financial Group 167 39
$ 966
Beverages - (0.06)%
Endeavour Group Ltd/Australia 492 2
Molson Coors Beverage Co 4,186 231
Remy Cointreau SA 184 32
$ 265
Biotechnology - (0.03)%
Alnylam Pharmaceuticals Inc 150 33
Seagen Inc 780 95
$ 128
Building Materials - (0.09)%
CRH PLC 810 33
Mohawk Industries Inc 2,432 246
Nibe Industrier AB 3,890 37
ROCKWOOL A/S 331 73
$ 389
Chemicals - (0.15)%
Akzo Nobel NV 732 53
CF Industries Holdings Inc 792 86
Chr Hansen Holding A/S 10 1
Croda International PLC 108 9
Ecolab Inc 834 125
Mitsubishi Chemical Group Corp 2,700 14
Nippon Sanso Holdings Corp 18,100 302
OCI NV 3,700 157
$ 747
Commercial Services - (0.12)%
Clarivate PLC 70 1
Quanta Services Inc 1,368 205
Ritchie Bros Auctioneers Inc 140 8
Rollins Inc 1,288 52
S&P Global Inc 280 99
Transurban Group 21,866 214
Worldline SA/France 209 10
$ 589
COMMON STOCKS (continued) Shares Value (000’s)
Computers - (0.23)%
Bechtle AG 2,064 $ 75
Dell Technologies Inc 10,814 484
Fujitsu Ltd 1,000 136
HP Inc 8,714 262
Leidos Holdings Inc 641 70
Logitech International SA 1,078 65
$ 1,092
Consumer Products - (0.15)%
Clorox Co/The 3,190 474
Kimberly-Clark Corp 1,598 217
$ 691
Cosmetics & Personal Care - (0.17)%
Beiersdorf AG 3,622 394
Kose Corp 2,700 288
Shiseido Co Ltd 3,200 137
$ 819
Distribution & Wholesale - 0.00%
D'ieteren Group 100 19
Diversified Financial Services - (0.31)%
Apollo Global Management Inc 1,984 138
ASX Ltd 129 6
Capital One Financial Corp 1,798 186
Hong Kong Exchanges & Clearing Ltd 3,500 139
Invesco Ltd 19,840 379
Japan Exchange Group Inc 13,300 193
Julius Baer Group Ltd 510 29
LPL Financial Holdings Inc 159 38
Mitsubishi HC Capital Inc 35,500 169
St James's Place PLC 9,885 139
$ 1,416
Electric - (0.23)%
Electricite de France SA 17,066 214
Elia Group SA/NV 1,229 175
Kansai Electric Power Co Inc/The 73,000 620
Power Assets Holdings Ltd 11,000 57
$ 1,066
Electronics - (0.16)%
Azbil Corp 6,900 212
Sensata Technologies Holding PLC 4,707 212
Trimble Inc 4,405 263
$ 687
Energy - Alternate Sources - (0.10)%
Siemens Gamesa Renewable Energy SA 10,290 194
Vestas Wind Systems A/S 10,057 261
$ 455
Engineering & Construction - (0.16)%
Acciona SA 162 32
CK Infrastructure Holdings Ltd 22,500 114
Keppel Corp Ltd 83,500 466
Shimizu Corp 24,800 134
$ 746
Entertainment - (0.01)%
Entain PLC 1,182 20
Flutter Entertainment PLC 441 66
$ 86
Environmental Control - (0.09)%
GFL Environmental Inc 2,000 58
Kurita Water Industries Ltd 8,600 386
$ 444
Food - (0.15)%
Kerry Group PLC 1,997 190
Kikkoman Corp 500 28
Ocado Group PLC 5,426 41
Seven & i Holdings Co Ltd 10,300 419
$ 678
Gas - (0.09)%
Naturgy Energy Group SA 11,404 321
Osaka Gas Co Ltd 6,000 93
$ 414

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2022 (unaudited)
See accompanying notes.

Short Sales Outstanding
COMMON STOCKS (continued) Shares Value (000’s)
Hand & Machine Tools - (0.11)%
Makita Corp 13,100 $ 302
Schindler Holding AG - PC 1,104 209
Stanley Black & Decker Inc 480 39
$ 550
Healthcare - Products - (0.34)%
Alcon Inc 6,054 417
Demant A/S 764 22
DiaSorin SpA 632 84
Fisher & Paykel Healthcare Corp Ltd 8,064 121
Getinge AB 7,649 179
Insulet Corp 72 22
Novocure Ltd 2,670 205
PerkinElmer Inc 215 30
STERIS PLC 1,329 247
Stryker Corp 146 34
Zimmer Biomet Holdings Inc 1,961 235
$ 1,596
Healthcare - Services - (0.15)%
BioMerieux 4,023 406
Fresenius Medical Care AG & Co KGaA 1,888 59
Ramsay Health Care Ltd 5,301 239
$ 704
Home Builders - (0.03)%
PulteGroup Inc 2,680 120
Home Furnishings - (0.12)%
Electrolux AB 9,885 141
SEB SA 2,085 165
Sharp Corp/Japan 6,800 48
Sony Group Corp 100 8
Whirlpool Corp 1,435 210
$ 572
Housewares - (0.06)%
Newell Brands Inc 21,092 274
Insurance - (0.17)%
Aegon NV 205 1
Aflac Inc 2,070 149
Ageas SA/NV 3,930 159
AIA Group Ltd 10,200 104
Aon PLC 85 26
Equitable Holdings Inc 2,643 84
Erie Indemnity Co 679 192
Prudential Financial Inc 1,045 113
$ 828
Internet - (0.06)%
Chewy Inc 1,998 86
Roku Inc 215 13
Sea Ltd ADR 1,771 103
Snap Inc Class A 1,020 10
Uber Technologies Inc 1,847 54
Zillow Group Inc - C Shares 1,692 64
$ 330
Investment Companies - (0.15)%
EXOR NV 3,933 309
Groupe Bruxelles Lambert NV 1,804 146
Investor AB - B Shares 6,901 128
Sofina SA 473 103
$ 686
Iron & Steel - (0.08)%
Fortescue Metals Group Ltd 21,841 291
Mineral Resources Ltd 1,405 85
$ 376
Lodging - (0.06)%
Galaxy Entertainment Group Ltd 5,000 30
Whitbread PLC 4,267 135
Wynn Resorts Ltd 1,209 101
$ 266
COMMON STOCKS (continued) Shares Value (000’s)
Machinery - Construction & Mining - (0.15)%
Hitachi Ltd 10,500 $ 562
Siemens Energy AG 8,381 141
$ 703
Machinery - Diversified - (0.23)%
Husqvarna AB 9,138 72
Ingersoll Rand Inc 6,747 364
Kubota Corp 41,100 611
$ 1,047
Media - (0.06)%
Bollore SE 34,487 194
DISH Network Corp 629 10
News Corp - A Shares 546 10
Warner Bros Discovery Inc 10,135 116
$ 330
Metal Fabrication & Hardware - (0.08)%
SKF AB 22,126 368
Mining - (0.50)%
Agnico Eagle Mines Ltd 3,200 161
Agnico Eagle Mines Ltd 3,980 200
Alcoa Corp 2,421 121
Boliden AB 1,065 40
First Quantum Minerals Ltd 15,700 373
Franco-Nevada Corp 400 58
Ivanhoe Mines Ltd 55,300 495
Lundin Mining Corp 9,000 55
Newmont Corp 3,848 183
Norsk Hydro ASA 7,109 54
Pan American Silver Corp 3,500 57
Pan American Silver Corp 16,907 277
Sumitomo Metal Mining Co Ltd 3,200 108
Teck Resources Ltd 5,700 211
$ 2,393
Miscellaneous Manufacturers - (0.07)%
Alstom SA 11,647 306
Teledyne Technologies Inc 38 16
$ 322
Oil & Gas - (0.14)%
Devon Energy Corp 1,132 78
EQT Corp 2,214 94
Marathon Oil Corp 1,159 35
Occidental Petroleum Corp 681 47
Santos Ltd 5,829 29
Texas Pacific Land Corp 119 308
$ 591
Packaging & Containers - (0.07)%
Ball Corp 2,178 122
Crown Holdings Inc 2,538 209
$ 331
Pharmaceuticals - (0.07)%
Cardinal Health Inc 719 58
Orion Oyj 4,636 245
Otsuka Holdings Co Ltd 1,200 41
$ 344
Private Equity - (0.02)%
3i Group PLC 5,565 91
KKR & Co Inc 300 16
$ 107
Real Estate - (0.16)%
FirstService Corp 1,400 181
Hongkong Land Holdings Ltd 12,400 50
LEG Immobilien SE 462 30
Nomura Real Estate Holdings Inc 3,100 75
Sumitomo Realty & Development Co Ltd 2,800 76
Wharf Real Estate Investment Co Ltd 61,000 283
$ 695
Retail - (0.30)%
CarMax Inc 3,294 228
Dollar Tree Inc 2,485 373
Domino's Pizza Inc 540 210

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2022 (unaudited)
See accompanying notes.

Short Sales Outstanding
COMMON STOCKS (continued) Shares Value (000’s)
Retail (continued)
McDonald's Holdings Co Japan Ltd 1,400 $ 52
Next PLC 992 71
Nitori Holdings Co Ltd 3,800 435
Pan Pacific International Holdings Corp 3,000 52
Ross Stores Inc 97 11
Starbucks Corp 338 35
$ 1,467
Savings & Loans - (0.12)%
New York Community Bancorp Inc 62,544 585
Semiconductors - (0.34)%
Broadcom Inc 1,553 856
Intel Corp 624 19
MaxLinear Inc 4,828 177
ON Semiconductor Corp 3,626 273
Renesas Electronics Corp 23,800 233
Teradyne Inc 558 52
$ 1,610
Software - (0.39)%
Akamai Technologies Inc 4,364 414
AVEVA Group PLC 13,397 520
BlackBerry Ltd 60,900 295
Broadridge Financial Solutions Inc 2,027 302
Fidelity National Information Services Inc 272 20
Jack Henry & Associates Inc 662 125
Palantir Technologies Inc 1,111 8
Take-Two Interactive Software Inc 417 44
Temenos AG 596 37
Tyler Technologies Inc 207 71
$ 1,836
Telecommunications - (0.13)%
BCE Inc 1,500 71
Lumen Technologies Inc 21,579 118
T-Mobile US Inc 2,485 376
$ 565
Transportation - (0.28)%
CH Robinson Worldwide Inc 3,062 307
Frontline Ltd/Bermuda 17,119 237
Keisei Electric Railway Co Ltd 10,500 301
MTR Corp Ltd 57,633 278
West Japan Railway Co 4,600 196
$ 1,319
Water - (0.02)%
United Utilities Group PLC 3,409 42
Veolia Environnement SA 1,839 48
$ 90
TOTAL COMMON STOCKS (proceeds $34,260) $ 34,059
PREFERRED STOCKS - 0.00%
Consumer Products - 0.00%
Henkel AG & Co KGaA 1.85% 83 $ 6
TOTAL PREFERRED STOCKS (proceeds $8) $ 6
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - (0.01)%
Principal
Amount (000's) Value (000's)
U.S. Treasury - (0.01)%
3.25%, 06/30/2029 $ 73 $ 71
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (proceeds $74) $ 71
TOTAL SHORT SALES (proceeds $34,342) $ 34,136

Schedule of Investments
Global Sustainable Listed Infrastructure Fund
November 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 4.06% Shares Held Value (000's)
Money Market Funds - 4.06%
Principal Government Money Market Fund -
Institutional Class 3.57%
(a),(b)
424,245 $ 424
TOTAL INVESTMENT COMPANIES $ 424
COMMON STOCKS - 95.84% Shares Held Value (000's)
Commercial Services - 7.99%
Atlas Arteria Ltd 31,638 $ 152
Shenzhen Expressway Corp Ltd 198,000 167
Transurban Group 52,724 516
$ 835
Electric - 42.31%
ALLETE Inc 4,895 324
American Electric Power Co Inc 5,043 488
CenterPoint Energy Inc 12,423 387
DTE Energy Co 2,240 260
EDP Renovaveis SA 4,187 97
Emera Inc 7,800 304
Enel Chile SA ADR 87,816 191
Enel SpA 38,352 207
Entergy Corp 3,349 389
National Grid PLC 32,012 394
NextEra Energy Inc 7,414 628
Public Service Enterprise Group Inc 6,356 385
Sempra Energy 2,219 369
$ 4,423
Engineering & Construction - 12.31%
Aena SME SA
(c),(d)
3,273 422
Beijing Capital International Airport Co Ltd
(c)
294,000 191
China Tower Corp Ltd
(d)
1,864,000 202
Enav SpA
(d)
48,590 215
Vinci SA 2,545 257
$ 1,287
Gas - 1.81%
China Resources Gas Group Ltd 53,300 189
Pipelines - 12.02%
DT Midstream Inc 3,869 233
Gibson Energy Inc 15,700 285
ONEOK Inc 4,401 295
Williams Cos Inc /The 12,807 444
$ 1,257
REITs - 5.71%
American Tower Corp 2,700 597
Transportation - 8.30%
Canadian National Railway Co 3,100 398
East Japan Railway Co 4,400 249
Kyushu Railway Co 10,000 221
$ 868
Water - 5.39%
Aguas Andinas SA 797,477 185
Cia de Saneamento do Parana 35,500 127
Severn Trent PLC 7,637 251
$ 563
TOTAL COMMON STOCKS $ 10,019
Total Investments $ 10,443
Other Assets and Liabilities -  0.10% 10
TOTAL NET ASSETS - 100.00% $ 10,453
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Current yield shown is as of period end.
(c) Non-income producing security
(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $839 or 8.03% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Utilities 49.51%
Industrial 20.61%
Energy 12.02%
Consumer, Non-cyclical 7.99%
Financial 5.71%
Money Market Funds 4.06%
Other Assets and Liabilities
0.10%
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2022 Purchases Sales November 30, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 3.57% $ — $ 9,876 $ 9,452 $ 424
$ — $ 9,876 $ 9,452 $ 424
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 3.57% $ 3 $ — $ — $ —
$ 3 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
International Equity Index Fund
November 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .75 % Shares Held Value (000's)
Exchange-Traded Funds - 1 .25%
iShares MSCI EAFE ETF 192,500 $ 12,921
Money Market Funds - 0 .50%
BlackRock Liquidity FedFund - Institutional
Class 3.55%
(a),(b)
2,996,551 2,997
Principal Government Money Market Fund -
Institutional Class 3.57%
(a),(c)
2,210,230 2,210
$ 5,207
TOTAL INVESTMENT COMPANIES $ 18,128
COMMON STOCKS - 97 .60 % Shares Held Value (000's)
Advertising - 0 .24%
Dentsu Group Inc 15,100 $ 489
Hakuhodo DY Holdings Inc 16,300 159
Publicis Groupe SA 15,978 1,052
WPP PLC 76,383 803
$ 2,503
Aerospace & Defense - 1 .33%
Airbus SE 41,343 4,746
BAE Systems PLC 218,950 2,168
Dassault Aviation SA 1,751 278
Elbit Systems Ltd 1,859 326
MTU Aero Engines AG 3,736 788
Rheinmetall AG 3,046 623
Rolls-Royce Holdings PLC
(d)
585,263 649
Safran SA 23,905 2,954
Singapore Technologies Engineering Ltd 109,100 277
Thales SA 7,463 955
$ 13,764
Agriculture - 0 .95%
British American Tobacco PLC 149,494 6,130
Imperial Brands PLC 63,150 1,624
Japan Tobacco Inc 83,800 1,715
Wilmar International Ltd 134,300 407
$ 9,876
Airlines - 0 .14%
ANA Holdings Inc
(d)
11,200 241
Deutsche Lufthansa AG
(d)
41,808 337
Japan Airlines Co Ltd
(d)
10,100 202
Qantas Airways Ltd
(d)
64,639 278
Singapore Airlines Ltd
(d),(e)
93,600 380
$ 1,438
Apparel - 2 .36%
Adidas AG 12,092 1,559
Burberry Group PLC 27,425 725
Hermes International 2,214 3,598
Kering SA 5,236 3,146
LVMH Moet Hennessy Louis Vuitton SE 19,359 15,023
Puma SE 7,384 382
$ 24,433
Automobile Manufacturers - 3 .04%
Bayerische Motoren Werke AG 23,158 2,103
Daimler Truck Holding AG
(d)
31,657 1,044
Ferrari NV 8,815 1,968
Honda Motor Co Ltd 113,900 2,776
Isuzu Motors Ltd 40,700 533
Mazda Motor Corp 39,700 316
Mercedes-Benz Group AG 56,120 3,813
Nissan Motor Co Ltd 162,200 585
Renault SA
(d)
13,443 489
Stellantis NV 153,926 2,428
Subaru Corp 43,000 736
Suzuki Motor Corp 25,700 927
Toyota Motor Corp 741,700 10,919
Volkswagen AG 2,063 398
Volvo AB - A Shares 14,005 267
Volvo AB - B Shares 105,548 1,939
Volvo Car AB
(d),(e)
41,679 209
$ 31,450
COMMON STOCKS (continued) Shares Held Value (000’s)
Automobile Parts & Equipment - 0 .69%
Aisin Corp 10,400 $ 287
Bridgestone Corp 40,000 1,509
Cie Generale des Etablissements Michelin SCA 47,450 1,337
Continental AG 7,693 465
Denso Corp 30,200 1,666
Koito Manufacturing Co Ltd 14,600 233
NGK Insulators Ltd 16,600 220
Sumitomo Electric Industries Ltd 49,900 586
Toyota Industries Corp 10,200 585
Valeo 14,421 270
$ 7,158
Banks - 10 .12%
ABN AMRO Bank NV
(f)
28,250 364
AIB Group PLC 74,795 243
Australia & New Zealand Banking Group Ltd 209,126 3,531
Banco Bilbao Vizcaya Argentaria SA 424,375 2,501
Banco Santander SA 1,174,668 3,505
Bank Hapoalim BM 88,827 864
Bank Leumi Le-Israel BM 107,979 990
Bank of Ireland Group PLC 74,862 621
Banque Cantonale Vaudoise 2,106 198
Barclays PLC 1,124,333 2,199
BNP Paribas SA 77,699 4,366
BOC Hong Kong Holdings Ltd 259,000 827
CaixaBank SA 310,086 1,153
Chiba Bank Ltd/The 37,100 225
Commerzbank AG
(d)
74,455 624
Commonwealth Bank of Australia 119,012 8,771
Concordia Financial Group Ltd 76,200 265
Credit Agricole SA 84,657 856
Credit Suisse Group AG
(e)
184,739 565
Credit Suisse Group AG - Rights
(d),(e)
184,739 17
Danske Bank A/S 48,243 869
DBS Group Holdings Ltd 126,600 3,302
Deutsche Bank AG 144,558 1,536
DNB Bank ASA 65,062 1,270
Erste Group Bank AG 24,049 753
FinecoBank Banca Fineco SpA 42,673 693
Hang Seng Bank Ltd 53,400 824
HSBC Holdings PLC 1,396,645 8,557
ING Groep NV 263,497 3,195
Intesa Sanpaolo SpA 1,168,514 2,594
Israel Discount Bank Ltd 86,520 518
Japan Post Bank Co Ltd 28,800 220
KBC Group NV 17,494 969
Lloyds Banking Group PLC 4,770,304 2,722
Macquarie Group Ltd 25,679 3,158
Mediobanca Banca di Credito Finanziario SpA 42,335 409
Mitsubishi UFJ Financial Group Inc 836,000 4,559
Mizrahi Tefahot Bank Ltd 10,785 401
Mizuho Financial Group Inc 168,580 2,104
National Australia Bank Ltd 221,513 4,768
NatWest Group PLC 371,723 1,182
Nordea Bank Abp 235,152 2,471
Oversea-Chinese Banking Corp Ltd 236,800 2,183
Resona Holdings Inc 151,000 727
Shizuoka Financial Group Inc 31,200 229
Skandinaviska Enskilda Banken AB 113,025 1,303
Societe Generale SA 56,471 1,421
Standard Chartered PLC 174,876 1,303
Sumitomo Mitsui Financial Group Inc 91,300 3,099
Sumitomo Mitsui Trust Holdings Inc 23,544 755
Svenska Handelsbanken AB 102,018 1,036
Swedbank AB 63,340 1,031
UBS Group AG 234,202 4,322
UniCredit SpA 134,371 1,835
United Overseas Bank Ltd 82,500 1,902
Westpac Banking Corp 244,882 3,977
$ 104,882

Schedule of Investments
International Equity Index Fund
November 30, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Beverages - 2 .18%
Anheuser-Busch InBev SA/NV 60,752 $ 3,583
Asahi Group Holdings Ltd 32,000 1,026
Budweiser Brewing Co APAC Ltd
(f)
120,400 349
Carlsberg AS 6,807 860
Coca-Cola Europacific Partners PLC 14,377 763
Coca-Cola HBC AG
(d)
14,095 345
Davide Campari-Milano NV 36,560 385
Diageo PLC 159,264 7,355
Endeavour Group Ltd/Australia 93,951 446
Heineken Holding NV 7,051 534
Heineken NV 18,128 1,679
Ito En Ltd 3,700 143
JDE Peet's NV 7,032 218
Kirin Holdings Co Ltd 57,500 908
Pernod Ricard SA 14,435 2,864
Remy Cointreau SA 1,621 281
Suntory Beverage & Food Ltd 9,800 334
Treasury Wine Estates Ltd 50,488 477
$ 22,550
Biotechnology - 1 .07%
Argenx SE
(d)
3,850 1,558
Bachem Holding AG 2,321 227
CSL Ltd 33,691 6,922
Genmab A/S
(d)
4,603 2,133
Swedish Orphan Biovitrum AB
(d)
11,814 256
$ 11,096
Building Materials - 1 .63%
AGC Inc 13,600 459
Cie de Saint-Gobain 34,558 1,594
CRH PLC 52,809 2,123
Daikin Industries Ltd 17,400 2,870
Geberit AG 2,509 1,203
HeidelbergCement AG 10,128 555
Holcim AG
(d)
38,771 2,025
Investment AB Latour 10,354 205
James Hardie Industries PLC 31,170 626
Kingspan Group PLC 10,800 611
Lixil Corp 20,200 314
Nibe Industrier AB 105,999 1,001
ROCKWOOL A/S 620 136
Sika AG 10,214 2,610
TOTO Ltd 9,900 345
Xinyi Glass Holdings Ltd 127,000 246
$ 16,923
Chemicals - 2 .82%
Air Liquide SA 36,602 5,329
Akzo Nobel NV 12,701 914
Arkema SA 4,155 369
Asahi Kasei Corp 87,800 653
BASF SE 64,241 3,271
Brenntag SE 10,805 687
Chr Hansen Holding A/S 7,322 452
Clariant AG
(d)
15,090 245
Covestro AG
(f)
13,512 543
Croda International PLC 9,766 808
EMS-Chemie Holding AG 490 341
Evonik Industries AG 14,666 289
Givaudan SA 645 2,181
ICL Group Ltd 49,515 415
Johnson Matthey PLC 12,799 325
Koninklijke DSM NV 12,224 1,585
Mitsubishi Chemical Group Corp 89,500 478
Mitsui Chemicals Inc 12,900 294
Nippon Paint Holdings Co Ltd 58,000 480
Nippon Sanso Holdings Corp 12,100 202
Nissan Chemical Corp 8,900 442
Nitto Denko Corp 10,000 632
Novozymes A/S 14,305 832
OCI NV 7,368 312
COMMON STOCKS (continued) Shares Held Value (000’s)
Chemicals (continued)
Shin-Etsu Chemical Co Ltd 26,300 $ 3,403
Solvay SA 5,183 514
Sumitomo Chemical Co Ltd 104,100 379
Symrise AG 9,287 1,065
Toray Industries Inc 96,900 522
Tosoh Corp 18,100 215
Umicore SA 14,648 529
Yara International ASA 11,580 535
$ 29,241
Commercial Services - 2 .64%
Adecco Group AG 11,192 381
Adyen NV
(d),(f)
1,516 2,388
Amadeus IT Group SA
(d)
31,508 1,704
Ashtead Group PLC 30,823 1,881
Brambles Ltd 97,005 802
Bureau Veritas SA 20,563 539
Dai Nippon Printing Co Ltd 15,500 321
Edenred 17,456 959
Experian PLC 64,389 2,278
GMO Payment Gateway Inc 2,900 263
IDP Education Ltd 14,600 301
Intertek Group PLC 11,287 553
Nexi SpA
(d),(f)
41,283 366
Nihon M&A Center Holdings Inc 21,100 289
Persol Holdings Co Ltd 12,400 288
Randstad NV 8,362 484
Recruit Holdings Co Ltd 100,700 3,258
RELX PLC 134,262 3,765
Rentokil Initial PLC 175,485 1,156
Secom Co Ltd 14,600 903
Securitas AB 34,416 282
SGS SA 445 1,046
TOPPAN INC 18,300 285
Transurban Group 215,050 2,102
Worldline SA/France
(d),(f)
16,730 793
$ 27,387
Computers - 1 .07%
Bechtle AG 5,727 209
Capgemini SE 11,454 2,071
Check Point Software Technologies Ltd
(d)
7,019 932
Computershare Ltd 38,003 720
CyberArk Software Ltd
(d)
2,847 424
Fujitsu Ltd 13,700 1,859
Itochu Techno-Solutions Corp 6,700 165
Logitech International SA 12,107 734
NEC Corp 17,100 609
Nomura Research Institute Ltd 23,443 520
NTT Data Corp 44,100 682
Obic Co Ltd 4,800 768
Otsuka Corp 8,000 269
SCSK Corp 10,900 177
Teleperformance 4,134 944
$ 11,083
Consumer Products - 0 .39%
Henkel AG & Co KGaA 7,268 483
Reckitt Benckiser Group PLC 50,050 3,592
$ 4,075
Cosmetics & Personal Care - 2 .13%
Beiersdorf AG 7,050 767
Essity AB 42,595 1,043
Haleon PLC
(d)
355,246 1,235
Kao Corp 33,200 1,329
Kose Corp 2,300 245
L'Oreal SA 16,893 6,344
Shiseido Co Ltd 27,900 1,191
Unicharm Corp 28,200 1,049
Unilever PLC 178,029 8,902
$ 22,105

Schedule of Investments
International Equity Index Fund
November 30, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Distribution & Wholesale - 1 .29%
Bunzl PLC 23,609 $ 873
D'ieteren Group 1,739 331
IMCD NV 3,985 590
ITOCHU Corp 83,100 2,610
Marubeni Corp 108,100 1,223
Mitsubishi Corp 88,200 2,971
Mitsui & Co Ltd 100,200 2,908
Sumitomo Corp 78,700 1,290
Toyota Tsusho Corp 14,800 571
$ 13,367
Diversified Financial Services - 1 .60%
abrdn plc
(e)
150,486 357
AerCap Holdings NV
(d)
9,457 581
Amundi SA
(f)
4,276 241
ASX Ltd 13,539 653
Daiwa Securities Group Inc 93,200 413
Deutsche Boerse AG 13,288 2,442
Euronext NV
(f)
5,992 458
Futu Holdings Ltd ADR
(d)
4,169 256
Hargreaves Lansdown PLC 24,880 256
Hong Kong Exchanges & Clearing Ltd 84,200 3,348
Japan Exchange Group Inc 35,100 508
Julius Baer Group Ltd 14,955 861
London Stock Exchange Group PLC 23,018 2,305
Mitsubishi HC Capital Inc 46,100 220
Nomura Holdings Inc 203,400 742
ORIX Corp 83,500 1,353
SBI Holdings Inc 17,090 328
Schroders PLC 51,146 276
Singapore Exchange Ltd 59,900 401
St James's Place PLC 38,054 535
$ 16,534
Electric - 2 .70%
BKW AG 1,477 192
Chubu Electric Power Co Inc 45,100 423
CLP Holdings Ltd 114,500 831
E.ON SE 157,032 1,506
EDP - Energias de Portugal SA 194,162 921
EDP Renovaveis SA 20,154 469
Electricite de France SA 40,775 510
Elia Group SA/NV 2,312 329
Endesa SA 22,215 411
Enel SpA 568,877 3,069
Engie SA 127,749 1,942
Fortum Oyj 31,064 495
HK Electric Investments & HK Electric
Investments Ltd
185,000 137
Iberdrola SA 422,739 4,776
Kansai Electric Power Co Inc/The 49,200 418
Mercury NZ Ltd 48,333 168
Meridian Energy Ltd 90,142 280
National Grid PLC 255,998 3,149
Origin Energy Ltd 120,497 648
Orsted AS
(f)
13,230 1,158
Power Assets Holdings Ltd 96,500 498
Red Electrica Corp SA 28,383 497
RWE AG 44,932 1,978
SSE PLC 74,677 1,549
Terna - Rete Elettrica Nazionale 98,410 754
Tokyo Electric Power Co Holdings Inc
(d)
106,700 389
Verbund AG 4,762 431
$ 27,928
Electrical Components & Equipment - 1 .11%
ABB Ltd 109,939 3,455
Brother Industries Ltd 16,600 270
Legrand SA 18,662 1,520
Prysmian SpA 17,816 628
Schneider Electric SE 37,946 5,604
$ 11,477
COMMON STOCKS (continued) Shares Held Value (000’s)
Electronics - 1 .31%
Assa Abloy AB 70,104 $ 1,608
Azbil Corp 8,100 249
Halma PLC 26,553 704
Hirose Electric Co Ltd 2,099 281
Hoya Corp 25,400 2,628
Ibiden Co Ltd 7,900 324
Kyocera Corp 22,400 1,144
MINEBEA MITSUMI Inc 25,300 420
Murata Manufacturing Co Ltd 40,100 2,200
Nidec Corp 31,200 1,965
Shimadzu Corp 16,600 510
TDK Corp 27,100 977
Venture Corp Ltd 19,300 248
Yokogawa Electric Corp 16,000 302
$ 13,560
Energy - Alternate Sources - 0 .23%
Corp ACCIONA Energias Renovables SA 4,605 183
Siemens Gamesa Renewable Energy SA
(d)
16,674 314
Vestas Wind Systems A/S 70,633 1,835
$ 2,332
Engineering & Construction - 1 .18%
Acciona SA 1,726 338
ACS Actividades de Construccion y Servicios SA 15,144 430
Aena SME SA
(d),(f)
5,245 677
Aeroports de Paris
(d)
2,076 320
Auckland International Airport Ltd
(d)
87,554 446
Bouygues SA 16,053 496
Cellnex Telecom SA - Rights
(f)
38,011 1,307
CK Infrastructure Holdings Ltd 44,000 222
Eiffage SA 5,825 573
Ferrovial SA 34,132 918
Infrastrutture Wireless Italiane SpA
(f)
23,505 234
Kajima Corp 29,500 334
Keppel Corp Ltd 101,800 568
Lendlease Corp Ltd 48,184 252
Obayashi Corp 45,300 339
Shimizu Corp 38,500 208
Skanska AB 23,794 387
Taisei Corp 12,700 386
Vinci SA 37,615 3,798
$ 12,233
Entertainment - 0 .90%
Aristocrat Leisure Ltd 41,866 1,006
Entain PLC 41,181 705
Evolution AB
(f)
12,788 1,317
Flutter Entertainment PLC
(d)
11,683 1,755
Genting Singapore Ltd 422,800 276
La Francaise des Jeux SAEM
(f)
7,347 295
Lottery Corp Ltd/The
(d)
155,679 492
Oriental Land Co Ltd/Japan 13,900 2,009
Toho Co Ltd/Tokyo 7,800 302
Universal Music Group NV 50,733 1,207
$ 9,364
Environmental Control - 0 .03%
Kurita Water Industries Ltd 7,300 327
Food - 4 .52%
Aeon Co Ltd 45,800 945
Ajinomoto Co Inc 32,000 1,013
Associated British Foods PLC 24,916 478
Barry Callebaut AG 250 511
Carrefour SA 41,529 711
Chocoladefabriken Lindt & Spruengli AG - PC 74 778
Chocoladefabriken Lindt & Spruengli AG - REG 8 824
CK Hutchison Holdings Ltd 188,132 1,094
Coles Group Ltd 93,464 1,079
Danone SA 44,903 2,360
HelloFresh SE
(d)
11,557 286
J Sainsbury PLC 122,967 332
Jeronimo Martins SGPS SA 19,806 442

Schedule of Investments
International Equity Index Fund
November 30, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Food (continued)
Kerry Group PLC 11,137 $ 1,059
Kesko Oyj 19,103 411
Kikkoman Corp 10,100 572
Kobe Bussan Co Ltd 10,500 276
Koninklijke Ahold Delhaize NV 73,141 2,131
MEIJI Holdings Co Ltd 7,800 374
Mowi ASA 28,934 453
Nestle SA 192,347 22,894
Nisshin Seifun Group Inc 13,795 163
Nissin Foods Holdings Co Ltd 4,300 328
Ocado Group PLC
(d)
40,384 306
Orkla ASA 52,532 375
Salmar ASA 4,569 161
Seven & i Holdings Co Ltd 52,600 2,140
Tesco PLC 522,108 1,438
WH Group Ltd
(f)
583,000 342
Woolworths Group Ltd 84,905 1,997
Yakult Honsha Co Ltd 9,000 574
$ 46,847
Food Service - 0 .33%
Compass Group PLC 123,520 2,816
Sodexo SA 6,187 593
$ 3,409
Forest Products & Paper - 0 .41%
Holmen AB 6,560 271
Mondi PLC 33,960 642
Oji Holdings Corp 56,700 219
Smurfit Kappa Group PLC 17,289 628
Stora Enso Oyj 38,548 567
Svenska Cellulosa AB SCA 42,376 576
UPM-Kymmene Oyj 37,331 1,370
$ 4,273
Gas - 0 .28%
Enagas SA 17,407 314
Hong Kong & China Gas Co Ltd 782,387 668
Naturgy Energy Group SA 10,172 286
Osaka Gas Co Ltd 26,200 405
Snam SpA 141,042 720
Tokyo Gas Co Ltd 27,500 506
$ 2,899
Hand & Machine Tools - 0 .32%
Disco Corp 2,000 601
Fuji Electric Co Ltd 8,800 365
Makita Corp 15,700 362
Schindler Holding AG - PC 2,838 538
Schindler Holding AG - REG 1,641 295
Techtronic Industries Co Ltd 96,000 1,170
$ 3,331
Healthcare - Products - 1 .95%
Alcon Inc 34,950 2,410
Asahi Intecc Co Ltd 15,300 274
Carl Zeiss Meditec AG 2,814 384
Cochlear Ltd 4,600 677
Coloplast A/S 8,308 982
Demant A/S
(d)
6,444 184
DiaSorin SpA 1,760 235
EssilorLuxottica SA 20,340 3,798
Fisher & Paykel Healthcare Corp Ltd 40,382 605
Getinge AB 15,997 374
Koninklijke Philips NV 62,202 932
Lifco AB 16,304 282
Olympus Corp 85,600 1,768
QIAGEN NV
(d)
15,924 795
Sartorius Stedim Biotech 1,933 660
Siemens Healthineers AG
(f)
19,723 1,051
Smith & Nephew PLC 60,893 803
Sonova Holding AG 3,755 975
Straumann Holding AG 7,806 911
Sysmex Corp 11,800 725
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
Terumo Corp 45,100 $ 1,340
$ 20,165
Healthcare - Services - 0 .64%
BioMerieux 2,928 296
Eurofins Scientific SE 9,423 654
Fresenius Medical Care AG & Co KGaA 14,365 449
Fresenius SE & Co KGaA 29,545 823
Lonza Group AG 5,208 2,740
Medibank Pvt Ltd 192,625 384
Ramsay Health Care Ltd 12,806 576
Sonic Healthcare Ltd 31,899 705
$ 6,627
Holding Companies - Diversified - 0 .08%
Jardine Matheson Holdings Ltd 11,094 538
Swire Pacific Ltd 34,500 271
$ 809
Home Builders - 0 .30%
Barratt Developments PLC 71,521 346
Berkeley Group Holdings PLC 7,641 354
Daiwa House Industry Co Ltd 41,900 965
Iida Group Holdings Co Ltd 10,220 164
Open House Group Co Ltd 5,600 238
Persimmon PLC 22,333 346
Sekisui Chemical Co Ltd 25,900 366
Taylor Wimpey PLC 247,044 311
$ 3,090
Home Furnishings - 0 .94%
Electrolux AB
(e)
15,380 220
Hoshizaki Corp 7,500 255
Panasonic Holdings Corp 154,400 1,442
Rational AG 357 224
SEB SA 1,741 137
Sharp Corp/Japan 16,100 115
Sony Group Corp 88,100 7,298
$ 9,691
Insurance - 5 .05%
Admiral Group PLC 12,599 308
Aegon NV 124,973 613
Ageas SA/NV 11,279 457
AIA Group Ltd 835,000 8,479
Allianz SE 28,568 6,098
Assicurazioni Generali SpA 77,691 1,378
Aviva PLC 196,037 1,058
AXA SA 130,733 3,696
Baloise Holding AG 3,203 484
Dai-ichi Life Holdings Inc 68,400 1,269
Gjensidige Forsikring ASA 13,988 270
Hannover Rueck SE 4,216 800
Insurance Australia Group Ltd 172,418 562
Japan Post Holdings Co Ltd 166,200 1,303
Japan Post Insurance Co Ltd 13,900 231
Legal & General Group PLC 417,754 1,281
M&G PLC 175,731 410
MS&AD Insurance Group Holdings Inc 31,100 923
Muenchener Rueckversicherungs-Gesellschaft
AG in Muenchen
9,798 3,095
NN Group NV 19,513 834
Phoenix Group Holdings PLC 52,458 376
Prudential PLC 192,297 2,287
QBE Insurance Group Ltd 103,744 911
Sampo Oyj 33,555 1,699
Sompo Holdings Inc 21,850 964
Suncorp Group Ltd 88,311 719
Swiss Life Holding AG 2,157 1,153
Swiss Re AG 21,096 1,891
T&D Holdings Inc 37,000 450
Tokio Marine Holdings Inc 128,300 2,647
Tryg A/S 25,184 586

Schedule of Investments
International Equity Index Fund
November 30, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Zurich Insurance Group AG 10,523 $ 5,056
$ 52,288
Internet - 1 .10%
Adevinta ASA - B Shares
(d)
20,382 163
Auto Trader Group PLC
(f)
65,866 455
CyberAgent Inc 30,100 274
Delivery Hero SE
(d),(f)
11,891 521
Grab Holdings Ltd
(d)
90,807 274
Just Eat Takeaway.com NV
(d),(f)
12,779 296
Kakaku.com Inc 9,400 169
M3 Inc 30,800 966
MonotaRO Co Ltd 17,500 303
Prosus NV
(d)
58,015 3,796
Rakuten Group Inc 61,000 293
Scout24 SE
(f)
5,609 308
Sea Ltd ADR
(d)
25,274 1,475
SEEK Ltd 23,569 361
Trend Micro Inc/Japan 9,300 467
United Internet AG 6,783 144
Wix.com Ltd
(d)
4,003 362
Z Holdings Corp 186,700 514
ZOZO Inc 8,700 220
$ 11,361
Investment Companies - 0 .63%
Eurazeo SE 3,047 192
EXOR NV
(d)
7,585 595
Groupe Bruxelles Lambert NV 6,955 561
Industrivarden AB - A Shares 9,119 235
Industrivarden AB - C Shares 10,770 276
Investor AB - A Shares 34,881 672
Investor AB - B Shares 127,432 2,372
Kinnevik AB - B Shares
(d)
16,973 262
L E Lundbergforetagen AB 5,315 232
Melrose Industries PLC 283,585 459
Sofina SA 1,077 235
Washington H Soul Pattinson & Co Ltd 15,147 293
Wendel SE 1,861 173
$ 6,557
Iron & Steel - 0 .50%
ArcelorMittal SA 36,838 1,010
BlueScope Steel Ltd 32,917 397
Fortescue Metals Group Ltd 118,444 1,577
JFE Holdings Inc 34,300 383
Mineral Resources Ltd 11,922 718
Nippon Steel Corp 56,377 903
voestalpine AG 8,116 223
$ 5,211
Leisure Products & Services - 0 .17%
Shimano Inc 5,100 881
Yamaha Corp 9,800 390
Yamaha Motor Co Ltd 20,800 521
$ 1,792
Lodging - 0 .30%
Accor SA
(d)
11,956 315
City Developments Ltd 28,700 176
Galaxy Entertainment Group Ltd 152,000 924
InterContinental Hotels Group PLC 12,870 749
Sands China Ltd
(d)
169,600 464
Whitbread PLC 14,130 446
$ 3,074
Machinery - Construction & Mining - 1 .04%
Epiroc AB - A Shares 46,093 888
Epiroc AB - B Shares 27,275 456
Hitachi Construction Machinery Co Ltd 7,500 177
Hitachi Ltd 67,700 3,620
Komatsu Ltd 64,600 1,501
Mitsubishi Electric Corp 135,100 1,354
Mitsubishi Heavy Industries Ltd 22,400 892
COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Construction & Mining (continued)
Sandvik AB 74,575 $ 1,370
Siemens Energy AG
(e)
30,494 512
$ 10,770
Machinery - Diversified - 2 .06%
Atlas Copco AB - A Shares 187,873 2,342
Atlas Copco AB - B Shares 109,173 1,239
CNH Industrial NV 71,573 1,154
Daifuku Co Ltd 7,000 364
FANUC Corp 13,400 2,015
GEA Group AG 10,593 433
Hexagon AB 136,139 1,557
Husqvarna AB 29,348 230
Keyence Corp 13,560 5,738
Kone Oyj 23,772 1,189
Kubota Corp 71,300 1,060
Omron Corp 13,000 676
SMC Corp 4,000 1,825
Spirax-Sarco Engineering PLC 5,148 703
Wartsila OYJ Abp 33,109 287
Yaskawa Electric Corp 16,700 550
$ 21,362
Media - 0 .40%
Bollore SE 61,908 348
Informa PLC 101,426 761
Pearson PLC 46,333 559
Vivendi SE 50,399 454
Wolters Kluwer NV 18,361 2,023
$ 4,145
Metal Fabrication & Hardware - 0 .20%
MISUMI Group Inc 19,900 495
SKF AB 26,812 446
Tenaris SA 33,028 573
VAT Group AG
(f)
1,887 529
$ 2,043
Mining - 3 .14%
Anglo American PLC 88,876 3,695
Antofagasta PLC 27,581 477
BHP Group Ltd 354,322 11,004
Boliden AB
(d)
19,130 723
Glencore PLC 683,322 4,663
IGO Ltd 47,668 509
Newcrest Mining Ltd 62,468 851
Norsk Hydro ASA 94,063 708
Northern Star Resources Ltd 81,492 597
Pilbara Minerals Ltd
(d)
177,449 576
Rio Tinto Ltd 25,963 1,938
Rio Tinto PLC 78,647 5,294
South32 Ltd 323,675 899
Sumitomo Metal Mining Co Ltd 17,300 583
$ 32,517
Miscellaneous Manufacturers - 1 .09%
Alfa Laval AB 20,262 583
Alstom SA 22,366 587
Indutrade AB 19,111 412
JSR Corp 12,500 265
Knorr-Bremse AG 5,073 289
Orica Ltd 31,436 319
Siemens AG 53,506 7,420
Smiths Group PLC 25,346 488
Toshiba Corp 27,200 928
$ 11,291
Office & Business Equipment - 0 .35%
Canon Inc 70,000 1,636
FUJIFILM Holdings Corp 25,100 1,350
Ricoh Co Ltd 40,100 319
Seiko Epson Corp 19,500 307
$ 3,612

Schedule of Investments
International Equity Index Fund
November 30, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas - 4 .88%
Aker BP ASA 22,102 $ 769
Ampol Ltd 16,667 325
BP PLC 1,316,055 7,859
DCC PLC 6,903 368
ENEOS Holdings Inc 214,530 724
Eni SpA 174,864 2,607
Equinor ASA 66,633 2,566
Galp Energia SGPS SA 35,059 432
Idemitsu Kosan Co Ltd 14,481 340
Inpex Corp 72,700 801
Neste Oyj 29,589 1,527
OMV AG 10,300 547
Repsol SA 96,508 1,490
Santos Ltd 222,960 1,112
Shell PLC 508,100 14,870
TotalEnergies SE 174,032 10,877
Woodside Energy Group Ltd 132,806 3,354
$ 50,568
Packaging & Containers - 0 .05%
SIG Group AG
(d)
21,389 472
Pharmaceuticals - 9 .19%
Amplifon SpA 8,708 247
Astellas Pharma Inc 128,400 1,991
AstraZeneca PLC 108,377 14,668
Bayer AG 68,714 3,988
Chugai Pharmaceutical Co Ltd 47,000 1,252
Daiichi Sankyo Co Ltd 122,500 4,057
Eisai Co Ltd 17,600 1,202
Grifols SA
(d)
20,863 223
GSK PLC 284,486 4,837
Hikma Pharmaceuticals PLC 11,562 212
Ipsen SA 2,637 295
Kobayashi Pharmaceutical Co Ltd 3,700 230
Kyowa Kirin Co Ltd 18,900 439
Merck KGaA 9,038 1,656
Nippon Shinyaku Co Ltd 3,400 202
Novartis AG 151,313 13,460
Novo Nordisk A/S 115,787 14,524
Ono Pharmaceutical Co Ltd 25,300 648
Orion Oyj 7,459 394
Otsuka Holdings Co Ltd 27,300 936
Recordati Industria Chimica e Farmaceutica SpA 7,313 313
Roche Holding AG
(e)
1,864 749
Roche Holding AG 49,139 16,050
Sanofi 79,786 7,207
Shionogi & Co Ltd 18,500 931
Takeda Pharmaceutical Co Ltd 105,000 3,087
Teva Pharmaceutical Industries Ltd ADR
(d)
77,676 681
UCB SA 8,842 714
$ 95,193
Pipelines - 0 .06%
APA Group 82,526 630
Private Equity - 0 .35%
3i Group PLC 68,073 1,118
Capitaland Investment Ltd/Singapore 181,900 494
EQT AB 20,853 479
Partners Group Holding AG 1,586 1,580
$ 3,671
Real Estate - 1 .22%
Aroundtown SA 69,878 169
Azrieli Group Ltd 2,968 213
CK Asset Holdings Ltd 140,132 839
Daito Trust Construction Co Ltd 4,300 480
ESR Group Ltd
(f)
139,800 317
Fastighets AB Balder
(d)
44,132 198
Hang Lung Properties Ltd 141,000 261
Henderson Land Development Co Ltd 100,982 333
Hongkong Land Holdings Ltd 78,202 316
Hulic Co Ltd 26,800 226
COMMON STOCKS (continued) Shares Held Value (000’s)
Real Estate (continued)
LEG Immobilien SE 5,183 $ 333
Mitsubishi Estate Co Ltd 82,600 1,166
Mitsui Fudosan Co Ltd 63,300 1,283
New World Development Co Ltd 104,750 249
Nomura Real Estate Holdings Inc 8,300 201
REA Group Ltd 3,695 315
Sagax AB 13,335 297
Sekisui House Ltd 43,000 805
Sino Land Co Ltd 241,073 302
Sumitomo Realty & Development Co Ltd 21,600 588
Sun Hung Kai Properties Ltd 101,000 1,218
Swire Properties Ltd 81,600 184
Swiss Prime Site AG 5,365 448
UOL Group Ltd 32,400 160
Vonovia SE 50,097 1,244
Wharf Real Estate Investment Co Ltd 116,000 538
$ 12,683
REITs - 1 .22%
British Land Co PLC/The 61,595 295
CapitaLand Ascendas REIT 235,050 484
CapitaLand Integrated Commercial Trust 371,038 569
Covivio 3,312 192
Daiwa House REIT Investment Corp 154 344
Dexus 75,228 413
Gecina SA 3,213 314
GLP J-Reit 298 335
Goodman Group 118,374 1,566
GPT Group/The 133,982 413
Japan Metropolitan Fund Invest 488 391
Japan Real Estate Investment Corp 87 386
Klepierre SA
(d)
15,047 349
Land Securities Group PLC 49,472 369
Link REIT 147,600 997
Mapletree Logistics Trust 235,100 280
Mapletree Pan Asia Commercial Trust 164,600 208
Mirvac Group 275,989 424
Nippon Building Fund Inc 107 499
Nippon Prologis REIT Inc
(d)
149 367
Nomura Real Estate Master Fund Inc
(d)
297 372
Scentre Group 363,035 741
Segro PLC 84,567 818
Stockland 166,968 436
Unibail-Rodamco-Westfield
(d)
8,248 445
Vicinity Ltd 270,644 377
Warehouses De Pauw CVA 11,295 302
$ 12,686
Retail - 1 .77%
Cie Financiere Richemont SA 36,509 4,840
Fast Retailing Co Ltd 4,100 2,438
H & M Hennes & Mauritz AB
(e)
51,082 573
Industria de Diseno Textil SA 76,296 1,992
Jardine Cycle & Carriage Ltd 6,900 154
JD Sports Fashion PLC 180,390 278
Kingfisher PLC 137,625 402
McDonald's Holdings Co Japan Ltd 6,000 222
Moncler SpA 14,356 748
Next PLC 9,042 646
Nitori Holdings Co Ltd 5,600 642
Pan Pacific International Holdings Corp 26,600 464
Pandora A/S 6,344 483
Reece Ltd 15,813 167
Swatch Group AG/The - BR 2,023 541
Swatch Group AG/The - REG 3,679 178
USS Co Ltd 14,500 244
Welcia Holdings Co Ltd 6,600 146
Wesfarmers Ltd 79,325 2,642
Zalando SE
(d),(f)
15,662 493
$ 18,293

Schedule of Investments
International Equity Index Fund
November 30, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors - 3 .00%
Advantest Corp 13,400 $ 912
ASM International NV 3,275 908
ASML Holding NV 28,430 17,357
Hamamatsu Photonics KK 9,800 518
Infineon Technologies AG 91,340 3,068
Lasertec Corp 5,200 980
Renesas Electronics Corp
(d)
81,900 803
Rohm Co Ltd 6,100 490
STMicroelectronics NV 47,803 1,850
SUMCO Corp 24,400 365
Tokyo Electron Ltd 10,400 3,530
Tower Semiconductor Ltd
(d)
7,643 341
$ 31,122
Shipbuilding - 0 .02%
Kongsberg Gruppen ASA 6,202 257
Software - 1 .45%
AVEVA Group PLC 8,444 328
Capcom Co Ltd 12,300 375
Dassault Systemes SE 46,619 1,738
Embracer Group AB
(d),(e)
45,461 195
Koei Tecmo Holdings Co Ltd 8,220 143
Konami Group Corp 6,500 306
Nemetschek SE 4,038 202
Nexon Co Ltd 33,400 708
Oracle Corp Japan 2,700 160
Sage Group PLC/The 71,258 691
SAP SE 73,036 8,104
Square Enix Holdings Co Ltd 6,000 271
Temenos AG 4,447 274
TIS Inc 15,800 452
Ubisoft Entertainment SA
(d)
6,583 183
WiseTech Global Ltd 10,272 411
Xero Ltd
(d)
9,445 469
$ 15,010
Telecommunications - 3 .16%
Bezeq The Israeli Telecommunication Corp Ltd 145,074 270
BT Group PLC 486,112 715
Deutsche Telekom AG 226,702 4,612
Elisa Oyj 9,948 517
Hikari Tsushin Inc 1,400 196
HKT Trust & HKT Ltd 263,980 322
KDDI Corp 112,700 3,352
Koninklijke KPN NV 231,047 711
Nice Ltd
(d)
4,442 861
Nippon Telegraph & Telephone Corp 83,500 2,315
Nokia OYJ 378,497 1,865
Orange SA 139,541 1,418
Singapore Telecommunications Ltd 577,400 1,161
SoftBank Corp 200,800 2,185
SoftBank Group Corp 84,300 3,694
Spark New Zealand Ltd 130,906 427
Swisscom AG 1,810 976
Tele2 AB 39,848 354
Telecom Italia SpA/Milano
(d)
696,935 152
Telefonaktiebolaget LM Ericsson 204,150 1,289
Telefonica Deutschland Holding AG 72,817 174
Telefonica SA 363,550 1,357
Telenor ASA 48,941 475
Telia Co AB 185,929 508
Telstra Group Ltd 282,858 767
Vodafone Group PLC 1,847,235 2,046
$ 32,719
Toys, Games & Hobbies - 0 .41%
Bandai Namco Holdings Inc 14,000 928
Nintendo Co Ltd 77,100 3,306
$ 4,234
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation - 1 .64%
AP Moller - Maersk A/S - A 218 $ 463
AP Moller - Maersk A/S - B 352 763
Aurizon Holdings Ltd 128,745 335
Central Japan Railway Co 10,200 1,236
Deutsche Post AG 69,331 2,770
DSV A/S 13,092 2,095
East Japan Railway Co 21,100 1,196
Getlink SE 30,774 509
Hankyu Hanshin Holdings Inc 16,000 501
Keio Corp 7,100 266
Keisei Electric Railway Co Ltd 9,100 261
Kintetsu Group Holdings Co Ltd 12,000 429
Kuehne + Nagel International AG 3,800 923
Mitsui OSK Lines Ltd 24,000 594
MTR Corp Ltd 108,000 521
Nippon Express Holdings Inc 5,400 320
Nippon Yusen KK 33,800 752
Odakyu Electric Railway Co Ltd 20,600 272
Poste Italiane SpA
(f)
36,540 360
SG Holdings Co Ltd 20,100 313
SITC International Holdings Co Ltd 93,000 206
Tobu Railway Co Ltd 13,200 319
Tokyu Corp 37,100 474
West Japan Railway Co 15,300 652
Yamato Holdings Co Ltd 20,100 337
ZIM Integrated Shipping Services Ltd
(e)
5,876 123
$ 16,990
Water - 0 .23%
Severn Trent PLC 17,587 579
United Utilities Group PLC 47,693 591
Veolia Environnement SA 46,550 1,205
$ 2,375
TOTAL COMMON STOCKS $ 1,011,153
PREFERRED STOCKS - 0 .52 % Shares Held Value (000's)
Automobile Manufacturers - 0 .37%
Bayerische Motoren Werke AG 5.82% 4,154 $ 361
Dr Ing hc F Porsche AG 0.00%
(d)
7,964 902
Porsche Automobil Holding SE 2.56% 10,709 658
Volkswagen AG 7.56% 12,979 1,917
$ 3,838
Consumer Products - 0 .09%
Henkel AG & Co KGaA 1.85% 12,460 891
Electronics - 0 .06%
Sartorius AG 1.26% 1,701 639
TOTAL PREFERRED STOCKS $ 5,368
Total Investments $ 1,034,649
Other Assets and Liabilities -  0.13% 1,393
TOTAL NET ASSETS - 100.00% $ 1,036,042
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $2,997 or
0.29% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $2,892 or 0.28% of net assets.
(f) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $15,162 or 1.46% of net assets.

Schedule of Investments
International Equity Index Fund
November 30, 2022 (unaudited)
See accompanying notes.

Portfolio Summary  (unaudited)
Location Percent
Japan 21 .53%
United Kingdom 14 .38%
France 11 .32%
Switzerland 10 .59%
Germany 7 .95%
Australia 7 .85%
Netherlands 4 .73%
Sweden 3 .10%
Denmark 2 .72%
Hong Kong 2 .65%
Spain 2 .39%
Italy 1 .89%
United States 1 .75%
Singapore 1 .48%
Finland 1 .23%
Ireland 1 .06%
Belgium 0 .81%
Norway 0 .77%
Israel 0 .74%
Luxembourg 0 .24%
New Zealand 0 .23%
Austria 0 .18%
Portugal 0 .17%
Macao 0 .05%
Chile 0 .04%
Jordan 0 .02%
Other Assets and Liabilities
0 .13%
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2022 Purchases Sales November 30, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 3.57% $ 29,058 $ 190,526 $ 217,374 $ 2,210
$ 29,058 $ 190,526 $ 217,374 $ 2,210
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 3.57% $ 12 $ — $ — $ —
$ 12 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
eMini MSCI EAFE; December 2022 Long 19 $ 1,881 $ 47
Total $ 47
Amounts in thousands except contracts.

Schedule of Investments
International Small Company Fund
November 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .73 % Shares Held Value (000's)
Money Market Funds - 1 .73%
BlackRock Liquidity FedFund - Institutional
Class 3.55%
(a),(b)
2,055,387 $ 2,055
Principal Government Money Market Fund -
Institutional Class 3.57%
(a),(c)
9,473,877 9,474
$ 11,529
TOTAL INVESTMENT COMPANIES $ 11,529
COMMON STOCKS - 97 .35 % Shares Held Value (000's)
Advertising - 0 .27%
Stroeer SE & Co KGaA 39,279 $ 1,805
Aerospace & Defense - 1 .66%
IHI Corp 99,800 2,754
Rheinmetall AG 20,805 4,252
Saab AB 109,835 4,086
$ 11,092
Agriculture - 0 .41%
First Resources Ltd 2,302,900 2,752
Apparel - 0 .96%
Dr Martens PLC 1,154,149 2,867
Gildan Activewear Inc 79,800 2,311
Yue Yuen Industrial Holdings Ltd 985,000 1,242
$ 6,420
Automobile Manufacturers - 0 .59%
Mazda Motor Corp 498,300 3,962
Automobile Parts & Equipment - 2 .26%
CIE Automotive SA 103,501 2,638
Faurecia SE
(d)
178,615 2,976
Toyoda Gosei Co Ltd 176,500 2,953
Toyota Boshoku Corp 193,400 2,717
Yokohama Rubber Co Ltd/The 230,100 3,810
$ 15,094
Banks - 4 .37%
Banca Mediolanum SpA 532,254 4,504
Banco de Sabadell SA 5,191,875 4,848
Bank of Ireland Group PLC 607,679 5,039
BAWAG Group AG
(d),(e)
104,048 5,451
Chiba Bank Ltd/The 702,900 4,272
Fukuoka Financial Group Inc 258,100 5,057
$ 29,171
Beverages - 0 .68%
Royal Unibrew A/S 66,287 4,548
Biotechnology - 0 .26%
Bavarian Nordic A/S
(d)
17,230 585
Cellectis SA ADR
(d)
117,012 257
Immunocore Holdings PLC ADR
(d)
6,489 408
Olink Holding AB ADR
(d),(f)
20,234 482
$ 1,732
Building Materials - 1 .07%
Ibstock PLC
(e)
556,552 1,069
Sumitomo Osaka Cement Co Ltd 109,400 2,582
Wienerberger AG 131,694 3,482
$ 7,133
Chemicals - 1 .60%
ADEKA Corp 124,600 2,065
K+S AG 27,026 597
Kureha Corp 64,900 4,642
OCI NV 80,602 3,412
$ 10,716
Commercial Services - 2 .64%
Element Fleet Management Corp 211,300 2,994
Loomis AB 111,158 3,285
M&A Capital Partners Co Ltd
(d)
43,300 1,551
Persol Holdings Co Ltd 208,400 4,844
QinetiQ Group PLC 509,832 2,157
Rentokil Initial PLC 103,708 683
Sixt SE 22,199 2,149
$ 17,663
COMMON STOCKS (continued) Shares Held Value (000’s)
Computers - 4 .59%
BayCurrent Consulting Inc 129,000 $ 4,287
BIPROGY Inc 145,500 3,502
Computacenter PLC 109,639 2,661
CyberArk Software Ltd
(d)
22,916 3,416
GB Group PLC 425,036 1,668
Internet Initiative Japan Inc 192,600 3,487
Keywords Studios PLC 112,703 4,033
Serco Group PLC 1,955,540 4,103
Sopra Steria Group SACA 19,801 3,005
Teleperformance 2,223 508
$ 30,670
Cosmetics & Personal Care - 0 .69%
Pola Orbis Holdings Inc 352,000 4,623
Distribution & Wholesale - 2 .26%
Rexel SA
(d)
224,657 4,128
RS GROUP PLC 443,509 4,933
Seven Group Holdings Ltd
(f)
203,033 2,920
Toromont Industries Ltd 41,004 3,121
$ 15,102
Diversified Financial Services - 3 .58%
Credit Saison Co Ltd 172,100 2,207
Euronext NV
(e)
49,109 3,757
IG Group Holdings PLC 469,357 4,669
Man Group PLC/Jersey 1,406,716 3,567
OSB Group PLC 359,976 2,072
SBI Holdings Inc 156,400 3,000
St James's Place PLC 148,372 2,085
Zenkoku Hosho Co Ltd 68,400 2,547
$ 23,904
Electric - 3 .53%
BKW AG 21,961 2,856
Boralex Inc 136,200 3,829
Capital Power Corp 139,500 4,795
Encavis AG 114,012 2,388
Hera SpA 298,554 829
Northland Power Inc 134,300 3,804
Sembcorp Industries Ltd 2,140,100 5,064
$ 23,565
Electrical Components & Equipment - 1 .66%
Nexans SA 29,959 2,649
Prysmian SpA 118,573 4,179
Signify NV
(e)
124,622 4,256
$ 11,084
Electronics - 0 .80%
Comet Holding AG 15,372 3,198
NKT A/S
(d)
39,998 2,154
$ 5,352
Engineering & Construction - 3 .76%
Alten SA 25,826 3,264
Arcadis NV 75,607 3,086
Balfour Beatty PLC 833,788 3,265
Downer EDI Ltd 894,582 3,166
INFRONEER Holdings Inc 327,200 2,460
Kumagai Gumi Co Ltd 62,100 1,150
MIRAIT ONE corp 35,800 395
SPIE SA 169,879 4,201
Stantec Inc 84,200 4,166
$ 25,153
Entertainment - 1 .27%
CTS Eventim AG & Co KGaA
(d)
77,504 4,855
Entain PLC 211,128 3,615
$ 8,470
Environmental Control - 0 .79%
Hitachi Zosen Corp 550,800 3,623
TRE Holdings Corp 143,300 1,651
$ 5,274

Schedule of Investments
International Small Company Fund
November 30, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Food - 3 .47%
AAK AB 184,432 $ 3,069
Cranswick PLC 52,991 1,975
Empire Co Ltd 149,700 4,076
GrainCorp Ltd 602,402 3,331
J Sainsbury PLC 764,770 2,063
Sonae SGPS SA 2,955,377 3,002
Toyo Suisan Kaisha Ltd 135,400 5,692
$ 23,208
Forest Products & Paper - 0 .12%
Sumitomo Forestry Co Ltd 44,300 774
Hand & Machine Tools - 0 .74%
Amada Co Ltd 613,700 4,948
Healthcare - Products - 1 .27%
Carl Zeiss Meditec AG 5,229 713
ConvaTec Group PLC
(e)
972,216 2,720
Tecan Group AG 12,065 5,083
$ 8,516
Healthcare - Services - 0 .10%
ICON PLC
(d)
3,053 658
Insurance - 2 .73%
ASR Nederland NV 161,790 7,405
Beazley PLC 633,035 4,998
Challenger Ltd 469,206 2,347
Definity Financial Corp 118,300 3,505
$ 18,255
Internet - 1 .18%
Future PLC 154,421 2,643
Scout24 SE
(e)
53,228 2,922
SMS Co Ltd 86,000 2,310
$ 7,875
Iron & Steel - 0 .49%
Salzgitter AG 9,437 277
SSAB AB - B Shares 523,791 2,961
$ 3,238
Leisure Products & Services - 0 .61%
BRP Inc 54,300 4,063
Lodging - 0 .83%
City Developments Ltd 511,300 3,141
Whitbread PLC 75,662 2,390
$ 5,531
Machinery - Construction & Mining - 0 .60%
Weir Group PLC/The 184,174 4,005
Machinery - Diversified - 1 .99%
ANDRITZ AG 67,003 3,667
ATS Corp
(d)
86,000 2,865
CKD Corp 174,900 2,641
IMI PLC 249,883 4,110
$ 13,283
Media - 0 .60%
Nine Entertainment Co Holdings Ltd 2,770,578 4,006
Metal Fabrication & Hardware - 1 .32%
Hanwa Co Ltd 82,900 2,176
Vallourec SA
(d)
293,162 3,447
VAT Group AG
(e)
11,475 3,216
$ 8,839
Mining - 3 .64%
Alamos Gold Inc 524,100 5,081
Allkem Ltd
(d)
290,102 2,745
Capstone Copper Corp
(d)
384,800 1,344
Constellium SE
(d)
113,081 1,408
Deterra Royalties Ltd 758,543 2,391
IGO Ltd 132,673 1,417
Pilbara Minerals Ltd
(d)
434,663 1,410
SSR Mining Inc 235,757 3,572
Yamana Gold Inc 912,600 4,973
$ 24,341
COMMON STOCKS (continued) Shares Held Value (000’s)
Miscellaneous Manufacturers - 2 .39%
Aalberts NV 91,378 $ 3,651
Amano Corp 100,800 1,830
Incitec Pivot Ltd 1,996,215 5,467
Trelleborg AB 203,784 4,988
$ 15,936
Office & Business Equipment - 0 .55%
Canon Marketing Japan Inc 160,900 3,661
Oil & Gas - 3 .20%
Ampol Ltd 193,160 3,766
ARC Resources Ltd 209,300 3,109
Birchcliff Energy Ltd 333,590 2,663
Crescent Point Energy Corp 457,100 3,551
Harbour Energy PLC 402,002 1,544
Tourmaline Oil Corp 53,830 3,276
Whitecap Resources Inc 439,300 3,504
$ 21,413
Oil & Gas Services - 0 .32%
Technip Energies NV 135,967 2,153
Packaging & Containers - 2 .57%
DS Smith PLC 1,581,262 5,821
Orora Ltd 1,770,733 3,773
Rengo Co Ltd 744,000 4,699
SIG Group AG
(d)
130,143 2,869
$ 17,162
Pharmaceuticals - 3 .80%
ALK-Abello A/S
(d)
157,860 2,292
CVS Group PLC 164,408 4,069
Dechra Pharmaceuticals PLC 111,556 3,685
Euroapi SA
(d)
160,283 2,861
Galenica AG
(e)
56,260 4,320
Nippon Shinyaku Co Ltd 65,200 3,868
Ship Healthcare Holdings Inc 27,400 556
Suzuken Co Ltd/Aichi Japan 138,800 3,740
$ 25,391
Pipelines - 0 .83%
Gaztransport Et Technigaz SA 22,288 2,778
Keyera Corp 119,300 2,780
$ 5,558
Real Estate - 2 .05%
CA Immobilien Anlagen AG 60,610 2,004
Hysan Development Co Ltd 321,000 848
PSP Swiss Property AG 41,893 4,641
Sino Land Co Ltd 880,000 1,101
Tokyu Fudosan Holdings Corp 945,300 5,133
$ 13,727
REITs - 8 .23%
Aedifica SA 27,350 2,155
Charter Hall Group 490,213 4,735
Cofinimmo SA 19,220 1,678
Derwent London PLC 87,826 2,510
Digital Core REIT Management Pte Ltd 1,654,933 1,015
First Capital Real Estate Investment Trust 218,500 2,786
Granite Real Estate Investment Trust 59,900 3,549
HomeCo Daily Needs REIT 2,247,920 2,047
Japan Hotel REIT Investment Corp 7,816 4,262
Japan Metropolitan Fund Invest 4,710 3,778
Japan Prime Realty Investment Corp 1,159 3,318
Klepierre SA
(d)
146,447 3,394
Lendlease Global Commercial REIT 4,083,000 2,187
Mitsui Fudosan Logistics Park Inc
(d)
1,205 4,375
Safestore Holdings PLC 236,311 2,609
Summit Industrial Income REIT 197,100 3,304
Supermarket Income Reit PLC 1,469,521 1,836
Tritax Big Box REIT PLC 1,662,966 2,906
Warehouses De Pauw CVA 94,780 2,533
$ 54,977

Schedule of Investments
International Small Company Fund
November 30, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Retail - 4 .34%
ABC-Mart Inc 79,400 $ 4,029
B&M European Value Retail SA 515,357 2,553
Eagers Automotive Ltd 334,627 2,831
H2O Retailing Corp 399,000 3,549
J Front Retailing Co Ltd 446,200 3,778
JD Sports Fashion PLC 2,729,559 4,207
KOMEDA Holdings Co Ltd 153,200 2,691
Moncler SpA 14,658 764
Shimamura Co Ltd 3,900 354
Super Retail Group Ltd 563,576 4,269
$ 29,025
Semiconductors - 2 .23%
ASM International NV 2,365 656
Japan Material Co Ltd 165,200 2,960
Nova Ltd
(d)
45,516 3,895
SOITEC
(d)
15,665 2,548
Ulvac Inc 110,100 4,852
$ 14,911
Software - 3 .28%
CompuGroup Medical SE & Co KgaA 39,388 1,491
Descartes Systems Group Inc/The
(d)
56,200 3,902
Pro Medicus Ltd
(f)
106,334 4,383
Sega Sammy Holdings Inc 333,500 4,447
Sophia Genetics SA
(d)
72,908 168
Square Enix Holdings Co Ltd 59,100 2,669
TIS Inc 170,100 4,866
$ 21,926
Telecommunications - 0 .91%
Bezeq The Israeli Telecommunication Corp Ltd 3,269,532 6,081
Transportation - 3 .26%
ComfortDelGro Corp Ltd 3,426,000 3,116
Kamigumi Co Ltd 241,700 4,936
Nippon Express Holdings Inc 72,000 4,265
Sankyu Inc 103,900 3,760
TFI International Inc 44,700 4,852
TORM PLC 29,761 865
$ 21,794
TOTAL COMMON STOCKS $ 650,540
Total Investments $ 662,069
Other Assets and Liabilities -  0.92% 6,155
TOTAL NET ASSETS - 100.00% $ 668,224
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $2,055 or
0.31% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $27,711 or 4.15% of net assets.
(f) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $1,951 or 0.29% of net assets.
Portfolio Summary  (unaudited)
Location Percent
Japan 26 .81%
United Kingdom 14 .55%
Canada 13 .18%
Australia 8 .23%
France 5 .94%
Switzerland 3 .94%
Netherlands 3 .93%
Germany 3 .21%
Sweden 2 .83%
Singapore 2 .59%
United States 2 .27%
Austria 2 .19%
Israel 2 .00%
Italy 1 .53%
Ireland 1 .45%
Denmark 1 .43%
Spain 1 .12%
Belgium 0 .95%
Hong Kong 0 .48%
Portugal 0 .45%
Other Assets and Liabilities
0 .92%
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2022 Purchases Sales November 30, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 3.57% $ 31,174 $ 64,131 $ 85,831 $ 9,474
$ 31,174 $ 64,131 $ 85,831 $ 9,474
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 3.57% $ 76 $ — $ — $ —
$ 76 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Opportunistic Municipal Fund
November 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0.15% Shares Held Value (000's)
Exchange-Traded Funds - 0.15%
iShares Short-Term National Muni Bond ETF 1,000 $ 105
JPMorgan Ultra-Short Municipal Income ETF 6 —
SPDR Nuveen Bloomberg High Yield Municipal
Bond ETF
839 42
VanEck High Yield Muni ETF 341 18
VanEck Short High Yield Muni ETF 1,000 22
$ 187
TOTAL INVESTMENT COMPANIES $ 187
MUNICIPAL BONDS - 102.27%
Principal
Amount (000's) Value (000's)
Alabama - 2.61%
Lower Alabama Gas District/The
5.00%, 09/01/2034 $ 1,500 $ 1,574
Tuscaloosa County Industrial Development
Authority
4.50%, 05/01/2032
(a)
961 825
5.25%, 05/01/2044
(a)
1,003 830
$ 3,229
Arizona - 4.25%
Arizona Industrial Development Authority
7.25%, 01/01/2054
(a)
1,000 586
Maricopa County Industrial Development
Authority
4.00%, 10/15/2047
(a)
1,000 797
Navajo Nation
5.50%, 12/01/2030
(a)
2,500 2,613
Salt Verde Financial Corp
5.00%, 12/01/2032 1,200 1,259
$ 5,255
Arkansas - 1.53%
Arkansas Development Finance Authority
4.75%, 09/01/2049
(a)
1,000 895
5.45%, 09/01/2052
(a)
1,000 990
$ 1,885
California - 4.28%
Alameda Corridor Transportation
Authority (credit support from Assured Guaranty
Municipal Corp )
5.00%, 10/01/2052
(b)
1,000 1,051
Bay Area Toll Authority
2.60%, 04/01/2056 420 277
California Statewide Communities Development
Authority
5.25%, 12/01/2048
(a)
1,000 1,008
California Statewide Financing Authority
6.00%, 05/01/2043 1,000 1,017
City of Los Angeles Department of Airports
5.00%, 05/15/2035
(c)
1,500 1,623
La Verne Public Financing Authority
7.25%, 09/01/2026 310 311
$ 5,287
Colorado - 5.74%
Centerra Metropolitan District No 1
5.00%, 12/01/2037
(a)
1,000 948
Creekside Village Metropolitan District
5.00%, 12/01/2039 1,255 1,176
Eagle County Airport Terminal Corp
5.00%, 05/01/2037 1,000 1,003
Elbert County Independence Water & Sanitation
District
7.25%, 12/01/2038 1,000 1,005
Painted Prairie Public Improvement Authority
5.00%, 12/01/2049 500 441
Pueblo Urban Renewal Authority
4.75%, 12/01/2045
(a)
2,000 1,612
Regional Transportation District
4.00%, 07/15/2040 1,000 902
$ 7,087
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Connecticut - 1.46%
Mohegan Tribal Finance Authority
7.00%, 02/01/2045
(a)
$ 1,800 $ 1,806
District of Columbia - 0.86%
District of Columbia
5.50%, 02/28/2037 1,000 1,066
Florida - 6.20%
Florida Development Finance Corp
5.25%, 08/01/2029
(a)
2,500 2,373
7.38%, 01/01/2049
(a)
1,000 889
Greater Orlando Aviation Authority
5.00%, 10/01/2047
(c)
3,000 3,032
Ocean Highway & Port Authority
5.50%, 12/01/2049
(a)
1,500 1,173
Orange County Housing Finance Authority
7.00%, 10/01/2025 195 196
$ 7,663
Georgia - 1.34%
George L Smith II Congress Center Authority
5.00%, 01/01/2054
(a)
2,000 1,658
Illinois - 12.33%
Chicago O'Hare International Airport
5.50%, 01/01/2055 1,000 1,052
City of Chicago IL
6.00%, 01/01/2038 1,900 1,974
7.46%, 02/15/2026 1,456 1,344
City of Chicago IL Wastewater Transmission
Revenue
5.00%, 01/01/2031 760 771
5.00%, 01/01/2039 1,200 1,205
Illinois State Toll Highway Authority
5.00%, 01/01/2040
(c)
5,000 5,154
Metropolitan Pier & Exposition Authority
5.00%, 06/15/2050 1,000 1,001
5.00%, 06/15/2057 500 497
Metropolitan Pier & Exposition Authority (credit
support from National Public Finance Guarantee
Corp )
5.50%, 06/15/2029
(b)
1,000 1,071
State of Illinois
5.50%, 07/01/2027 1,150 1,160
$ 15,229
Indiana - 0.25%
Town of Shoals IN
7.25%, 11/01/2043 300 304
Iowa - 0.78%
Iowa Finance Authority
5.00%, 12/01/2050
(d)
1,000 963
Kentucky - 1.14%
City of Henderson KY
4.45%, 01/01/2042
(a)
1,000 908
County of Meade KY
1.70%, 08/01/2061
(d)
500 500
$ 1,408
Louisiana - 5.24%
Louisiana Local Government Environmental
Facilities & Community Development Authority
3.50%, 11/01/2032 1,000 922
4.40%, 11/01/2044
(a)
905 747
5.50%, 11/01/2039
(a)
700 691
5.65%, 11/01/2037
(a)
900 906
Louisiana Public Facilities Authority
0.00%, 07/01/2039
(e)
278 —
Parish of St James LA
6.35%, 10/01/2040
(a)
3,000 3,206
$ 6,472

Schedule of Investments
Opportunistic Municipal Fund
November 30, 2022 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Maine - 1.93%
Finance Authority of Maine
5.25%, 01/01/2025
(a)
$ 1,000 $ 1,008
8.00%, 12/01/2051
(a)
2,000 1,372
$ 2,380
Maryland - 0.83%
City of Westminster MD
6.25%, 07/01/2044 600 607
Maryland Stadium Authority (credit support from
State Intercept Program )
0.00%, 05/01/2051
(b),(e)
1,500 418
$ 1,025
Massachusetts - 1.23%
Massachusetts Development Finance Agency
5.00%, 07/15/2040 1,300 1,519
Michigan - 2.96%
City of Detroit MI
5.00%, 04/01/2046 1,000 977
Kalamazoo Economic Development Corp
5.00%, 05/15/2032 870 816
Michigan Strategic Fund
5.00%, 11/15/2043 1,000 966
5.00%, 11/15/2049 1,000 903
$ 3,662
Mississippi - 0.54%
County of Jackson MS
0.89%, 12/15/2024
(d)
100 100
County of Lowndes MS
2.65%, 04/01/2037
(d)
600 561
$ 661
Missouri - 0.81%
Health & Educational Facilities Authority of the
State of Missouri
5.00%, 02/01/2034 1,000 999
Montana - 2.20%
City of Kalispell MT
5.25%, 05/15/2037 1,400 1,256
County of Gallatin MT
4.00%, 10/15/2051
(a)
2,000 1,467
$ 2,723
Nevada - 1.75%
Las Vegas Convention & Visitors Authority
5.00%, 07/01/2043
(c)
1,400 1,452
State of Nevada Department of Business &
Industry
5.13%, 12/15/2037
(a)
942 714
$ 2,166
New Hampshire - 2.32%
New Hampshire Business Finance Authority
2.95%, 04/01/2029
(a),(d)
1,000 871
4.38%, 09/20/2036 995 952
New Hampshire Health and Education Facilities
Authority Act
5.00%, 08/01/2059 1,000 1,039
$ 2,862
New Jersey - 4.33%
Casino Reinvestment Development Authority Inc
5.25%, 11/01/2039 250 254
New Jersey Economic Development Authority
5.00%, 06/15/2047 500 508
5.25%, 06/15/2040 55 59
5.25%, 06/15/2040 945 965
5.75%, 09/15/2027 500 500
New Jersey Transportation Trust Fund Authority
5.25%, 06/15/2032 2,000 2,067
South Jersey Port Corp
5.00%, 01/01/2042 1,000 1,002
$ 5,355
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
New York - 7.26%
New York Counties Tobacco Trust VI
5.00%, 06/01/2041 $ 150 $ 153
New York State Bridge Authority
4.00%, 01/01/2046 725 698
New York State Thruway Authority
5.25%, 01/01/2056 1,000 1,030
New York Transportation Development Corp
3.00%, 08/01/2031 1,000 893
4.00%, 12/01/2041 1,250 1,111
4.00%, 04/30/2053 1,000 810
5.00%, 01/01/2034 1,000 1,008
5.38%, 08/01/2036 1,000 1,011
Western Regional Off-Track Betting Corp
3.00%, 12/01/2026
(a)
1,240 1,128
4.13%, 12/01/2041
(a)
1,500 1,132
$ 8,974
Ohio - 3.21%
Buckeye Tobacco Settlement Financing Authority
5.00%, 06/01/2055 150 137
Cleveland-Cuyahoga County Port Authority
4.00%, 12/01/2055
(a)
1,000 779
4.50%, 12/01/2055
(a)
1,300 1,015
Jefferson County Port Authority/OH
3.50%, 12/01/2051
(a)
1,500 1,028
Ohio Air Quality Development Authority
4.50%, 01/15/2048
(a)
1,000 881
Ohio State Air Quality Development Authority
Escrow
0.00%, 12/01/2023
(e),(f)
1,000 130
$ 3,970
Oklahoma - 1.53%
Oklahoma Development Finance Authority
5.00%, 08/15/2038 1,000 896
Tulsa County Industrial Authority
5.25%, 11/15/2045 1,000 997
$ 1,893
Oregon - 0.06%
Oregon State Business Development Commission
0.00%, 04/01/2031
(a),(e)
1,000 73
Pennsylvania - 2.35%
Allentown Neighborhood Improvement Zone
Development Authority
5.00%, 05/01/2042 1,000 977
Lancaster County Hospital Authority/PA
5.00%, 07/01/2045 1,000 934
Pennsylvania Economic Development Financing
Authority
5.50%, 11/01/2044 1,000 990
$ 2,901
Puerto Rico - 0.97%
Commonwealth of Puerto Rico
0.00%, 07/01/2024
(e)
34 31
0.00%, 07/01/2033
(e)
133 73
0.00%, 11/01/2043
(d),(e)
488 222
4.00%, 07/01/2033 103 90
4.00%, 07/01/2035 93 79
4.00%, 07/01/2037 80 66
4.00%, 07/01/2041 108 87
4.00%, 07/01/2046 113 87
5.38%, 07/01/2025 115 117
5.63%, 07/01/2027 114 117
5.63%, 07/01/2029 112 115
5.75%, 07/01/2031 109 112
$ 1,196

Schedule of Investments
Opportunistic Municipal Fund
November 30, 2022 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
South Carolina - 2.11%
South Carolina Jobs-Economic Development
Authority
5.25%, 11/15/2052 $ 500 $ 461
6.50%, 06/01/2051
(a)
3,000 2,147
$ 2,608
South Dakota - 0.39%
Oglala Sioux Tribe
5.75%, 10/01/2025
(a)
500 485
Tennessee - 2.88%
Chattanooga Health Educational & Housing
Facility Board
5.00%, 10/01/2028 1,050 1,059
5.00%, 10/01/2035 500 500
Metropolitan Government Nashville & Davidson
County Industrial Development Board
4.00%, 06/01/2051
(a)
1,600 1,242
Nashville Metropolitan Development & Housing
Agency
5.13%, 06/01/2036
(a)
750 756
$ 3,557
Texas - 6.43%
City of Houston TX Airport System Revenue
4.00%, 07/15/2041 1,500 1,256
North Texas Tollway Authority
5.00%, 01/01/2045 615 629
5.00%, 01/01/2048 500 511
Port Beaumont Navigation District
3.63%, 01/01/2035
(a)
2,000 1,626
4.00%, 01/01/2050
(a)
3,500 2,569
Texas Municipal Gas Acquisition and Supply
Corp I
6.25%, 12/15/2026 1,000 1,045
Texas Private Activity Bond Surface
Transportation Corp
7.00%, 12/31/2038 300 307
$ 7,943
Utah - 1.04%
Utah Infrastructure Agency
5.25%, 10/15/2033 1,250 1,284
Vermont - 1.02%
Vermont Economic Development Authority
4.63%, 04/01/2036
(a),(d)
1,300 1,258
Virgin Islands - 0.81%
Matching Fund Special Purpose Securitization
Corp
5.00%, 10/01/2039 1,000 1,006
Virginia - 1.27%
Virginia Small Business Financing Authority
4.00%, 01/01/2039 800 738
4.00%, 01/01/2048 1,000 833
$ 1,571
Washington - 0.71%
Washington State Housing Finance Commission
3.50%, 12/20/2035 978 877
Wisconsin - 3 .32%
Public Finance Authority
4.00%, 03/31/2056 1,165 884
5.00%, 01/01/2024 500 504
5.00%, 12/01/2025 1,200 1,222
5.00%, 09/01/2039
(a)
1,000 940
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Wisconsin (continued)
Wisconsin Health & Educational Facilities
Authority
5.50%, 07/01/2023 $ 25 $ 24
6.50%, 07/01/2033 300 211
7.00%, 07/01/2043 500 320
$ 4,105
TOTAL MUNICIPAL BONDS $ 126,365
Total Investments $ 126,552
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (5.69)%
Notes with interest rates of 1.93% - 2.09% at
November 30, 2022 and contractual maturity of
collateral from 2024-2029.
(g)
$ (7,032) (7,032)
Total Net Investments $ 119,520
Other Assets and Liabilities -  3.27% 4,044
TOTAL NET ASSETS - 100.00% $ 123,564
(a) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $47,952 or 38.81% of net assets.
(b) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(c) Security or portion of underlying security related to Inverse Floaters entered into by the fund.
(d) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(e) Non-income producing security
(f) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(g) Floating rate securities. The interest rate(s) shown reflect the rates in effect at
November 30, 2022.
Portf olio Summary  (unaudited)
Sector Percent
Revenue Bonds 87.50%
Tax Allocation 4.14%
General Obligation Unlimited 4.12%
Insured 2.06%
Certificate Participation 1.09%
Special Assessment 1.01%
General Obligation Limited 0.95%
Prerefunded 0.83%
Special Tax 0.39%
Notes 0.18%
Investment Companies 0.15%
Liability For Floating Rate Notes Issued (5.69)%
Other Assets and Liabilities
3.27%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Origin Emerging Markets Fund
November 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1.77% Shares Held Value (000's)
Money Market Funds - 1.77%
BlackRock Liquidity FedFund - Institutional
Class 3.55%
(a),(b)
60 $ —
Principal Government Money Market Fund -
Institutional Class 3.57%
(a),(c)
41,339,786 41,340
$ 41,340
TOTAL INVESTMENT COMPANIES $ 41,340
COMMON STOCKS - 97.88% Shares Held Value (000's)
Aerospace & Defense - 1.66%
Bharat Electronics Ltd 29,804,400 $ 38,708
Agriculture - 0.69%
ITC Ltd 1,813,000 7,595
Wens Foodstuffs Group Co Ltd 3,369,000 8,622
$ 16,217
Automobile Manufacturers - 1.23%
Kia Corp 543,700 28,633
Automobile Parts & Equipment - 0.29%
Hyundai Mobis Co Ltd 41,000 6,711
Banks - 22.78%
Absa Group Ltd 1,750,300 20,988
Agricultural Bank of China Ltd 38,328,000 12,812
Axis Bank Ltd 1,202,000 13,362
Banco de Chile 18,845,762 1,783
Banco do Brasil SA 6,108,000 41,702
Bank Mandiri Persero Tbk PT 26,400,000 17,808
Bank of Chengdu Co Ltd 10,929,400 23,946
Bank of China Ltd 129,567,400 45,919
Bank of Jiangsu Co Ltd 10,088,000 10,664
Bank Rakyat Indonesia Persero Tbk PT 36,696,000 11,673
China Construction Bank Corp 51,184,000 30,977
FirstRand Ltd 11,130,500 43,258
Grupo Financiero Banorte SAB de CV 4,702,100 37,738
Hana Financial Group Inc 813,800 27,834
HDFC Bank Ltd 607,000 12,039
ICICI Bank Ltd 3,709,000 43,457
Industrial & Commercial Bank of China Ltd 23,376,800 11,716
Nedbank Group Ltd 1,004,100 13,273
Sberbank of Russia PJSC ADR
(d)
3,419,500 —
SCB X PCL 4,976,000 14,940
Shinhan Financial Group Co Ltd 753,500 21,844
Standard Bank Group Ltd 1,080,000 11,366
State Bank of India 7,353,000 54,653
Woori Financial Group Inc 897,500 8,966
$ 532,718
Beverages - 1.41%
Ambev SA 7,682,900 23,525
Luzhou Laojiao Co Ltd 355,000 9,511
$ 33,036
Chemicals - 5.60%
Anhui Guangxin Agrochemical Co Ltd 4,987,746 21,161
Anhui Jinhe Industrial Co Ltd 2,424,986 11,885
Coromandel International Ltd 1,465,600 16,807
Daqo New Energy Corp ADR
(d)
95,000 5,406
Indorama Ventures PCL 5,598,000 6,787
Lier Chemical Co Ltd 2,868,842 7,834
SABIC Agri -Nutrients Co 312,000 12,079
Sasol Ltd 1,018,700 17,711
Shandong Hualu Hengsheng Chemical Co Ltd 5,737,966 27,246
Tianqi Lithium Corp
(d)
316,951 4,140
$ 131,056
Coal - 2.73%
China Shenhua Energy Co Ltd 10,934,900 33,892
Shaanxi Coal Industry Co Ltd 5,393,168 15,528
Shanxi Lu'an Environmental Energy Development
Co Ltd
5,321,940 14,504
$ 63,924
COMMON STOCKS (continued) Shares Held Value (000’s)
Computers - 4.81%
Asia Vital Components Co Ltd 3,222,000 $ 12,004
Infosys Ltd ADR 2,755,718 56,079
Lenovo Group Ltd 31,338,000 26,764
Tata Elxsi Ltd 94,462 8,236
Wiwynn Corp 327,000 9,436
$ 112,519
Diversified Financial Services - 5.92%
Bajaj Finance Ltd 251,000 20,865
Banco BTG Pactual SA 4,149,000 20,068
Chailease Holding Co Ltd 3,355,111 22,145
Fubon Financial Holding Co Ltd 11,548,227 22,937
Housing Development Finance Corp Ltd 1,126,000 37,428
KB Financial Group Inc 374,700 14,879
$ 138,322
Electrical Components & Equipment - 3.08%
Delta Electronics Inc 2,202,000 21,775
Ecopro BM Co Ltd 224,344 19,879
L&F Co Ltd
(d)
68,000 11,725
LG Innotek Co Ltd 77,500 18,685
$ 72,064
Electronics - 2.89%
China Zhenhua Group Science & Technology Co
Ltd
534,953 8,731
E Ink Holdings Inc 3,108,900 18,641
Gold Circuit Electronics Ltd
(d)
3,699,000 11,839
Lotes Co Ltd 1,002,885 28,403
$ 67,614
Energy - Alternate Sources - 0.95%
Shenzhen Dynanonic Co Ltd 250,000 8,098
Tongwei Co Ltd 2,260,560 13,998
$ 22,096
Engineering & Construction - 0.86%
Samsung Engineering Co Ltd
(d)
450,000 8,508
Sichuan Road and Bridge Group Co Ltd 6,879,946 11,475
$ 19,983
Entertainment - 0.58%
JYP Entertainment Corp 288,000 13,460
Food - 1.84%
BIM Birlesik Magazalar AS 1,808,000 13,111
Dino Polska SA
(d),(e)
363,800 29,900
$ 43,011
Forest Products & Paper - 0.27%
Suzano SA 618,000 6,293
Gas - 1.41%
ENN Energy Holdings Ltd 1,243,700 17,624
ENN Natural Gas Co Ltd 5,792,300 15,319
$ 32,943
Healthcare - Products - 0.40%
Dian Diagnostics Group Co Ltd 2,378,980 9,301
Insurance - 1.11%
BB Seguridade Participacoes SA 2,316,000 13,898
PICC Property & Casualty Co Ltd 11,992,000 12,149
$ 26,047
Internet - 10.10%
Alibaba Group Holding Ltd ADR
(d)
595,400 52,133
Beijing United Information Technology Co Ltd 758,960 11,161
JD.com Inc 710,000 20,269
Meituan
(d),(e)
1,485,000 32,012
Pinduoduo Inc ADR
(d)
404,076 33,150
Tencent Holdings Ltd 2,002,282 75,719
Vipshop Holdings Ltd ADR
(d)
1,056,000 11,775
$ 236,219
Iron & Steel - 0.95%
Vale SA 1,347,900 22,268
Metal Fabrication & Hardware - 0.31%
YongXing Special Materials Technology Co Ltd 481,923 7,299

Schedule of Investments
Origin Emerging Markets Fund
November 30, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Mining - 0.48%
Henan Shenhuo Coal & Power Co Ltd 4,669,000 $ 11,301
MMC Norilsk Nickel PJSC 67,134 —
$ 11,301
Oil & Gas - 3.20%
Gazprom PJSC 4,086,000 —
LUKOIL PJSC 338,000 —
Novatek PJSC 1,026,000 —
Petro Rio SA
(d)
1,333,000 9,209
PetroChina Co Ltd 40,091,200 18,243
PTT Exploration & Production PCL 4,798,200 25,128
Saudi Arabian Oil Co
(e)
2,495,680 22,325
$ 74,905
Pharmaceuticals - 2.50%
Beijing Wantai Biological Pharmacy Enterprise
Co Ltd
616,362 14,314
Celltrion Inc 84,000 11,388
CSPC Pharmaceutical Group Ltd 12,547,600 16,165
Lotus Pharmaceutical Co Ltd
(d)
2,087,000 16,694
$ 58,561
Retail - 1.53%
Arezzo Industria e Comercio SA 673,000 11,599
Astra International Tbk PT 25,160,205 9,735
Wal-Mart de Mexico SAB de CV 3,659,000 14,460
$ 35,794
Semiconductors - 13.36%
Global Unichip Corp 1,078,000 26,085
MediaTek Inc 558,148 13,487
Samsung Electronics Co Ltd 1,494,949 71,831
Taiwan Semiconductor Manufacturing Co Ltd 9,817,756 157,672
Taiwan Semiconductor Manufacturing Co Ltd
ADR
232,717 19,311
Yangzhou Yangjie Electronic Technology Co Ltd 1,086,000 8,864
Zhejiang Jingsheng Mechanical & Electrical Co
Ltd
1,632,765 15,111
$ 312,361
Software - 3.79%
HCL Technologies Ltd 4,197,200 58,260
NetEase Inc 1,638,000 23,683
TOTVS SA 1,149,000 6,773
$ 88,716
Telecommunications - 1.15%
Accton Technology Corp 1,319,000 11,737
Telkom Indonesia Persero Tbk PT 58,738,000 15,153
$ 26,890
TOTAL COMMON STOCKS $ 2,288,970
PREFERRED STOCKS - 1.00% Shares Held Value (000's)
Banks - 0.47%
Itau Unibanco Holding SA 0.18% 2,229,000 $ 11,138
Oil & Gas - 0.53%
Petroleo Brasileiro SA 4.62% 2,439,100 12,408
TOTAL PREFERRED STOCKS $ 23,546
Total Investments $ 2,353,856
Other Assets and Liabilities -  (0.65)% (15,271)
TOTAL NET ASSETS - 100.00% $ 2,338,585
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $0 or
0.00% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $84,237 or 3.60% of net assets.
Portfolio Summary  (unaudited)
Location Percent
China 32.93%
Taiwan 16.76%
India 15.72%
Korea, Republic Of 11.32%
Brazil 7.62%
South Africa 4.57%
Indonesia 2.33%
Mexico 2.23%
Thailand 2.00%
United States 1.77%
Saudi Arabia 1.48%
Poland 1.28%
Turkey 0.56%
Chile 0.08%
Russian Federation 0.00%
Other Assets and Liabilities
(0.65)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Origin Emerging Markets Fund
November 30, 2022 (unaudited)
See accompanying notes.

Affiliated Securities August 31, 2022 Purchases Sales November 30, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 3.57% $ 77,330 $ 395,484 $ 431,474 $ 41,340
$ 77,330 $ 395,484 $ 431,474 $ 41,340
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 3.57% $ 301 $ — $ — $ —
$ 301 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Small-MidCap Dividend Income Fund
November 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .59 % Shares Held Value (000's)
Money Market Funds - 1 .59%
BlackRock Liquidity FedFund - Institutional
Class 3.55%
(a),(b)
54 $ —
Principal Government Money Market Fund -
Institutional Class 3.57%
(a),(c)
16,289,521 16,290
$ 16,290
TOTAL INVESTMENT COMPANIES $ 16,290
COMMON STOCKS - 98 .46 % Shares Held Value (000's)
Advertising - 1 .87%
Interpublic Group of Cos Inc/The 555,567 $ 19,089
Automobile Parts & Equipment - 1 .40%
Linamar Corp 290,928 14,281
Banks - 10 .72%
Bank OZK 613,311 28,304
Cathay General Bancorp 367,390 17,073
Cullen/Frost Bankers Inc 129,511 18,788
East West Bancorp Inc 346,670 24,340
ServisFirst Bancshares Inc 185,084 14,033
Washington Trust Bancorp Inc 138,529 6,893
$ 109,431
Chemicals - 3 .82%
HB Fuller Co 136,047 10,926
Huntsman Corp 471,686 13,104
RPM International Inc 144,047 14,926
$ 38,956
Commercial Services - 1 .54%
John Wiley & Sons Inc 183,896 8,718
Morningstar Inc 28,747 7,047
$ 15,765
Computers - 3 .41%
Amdocs Ltd 266,044 23,641
Leidos Holdings Inc 101,939 11,145
$ 34,786
Consumer Products - 2 .35%
Avery Dennison Corp 98,966 19,133
WD-40 Co 28,754 4,816
$ 23,949
Diversified Financial Services - 4 .89%
Federal Agricultural Mortgage Corp 112,120 14,110
Hamilton Lane Inc 219,306 16,202
Raymond James Financial Inc 167,697 19,604
$ 49,916
Electric - 2 .94%
Alliant Energy Corp 216,291 12,177
IDACORP Inc 161,021 17,798
$ 29,975
Electrical Components & Equipment - 2 .85%
Energizer Holdings Inc 272,341 9,284
Littelfuse Inc 80,427 19,825
$ 29,109
Electronics - 4 .09%
Hubbell Inc 75,071 19,073
Mesa Laboratories Inc 40,621 6,872
nVent Electric PLC 396,204 15,852
$ 41,797
Engineering & Construction - 0 .69%
Comfort Systems USA Inc 55,756 7,068
Food - 1 .87%
Ingredion Inc 195,444 19,148
Gas - 1 .52%
NiSource Inc 556,610 15,552
Hand & Machine Tools - 4 .84%
Lincoln Electric Holdings Inc 121,149 17,916
MSA Safety Inc 103,308 14,567
Snap-on Inc 70,552 16,975
$ 49,458
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products - 4 .14%
CONMED Corp 210,585 $ 17,447
DENTSPLY SIRONA Inc 301,572 9,126
STERIS PLC 84,534 15,701
$ 42,274
Healthcare - Services - 1 .43%
Select Medical Holdings Corp 594,230 14,606
Home Builders - 3 .20%
LCI Industries 160,986 15,915
MDC Holdings Inc 518,059 16,801
$ 32,716
Insurance - 5 .00%
Assured Guaranty Ltd 329,649 21,945
Fidelity National Financial Inc 521,562 21,050
Kinsale Capital Group Inc 26,014 8,018
$ 51,013
Leisure Products & Services - 3 .76%
Acushnet Holdings Corp 382,264 17,374
Brunswick Corp/DE 283,241 21,016
$ 38,390
Machinery - Diversified - 4 .07%
Albany International Corp 147,997 15,002
Crane Holdings Co 86,067 9,118
Nordson Corp 73,705 17,431
$ 41,551
Media - 0 .49%
Cable One Inc 6,954 5,037
Metal Fabrication & Hardware - 1 .77%
Timken Co/The 237,511 18,046
Miscellaneous Manufacturers - 1 .44%
Donaldson Co Inc 148,717 9,060
EnPro Industries Inc 47,968 5,698
$ 14,758
Oil & Gas - 3 .58%
Coterra Energy Inc 322,590 9,003
Diamondback Energy Inc 100,762 14,915
HF Sinclair Corp 202,121 12,600
$ 36,518
Packaging & Containers - 1 .00%
Packaging Corp of America 75,121 10,208
Pharmaceuticals - 1 .13%
Organon & Co 442,901 11,524
Pipelines - 1 .31%
Targa Resources Corp 180,406 13,420
REITs - 10 .60%
Agree Realty Corp 261,135 18,266
Camden Property Trust 74,751 8,995
Cousins Properties Inc 443,462 11,698
EastGroup Properties Inc 88,178 13,689
Four Corners Property Trust Inc 451,866 12,264
Granite Real Estate Investment Trust 235,606 13,958
Medical Properties Trust Inc 836,600 10,976
STORE Capital Corp 252,133 8,043
Terreno Realty Corp 175,547 10,294
$ 108,183
Retail - 1 .97%
Papa John's International Inc 95,900 7,984
Williams-Sonoma Inc 103,539 12,104
$ 20,088
Semiconductors - 2 .99%
MKS Instruments Inc 228,330 19,148
Monolithic Power Systems Inc 29,784 11,376
$ 30,524
Shipbuilding - 0 .94%
Huntington Ingalls Industries Inc 41,187 9,554

Schedule of Investments
Small-MidCap Dividend Income Fund
November 30, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Toys, Games & Hobbies - 0 .84%
Hasbro Inc 136,336 $ 8,565
TOTAL COMMON STOCKS $ 1,005,255
Total Investments $ 1,021,545
Other Assets and Liabilities -  (0.05)% (561)
TOTAL NET ASSETS - 100.00% $ 1,020,984
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $0 or
0.00% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Sector Percent
Financial 31 .21%
Industrial 21 .69%
Consumer, Non-cyclical 12 .46%
Consumer, Cyclical 11 .17%
Technology 6 .40%
Energy 4 .89%
Utilities 4 .46%
Basic Materials 3 .82%
Communications 2 .36%
Money Market Funds 1 .59%
Other Assets and Liabilities
( 0 .05 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2022 Purchases Sales November 30, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 3.57% $ 13,815 $ 41,767 $ 39,292 $ 16,290
$ 13,815 $ 41,767 $ 39,292 $ 16,290
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 3.57% $ 104 $ — $ — $ —
$ 104 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Small-MidCap Growth Fund
November 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 4 .86 % Shares Held Value (000's)
Money Market Funds - 4 .86%
BlackRock Liquidity FedFund - Institutional
Class 3.55%
(a),(b)
39,881 $ 40
Principal Government Money Market Fund -
Institutional Class 3.57%
(a),(c)
372,258 372
$ 412
TOTAL INVESTMENT COMPANIES $ 412
COMMON STOCKS - 95 .60 % Shares Held Value (000's)
Apparel - 3 .29%
Deckers Outdoor Corp
(d)
401 $ 160
On Holding AG
(d)
6,133 119
$ 279
Automobile Parts & Equipment - 1 .89%
Visteon Corp
(d)
1,088 160
Banks - 0 .47%
Wintrust Financial Corp 440 40
Beverages - 3 .53%
Celsius Holdings Inc
(d)
2,688 299
Biotechnology - 6 .54%
Apellis Pharmaceuticals Inc
(d)
929 46
Cytokinetics Inc
(d)
2,172 92
Halozyme Therapeutics Inc
(d)
2,357 135
Prothena Corp PLC
(d)
722 45
United Therapeutics Corp
(d)
841 236
$ 554
Chemicals - 1 .19%
FMC Corp 772 101
Commercial Services - 11 .32%
Driven Brands Holdings Inc
(d)
4,217 128
Grand Canyon Education Inc
(d)
400 45
HealthEquity Inc
(d)
1,332 85
Herc Holdings Inc 709 91
Paylocity Holding Corp
(d)
590 129
Quanta Services Inc 1,414 212
Toast Inc
(d)
3,446 63
WillScot Mobile Mini Holdings Corp
(d)
4,274 206
$ 959
Computers - 1 .20%
Pure Storage Inc
(d)
3,495 102
Cosmetics & Personal Care - 0 .88%
elf Beauty Inc
(d)
1,365 75
Diversified Financial Services - 0 .48%
Flywire Corp
(d)
1,897 41
Electrical Components & Equipment - 1 .16%
Belden Inc 1,217 98
Electronics - 1 .69%
Hubbell Inc 564 143
Energy - Alternate Sources - 4 .54%
Enphase Energy Inc
(d)
449 144
First Solar Inc
(d)
494 85
Shoals Technologies Group Inc
(d)
5,376 156
$ 385
Engineering & Construction - 3 .08%
AECOM 1,691 144
Dycom Industries Inc
(d)
573 52
EMCOR Group Inc 418 65
$ 261
Food - 1 .84%
Hostess Brands Inc
(d)
5,900 156
Hand & Machine Tools - 0 .98%
Lincoln Electric Holdings Inc 561 83
Healthcare - Products - 4 .89%
Axonics Inc
(d)
1,869 128
Inspire Medical Systems Inc
(d)
515 125
Shockwave Medical Inc
(d)
293 74
Silk Road Medical Inc
(d)
1,638 87
$ 414
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services - 2 .88%
Acadia Healthcare Co Inc
(d)
1,709 $ 152
Molina Healthcare Inc
(d)
273 92
$ 244
Insurance - 2 .21%
Kinsale Capital Group Inc 510 157
Palomar Holdings Inc
(d)
480 30
$ 187
Internet - 2 .21%
Etsy Inc
(d)
1,420 187
Lodging - 0 .92%
Hyatt Hotels Corp
(d)
776 78
Machinery - Diversified - 1 .06%
Applied Industrial Technologies Inc 681 90
Media - 1 .17%
Endeavor Group Holdings Inc
(d)
4,494 99
Metal Fabrication & Hardware - 2 .12%
RBC Bearings Inc
(d)
592 140
Xometry Inc
(d),(e)
954 40
$ 180
Mining - 0 .89%
Livent Corp
(d)
2,677 75
Oil & Gas - 5 .52%
Chesapeake Energy Corp 992 103
Matador Resources Co 4,041 268
Range Resources Corp 3,359 97
$ 468
Oil & Gas Services - 0 .71%
ChampionX Corp 1,952 60
Pharmaceuticals - 3 .55%
AdaptHealth Corp
(d)
7,684 172
Neurocrine Biosciences Inc
(d)
332 42
Option Care Health Inc
(d)
2,897 87
$ 301
Retail - 9 .97%
Academy Sports & Outdoors Inc 3,527 178
BJ's Wholesale Club Holdings Inc
(d)
1,796 135
Five Below Inc
(d)
617 99
Floor & Decor Holdings Inc
(d)
1,657 124
Freshpet Inc
(d)
1,288 86
Wingstop Inc 1,344 223
$ 845
Semiconductors - 4 .41%
Allegro MicroSystems Inc
(d)
2,874 89
Impinj Inc
(d)
757 97
Lattice Semiconductor Corp
(d)
1,452 106
MACOM Technology Solutions Holdings Inc
(d)
1,197 82
$ 374
Software - 6 .67%
Alignment Healthcare Inc
(d)
7,292 97
DoubleVerify Holdings Inc
(d)
4,782 125
Gitlab Inc
(d)
985 39
HashiCorp Inc
(d)
1,545 42
Manhattan Associates Inc
(d)
964 122
Procore Technologies Inc
(d)
2,854 140
$ 565
Telecommunications - 2 .34%
Calix Inc
(d)
2,777 198
TOTAL COMMON STOCKS $ 8,101
Total Investments $ 8,513
Other Assets and Liabilities -  (0.46)% (39)
TOTAL NET ASSETS - 100.00% $ 8,474

Schedule of Investments
Small-MidCap Growth Fund
November 30, 2022 (unaudited)
See accompanying notes.

(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $40 or
0.47% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $40 or 0.47% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Consumer, Non-cyclical 35 .43%
Consumer, Cyclical 16 .07%
Technology 12 .28%
Energy 10 .77%
Industrial 10 .09%
Communications 5 .72%
Money Market Funds 4 .86%
Financial 3 .16%
Basic Materials 2 .08%
Other Assets and Liabilities
( 0 .46 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2022 Purchases Sales November 30, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 3.57% $ 145 $ 1,406 $ 1,179 $ 372
$ 145 $ 1,406 $ 1,179 $ 372
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 3.57% $ 2 $ — $ — $ —
$ 2 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
November 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .32 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .16%
Invesco Preferred ETF 778,485 $ 9,209
iShares Preferred & Income Securities ETF 528 17
$ 9,226
Money Market Funds - 1 .16%
BlackRock Liquidity FedFund - Institutional
Class 3.55%
(a),(b)
23,954,943 23,955
Principal Government Money Market Fund -
Institutional Class 3.57%
(a),(b),(c)
44,642,965 44,643
$ 68,598
TOTAL INVESTMENT COMPANIES $ 77,824
CONVERTIBLE PREFERRED STOCKS
- 0 .65 % Shares Held Value (000's)
Banks - 0 .65%
Wells Fargo & Co 7.50%
(d)
32,171 $ 38,288
TOTAL CONVERTIBLE PREFERRED STOCKS $ 38,288
PREFERRED STOCKS - 8 .34 % Shares Held Value (000's)
Banks - 3 .40%
AgriBank FCB 6.88%, 01/01/2024
(d)
61,700 $ 6,124
3 Month USD LIBOR + 4.23%
Associated Banc-Corp 5.63%, 09/15/2025
(d),(e)
201,260 4,343
Bank of America Corp 4.38%, 11/03/2025
(d),(e)
335,849 6,220
Bank of Hawaii Corp 4.38%, 08/01/2026
(d),(e)
16,981 305
Citigroup Inc 6.88%, 11/15/2023
(d)
374,723 9,379
3 Month USD LIBOR + 4.13%
Citizens Financial Group Inc 5.00%, 01/06/2025
(d)
6,909 139
Citizens Financial Group Inc 6.35%, 04/06/2024
(d)
14,879 375
3 Month USD LIBOR + 3.64%
Cullen/Frost Bankers Inc 4.45%, 12/15/2025
(d),(e)
382,212 7,652
First Republic Bank/CA 4.00%, 08/30/2026
(d)
136,033 2,291
Fulton Financial Corp 5.13%, 01/15/2026
(d)
451,133 9,311
Goldman Sachs Group Inc/The 5.50%,
05/10/2023
(d)
481,951 11,866
3 Month USD LIBOR + 3.64%
JPMorgan Chase & Co 4.75%, 12/01/2024
(d)
277,529 5,656
JPMorgan Chase & Co 5.75%, 12/01/2023
(d)
118,048 2,898
KeyCorp 6.13%, 12/15/2026
(d),(e)
739,422 18,360
3 Month USD LIBOR + 3.89%
KeyCorp 6.20%, 12/15/2027
(d)
247,324 6,136
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.13%
Morgan Stanley 4.88%, 01/15/2025
(d),(e)
7,107 153
Morgan Stanley 5.85%, 04/15/2027
(d)
649,481 15,464
3 Month USD LIBOR + 3.49%
Morgan Stanley 6.50%, 10/15/2027
(d)
768,297 19,392
Regions Financial Corp 4.45%, 06/15/2026
(d),(e)
305,618 5,724
Regions Financial Corp 5.70%, 05/15/2029
(d),(e)
328,950 7,612
3 Month USD LIBOR + 3.15%
State Street Corp 5.90%, 03/15/2024
(d)
227,530 5,531
3 Month USD LIBOR + 3.11%
SVB Financial Group 5.25%, 02/15/2025
(d),(e)
8,787 154
Synovus Financial Corp 5.88%, 07/01/2024
(d)
344,110 8,293
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.13%
Truist Financial Corp 4.75%, 09/01/2025
(d)
475,202 9,362
US Bancorp 3.75%, 01/15/2026
(d)
16,090 272
US Bancorp 4.00%, 04/15/2026
(d),(e)
35,656 639
Valley National Bancorp 6.25%, 06/30/2025
(d)
170,096 4,130
3 Month USD LIBOR + 3.85%
Webster Financial Corp 5.25%, 01/03/2023
(d)
194,856 3,936
Webster Financial Corp 6.50%, 01/03/2023
(d)
38,338 945
Wells Fargo & Co 4.75%, 03/15/2025
(d)
334,126 6,278
Wells Fargo & Co 5.63%, 03/15/2023
(d)
161,180 3,677
Wells Fargo & Co 5.85%, 09/15/2023
(d)
52,642 1,222
3 Month USD LIBOR + 3.09%
Wells Fargo & Co 6.63%, 03/15/2024
(d)
194,121 4,938
3 Month USD LIBOR + 3.69%
PREFERRED STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Western Alliance Bancorp 4.25%, 09/30/2026
(d)
559,333 $ 11,970
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.45%
$ 200,747
Diversified Financial Services - 0 .31%
Affiliated Managers Group Inc 4.20%,
09/30/2061
160,000 2,696
Affiliated Managers Group Inc 4.75%,
09/30/2060
8,200 154
Affiliated Managers Group Inc 5.88%,
03/30/2059
147,110 3,372
Capital One Financial Corp 4.80%, 06/01/2025
(d)
167,734 3,073
Capital One Financial Corp 5.00%, 12/01/2024
(d),(e)
345,769 6,718
Stifel Financial Corp 4.50%, 08/15/2026
(d),(e)
110,647 1,985
$ 17,998
Electric - 0 .90%
Algonquin Power & Utilities Corp 6.20%,
07/01/2079
490,152 11,019
3 Month USD LIBOR + 4.01%
CMS Energy Corp 4.20%, 07/15/2026
(d)
17,000 306
CMS Energy Corp 5.88%, 03/01/2079 118,402 2,752
DTE Energy Co 4.38%, 12/01/2081 256,039 4,844
DTE Energy Co 5.25%, 12/01/2077 311,382 7,087
Duke Energy Corp 5.75%, 06/15/2024
(d)
45,234 1,110
Entergy Arkansas LLC 4.88%, 09/01/2066 23,992 508
Entergy Louisiana LLC 4.88%, 09/01/2066
(e)
5,990 131
Entergy Texas Inc 5.38%, 10/15/2024
(d)
30,000 706
Georgia Power Co 5.00%, 10/01/2077 220,092 5,042
NextEra Energy Capital Holdings Inc 5.65%,
03/01/2079
(e)
80,326 1,994
Southern Co/The 4.95%, 01/30/2080 238,836 4,870
Southern Co/The 5.25%, 12/01/2077
(e)
552,515 12,713
$ 53,082
Food - 0 .39%
Dairy Farmers of America Inc 7.88%,
12/01/2025
(d),(f)
236,300 22,803
Insurance - 0 .78%
Allstate Corp/The 4.75%, 01/15/2025
(d)
140,920 2,933
Allstate Corp/The 5.10%, 01/15/2053 508,518 12,535
3 Month USD LIBOR + 3.17%
Allstate Corp/The 5.10%, 10/15/2024
(d)
7,000 152
American Financial Group Inc/OH 5.63%,
06/01/2060
126,116 2,805
American Financial Group Inc/OH 5.88%,
03/30/2059
98,097 2,329
American International Group Inc 5.85%,
03/15/2024
(d)
2,332 55
Arch Capital Group Ltd 5.45%, 01/03/2023
(d)
51,935 1,153
Equitable Holdings Inc 4.30%, 03/15/2026
(d)
312,446 5,683
Equitable Holdings Inc 5.25%, 12/15/2024
(d)
468,094 9,760
Prudential Financial Inc 5.95%, 09/01/2062 181,800 4,403
RenaissanceRe Holdings Ltd 4.20%, 07/15/2026
(d)
126,330 2,252
RenaissanceRe Holdings Ltd 5.75%, 06/30/2023
(d)
21,127 478
Voya Financial Inc 5.35%, 09/15/2029
(d)
72,909 1,598
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.21%
$ 46,136
REITs - 1 .33%
Federal Realty Investment Trust 5.00%,
01/03/2023
(d)
14,868 311
Hudson Pacific Properties Inc 4.75%, 11/16/2026
(d)
366,692 4,844
Kimco Realty Corp 5.25%, 01/03/2023
(d),(e)
130,059 2,748
Prologis Inc 8.54%, 11/13/2026
(d)
154,313 8,603
Public Storage 4.00%, 11/19/2026
(d)
381,000 6,671

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
November 30, 2022 (unaudited)
See accompanying notes.

PREFERRED STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Public Storage 4.00%, 06/16/2026
(d)
797,754 $ 13,953
Public Storage 4.13%, 08/14/2025
(d)
396,748 7,050
Public Storage 4.63%, 06/17/2025
(d)
286,725 5,780
Public Storage 4.70%, 11/15/2024
(d)
206,117 4,221
Public Storage 4.75%, 12/20/2024
(d),(e)
186,253 3,893
Public Storage 5.05%, 01/03/2023
(d),(e)
173,379 3,918
Public Storage 5.60%, 03/11/2024
(d),(e)
295,003 7,225
Vornado Realty Trust 5.25%, 11/24/2025
(d)
204,969 3,372
Vornado Realty Trust 5.25%, 01/03/2023
(d)
382,344 6,236
$ 78,825
Savings & Loans - 0 .02%
Washington Federal Inc 4.88%, 04/15/2026
(d)
55,040 1,038
Sovereign - 0 .56%
CoBank ACB 6.20%, 01/01/2025
(d)
65,000 6,370
3 Month USD LIBOR + 3.74%
Farm Credit Bank of Texas 6.75%, 09/15/2023
(d),(f)
270,500 26,847
3 Month USD LIBOR + 4.01%
$ 33,217
Telecommunications - 0 .65%
AT&T Inc 4.75%, 02/18/2025
(d)
2,053,475 37,804
AT&T Inc 5.00%, 12/12/2024
(d)
40,144 793
$ 38,597
TOTAL PREFERRED STOCKS $ 492,443
BONDS - 88 .69%
Principal
Amount (000's) Value (000's)
Banks - 54 .37%
Australia & New Zealand Banking Group Ltd/
United Kingdom
6.75%, 06/15/2026
(d),(e),(f),(g),(h)
$ 12,200 $ 12,082
USD Swap Rate NY 5 Year + 5.17%
6.75%, 06/15/2026
(d),(g),(h)
2,700 2,674
USD Swap Rate NY 5 Year + 5.17%
Banco Bilbao Vizcaya Argentaria SA
6.13%, 11/16/2027
(d),(g),(h)
14,200 11,727
USD Swap Semi-Annual 5 Year + 3.87%
6.50%, 03/05/2025
(d),(g),(h)
57,800 54,672
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.19%
Banco Santander SA
4.75%, 11/12/2026
(d),(g),(h)
47,800 37,070
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.75%
7.50%, 02/08/2024
(d),(g),(h)
60,600 59,152
USD Swap Semi-Annual 5 Year + 4.99%
Bank of America Corp
4.38%, 01/27/2027
(d),(g)
20,400 17,442
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.76%
6.13%, 04/27/2027
(d),(g)
35,600 34,443
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.23%
6.25%, 09/05/2024
(d),(g)
26,800 25,862
3 Month USD LIBOR + 3.71%
6.50%, 10/23/2024
(d),(e),(g)
92,193 90,942
3 Month USD LIBOR + 4.17%
8.05%, 06/15/2027 6,312 6,946
Bank of New York Mellon Corp/The
3.70%, 03/20/2026
(d),(g)
32,956 29,383
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.35%
3.75%, 12/20/2026
(d),(e),(g)
33,250 26,455
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.63%
4.63%, 09/20/2026
(d),(g)
18,995 16,415
3 Month USD LIBOR + 3.13%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of Nova Scotia/The
4.90%, 06/04/2025
(d),(e),(g)
$ 51,100 $ 48,673
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.55%
8.63%, 10/27/2082
(g)
8,800 9,052
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.39%
Barclays PLC
4.38%, 03/15/2028
(d),(g),(h)
12,900 9,480
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.41%
6.13%, 12/15/2025
(d),(g),(h)
5,900 5,324
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.87%
7.75%, 09/15/2023
(d),(g),(h)
47,300 45,408
USD Swap Semi-Annual 5 Year + 4.84%
8.00%, 06/15/2024
(d),(g),(h)
67,803 65,260
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.67%
8.00%, 03/15/2029
(d),(g),(h)
8,600 8,105
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.43%
BNP Paribas SA
4.63%, 01/12/2027
(d),(f),(g),(h)
48,300 39,177
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.20%
4.63%, 02/25/2031
(d),(f),(g),(h)
10,100 7,676
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.34%
6.63%, 03/25/2024
(d),(f),(g),(h)
41,500 39,858
USD Swap Semi-Annual 5 Year + 4.15%
6.63%, 03/25/2024
(d),(g),(h)
8,700 8,356
USD Swap Rate NY 5 Year + 4.15%
7.00%, 08/16/2028
(d),(f),(g),(h)
2,500 2,316
USD Swap Semi-Annual 5 Year + 3.98%
7.38%, 08/19/2025
(d),(f),(g),(h)
100 99
USD Swap Semi-Annual 5 Year + 5.15%
7.38%, 08/19/2025
(d),(e),(g),(h)
24,000 23,820
USD Swap Semi-Annual 5 Year + 5.15%
7.75%, 08/16/2029
(d),(f),(g),(h)
27,000 26,460
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.90%
Citigroup Capital III
7.63%, 12/01/2036 3,300 3,570
Citigroup Inc
3.88%, 02/18/2026
(d),(g)
60,200 50,229
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.42%
4.00%, 12/10/2025
(d),(g)
24,110 20,890
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.60%
5.95%, 05/15/2025
(d),(g)
11,168 10,412
3 Month USD LIBOR + 3.91%
6.25%, 08/15/2026
(d),(e),(g)
72,047 69,720
3 Month USD LIBOR + 4.52%
Citizens Financial Group Inc
4.00%, 10/06/2026
(d),(g)
20,000 16,130
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%
5.65%, 10/06/2025
(d),(g)
62,097 59,769
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
6.00%, 07/06/2023
(d),(g)
3,515 3,225
3 Month USD LIBOR + 3.00%
6.38%, 04/06/2024
(d),(g)
11,335 10,457
3 Month USD LIBOR + 3.16%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
November 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Comerica Inc
5.63%, 07/01/2025
(d),(g)
$ 18,600 $ 18,053
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.29%
Corestates Capital III
5.18%, 02/15/2027
(f)
18,621 17,326
3 Month USD LIBOR + 0.57%
Credit Agricole SA
4.75%, 03/23/2029
(d),(f),(g),(h)
2,100 1,645
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.24%
7.88%, 01/23/2024
(d),(f),(g),(h)
34,840 34,579
USD Swap Semi-Annual 5 Year + 4.90%
7.88%, 01/23/2024
(d),(e),(g),(h)
18,100 17,964
USD Swap Semi-Annual 5 Year + 4.90%
8.13%, 12/23/2025
(d),(f),(g),(h)
34,368 34,915
USD Swap Semi-Annual 5 Year + 6.19%
8.13%, 12/23/2025
(d),(e),(g),(h)
15,000 15,239
USD Swap Semi-Annual 5 Year + 6.19%
Credit Suisse AG
6.50%, 08/08/2023
(f),(h)
23,254 21,742
6.50%, 08/08/2023
(h)
6,000 5,610
Credit Suisse Group AG
5.25%, 02/11/2027
(d),(f),(g),(h)
13,450 7,871
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.89%
6.25%, 12/18/2024
(d),(f),(g),(h)
11,000 8,360
USD Swap Semi-Annual 5 Year + 3.46%
7.50%, 12/11/2023
(d),(f),(g),(h)
70,240 57,948
USD Swap Semi-Annual 5 Year + 4.60%
9.75%, 06/23/2027
(d),(f),(g),(h)
39,200 33,422
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 6.38%
Danske Bank A/S
1.55%, 09/10/2027
(g)
5,000 4,284
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.73%
6.13%, 03/28/2024
(d),(g),(h)
5,500 5,273
USD Swap Semi-Annual 7 Year + 3.90%
7.00%, 06/26/2025
(d),(g),(h)
62,745 60,078
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.13%
DNB Bank ASA
4.88%, 11/12/2024
(d),(g),(h)
4,775 4,512
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.14%
Fifth Third Bancorp
4.50%, 09/30/2025
(d),(g)
13,525 12,661
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.22%
First Maryland Capital I
5.08%, 01/15/2027 2,000 1,850
3 Month USD LIBOR + 1.00%
Goldman Sachs Group Inc/The
3.65%, 08/10/2026
(d),(g)
10,000 7,778
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.92%
3.80%, 05/10/2026
(d),(g)
13,500 10,679
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.97%
4.13%, 11/10/2026
(d),(g)
11,800 9,617
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.95%
4.95%, 02/10/2025
(d),(g)
23,663 21,407
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Goldman Sachs Group Inc/The   (continued)
5.50%, 08/10/2024
(d),(e),(g)
$ 15,750 $ 15,177
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.62%
HSBC Capital Funding Dollar 1 LP
10.18%, 06/30/2030
(d),(f),(g)
69,567 83,835
3 Month USD LIBOR + 4.98%
10.18%, 06/30/2030
(d),(e),(g)
55,708 67,133
3 Month USD LIBOR + 4.98%
HSBC Holdings PLC
6.00%, 05/22/2027
(d),(g),(h)
15,900 14,075
USD Swap Rate NY 5 Year + 3.75%
6.37%, 03/30/2025
(d),(g),(h)
14,800 14,097
USD Swap Rate NY 5 Year + 4.37%
6.38%, 09/17/2024
(d),(g),(h)
3,300 3,068
USD Swap Rate NY 5 Year + 3.71%
6.50%, 03/23/2028
(d),(g),(h)
5,600 4,965
USD Swap Rate NY 5 Year + 3.61%
Huntington Bancshares Inc/OH
4.45%, 10/15/2027
(d),(e),(g)
87,459 77,406
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.05%
5.63%, 07/15/2030
(d),(g)
41,103 37,176
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.95%
ING Groep NV
3.88%, 05/16/2027
(d),(g),(h)
22,300 15,826
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.86%
4.25%, 05/16/2031
(d),(g),(h)
14,500 9,860
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.86%
5.75%, 11/16/2026
(d),(g),(h)
19,275 16,954
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.34%
6.50%, 04/16/2025
(d),(g),(h)
46,800 44,032
USD Swap Semi-Annual 5 Year + 4.45%
6.75%, 04/16/2024
(d),(g),(h)
45,000 43,425
USD Swap Rate NY 5 Year + 4.20%
Intesa Sanpaolo SpA
7.70%, 09/17/2025
(d),(e),(f),(g),(h)
32,021 29,514
USD Swap Semi-Annual 5 Year + 5.46%
8.25%, 11/21/2033
(f),(g)
7,000 7,180
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 4.40%
JPMorgan Chase & Co
3.65%, 06/01/2026
(d),(g)
137,806 115,757
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.85%
6.75%, 02/01/2024
(d),(g)
115,983 115,001
3 Month USD LIBOR + 3.78%
KeyCorp
5.00%, 09/15/2026
(d),(g)
16,151 14,127
3 Month USD LIBOR + 3.61%
KeyCorp Capital I
4.48%, 07/01/2028 6,825 6,157
3 Month USD LIBOR + 0.74%
KeyCorp Capital III
7.75%, 07/15/2029 3,500 3,808
Lloyds Banking Group PLC
6.75%, 06/27/2026
(d),(e),(g),(h)
200 189
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%
7.50%, 06/27/2024
(d),(g),(h)
47,496 46,432
USD Swap Semi-Annual 5 Year + 4.76%
7.50%, 09/27/2025
(d),(g),(h)
25,600 24,588
USD Swap Semi-Annual 5 Year + 4.50%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
November 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Lloyds Banking Group PLC   (continued)
7.95%, 11/15/2033
(g)
$ 5,000 $ 5,265
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.75%
M&T Bank Corp
3.50%, 09/01/2026
(d),(g)
7,620 5,832
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
5.00%, 08/01/2024
(d),(e),(g)
4,702 4,352
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.17%
5.13%, 11/01/2026
(d),(g)
9,270 8,076
3 Month USD LIBOR + 3.52%
6.45%, 02/15/2024
(d),(g)
1,000 983
3 Month USD LIBOR + 3.61%
Macquarie Bank Ltd/London
6.13%, 03/08/2027
(d),(f),(g),(h)
21,000 17,723
USD Swap Semi-Annual 5 Year + 3.70%
6.13%, 03/08/2027
(d),(g),(h)
5,000 4,220
USD Swap Semi-Annual 5 Year + 3.70%
NatWest Group PLC
4.60%, 06/28/2031
(d),(g),(h)
7,685 5,388
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.10%
6.00%, 12/29/2025
(d),(e),(g),(h)
55,100 50,416
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.63%
8.00%, 08/10/2025
(d),(g),(h)
22,825 22,218
USD Swap Semi-Annual 5 Year + 5.72%
Nordea Bank Abp
6.13%, 09/23/2024
(d),(e),(f),(g),(h)
42,131 41,170
USD Swap Semi-Annual 5 Year + 3.39%
6.13%, 09/23/2024
(d),(e),(g),(h)
18,735 18,308
USD Swap Semi-Annual 5 Year + 3.39%
6.63%, 03/26/2026
(d),(g),(h)
12,400 12,189
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.11%
6.63%, 03/26/2026
(d),(f),(g),(h)
74,562 73,292
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.11%
PNC Financial Services Group Inc/The
3.40%, 09/15/2026
(d),(e),(g)
10,500 8,080
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.60%
6.20%, 09/15/2027
(d),(g)
14,200 13,703
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.24%
Regions Financial Corp
5.75%, 06/15/2025
(d),(e),(g)
16,750 16,236
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.43%
Skandinaviska Enskilda Banken AB
5.13%, 05/13/2025
(d),(g),(h)
32,800 30,668
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.46%
Societe Generale SA
7.38%, 10/04/2023
(d),(e),(f),(g),(h)
6,800 6,527
USD Swap Semi-Annual 5 Year + 4.30%
7.88%, 12/18/2023
(d),(f),(g),(h)
4,900 4,825
USD Swap Semi-Annual 5 Year + 4.98%
7.88%, 12/18/2023
(d),(g),(h)
14,000 13,784
USD Swap Semi-Annual 5 Year + 4.98%
8.00%, 09/29/2025
(d),(e),(f),(g),(h)
35,060 35,123
USD Swap Rate NY 5 Year + 5.87%
8.00%, 09/29/2025
(d),(e),(g),(h)
19,000 19,034
USD Swap Semi-Annual 5 Year + 5.87%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Societe Generale SA   (continued)
9.38%, 11/22/2027
(d),(f),(g),(h)
$ 3,800 $ 3,900
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.39%
Standard Chartered PLC
4.30%, 08/19/2028
(d),(f),(g),(h)
13,032 9,270
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.14%
6.00%, 07/26/2025
(d),(e),(g),(h)
8,000 7,700
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.66%
6.00%, 07/26/2025
(d),(f),(g),(h)
15,000 14,437
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.66%
7.01%, 07/30/2037
(d),(f),(g)
13,500 12,274
3 Month USD LIBOR + 1.46%
7.01%, 07/30/2037
(d),(g)
1,400 1,273
3 Month USD LIBOR + 1.46%
7.75%, 04/02/2023
(d),(e),(f),(g),(h)
15,000 14,891
USD Swap Semi-Annual 5 Year + 5.72%
7.75%, 08/15/2027
(d),(e),(f),(g),(h)
45,000 42,826
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.98%
SVB Financial Group
4.00%, 05/15/2026
(d),(g)
22,100 14,462
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.20%
4.10%, 02/15/2031
(d),(g)
8,850 5,039
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 3.06%
4.25%, 11/15/2026
(d),(g)
26,800 17,637
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.07%
Svenska Handelsbanken AB
4.38%, 03/01/2027
(d),(g),(h)
5,400 4,839
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.94%
6.25%, 03/01/2024
(d),(g),(h)
13,800 13,544
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.69%
Toronto-Dominion Bank/The
8.13%, 10/31/2082
(g)
8,800 9,020
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.08%
Truist Financial Corp
3.94%, 03/15/2028 9,022 8,120
3 Month USD LIBOR + 0.65%
4.72%, 04/01/2027 7,000 6,524
3 Month USD LIBOR + 0.98%
4.80%, 09/01/2024
(d),(g)
78,832 71,559
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
4.95%, 09/01/2025
(d),(g)
29,403 28,374
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.61%
5.32%, 05/15/2027 10,900 10,021
3 Month USD LIBOR + 0.67%
UBS Group AG
3.88%, 06/02/2026
(d),(f),(g),(h)
20,000 16,220
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.10%
4.38%, 02/10/2031
(d),(f),(g),(h)
7,000 5,189
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.31%
4.88%, 02/12/2027
(d),(f),(g),(h)
3,400 2,857
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.40%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
November 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
UBS Group AG   (continued)
6.88%, 08/07/2025
(d),(g),(h)
$ 16,933 $ 16,584
USD Swap Semi-Annual (VS 6 Month) 5
Year + 4.59%
7.00%, 01/31/2024
(d),(f),(g),(h)
20,500 20,192
USD Swap Semi-Annual 5 Year + 4.34%
7.00%, 01/31/2024
(d),(g),(h)
13,900 13,691
USD Swap Semi-Annual (VS 6 Month) 5
Year + 4.34%
7.00%, 02/19/2025
(d),(g),(h)
21,700 21,483
USD Swap Semi-Annual (VS 6 Month) 5
Year + 4.87%
UniCredit SpA
8.00%, 06/03/2024
(d),(g),(h)
36,950 35,982
USD Swap Semi-Annual 5 Year + 5.18%
US Bancorp
3.70%, 01/15/2027
(d),(g)
33,243 26,519
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.54%
USB Realty Corp
5.23%, 01/15/2027
(d),(f)
1,500 1,151
3 Month USD LIBOR + 1.15%
Wells Fargo & Co
3.90%, 03/15/2026
(d),(g)
74,943 65,294
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.45%
4.58%, 01/15/2027 5,345 4,951
3 Month USD LIBOR + 0.50%
5.88%, 06/15/2025
(d),(g)
33,037 32,340
3 Month USD LIBOR + 3.99%
7.95%, 11/15/2029 3,700 4,128
$ 3,211,029
Diversified Financial Services - 5 .43%
Ally Financial Inc
4.70%, 05/15/2026
(d),(g)
39,600 28,685
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.87%
4.70%, 05/15/2028
(d),(g)
8,500 5,661
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 3.48%
American Express Co
3.55%, 09/15/2026
(d),(g)
50,250 39,949
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.85%
Capital One Financial Corp
3.95%, 09/01/2026
(d),(e),(g)
20,900 16,093
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.16%
Charles Schwab Corp/The
4.00%, 06/01/2026
(d),(g)
106,900 90,865
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.17%
5.38%, 06/01/2025
(d),(g)
94,871 93,249
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
Depository Trust & Clearing Corp/The
3.38%, 06/20/2026
(d),(f),(g)
19,750 15,085
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.61%
Discover Financial Services
5.50%, 10/30/2027
(d),(g)
6,171 4,844
3 Month USD LIBOR + 3.08%
6.13%, 06/23/2025
(d),(e),(g)
27,160 26,522
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.78%
$ 320,953
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric - 5 .20%
Algonquin Power & Utilities Corp
4.75%, 01/18/2082
(g)
$ 58,400 $ 47,888
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.25%
American Electric Power Co Inc
3.88%, 02/15/2062
(g)
20,000 15,485
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
Dominion Energy Inc
4.65%, 12/15/2024
(d),(g)
120,652 103,467
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.99%
Duke Energy Corp
4.88%, 09/16/2024
(d),(g)
95,109 85,598
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.39%
Emera Inc
6.75%, 06/15/2076
(g)
32,145 30,417
3 Month USD LIBOR + 5.44%
Enel SpA
8.75%, 09/24/2073
(f),(g)
5,403 5,395
USD Swap Semi-Annual 5 Year + 5.88%
NextEra Energy Capital Holdings Inc
3.80%, 03/15/2082
(g)
2,000 1,568
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.55%
5.81%, 10/01/2066 17,264 14,151
3 Month USD LIBOR + 2.07%
Southern Co/The
6.92%, 03/15/2057
(e)
3,268 3,244
3 Month USD LIBOR + 3.63%
$ 307,213
Food - 0 .13%
Dairy Farmers of America Inc
7.13%, 12/01/2026
(d),(f)
8,700 7,808
Gas - 1 .07%
NiSource Inc
5.65%, 06/15/2023
(d),(g)
68,100 63,333
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.84%
Insurance - 14 .16%
ACE Capital Trust II
9.70%, 04/01/2030 15,505 19,122
Allianz SE
3.20%, 10/30/2027
(d),(f),(g),(h)
5,800 4,286
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.17%
3.50%, 11/17/2025
(d),(f),(g),(h)
27,400 23,256
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.97%
American International Group Inc
5.75%, 04/01/2048
(g)
13,069 12,272
3 Month USD LIBOR + 2.87%
Aon Corp
8.21%, 01/01/2027 4,750 4,942
Argentum Netherlands BV for Swiss Re Ltd
5.63%, 08/15/2052
(g)
78,620 70,956
3 Month USD LIBOR + 3.78%
5.75%, 08/15/2050
(g)
49,400 46,445
3 Month USD LIBOR + 3.59%
Argentum Netherlands BV for Zurich Insurance
Co Ltd
5.13%, 06/01/2048
(g)
8,590 7,664
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.27%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
November 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
AXA SA
5.13%, 01/17/2047
(g)
$ 500 $ 470
3 Month USD LIBOR + 3.88%
Corebridge Financial Inc
6.88%, 12/15/2052
(f),(g)
13,000 11,932
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.85%
Everest Reinsurance Holdings Inc
6.99%, 05/01/2067 14,420 12,229
3 Month USD LIBOR + 2.39%
Liberty Mutual Group Inc
4.13%, 12/15/2051
(f),(g)
19,000 14,993
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.32%
7.80%, 03/07/2087
(f)
76,240 83,295
3 Month USD LIBOR + 3.58%
Liberty Mutual Insurance Co
7.70%, 10/15/2097
(f)
5,025 5,545
Lincoln National Corp
6.28%, 04/20/2067
(e)
13,288 9,379
3 Month USD LIBOR + 2.04%
MetLife Capital Trust IV
7.88%, 12/15/2067
(f)
24,540 26,381
MetLife Inc
3.85%, 09/15/2025
(d),(g)
36,205 32,879
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.58%
6.40%, 12/15/2066 10,650 10,030
3 Month USD LIBOR + 2.21%
9.25%, 04/08/2068
(f)
53,475 61,963
3 Month USD LIBOR + 5.54%
10.75%, 08/01/2069 50,463 66,654
3 Month USD LIBOR + 7.55%
Mitsui Sumitomo Insurance Co Ltd
4.95%, 03/06/2029
(d),(g)
520 477
USD Swap Semi-Annual 5 Year + 3.26%
4.95%, 03/06/2029
(d),(f),(g)
1,800 1,652
USD Swap Semi-Annual 5 Year + 3.26%
MMI Capital Trust I
7.63%, 12/15/2027 1,073 1,162
Muenchener Rueckversicherungs-Gesellschaft
AG in Muenchen
5.88%, 05/23/2042
(f),(g)
19,800 19,418
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.98%
5.88%, 05/23/2042
(g)
4,800 4,707
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.98%
Nationwide Financial Services Inc
6.75%, 05/15/2087 79,015 75,215
Nippon Life Insurance Co
2.75%, 01/21/2051
(f),(g)
3,200 2,462
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.65%
2.90%, 09/16/2051
(f),(g)
22,900 17,784
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.60%
4.70%, 01/20/2046
(f),(g)
5,000 4,745
USD Swap Rate NY 5 Year + 3.75%
5.10%, 10/16/2044
(f),(g)
19,700 19,104
USD Swap Semi-Annual 5 Year + 3.65%
Prudential Financial Inc
5.20%, 03/15/2044
(g)
3,870 3,640
3 Month USD LIBOR + 3.04%
6.00%, 09/01/2052
(g)
35,900 33,101
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.23%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Sompo Japan Insurance Inc
5.33%, 03/28/2073
(f),(g)
$ 60,300 $ 59,889
3 Month USD LIBOR + 4.27%
Sumitomo Life Insurance Co
4.00%, 09/14/2077
(f),(g)
4,700 4,227
3 Month USD LIBOR + 2.99%
6.50%, 09/20/2073
(e),(f),(g)
13,500 13,406
3 Month USD LIBOR + 4.44%
Voya Financial Inc
4.70%, 01/23/2048
(g)
2,755 2,036
3 Month USD LIBOR + 2.08%
6.13%, 09/15/2023
(d),(g)
11,706 11,344
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.36%
Zurich Finance Ireland Designated Activity Co
3.00%, 04/19/2051
(g)
49,000 37,113
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.78%
$ 836,175
Oil & Gas - 0 .73%
BP Capital Markets PLC
4.38%, 06/22/2025
(d),(g)
24,400 23,210
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.04%
4.88%, 03/22/2030
(d),(g)
22,562 19,849
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.40%
$ 43,059
Pipelines - 3 .88%
Enbridge Inc
5.75%, 07/15/2080
(g)
65,201 57,978
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
6.00%, 01/15/2077
(e),(g)
46,935 42,928
3 Month USD LIBOR + 3.89%
6.25%, 03/01/2078
(e),(g)
34,882 31,632
3 Month USD LIBOR + 3.64%
Enterprise Products Operating LLC
5.25%, 08/16/2077
(g)
50,985 41,396
3 Month USD LIBOR + 3.03%
Transcanada Trust
5.50%, 09/15/2079
(g)
41,000 34,952
Secured Overnight Financing Rate + 4.42%
5.88%, 08/15/2076
(g)
21,652 20,323
3 Month USD LIBOR + 4.64%
$ 229,209
REITs - 0 .93%
Scentre Group Trust 2
4.75%, 09/24/2080
(f),(g)
10,500 9,244
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.38%
4.75%, 09/24/2080
(e),(g)
4,300 3,786
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.38%
5.13%, 09/24/2080
(f),(g)
51,600 41,698
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.69%
$ 54,728
Sovereign - 0 .66%
CoBank ACB
4.25%, 01/01/2027
(d),(g)
1,000 850
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.05%
6.25%, 10/01/2026
(d),(g)
16,400 15,749
3 Month USD LIBOR + 4.66%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
November 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
CoBank ACB   (continued)
6.45%, 10/01/2027
(d),(g)
$ 11,400 $ 11,229
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.49%
Farm Credit Bank of Texas
5.70%, 09/15/2025
(d),(f),(g)
11,800 10,974
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.42%
$ 38,802
Telecommunications - 1 .40%
Vodafone Group PLC
3.25%, 06/04/2081
(e),(g)
24,000 19,915
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.45%
7.00%, 04/04/2079
(g)
62,686 62,449
USD Swap Semi-Annual 5 Year + 4.87%
$ 82,364
Transportation - 0 .73%
BNSF Funding Trust I
6.61%, 12/15/2055
(g)
46,656 43,222
3 Month USD LIBOR + 2.35%
TOTAL BONDS $ 5,237,895
Total Investments $ 5,846,450
Other Assets and Liabilities -  1.00% 59,331
TOTAL NET ASSETS - 100.00% $ 5,905,781
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $68,595 or 1.16% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $66,272 or 1.12% of net assets.
(f) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,302,064 or 22.05% of net assets.
(g) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(h) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $1,660,931 or 28.12% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Financial 81 .38%
Utilities 7 .17%
Energy 4 .61%
Communications 2 .05%
Government 1 .22%
Money Market Funds 1 .16%
Industrial 0 .73%
Consumer, Non-cyclical 0 .52%
Investment Companies 0 .16%
Other Assets and Liabilities
1 .00%
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2022 Purchases Sales November 30, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 3.57% $ 42,280 $ 498,743 $ 496,380 $ 44,643
$ 42,280 $ 498,743 $ 496,380 $ 44,643
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 3.57% $ 197 $ — $ — $ —
$ 197 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US Long Bond; March 2023 Short 450 $ 57,150 $ 196
Total $ 196
Amounts in thousands except contracts.

Glossary to the Schedule of Investments
November 30, 2022 (unaudited)
See accompanying notes.

Currency Abbreviations
ARS Argentine Peso
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
COP Colombian Peso
CZK Czech Koruna
EUR Euro
GBP British Pound Sterling
IDR Indonesian Rupiah
ILS Israeli New Shekel
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Nuevo Sol
PLN Polish Zloty
RON Romanian New Leu
SEK Swedish Krona
THB Thai Baht
USD/$ United States Dollar
ZAR South African Rand

November 30, 2022 (unaudited)

Security Valuation. Blue Chip Fund, Bond Market Index Fund, Capital Securities Fund, Diversified Real Asset Fund, Edge MidCap
Fund, Global Multi-Strategy Fund, International Equity Index Fund, International Small Company Fund, Opportunistic Municipal Fund,
Origin Emerging Markets Fund, Small-MidCap Dividend Income Fund, Small-MidCap Growth Fund, and Spectrum Preferred and Capital
Securities Income Fund (known as the “Funds”) value securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price or, in the case of certain credit default swaps, a mean price provided by a pricing service. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Principal Global Investors, LLC (“the Manager”) under procedures established and periodically reviewed by the Fund’s Board of Directors.
The Funds may invest in other series of the Fund and other investment funds, which may include closed-end investment companies, exchange-
traded funds, money market funds and other registered open-end investment companies. Investments in registered open-end investment companies, other than exchange-traded funds, are valued at the respective fund’s closing net asset value per share on the day of valuation.
The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are reflected in the Funds’ net asset values and these securities are valued at fair value. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in American depositary receipts (“ADRs”), futures contracts, industry indices, general indices, and foreign currencies.
To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.
Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.
Fair value is defined as the price that the Funds would receive upon selling a security or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the fund’s own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. Investments which are generally included in this category include listed equities and listed derivatives.
Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.). Investments which are generally included in this category include certain foreign equities, corporate bonds, municipal bonds, OTC derivatives, senior floating rate interests, repurchase agreements, and US Government and Government Agency Obligations.
Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain common stocks, convertible preferred stocks, corporate bonds, preferred stocks, or senior floating rate interests.

November 30, 2022 (unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Funds’ own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date, when available.
Investments which are included in the Level 3 category may be valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3.
Valuation models rely on one or more significant unobservable inputs such as: yield to maturity, EBITDA multiples, discount rates, available cash, or direct offering price. Significant increases in yield to maturity, EBITDA multiples, available cash, or direct offering price would have resulted in significantly higher fair value measurements. Significant increases in discount rates would have resulted in a significantly lower fair value measurement. Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.
The fair values of these securities are dependent on economic, political and other considerations. The values of such securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, pandemics, accidents, conflicts, etc.).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Blue Chip Fund
Common Stocks* $ 8,710,614 $ — $ — $ 8,710,614
Investment Companies 12,507 — — 12,507
Total investments in securities $ 8,723,121 $ — $ — $ 8,723,121
Bond Market Index Fund
Bonds* — 689,044 — 689,044
Investment Companies 192,227 — — 192,227
Municipal Bonds* — 3,336 — 3,336
U.S. Government & Government Agency Obligations* — 1,657,980 — 1,657,980
Total investments in securities $ 192,227 $ 2,350,360 $ — $ 2,542,587
Capital Securities Fund
Bonds* — 1,012,264 — 1,012,264
Investment Companies 13,300 — — 13,300
Preferred Stocks
Energy 2,464 — — 2,464
Financial 8,819 — — 8,819
Government 980 992 — 1,972
Total investments in securities $ 25,563 $ 1,013,256 $ — $ 1,038,819
Diversified Real Asset Fund
Bonds* — 15,869 — 15,869
Common Stocks
Basic Materials 111,406 48,754 — 160,160
Communications — 3,038 349 3,387
Consumer, Cyclical 13,587 3,987 1 17,575

November 30, 2022 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Diversified Real Asset Fund (continued)
Common Stocks (continued)
Consumer, Non-cyclical $ 76,146 $ 120,502 $ 4 $ 196,652
Energy 417,344 62,881 — 480,225
Financial 376,755 173,610 — 550,365
Industrial 103,073 202,597 — 305,670
Technology 9,809 1,565 — 11,374
Utilities 352,547 386,285 — 738,832
Convertible Preferred Stocks
Technology — — 3 3
Investment Companies 212,389 — — 212,389
Preferred Stocks
Industrial — 305 18 323
Utilities 12,991 — — 12,991
Senior Floating Rate Interests* — 183,179 — 183,179
U.S. Government & Government Agency Obligations* — 1,250,829 — 1,250,829
Purchased Options 192 — — 192
Purchased Interest Rate Swaptions — 1,124 — 1,124
Total investments in securities $ 1,686,239 $ 2,454,525 $ 375 $ 4,141,139
Derivative Assets
Commodity Contracts
Futures** 1 4,021 — — 1 4,021
Foreign Exchange Contracts
Foreign Currency Contracts — 188 — 188
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — 56 4 — 56 4
Futures** 271 — — 271
Derivative Liabilities
Commodity Contracts
Futures** (12,948) (25) — (12,973)
Total Return Swaps — (1,714) — (1,714)
Foreign Exchange Contracts
Foreign Currency Contracts — (258) — (258)
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — (1,167) — (1,167)
Futures** (156) — — (156)
Interest Rate Swaptions — (3,414) — (3,414)
Written Options (82) — — (82)
Edge MidCap Fund
Common Stocks
Basic Materials 3,461 — — 3,461
Communications 2,731 926 — 3,657
Consumer, Cyclical 11,979 — — 11,979
Consumer, Non-cyclical 17,924 — — 17,924
Energy 5,064 — — 5,064
Financial 18,927 — — 18,927
Industrial 19,254 — — 19,254
Technology 14,388 — — 14,388
Utilities 5,320 — — 5,320
Investment Companies 2,364 — — 2,364
Total investments in securities $ 101,412 $ 926 $ — $ 102,338
Global Multi-Strategy Fund
Bonds* — 128,682 159 128,841
Common Stocks
Basic Materials 5,520 1,946 — 7,466
Communications 12,981 1,382 — 14,363
Consumer, Cyclical 13,117 4,856 — 17,973
Consumer, Non-cyclical 25,875 11,217 — 37,092
Diversified 15,733 3,155 — 18,888
Energy 6,838 1,024 — 7,862
Financial 23,896 5,243 20 29,159
Industrial 18,151 5,542 — 23,693
Technology 21,839 2,652 337 24,828

November 30, 2022 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Global Multi-Strategy Fund (continued)
Common Stocks (continued)
Utilities $ 4,519 $ 483 $ — $ 5,002
Convertible Bonds* — 4,515 — 4,515
Convertible Preferred Stocks
Communications — 322 — 322
Energy 21 — 96 117
Technology 84 — — 84
Investment Companies 115,564 — — 115,564
Preferred Stocks
Consumer, Cyclical 46 — — 46
Industrial 32 — — 32
Senior Floating Rate Interests* — 255 4 259
U.S. Government & Government Agency Obligations* — 11,707 — 11,707
Purchased Options 179 — — 179
Total investments in securities $ 264,395 $ 182,981 $ 616 $ 447,992
Short Sales
Common Stocks
Basic Materials (2,402) (1,114) — (3,516)
Communications (1,154) (239) — (1,393)
Consumer, Cyclical (1,802) (1,401) — (3,203)
Consumer, Non-cyclical (2,246) (3,568) — (5,814)
Energy (562) (484) — (1,046)
Financial (2,173) (3,110) — (5,283)
Industrial (2,490) (5,206) — (7,696)
Technology (3,472) (1,066) — (4,538)
Utilities — (1,570) — (1,570)
Preferred Stocks
Consumer, Non-cyclical — (6) — (6)
U.S. Government & Government Agency Obligations — (71) — (71)
Total Short Sales $ (16,301) $ (17,835) $ — $ (34,136)
Derivative Assets
Credit Contracts
Credit Default Swaps — 1 — 1
Commodity Contracts
Futures** 203 — — 203
Equity Contracts
Futures** 788 — — 788
Total Return Equity Basket Swaps — 6,1 25 — 6,1 25
Foreign Exchange Contracts
Foreign Currency Contracts — 4,503 — 4,503
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — 84 — 84
Futures** 71 — — 71
Derivative Liabilities
Credit Contracts
Exchange Cleared Credit Default Swaps** — (429) — (429)
Commodity Contracts
Futures** (631) — — (631)
Equity Contracts
Futures** (652) — — (652)
Written Options (1,087) — — (1,087)
Total Return Equity Basket Swaps — (187) — (187)
Foreign Exchange Contracts
Foreign Currency Contracts — (4,478) — (4,478)
Futures** (16) — — (16)
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — (208) — (208)
Futures** (546) — — (546)
Global Sustainable Listed Infrastructure Fund
Common Stocks
Consumer, Non-cyclical — 835 — 835
Energy 1,257 — — 1,257
Financial 597 — — 597
Industrial 398 1,757 — 2,155

November 30, 2022 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Global Sustainable Listed Infrastructure Fund (continued)
Common Stocks (continued)
Utilities $ 3,852 $ 1,323 $ — $ 5,175
Investment Companies 424 — — 424
Total investments in securities $ 6,528 $ 3,915 $ — $ 10,443
International Equity Index Fund
Common Stocks
Basic Materials — 71,242 — 71,242
Communications 2,111 48,617 — 50,728
Consumer, Cyclical — 130,793 — 130,793
Consumer, Non-cyclical 1,444 264,477 — 265,921
Diversified — 809 — 809
Energy — 53,530 — 53,530
Financial 837 208,464 — 209,301
Industrial 123 134,677 — 134,800
Technology 1,356 59,471 — 60,827
Utilities — 33,202 — 33,202
Investment Companies 18,128 — — 18,128
Preferred Stocks
Consumer, Cyclical — 3,838 — 3,838
Consumer, Non-cyclical — 891 — 891
Industrial — 639 — 639
Total investments in securities $ 23,999 $ 1,010,650 $ — $ 1,034,649
Derivative Assets
Equity Contracts
Futures** 47 — — 47
International Small Company Fund
Common Stocks
Basic Materials 16,378 22,691 — 39,069
Communications — 19,767 — 19,767
Consumer, Cyclical 9,495 78,172 — 87,667
Consumer, Non-cyclical 8,875 80,216 — 89,091
Energy 18,883 10,241 — 29,124
Financial 13,144 126,890 — 140,034
Industrial 11,883 139,172 — 151,055
Technology 11,381 59,787 — 71,168
Utilities 12,428 11,137 — 23,565
Investment Companies 11,529 — — 11,529
Total investments in securities $ 113,996 $ 548,073 $ — $ 662,069
Opportunistic Municipal Fund
Investment Companies 187 — — 187
Municipal Bonds* — 126,235 130 126,365
Total investments in securities $ 187 $ 126,235 $ 130 $ 126,552
Origin Emerging Markets Fund
Common Stocks
Basic Materials 33,967 136,951 — 170,918
Communications 97,058 166,051 — 263,109
Consumer, Cyclical 26,059 58,539 — 84,598
Consumer, Non-cyclical 23,525 136,601 — 160,126
Energy 9,209 151,716 — 160,925
Financial 113,406 583,681 — 697,087
Industrial — 205,668 — 205,668
Technology 82,163 431,433 — 513,596
Utilities — 32,943 — 32,943
Investment Companies 41,340 — — 41,340
Preferred Stocks 23,546 — — 23,546
Total investments in securities $ 450,273 $ 1,903,583 $ — $ 2,353,856

November 30, 2022 (unaudited)

*For additional detail regarding sector classifications, please see the Schedule of Investments.
**Exchange cleared swaps and futures are presented at the unrealized appreciation/(depreciation) of the instrument.
The Funds' Schedules of Investments as of November 30 , 2022 have not been audited. This report is provided for the general information of the Funds' shareholders. For more information regarding the Fund and its holdings, please see the Funds' prospectus and annual report.
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Small-MidCap Dividend Income Fund
Common Stocks* $ 1,005,255 $ — $ — $ 1,005,255
Investment Companies 16,290 — — 16,290
Total investments in securities $ 1,021,545 $ — $ — $ 1,021,545
Small-MidCap Growth Fund
Common Stocks* 8,101 — — 8,101
Investment Companies 412 — — 412
Total investments in securities $ 8,513 $ — $ — $ 8,513
Spectrum Preferred and Capital Securities Income Fund
Bonds* — 5,237,895 — 5,237,895
Convertible Preferred Stocks
Financial 38,288 — — 38,288
Investment Companies 77,824 — — 77,824
Preferred Stocks
Communications 38,597 — — 38,597
Consumer, Non-cyclical — 22,803 — 22,803
Financial 338,620 6,124 — 344,744
Government 6,370 26,847 — 33,217
Utilities 53,082 — — 53,082
Total investments in securities $ 552,781 $ 5,293,669 $ — $ 5,846,450
Derivative Assets
Interest Rate Contracts
Futures** 196 — — 196